UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2014

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: May 30, 2014

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 97.5%
Australia — 3.2%
Australia & New Zealand Banking Group Ltd., 3.700%, 1/13/15	USD	$400,000	$410,222
Commonwealth Bank of Australia, 3.500%, 3/19/15	USD	1,000,000	1,029,530
Commonwealth Bank of Australia, 3.750%, 10/15/14	USD	3,000,000	3,055,608
National Australia Bank Ltd., 1.600%, 8/07/15	USD	500,000	507,055
National Australia Bank Ltd., 2.750%, 9/28/15	USD	2,500,000	2,581,100
National Australia Bank Ltd. MTN, 2.000%, 3/09/15	USD	3,950,000	4,013,354
Westpac Banking Corp., 1.125%,9/25/15	USD	2,350,000	2,367,602
Westpac Banking Corp., 3.000%,8/04/15	USD	1,000,000	1,032,769
Westpac Banking Corp., 3.000%,12/09/15	USD	1,000,000	1,039,873
Westpac Banking Corp., 4.200%,2/27/15	USD	1,000,000	1,035,181
			17,072,294
Austria — 0.2%
Oesterreichische Kontrollbank AG, 1.125%, 7/06/15	USD	1,000,000	1,010,056
Canada — 5.5%
Export Development Canada, 2.250%, 5/28/15	USD	500,000	511,426
Province of Ontario Canada, 0.950%, 5/26/15	USD	2,500,000	2,519,070
Province of Ontario Canada, 2.950%, 2/05/15	USD	5,000,000	5,113,265
Province of Ontario Canada, 4.750%, 1/19/16	USD	2,000,000	2,152,636
Royal Bank of Canada, 0.550%, 5/01/15	USD	9,000,000	9,016,245
Royal Bank of Canada MTN, 0.800%, 10/30/15	USD	5,000,000	5,019,175
Royal Bank of Canada MTN, 2.625%, 12/15/15	USD	1,000,000	1,034,107
Toronto-Dominion Bank (The), 1.375%, 7/14/14	USD	1,000,000	1,003,382
Toronto-Dominion Bank (The) MTN, 0.416%, 5/01/15(a)	USD	3,000,000	3,006,429
			29,375,735
Germany — 1.3%
Kreditanstalt fuer Wiederaufbau, 0.500%, 9/30/15	USD	3,000,000	3,007,116
Kreditanstalt fuer Wiederaufbau, 2.625%, 2/16/16	USD	3,500,000	3,641,985
			6,649,101
Netherlands — 0.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	USD	1,800,000	1,843,486
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.200%, 3/11/15	USD	2,000,000	2,054,086
			3,897,572
New Zealand — 0.2%
ANZ New Zealand Int'l Ltd., 3.125%, 8/10/15	USD	900,000	929,266
Supranational — 2.1%
Council of Europe Development Bank, 2.625%, 2/16/16	USD	2,000,000	2,080,374
Council of Europe Development Bank, 2.750%, 2/10/15	USD	2,000,000	2,042,294
European Investment Bank, 1.000%, 7/15/15	USD	5,000,000	5,046,510
European Investment Bank, 4.875%, 2/16/16	USD	2,000,000	2,164,168
			11,333,346
Sweden — 0.6%
Nordea Bank AB, 2.250%, 3/20/15	USD	500,000	509,304
Svensk Exportkredit AB, 1.750%, 10/20/15	USD	2,000,000	2,040,860
Svensk Exportkredit AB, 0.625%, 9/04/15	USD	500,000	501,767
			3,051,931
United States — 83.7%
Bank of New York Mellon Corp. (The), 2.950%, 6/18/15		200,000	205,710
Bank of New York Mellon Corp. (The) MTN, 3.100%, 1/15/15		11,400,000	11,646,571
Berkshire Hathaway, Inc., 3.200%, 2/11/15		2,500,000	2,562,083
Coca-Cola Co. (The), 0.750%, 3/13/15		6,800,000	6,832,368
Federal Farm Credit Banks, 0.500%, 6/23/15		5,000,000	5,015,965
Federal Home Loan Banks, 0.375%, 8/28/15		18,000,000	18,030,330
Federal Home Loan Banks, 0.375%, 2/19/16		6,500,000	6,499,668
Federal Home Loan Banks, 1.750%, 9/11/15		9,300,000	9,493,068
Federal Home Loan Mortgage Corp., 1.750%, 9/10/15		6,500,000	6,640,822
Federal Home Loan Mortgage Corp., 4.375%, 7/17/15		20,800,000	21,920,018
Federal National Mortgage Association, 0.500%, 7/02/15		1,500,000	1,505,801
Federal National Mortgage Association, 0.500%, 9/28/15		28,300,000	28,411,870
Federal National Mortgage Association, 1.625%, 10/26/15		1,000,000	1,020,873
Federal National Mortgage Association, 2.375%, 7/28/15		20,900,000	21,498,534
Federal National Mortgage Association, 4.375%, 10/15/15		15,000,000	15,939,690
General Electric Capital Corp., 1.625%, 7/02/15		700,000	709,733
General Electric Capital Corp., 2.250%, 11/09/15		2,500,000	2,567,398
General Electric Capital Corp. MTN, 1.000%, 1/08/16		3,418,000	3,444,049
General Electric Co., 0.850%, 10/09/15		8,200,000	8,240,196
Microsoft Corp., 1.625%, 9/25/15		2,200,000	2,239,503
Microsoft Corp., 2.500%, 2/08/16		8,213,000	8,513,842
PepsiCo, Inc., 0.750%, 3/05/15		10,266,000	10,300,453

See notes to schedule of investments.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Toyota Motor Credit Corp., 0.875%, 7/17/15	$1,951,000	$1,962,772
Toyota Motor Credit Corp. MTN, 1.000%, 2/17/15	2,500,000	2,515,903
Toyota Motor Credit Corp. MTN, 2.800%, 1/11/16	1,300,000	1,351,390
United States Treasury Note, 0.250%, 8/15/15	29,500,000	29,526,491
United States Treasury Note, 0.250%, 9/15/15	5,000,000	5,002,440
United States Treasury Note, 0.250%, 11/30/15	18,800,000	18,788,250
United States Treasury Note, 0.250%, 12/15/15	10,000,000	9,990,230
United States Treasury Note, 0.375%, 11/15/15	7,500,000	7,512,015
United States Treasury Note, 0.375%, 1/15/16	13,000,000	13,007,618
United States Treasury Note, 0.375%, 2/15/16	32,600,000	32,601,923
United States Treasury Note, 0.375%, 3/15/16	29,000,000	28,983,006
United States Treasury Note, 1.250%, 8/31/15	6,000,000	6,089,766
United States Treasury Note, 1.750%, 7/31/15	8,200,000	8,371,692
United States Treasury Note, 2.000%, 1/31/16	14,000,000	14,419,720
United States Treasury Note, 2.125%, 12/31/15	48,000,000	49,499,040
United States Treasury Note, 2.625%, 2/29/16	5,000,000	5,213,280
US Bancorp MTN, 2.875%, 11/20/14	4,600,000	4,673,062
Wal-Mart Stores, Inc., 1.500%, 10/25/15	1,410,000	1,432,227
Wal-Mart Stores, Inc., 2.250%, 7/08/15	600,000	613,555
Wal-Mart Stores, Inc., 2.875%, 4/01/15	1,000,000	1,025,296
Wal-Mart Stores, Inc., 3.200%, 5/15/14	9,090,000	9,121,188
Wal-Mart Stores, Inc., 4.500%, 7/01/15	405,000	425,303
		445,364,712

TOTAL BONDS AND NOTES (Identified Cost $518,207,459)		518,684,013

SHORT-TERM INVESTMENTS — 2.2%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd. YCD, 0.486%, 1/29/15(a)	500,000	501,194
Netherlands — 1.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA YCD, 0.600%, 4/29/15	5,400,000	5,397,651

	SHARES	VALUE†
United States — 1.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	6,074,163	6,074,163
		6,074,164
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $11,974,164)		11,973,009

Total Investments — 99.7% (Identified Cost $530,181,623)#		530,657,022

Cash and Other Assets, Less Liabilities — 0.3%		1,620,195
Net Assets — 100.0%		$532,277,217

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2014.
#	At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $530,181,623. Net unrealized appreciation aggregated $475,399 of which $568,482 related to appreciated investment securities and $93,083 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

March 31, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	68.8%
Financials	14.2%
Industrials	9.2%
Foreign Government Sponsored	3.4%
Short-Term	2.3%
Supranational	2.1%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.2%
Australia — 9.5%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	1,500,000	$1,464,717
Australia & New Zealand Banking Group Ltd., 1.875%, 10/06/17(a)	USD	11,100,000	11,225,053
Commonwealth Bank of Australia, 1.900%, 9/18/17(a)	USD	4,500,000	4,562,887
Commonwealth Bank of Australia, 4.250%, 4/06/18	EUR	1,500,000	2,315,951
Commonwealth Bank of Australia, 5.250%, 10/15/18	NZD	13,000,000	11,209,246
National Australia Bank Ltd., 3.625%, 11/08/17	GBP	4,500,000	7,919,754
National Australia Bank Ltd., 4.125%, 1/25/18	NZD	1,169,000	985,809
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	5,000,000	8,600,144
Westpac Banking Corp., 2.250%, 1/17/19(a)	USD	10,500,000	10,463,628
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,065,538
Westpac Banking Corp., 3.000%, 12/09/15(a)	USD	5,330,000	5,542,523
			66,355,250
Austria — 4.0%
Austria Government Bond, 4.000%, 9/15/16	EUR	10,500,000	15,813,980
Austria Government Bond, 4.300%, 9/15/17	EUR	400,000	623,222
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15	USD	3,000,000	3,060,210
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16	USD	8,000,000	8,238,056
			27,735,468
Belgium — 2.2%
Belgium Government Bond, 5.500%, 9/28/17	EUR	9,500,000	15,341,525
Canada — 11.1%
Bank of Nova Scotia, 3.400%, 1/22/15	USD	5,000,000	5,124,730
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	1,820,950
Export Development Canada, 4.875%, 1/24/19	NZD	11,900,000	10,334,808
Province of Manitoba Canada, 4.250%, 3/05/18	CAD	5,500,000	5,445,274
Province of Ontario Canada, 0.950%, 5/26/15	USD	5,000,000	5,038,140
Province of Ontario Canada, 1.200%, 2/14/18(a)	USD	9,800,000	9,670,317
Province of Ontario Canada, 2.000%, 1/30/19(a)	USD	2,500,000	2,503,855
Royal Bank of Canada, 1.500%, 1/16/18(a)	USD	4,000,000	3,969,808
Royal Bank of Canada, 2.150%, 3/15/19	USD	3,000,000	2,983,698
Royal Bank of Canada, 2.200%, 7/27/18	USD	4,840,000	4,876,479
Royal Bank of Canada, 2.875%, 4/19/16(a)	USD	4,500,000	4,693,167
Toronto-Dominion Bank (The), 2.375%, 10/19/16(a)	USD	15,500,000	16,079,746
Toronto-Dominion Bank (The), 2.625%, 9/10/18(a)	USD	3,000,000	3,075,786
Total Capital Canada Ltd., 1.450%, 1/15/18(a)	USD	1,342,000	1,333,822
			76,950,580
Denmark — 1.1%
Denmark Government Bond, 2.500%, 11/15/16	DKK	15,000,000	2,934,402
Kommunekredit, 1.125%, 3/15/18	USD	5,000,000	4,908,995
			7,843,397
Finland — 4.9%
Finland Government Bond, 3.875%, 9/15/17	EUR	11,700,000	18,005,331
Municipality Finance PLC, 1.125%, 12/07/17	GBP	7,500,000	12,271,934
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,143,696
			34,420,961
France — 5.4%
Caisse d'Amortissement de la Dette Sociale, 2.125%, 4/12/17(a)	USD	3,000,000	3,085,692
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,923,991
France Government Bond OAT, 5.000%, 10/25/16	EUR	2,500,000	3,859,120
Reseau Ferre de France, 2.375%, 12/23/15	GBP	8,700,000	14,871,728
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	3,500,000	3,543,642
Total Capital International SA, 2.125%, 1/10/19(a)	USD	8,000,000	8,024,672
			37,308,845
Germany — 8.7%
Bundesobligation, 0.750%, 2/24/17	EUR	6,000,000	8,394,093
Kreditanstalt fuer Wiederaufbau, 1.000%, 12/07/17	GBP	3,200,000	5,220,629
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,604,683
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/04/17	EUR	400,000	616,275
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	3,100,000	5,572,776
Kreditanstalt fuer Wiederaufbau, 5.625%, 8/25/17	GBP	1,000,000	1,895,873
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16	USD	13,200,000	13,633,448
Landwirtschaftliche Rentenbank, 0.875%, 9/12/17	USD	1,000,000	989,605
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16(a)	USD	2,800,000	2,905,322
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,035,488
Landwirtschaftliche Rentenbank, 3.250%, 12/07/16	GBP	1,200,000	2,104,940

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Landwirtschaftliche Rentenbank, 4.375%, 11/27/17	EUR	3,700,000	$5,806,680
NRW.Bank, 4.500%, 5/29/17	EUR	5,000,000	7,744,237
			60,524,049
Japan — 0.7%
Development Bank of Japan, 4.250%, 6/09/15(a)	USD	1,000,000	1,045,605
Japan Bank for International Cooperation., 1.750%, 7/31/18	USD	3,700,000	3,695,023
			4,740,628
Netherlands — 8.6%
Bank Nederlandse Gemeenten, 2.750%, 7/01/15	USD	9,000,000	9,267,381
Bank Nederlandse Gemeenten, 3.000%, 3/30/17	EUR	2,000,000	2,952,534
Bank Nederlandse Gemeenten, 4.125%, 3/05/18	NZD	4,034,000	3,418,985
Bank Nederlandse Gemeenten, 4.500%, 2/20/18	GBP	2,200,000	4,030,007
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	300,000	299,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.000%, 9/10/15	GBP	9,000,000	15,623,716
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.250%, 5/02/18	NZD	3,000,000	2,529,072
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,454,634
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17(a)	USD	1,700,000	1,749,642
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	11,432,546
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,025,635
Netherlands Government Bond, 4.000%, 7/15/16	EUR	3,500,000	5,235,289
			60,018,943
New Zealand — 0.7%
New Zealand Government Bond, 6.000%, 12/15/17	NZD	5,000,000	4,628,365
Norway — 2.0%
Kommunalbanken AS, 1.000%, 9/26/17	USD	4,780,000	4,725,575
Kommunalbanken AS, 2.375%, 1/19/16(a)	USD	7,500,000	7,751,490
Statoil ASA, 1.950%, 11/08/18(a)	USD	1,500,000	1,502,847
			13,979,912
Singapore — 2.1%
Singapore Government Bond, 0.500%, 4/01/18	SGD	13,000,000	10,118,638
Singapore Government Bond, 4.000%, 9/01/18	SGD	5,000,000	4,444,944
			14,563,582
Supranational — 14.8%
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,676,789
Council of Europe Development Bank, 1.500%, 1/15/15	USD	3,985,000	4,024,121
Council of Europe Development Bank, 1.750%, 12/19/16(a)	GBP	5,100,000	8,622,206
Council of Europe Development Bank, 7.500%, 4/30/18	NZD	1,500,000	1,416,805
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,343,941
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,751,898
European Bank for Reconstruction & Development, 5.875%, 8/04/14	GBP	1,000,000	1,697,397
European Financial Stability Facility, 2.750%, 12/05/16	EUR	4,000,000	5,858,036
European Investment Bank, 1.375%, 1/15/18	GBP	1,500,000	2,465,715
European Investment Bank, 1.500%, 2/01/19	GBP	1,600,000	2,597,532
European Investment Bank, 4.125%, 12/07/17	GBP	3,000,000	5,430,480
European Investment Bank, 4.750%, 10/15/18	GBP	2,000,000	3,732,379
European Investment Bank, 5.375%, 3/07/19	GBP	3,000,000	5,761,711
European Union, 2.375%, 9/22/17	EUR	6,300,000	9,247,480
European Union, 3.250%, 4/04/18	EUR	2,000,000	3,042,115
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	14,717,501
Nordic Investment Bank, 2.500%, 7/15/15	USD	1,000,000	1,028,366
Nordic Investment Bank, 3.500%, 1/30/18	NZD	13,232,000	11,012,444
Nordic Investment Bank, 4.875%, 1/22/19	NZD	2,500,000	2,171,350
Nordic Investment Bank, 5.000%, 2/01/17	USD	5,500,000	6,129,112
			102,727,378
Sweden — 3.8%
Nordea Bank AB, 2.250%, 10/05/17	EUR	1,500,000	2,153,967
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	7,151,599
Svensk Exportkredit AB, 1.750%, 5/30/17	USD	1,700,000	1,726,892
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	7,000,000	11,571,089
Svensk Exportkredit AB, 2.125%, 7/13/16	USD	3,000,000	3,093,162
Svenska Handelsbanken AB, 4.000%, 1/18/19	GBP	500,000	889,464
			26,586,173
United Kingdom — 4.1%
Lloyds TSB Bank PLC, 1.500%, 5/02/17	GBP	3,000,000	5,014,454
Network Rail Infrastructure Finance PLC, 1.250%, 1/22/15	GBP	4,000,000	6,704,851
United Kingdom Gilt, 1.750%, 1/22/17	GBP	10,000,000	16,966,737
			28,686,042

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States — 14.5%
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16	USD	2,285,000	$2,362,793
Bank of New York Mellon Corp. (The), 2.500%, 1/15/16(a)	USD	1,500,000	1,548,706
Berkshire Hathaway, Inc., 2.200%, 8/15/16	USD	15,000,000	15,507,390
Exxon Mobil Corp., 1.819%, 3/15/19	USD	3,300,000	3,280,230
Federal National Mortgage Association, 0.875%, 12/20/17(a)	USD	1,000,000	984,145
General Electric Capital Corp., 1.600%, 11/20/17(a)	USD	4,000,000	4,023,408
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,803,609
General Electric Capital Corp., 5.625%, 9/15/17	USD	1,000,000	1,135,510
General Electric Capital Corp., 5.625%, 5/01/18	USD	1,000,000	1,143,937
Google, Inc., 2.125%, 5/19/16	USD	14,454,000	14,933,295
International Business Machines Corp., 1.250%, 2/08/18	USD	13,000,000	12,856,506
Johnson & Johnson, 1.650%, 12/05/18(a)	USD	4,000,000	3,980,936
Microsoft Corp., 1.625%, 12/06/18(a)	USD	6,000,000	5,962,014
Toyota Motor Credit Corp., 1.375%, 1/10/18(a)	USD	4,726,000	4,677,544
Toyota Motor Credit Corp., 2.000%, 10/24/18(a)	USD	1,500,000	1,498,918
Toyota Motor Credit Corp., 2.100%, 1/17/19	USD	5,000,000	4,987,140
Toyota Motor Credit Corp., 4.000%, 12/07/17	GBP	2,023,000	3,643,370
Wal-Mart Stores, Inc., 2.250%, 7/08/15	USD	1,000,000	1,022,592
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	6,000,000	6,263,244
			100,615,287
TOTAL BONDS AND NOTES
(Identified Cost $660,001,635)			683,026,385

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.0%
United States — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	6,931,536	6,931,536
		6,931,537
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,931,537)		6,931,537

COLLATERAL FOR SECURITIES ON LOAN — 6.2%
Short-Term — 6.2%
State Street Navigator Securities Lending Prime Portfolio	43,499,451	43,499,451
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $43,499,451)		43,499,451

	FACE
	AMOUNT	VALUE†
Total Investments — 105.4%
(Identified Cost $710,432,623)#		$733,457,373

Liabilities, Less Cash and Other Assets — (5.4%)		(37,586,243)
Net Assets — 100.0%		$695,871,130

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $42,651,596.
#	At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $710,432,623. Net unrealized appreciation aggregated $23,024,750 of which $24,121,802 related to appreciated investment securities and $1,097,052 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings as of March 31, 2014
(As a percentage of net assets):

Industry	Percentage
Banks	21.1%
Supranational Organizations	14.3%
Financials	9.8%
Foreign Government/Agency-Germany	8.7%
Industrials	8.5%
Foreign Government/Agency-Netherlands	6.0%
Foreign Government/Agency-Canada	4.7%
Foreign Government/Agency-Finland	4.4%
Foreign Government/Agency-France	4.2%
Foreign Government/Agency-Austria	4.0%

SA Global Fixed Income Fund

March 31, 2014
Country Weightings (% of portfolio market value)

Country	Percentage
United States	15.6%
Supranational	14.9%
Canada	11.1%
Australia	9.6%
Germany	8.8%
Netherlands	8.7%
France	5.4%
Finland	5.0%
United Kingdom	4.2%
Other	16.7%
100.0%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	1,080	$153,522
BE Aerospace, Inc.*	3,186	276,513
Boeing Co. (The)	21,878	2,745,470
Cubic Corp.	500	25,535
Curtiss-Wright Corp.	1,576	100,139
DigitalGlobe, Inc.*	1,909	55,380
Engility Holdings, Inc.*	495	22,300
Esterline Technologies Corp.*	900	95,886
Exelis, Inc.	8,502	161,623
General Dynamics Corp.	9,348	1,018,184
HEICO Corp.(a)	677	40,728
HEICO Corp., Class A	1,226	53,221
Hexcel Corp.*	3,100	134,974
Honeywell International, Inc.	22,816	2,116,412
Huntington Ingalls Industries, Inc.	1,557	159,219
L-3 Communications Holdings, Inc.	2,671	315,579
Lockheed Martin Corp.	8,216	1,341,180
Moog, Inc., Class A*	1,100	72,061
Northrop Grumman Corp.	7,727	953,357
Orbital Sciences Corp.*	370	10,323
Precision Castparts Corp.	4,541	1,147,783
Raytheon Co.	9,921	980,095
Rockwell Collins, Inc.	3,514	279,960
Spirit Aerosystems Holdings, Inc., Class A*	3,700	104,303
Teledyne Technologies, Inc.*	1,100	107,063
Textron, Inc.	8,200	322,178
TransDigm Group, Inc.	2,220	411,144
Triumph Group, Inc.	1,120	72,330
United Technologies Corp.	26,707	3,120,446
		16,396,908
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(a)	4,700	246,233
Expeditors International of Washington, Inc.	6,339	251,215
FedEx Corp.	9,087	1,204,573
HUB Group, Inc., Class A(a)*	252	10,077
United Parcel Service, Inc., Class B	21,537	2,097,273
UTi Worldwide, Inc.(a)	2,400	25,416
		3,834,787
Airlines — 0.5%
Alaska Air Group, Inc.	2,030	189,419
Allegiant Travel Co.(a)	500	55,965
American Airlines Group, Inc.*	6,456	236,290
Copa Holdings SA, Class A	1,041	151,143
Delta Air Lines, Inc.	34,751	1,204,122
JetBlue Airways Corp.(a)*	7,550	65,609
Southwest Airlines Co.	20,941	494,417
Spirit Airlines, Inc.*	2,300	136,620
United Continental Holdings, Inc.*	16,038	715,776
		3,249,361
Auto Components — 0.6%
Allison Transmission Holdings, Inc.	4,003	119,850
Autoliv, Inc.(a)	2,700	270,945
BorgWarner, Inc.	6,808	418,488
Cooper Tire & Rubber Co.(a)	1,500	36,450
Dana Holding Corp.	4,500	104,715
Delphi Automotive PLC	9,000	610,740
Dorman Products, Inc.(a)*	748	44,177
Federal Mogul Corp.(a)*	1,109	20,749
Gentex Corp.	4,300	135,579
Goodyear Tire & Rubber Co. (The)	7,100	185,523
Johnson Controls, Inc.	23,240	1,099,717
Lear Corp.	3,000	251,160
Tenneco, Inc.*	1,900	110,333
TRW Automotive Holdings Corp.*	4,945	403,611
Visteon Corp.*	1,371	121,251
		3,933,288
Automobiles — 0.6%
Ford Motor Co.	109,978	1,715,657
General Motors Co.	28,747	989,472
Harley-Davidson, Inc.	9,722	647,582
Tesla Motors, Inc.(a)*	2,585	538,843
Thor Industries, Inc.	1,600	97,696
		3,989,250
Beverages — 1.8%
Beam, Inc.	4,400	366,520
Boston Beer Co., Inc. (The), Class A*	279	68,280
Brown-Forman Corp., Class B	5,420	486,120
Brown-Forman Corp. Class A	100	8,893
Coca-Cola Co. (The)	106,640	4,122,702
Coca-Cola Enterprises, Inc.	7,750	370,140
Constellation Brands, Inc., Class A*	5,100	433,347
Dr Pepper Snapple Group, Inc.	8,822	480,446
Molson Coors Brewing Co., Class B	4,077	239,972
Monster Beverage Corp.*	6,119	424,965
PepsiCo, Inc.	46,816	3,909,136
		10,910,521
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	5,754	875,356
Alkermes PLC*	4,079	179,843
Alnylam Pharmaceuticals, Inc.*	1,786	119,912
Amgen, Inc.	23,076	2,846,194
Biogen Idec, Inc.*	7,156	2,188,806
BioMarin Pharmaceutical, Inc.*	3,900	266,019
Celgene Corp.*	12,525	1,748,490
Cepheid, Inc.(a)*	2,203	113,631
Cubist Pharmaceuticals, Inc.(a)*	2,300	168,245
Gilead Sciences, Inc.*	46,784	3,315,114
Incyte Corp. Ltd.*	5,190	277,769
Isis Pharmaceuticals, Inc.(a)*	3,700	159,877
Medivation, Inc.(a)*	2,296	147,793
Myriad Genetics, Inc.(a)*	2,380	81,372
NPS Pharmaceuticals, Inc.(a)*	3,134	93,801
Opko Health, Inc.(a)*	6,500	60,580
Pharmacyclics, Inc.*	929	93,104
Puma Biotechnology, Inc.*	700	72,898
Regeneron Pharmaceuticals, Inc.*	2,400	720,672
Seattle Genetics, Inc.(a)*	3,187	145,200
Synageva BioPharma Corp.(a)*	216	17,922
Theravance, Inc.(a)*	2,450	75,803
United Therapeutics Corp.(a)*	1,782	167,561
Vertex Pharmaceuticals, Inc.*	6,950	491,504
		14,427,466
Building Products — 0.2%
A.O. Smith Corp.	2,350	108,147
Allegion PLC	2,736	142,737
Armstrong World Industries, Inc.*	1,170	62,303
Fortune Brands Home & Security, Inc.	4,900	206,192
Lennox International, Inc.	1,992	181,093
Masco Corp.	11,462	254,571
Owens Corning	3,288	141,943
Simpson Manufacturing Co., Inc.	1,080	38,156
USG Corp.*	2,828	92,532
		1,227,674
Capital Markets — 2.2%
Affiliated Managers Group, Inc.*	1,700	340,085
American Capital Ltd.*	8,700	137,373
Ameriprise Financial, Inc.	6,347	698,614

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Bank of New York Mellon Corp. (The)	34,957	$1,233,632
BlackRock, Inc.	4,183	1,315,470
Charles Schwab Corp. (The)	36,235	990,303
E*Trade Financial Corp.*	8,500	195,670
Eaton Vance Corp.(a)	3,600	137,376
Evercore Partners, Inc., Class A	777	42,929
Federated Investors, Inc., Class B(a)	2,800	85,512
Financial Engines, Inc.(a)	1,500	76,170
Franklin Resources, Inc.	12,000	650,160
Goldman Sachs Group, Inc. (The)	12,992	2,128,739
Greenhill & Co., Inc.(a)	828	43,039
Invesco Ltd.	13,100	484,700
Janus Capital Group, Inc.(a)	4,300	46,741
Legg Mason, Inc.(a)	3,600	176,544
LPL Financial Holdings, Inc.	2,967	155,886
Morgan Stanley	44,663	1,392,146
Northern Trust Corp.	6,780	444,497
Raymond James Financial, Inc.	3,700	206,941
SEI Investments Co.	4,110	138,137
State Street Corp.	13,438	934,613
Stifel Financial Corp.*	1,686	83,895
T Rowe Price Group, Inc.	9,602	790,725
TD Ameritrade Holding Corp.	6,478	219,928
Virtus Investment Partners, Inc.*	300	51,951
Waddell & Reed Financial, Inc., Class A	3,261	240,075
WisdomTree Investments, Inc.(a)*	1,013	13,291
		13,455,142
Chemicals — 2.8%
Air Products & Chemicals, Inc.	5,972	710,907
Airgas, Inc.	2,441	259,991
Albemarle Corp.	3,554	236,057
Ashland, Inc.	2,211	219,950
Axiall Corp.	2,380	106,910
Balchem Corp.	785	40,914
Cabot Corp.	1,800	106,308
Celanese Corp., Series A	6,572	364,812
CF Industries Holdings, Inc.	2,520	656,813
Chemtura Corp.*	2,286	57,813
Cytec Industries, Inc.	1,153	112,544
Dow Chemical Co. (The)	36,928	1,794,332
Eastman Chemical Co.	5,740	494,845
Ecolab, Inc.	9,672	1,044,479
EI Du Pont de Nemours & Co.	28,321	1,900,339
FMC Corp.	5,860	448,642
H.B. Fuller Co.	1,500	72,420
Huntsman Corp.	9,209	224,884
International Flavors & Fragrances, Inc.	2,714	259,648
LyondellBasell Industries NV, Class A	11,873	1,055,985
Minerals Technologies, Inc.	1,316	84,961
Monsanto Co.	15,956	1,815,314
Mosaic Co. (The)	8,000	400,000
NewMarket Corp.(a)	462	180,540
Olin Corp.(a)	2,100	57,981
PolyOne Corp.	2,800	102,648
PPG Industries, Inc.	5,245	1,014,698
Praxair, Inc.	9,068	1,187,636
Rockwood Holdings, Inc.	2,100	156,240
RPM International, Inc.	4,928	206,188
Scotts Miracle-Gro Co. (The), Class A	2,064	126,482
Sensient Technologies Corp.	1,400	78,974
Sherwin Williams Co. (The)	3,787	746,531
Sigma-Aldrich Corp.	3,700	345,506
Tronox Ltd., Class A	40	951
Valspar Corp.	3,512	253,285
W.R. Grace & Co.*	3,212	318,534
Westlake Chemical Corp.	1,930	127,727
		17,372,789
Commercial Banks — 5.5%
Associated Banc-Corp.	4,819	87,031
Bancorpsouth, Inc.	2,260	56,410
Bank of America Corp.	324,979	5,589,639
Bank of Hawaii Corp.(a)	1,200	72,732
Bank of the Ozarks, Inc.	839	57,102
BankUnited, Inc.	2,300	79,971
BB&T Corp.	21,404	859,799
BOK Financial Corp.(a)	696	48,059
CapitalSource, Inc.	6,700	97,753
Cathay General Bancorp	2,343	59,020
CIT Group, Inc.	5,515	270,345
Citigroup, Inc.	46,181	2,198,216
City National Corp.	1,533	120,678
Comerica, Inc.	5,500	284,900
Commerce Bancshares, Inc.	2,613	121,295
Community Bank System, Inc.(a)	1,047	40,854
Cullen/Frost Bankers, Inc.(a)	1,600	124,048
CVB Financial Corp.(a)	2,712	43,121
East West Bancorp, Inc.	3,900	142,350
Fifth Third Bancorp	27,020	620,109
First Horizon National Corp.	7,245	89,403
First Niagara Financial Group, Inc.	9,560	90,342
First Republic Bank	2,700	145,773
FirstMerit Corp.	4,755	99,047
FNB Corp.(a)	4,446	59,576
Fulton Financial Corp.	6,667	83,871
Glacier Bancorp, Inc.(a)	2,034	59,128
Hancock Holding Co.	2,500	91,625
Home Bancshares, Inc.(a)	1,469	50,563
Huntington Bancshares, Inc.	24,592	245,182
Iberiabank Corp.	891	62,504
International Bancshares Corp.	1,350	33,858
Investors Bancorp, Inc.	1,700	46,988
JPMorgan Chase & Co.	114,836	6,971,694
KeyCorp	26,000	370,240
M&T Bank Corp.(a)	3,468	420,668
MB Financial, Inc.	1,600	49,536
National Penn Bancshares, Inc.	3,400	35,530
Old National Bancorp(a)	2,800	41,748
PNC Financial Services Group, Inc. (The)	16,297	1,417,839
Popular, Inc.*	2,846	88,198
PrivateBancorp, Inc.	2,000	61,020
Prosperity Bancshares, Inc.(a)	1,700	112,455
Regions Financial Corp.	40,111	445,633
Signature Bank*	1,400	175,826
SunTrust Banks, Inc.	16,336	650,009
Susquehanna Bancshares, Inc.	5,222	59,479
SVB Financial Group*	1,400	180,292
Synovus Financial Corp.	26,250	88,987
TCF Financial Corp.	4,700	78,302
Texas Capital Bancshares, Inc.(a)*	1,227	79,681
Trustmark Corp.(a)	1,900	48,165
UMB Financial Corp.(a)	1,100	71,170
Umpqua Holdings Corp.(a)	3,100	57,784
United Bankshares, Inc.	900	27,558
US Bancorp	55,285	2,369,515
Valley National Bancorp(a)	4,438	46,200
Webster Financial Corp.	2,510	77,961
Wells Fargo & Co.	152,869	7,603,704
Westamerica Bancorporation(a)	900	48,672

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Western Alliance Bancorp*	2,242	$55,153
Wintrust Financial Corp.	1,100	53,526
Zions Bancorporation	5,260	162,955
		34,080,792
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	34,488
ADT Corp. (The)(a)	5,686	170,296
Brink's Co. (The)	1,230	35,117
Cintas Corp.	3,092	184,314
Clean Harbors, Inc.(a)*	1,735	95,061
Copart, Inc.*	4,171	151,783
Covanta Holding Corp.	3,570	64,439
Deluxe Corp.	1,407	73,825
Healthcare Services Group, Inc.(a)	2,053	59,660
Herman Miller, Inc.	1,927	61,915
HNI Corp.(a)	1,444	52,793
Iron Mountain, Inc.	6,285	173,277
KAR Auction Services, Inc.	3,950	119,882
Mobile Mini, Inc.(a)	1,083	46,959
MSA Safety, Inc.	1,100	62,700
Pitney Bowes, Inc.	9,123	237,107
R.R. Donnelley & Sons Co.	8,595	153,850
Republic Services, Inc.	8,585	293,264
Rollins, Inc.(a)	2,814	85,095
Steelcase, Inc., Class A	3,679	61,108
Stericycle, Inc.*	2,694	306,092
Tetra Tech, Inc.*	721	21,334
Tyco International Ltd.	14,276	605,302
UniFirst Corp.	477	52,441
United Stationers, Inc.	900	36,963
Waste Connections, Inc.	3,537	155,133
Waste Management, Inc.	15,224	640,474
		4,034,672
Communications Equipment — 1.6%
ADTRAN, Inc.(a)	1,300	31,733
ARRIS Group, Inc.*	4,250	119,765
Brocade Communications Systems, Inc.*	13,056	138,524
Ciena Corp.(a)*	3,000	68,220
Cisco Systems, Inc.	160,440	3,595,460
EchoStar Corp., Class A*	1,380	65,633
F5 Networks, Inc.*	2,400	255,912
Finisar Corp.(a)*	2,900	76,879
Harris Corp.	4,733	346,266
JDS Uniphase Corp.*	6,700	93,800
Juniper Networks, Inc.*	15,256	392,995
Motorola Solutions, Inc.	8,500	546,465
Plantronics, Inc.	1,300	57,785
Polycom, Inc.*	4,800	65,856
QUALCOMM, Inc.	52,164	4,113,653
Riverbed Technology, Inc.*	4,100	80,811
Ubiquiti Networks, Inc.(a)*	932	42,378
Viasat, Inc.(a)*	800	55,232
		10,147,367
Computers & Peripherals — 3.6%
3D Systems Corp.(a)*	3,000	177,450
Apple, Inc.	28,897	15,510,176
Diebold, Inc.(a)	1,900	75,791
Electronics for Imaging, Inc.*	1,399	60,591
EMC Corp.	62,590	1,715,592
Hewlett-Packard Co.	58,164	1,882,187
Lexmark International, Inc., Class A(a)	1,900	87,951
NCR Corp.*	5,050	184,577
NetApp, Inc.	9,674	356,971
SanDisk Corp.	6,700	543,973
Seagate Technology PLC	13,009	730,585
Stratasys Ltd.(a)*	1,181	125,292
Western Digital Corp.	7,791	715,370
		22,166,506
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	93,293
Chicago Bridge & Iron Co. NV	2,862	249,423
EMCOR Group, Inc.	1,700	79,543
Fluor Corp.	4,900	380,877
Jacobs Engineering Group, Inc.*	3,993	253,556
KBR, Inc.	4,376	116,752
MasTec, Inc.(a)*	2,200	95,568
Primoris Services Corp.	1,000	29,980
Quanta Services, Inc.*	6,358	234,610
URS Corp.(a)	2,200	103,532
		1,637,134
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	124,124
Martin Marietta Materials, Inc.(a)	1,200	154,020
Texas Industries, Inc.*	470	42,121
Vulcan Materials Co.	3,884	258,092
		578,357
Consumer Finance — 0.9%
American Express Co.	29,514	2,657,145
Capital One Financial Corp.	17,591	1,357,322
Credit Acceptance Corp.*	318	45,204
Discover Financial Services	17,471	1,016,638
First Cash Financial Services, Inc.*	800	40,368
Nelnet, Inc., Class A	156	6,380
Portfolio Recovery Associates, Inc.(a)*	1,500	86,790
SLM Corp.	13,453	329,329
		5,539,176
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	138,810
Avery Dennison Corp.	4,283	217,020
Ball Corp.	5,036	276,023
Bemis Co., Inc.	3,200	125,568
Berry Plastics Group, Inc.*	542	12,547
Crown Holdings, Inc.*	4,100	183,434
Graphic Packaging Holding Co.*	9,200	93,472
Greif, Inc., Class A	1,000	52,490
MeadWestvaco Corp.	5,340	200,998
Owens-Illinois, Inc.*	6,988	236,404
Packaging Corp. of America	3,000	211,110
Rock-Tenn Co., Class A	1,989	209,979
Sealed Air Corp.	7,971	262,007
Silgan Holdings, Inc.	1,968	97,455
Sonoco Products Co.	3,100	127,162
		2,444,479
Distributors — 0.1%
Genuine Parts Co.(a)	4,805	417,314
LKQ Corp.*	9,100	239,785
Pool Corp.(a)	1,573	96,457
		753,556
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	152,813
DeVry Education Group, Inc.	1,900	80,541
Graham Holdings Co., Class B	100	70,375
Grand Canyon Education, Inc.*	1,400	65,380
H&R Block, Inc.	8,200	247,558
Hillenbrand, Inc.	1,890	61,104

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Service Corp. International	6,365	$126,536
Sotheby's, Class A(a)	1,900	82,745
		887,052
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B*	50,584	6,321,483
CBOE Holdings, Inc.	3,888	220,061
CME Group, Inc.	9,610	711,236
IntercontinentalExchange Group, Inc.	2,547	503,873
Leucadia National Corp.	9,316	260,848
MarketAxess Holdings, Inc.	1,100	65,142
McGraw-Hill Financial, Inc.	8,086	616,962
Moody's Corp.	8,581	680,645
MSCI, Inc., Class A*	3,562	153,237
NASDAQ OMX Group, Inc. (The)	3,400	125,596
PHH Corp.(a)*	405	10,465
		9,669,548
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	144,625	5,071,999
CenturyLink, Inc.(a)	17,085	561,071
Cogent Communications Group, Inc.	1,018	36,169
Frontier Communications Corp.(a)	33,744	192,341
Level 3 Communications, Inc.*	6,740	263,804
tw telecom, Inc.*	6,033	188,591
Verizon Communications, Inc.	112,966	5,373,793
Windstream Holdings, Inc.	17,192	141,662
		11,829,430
Electric Utilities — 1.6%
Allete, Inc.(a)	1,000	52,420
American Electric Power Co., Inc.	15,400	780,164
Cleco Corp.	1,800	91,044
Duke Energy Corp.	21,525	1,533,010
Edison International	9,650	546,287
El Paso Electric Co.	1,200	42,876
Entergy Corp.	4,900	327,565
Exelon Corp.	23,383	784,733
FirstEnergy Corp.	11,201	381,170
Great Plains Energy, Inc.(a)	4,984	134,767
Hawaiian Electric Industries, Inc.(a)	2,800	71,176
IDACORP, Inc.(a)	1,576	87,421
ITC Holdings Corp.(a)	5,154	192,502
NextEra Energy, Inc.	13,712	1,311,141
Northeast Utilities	9,140	415,870
OGE Energy Corp.	6,100	224,236
Pepco Holdings, Inc.	7,200	147,456
Pinnacle West Capital Corp.	3,200	174,912
PNM Resources, Inc.	2,600	70,278
Portland General Electric Co.(a)	2,100	67,914
PPL Corp.	17,593	583,032
Southern Co. (The)(a)	24,658	1,083,473
UIL Holdings Corp.(a)	1,433	52,749
UNS Energy Corp.(a)	1,400	84,042
Westar Energy, Inc.(a)	3,698	130,022
Xcel Energy, Inc.(a)	14,300	434,148
		9,804,408
Electrical Equipment — 0.9%
Acuity Brands, Inc.(a)	1,400	185,598
AMETEK, Inc.	7,562	389,367
Babcock & Wilcox Co. (The)(a)	3,550	117,860
Brady Corp., Class A	1,600	43,440
Eaton Corp. PLC	14,798	1,111,626
Emerson Electric Co.	21,849	1,459,513
EnerSys, Inc.	1,500	103,935
Franklin Electric Co., Inc.	1,200	51,024
Generac Holdings, Inc.	1,900	112,043
Hubbell, Inc., Class A	100	11,119
Hubbell, Inc., Class B	1,594	191,073
Polypore International, Inc.(a)*	1,200	41,052
Regal-Beloit Corp.	1,100	79,981
Rockwell Automation, Inc.	6,103	760,129
Roper Industries, Inc.	3,000	400,530
Sensata Technologies Holding NV*	4,479	190,984
SolarCity Corp.(a)*	400	25,048
		5,274,322
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,903	449,360
Anixter International, Inc.	800	81,216
Arrow Electronics, Inc.*	3,100	184,016
Avnet, Inc.	4,122	191,797
Belden, Inc.	1,290	89,784
Cognex Corp.*	2,422	82,009
Coherent, Inc.*	408	26,663
Corning, Inc.	42,424	883,268
Daktronics, Inc.	100	1,439
Dolby Laboratories, Inc., Class A*	1,500	66,750
FEI Co.	1,300	133,926
FLIR Systems, Inc.	4,400	158,400
Ingram Micro, Inc., Class A*	4,200	124,152
InvenSense, Inc.(a)*	473	11,196
IPG Photonics Corp.(a)*	1,000	71,080
Itron, Inc.(a)*	545	19,369
Jabil Circuit, Inc.	5,400	97,200
Knowles Corp.*	2,550	80,503
Littelfuse, Inc.	680	63,675
National Instruments Corp.	3,175	91,091
OSI Systems, Inc.(a)*	572	34,240
Plexus Corp.*	900	36,063
Sanmina Corp.*	900	15,705
SYNNEX Corp.*	735	44,548
TE Connectivity Ltd.	12,798	770,568
Tech Data Corp.*	1,300	79,248
Trimble Navigation Ltd.*	6,928	269,291
Vishay Intertechnology, Inc.(a)	4,830	71,870
Zebra Technologies Corp., Class A*	1,575	109,321
		4,337,748
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc.*	1,800	90,702
Baker Hughes, Inc.	13,856	900,917
Bristow Group, Inc.	900	67,968
Cameron International Corp.*	7,106	438,938
CARBO Ceramics, Inc.(a)	600	82,794
Core Laboratories NV	1,479	293,493
Diamond Offshore Drilling, Inc.(a)	2,000	97,520
Dresser-Rand Group, Inc.*	2,200	128,502
Dril-Quip, Inc.*	1,100	123,310
Era Group, Inc.*	400	11,724
Exterran Holdings, Inc.	1,437	63,055
FMC Technologies, Inc.*	6,533	341,611
Forum Energy Technologies, Inc.*	393	12,175
Gulfmark Offshore, Inc., Class A	600	26,964
Halliburton Co.	25,740	1,515,829
Helix Energy Solutions Group, Inc.(a)*	2,601	59,771
Helmerich & Payne, Inc.	3,200	344,192
Hornbeck Offshore Services, Inc.(a)*	900	37,629
McDermott International, Inc.(a)*	6,400	50,048
Nabors Industries Ltd.	8,800	216,920
National Oilwell Varco, Inc.	13,319	1,037,150
Noble Corp. PLC	7,393	242,047

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Oceaneering International, Inc.	3,400	$244,324
Oil States International, Inc.*	1,600	157,760
Patterson-UTI Energy, Inc.	4,300	136,224
Rowan Companies PLC, Class A*	3,600	121,248
RPC, Inc.	2,914	59,504
Schlumberger Ltd.	39,972	3,897,270
SEACOR Holdings, Inc.(a)*	500	43,210
Superior Energy Services, Inc.	4,484	137,928
Tidewater, Inc.(a)	1,400	68,068
Transocean Ltd.(a)	10,178	420,758
Unit Corp.*	1,300	84,994
Weatherford International Ltd.*	22,958	398,551
		11,953,098
Food & Staples Retailing — 2.1%
Andersons, Inc. (The)(a)	486	28,791
Casey's General Stores, Inc.(a)	1,211	81,852
Costco Wholesale Corp.	13,236	1,478,196
CVS Caremark Corp.	35,902	2,687,624
Fresh Market, Inc. (The)(a)*	1,100	36,960
Kroger Co. (The)	15,483	675,833
PriceSmart, Inc.(a)	600	60,558
Rite Aid Corp.*	22,220	139,319
Safeway, Inc.	10,610	391,933
Sysco Corp.	21,479	776,036
United Natural Foods, Inc.*	1,400	99,288
Wal-Mart Stores, Inc.	48,918	3,738,803
Walgreen Co.	27,365	1,806,911
Weis Markets, Inc.(a)	600	29,550
Whole Foods Market, Inc.	13,057	662,120
		12,693,774
Food Products — 1.7%
Archer-Daniels-Midland Co.	20,177	875,480
B&G Foods, Inc.(a)	1,670	50,284
Bunge Ltd.	4,419	351,355
Campbell Soup Co.(a)	6,139	275,518
ConAgra Foods, Inc.	12,027	373,198
Darling International, Inc.*	4,868	97,457
Dean Foods Co.(a)	2,592	40,072
Flowers Foods, Inc.	5,407	115,980
Fresh Del Monte Produce, Inc.(a)	1,100	30,327
General Mills, Inc.	19,687	1,020,180
Hain Celestial Group, Inc. (The)*	1,500	137,205
Hershey Co. (The)	4,800	501,120
Hillshire Brands Co.	5,464	203,589
Hormel Foods Corp.	4,595	226,396
Ingredion, Inc.	2,264	154,133
J&J Snack Foods Corp.	457	43,858
J.M. Smucker Co. (The)	2,621	254,866
Kellogg Co.	6,979	437,653
Keurig Green Mountain, Inc.(a)	3,900	411,801
Kraft Foods Group, Inc.	20,871	1,170,863
Lancaster Colony Corp.(a)	460	45,733
McCormick & Co., Inc.	3,500	251,090
Mead Johnson Nutrition Co.	8,881	738,366
Mondelez International, Inc., Class A	50,894	1,758,388
Pilgrim's Pride Corp.*	1,700	35,564
Post Holdings, Inc.*	720	39,687
Sanderson Farms, Inc.(a)	614	48,193
Snyders-Lance, Inc.	1,354	38,169
Tootsie Roll Industries, Inc.(a)	322	9,622
TreeHouse Foods, Inc.*	1,116	80,341
Tyson Foods, Inc., Class A	8,302	365,371
WhiteWave Foods Co., Class A*	3,209	91,585
		10,273,444
Gas Utilities — 0.2%
AGL Resources, Inc.	3,657	179,047
Atmos Energy Corp.	2,900	136,677
Laclede Group, Inc. (The)	963	45,406
National Fuel Gas Co.(a)	2,200	154,088
New Jersey Resources Corp.(a)	1,150	57,270
ONE Gas, Inc.*	1,600	57,488
Piedmont Natural Gas Co., Inc.	2,300	81,397
Questar Corp.	5,200	123,656
South Jersey Industries, Inc.(a)	800	44,872
Southwest Gas Corp.	1,343	71,783
UGI Corp.	3,533	161,140
WGL Holdings, Inc.(a)	1,400	56,084
		1,168,908
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	46,617	1,795,221
Alere, Inc.(a)*	2,200	75,570
Align Technology, Inc.*	1,900	98,401
Baxter International, Inc.	15,204	1,118,710
Becton Dickinson and Co.	6,743	789,471
Boston Scientific Corp.*	40,495	547,492
Cantel Medical Corp.	1,074	36,215
CareFusion Corp.*	6,200	249,364
Cooper Companies, Inc. (The)	1,446	198,623
Covidien PLC	14,070	1,036,396
CR Bard, Inc.	3,279	485,227
Cyberonics, Inc.(a)*	766	49,982
DENTSPLY International, Inc.	4,334	199,537
Edwards Lifesciences Corp.(a)*	3,489	258,779
Globus Medical, Inc., Class A*	1,500	39,885
Haemonetics Corp.(a)*	1,600	52,144
Hill-Rom Holdings, Inc.(a)	1,606	61,895
Hologic, Inc.*	8,029	172,624
Idexx Laboratories, Inc.*	1,983	240,736
Integra LifeSciences Holdings Corp.(a)*	800	36,792
Intuitive Surgical, Inc.*	1,100	481,789
Masimo Corp.(a)*	1,500	40,965
Medtronic, Inc.	30,364	1,868,601
NuVasive, Inc.*	1,369	52,583
ResMed, Inc.(a)	4,200	187,698
Sirona Dental Systems, Inc.(a)*	1,600	119,472
St. Jude Medical, Inc.	10,692	699,150
STERIS Corp.	1,900	90,725
Stryker Corp.	9,400	765,818
Teleflex, Inc.	1,264	135,551
Thoratec Corp.*	1,658	59,373
Varian Medical Systems, Inc.*	3,200	268,768
West Pharmaceutical Services, Inc.	2,300	101,315
Zimmer Holdings, Inc.	4,980	471,008
		12,885,880
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)*	1,023	46,158
Aetna, Inc.	10,434	782,237
Air Methods Corp.(a)*	1,200	64,116
AmerisourceBergen Corp.	9,694	635,829
Amsurg Corp.*	900	42,372
Brookdale Senior Living, Inc.*	2,876	96,375
Cardinal Health, Inc.	12,412	868,592
Centene Corp.*	1,700	105,825
CIGNA Corp.	10,128	848,017
Community Health Systems, Inc.*	3,397	133,060
DaVita HealthCare Partners, Inc.*	5,400	371,790

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Express Scripts Holding Co.*	23,564	$1,769,421
HCA Holdings, Inc.*	9,940	521,850
Health Net, Inc.*	2,200	74,822
Healthsouth Corp.	2,658	95,502
Henry Schein, Inc.*	2,586	308,691
Humana, Inc.	4,524	509,945
Laboratory Corp. of America Holdings(a)*	2,400	235,704
LifePoint Hospitals, Inc.*	1,533	83,625
Magellan Health Services, Inc.*	708	42,020
McKesson Corp.	7,000	1,235,990
Mednax, Inc.(a)*	3,200	198,336
Molina Healthcare, Inc.(a)*	700	26,292
MWI Veterinary Supply, Inc.(a)*	339	52,755
Omnicare, Inc.	3,300	196,911
Owens & Minor, Inc.(a)	1,695	59,376
Patterson Cos., Inc.(a)	2,515	105,026
Quest Diagnostics, Inc.(a)	4,415	255,717
Select Medical Holdings Corp.	1,004	12,500
Team Health Holdings, Inc.*	3,194	142,932
Tenet Healthcare Corp.*	4,329	185,324
UnitedHealth Group, Inc.	30,946	2,537,263
Universal Health Services, Inc., Class B	3,403	279,284
VCA Antech, Inc.*	2,600	83,798
WellCare Health Plans, Inc.*	1,293	82,131
WellPoint, Inc.	9,092	905,109
		13,994,695
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(a)*	5,043	90,925
athenahealth, Inc.*	1,111	178,027
Cerner Corp.(a)*	9,485	533,531
MedAssets, Inc.*	1,584	39,141
Medidata Solutions, Inc.*	1,400	76,076
Quality Systems, Inc.(a)	1,400	23,632
		941,332
Hotels, Restaurants & Leisure — 2.0%
Bally Technologies, Inc.(a)*	1,100	72,897
Bloomin' Brands, Inc.*	2,234	53,839
Bob Evans Farms, Inc.(a)	800	40,024
Brinker International, Inc.(a)	2,999	157,298
Buffalo Wild Wings, Inc.*	600	89,340
Burger King Worldwide, Inc.	1,972	52,357
Caesars Entertainment Corp.(a)*	1,300	24,713
Carnival Corp.	11,834	448,035
Cheesecake Factory, Inc. (The)(a)	1,750	83,352
Chipotle Mexican Grill, Inc.*	1,000	568,050
Choice Hotels International, Inc.(a)	1,000	46,000
Cracker Barrel Old Country Store, Inc.	700	68,068
Darden Restaurants, Inc.(a)	4,092	207,710
DineEquity, Inc.	253	19,752
Domino's Pizza, Inc.	1,690	130,079
Dunkin' Brands Group, Inc.(a)	4,544	228,018
Hyatt Hotels Corp., Class A*	1,300	69,953
International Game Technology	7,900	111,074
Interval Leisure Group, Inc.	974	25,460
Jack in the Box, Inc.*	1,409	83,046
Krispy Kreme Doughnuts, Inc.*	1,700	30,141
Las Vegas Sands Corp.	13,424	1,084,391
Life Time Fitness, Inc.(a)*	1,300	62,530
Marriott International, Inc., Class A(a)	6,766	379,031
Marriott Vacations Worldwide Corp.*	295	16,493
McDonald's Corp.	27,784	2,723,666
MGM Resorts International*	11,853	306,519
Norwegian Cruise Line Holdings Ltd.*	1,146	36,981
Orient-Express Hotels Ltd., Class A*	1,425	20,534
Panera Bread Co., Class A(a)*	1,166	205,764
Papa John's International, Inc.	1,000	52,110
Royal Caribbean Cruises Ltd.	4,600	250,976
Scientific Games Corp., Class A*	1,400	19,222
Six Flags Entertainment Corp.	2,252	90,418
Starbucks Corp.	22,800	1,673,064
Starwood Hotels & Resorts Worldwide, Inc.	5,800	461,680
Texas Roadhouse, Inc.	1,857	48,431
Vail Resorts, Inc.(a)	1,000	69,700
Wendy's Co. (The)(a)	9,400	85,728
Wyndham Worldwide Corp.	3,779	276,736
Wynn Resorts Ltd.	2,564	569,593
Yum! Brands, Inc.	15,474	1,166,585
		12,209,358
Household Durables — 0.5%
DR Horton, Inc.(a)	8,800	190,520
Garmin Ltd.(a)	3,681	203,412
Harman International Industries, Inc.	2,100	223,440
Helen of Troy Ltd.*	818	56,630
Jarden Corp.*	2,982	178,413
Kid Brands, Inc.*	100	35
La-Z-Boy, Inc.	1,500	40,650
Leggett & Platt, Inc.(a)	4,300	140,352
Lennar Corp., Class A(a)	4,900	194,138
Lennar Corp., Class B	329	10,739
Meritage Homes Corp.*	900	37,692
Mohawk Industries, Inc.*	1,843	250,611
Newell Rubbermaid, Inc.	9,000	269,100
NVR, Inc.*	159	182,373
PulteGroup, Inc.	10,447	200,478
Ryland Group, Inc. (The)(a)	1,100	43,923
Standard Pacific Corp.(a)*	3,900	32,409
Tempur-Pedic International, Inc.(a)*	2,741	138,886
Toll Brothers, Inc.*	4,800	172,320
Tupperware Brands Corp.(a)	1,400	117,264
Whirlpool Corp.	2,267	338,826
		3,022,211
Household Products — 1.7%
Church & Dwight Co., Inc.	4,300	297,001
Clorox Co. (The)(a)	5,166	454,659
Colgate-Palmolive Co.	28,409	1,842,892
Energizer Holdings, Inc.	1,900	191,406
Kimberly-Clark Corp.	11,289	1,244,612
Procter & Gamble Co. (The)	81,438	6,563,903
Spectrum Brands Holdings, Inc.	817	65,115
		10,659,588
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	19,700	281,316
Calpine Corp.*	8,794	183,882
Dynegy, Inc.(a)*	1,700	42,398
NRG Energy, Inc.	9,747	309,955
		817,551
Industrial Conglomerates — 2.0%
3M Co.	19,183	2,602,366
Carlisle Cos., Inc.	1,935	153,523
Danaher Corp.	18,053	1,353,975
General Electric Co.	307,990	7,973,861
Raven Industries, Inc.(a)	939	30,752
		12,114,477
Insurance — 3.0%
ACE Ltd.	10,274	1,017,742
Aflac, Inc.	14,095	888,549
Alleghany Corp.*	427	173,951

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Allied World Assurance Co., Holdings Ltd.	1,000	$103,190
Allstate Corp. (The)	13,843	783,237
American Equity Investment Life Holding Co.(a)	1,900	44,878
American Financial Group, Inc.	2,100	121,191
American International Group, Inc.	42,609	2,130,876
American National Insurance Co.	97	10,966
Amtrust Financial Services, Inc.(a)	990	37,234
Aon PLC	8,185	689,832
Arch Capital Group Ltd.*	3,938	226,593
Arthur J Gallagher & Co.	4,100	195,078
Aspen Insurance Holdings Ltd.	2,100	83,370
Assurant, Inc.	2,400	155,904
Assured Guaranty Ltd.	4,900	124,068
Axis Capital Holdings Ltd.	2,900	132,965
Brown & Brown, Inc.	3,700	113,812
Chubb Corp. (The)	7,907	706,095
Cincinnati Financial Corp.	4,614	224,517
CNA Financial Corp.	1,539	65,746
CNO Financial Group, Inc.	6,200	112,220
Endurance Specialty Holdings Ltd.	1,200	64,596
Enstar Group Ltd.(a)*	300	40,893
Erie Indemnity Co., Class A	830	57,901
Everest Re Group Ltd.	1,500	229,575
Fidelity National Financial, Inc., Class A	6,962	218,885
First American Financial Corp.(a)	3,300	87,615
Genworth Financial, Inc., Class A*	13,600	241,128
Hanover Insurance Group, Inc. (The)	1,273	78,213
Hartford Financial Services Group, Inc.	12,095	426,591
HCC Insurance Holdings, Inc.	3,061	139,245
Hilltop Holdings, Inc.*	1,633	38,849
Kemper Corp.	1,200	47,004
Lincoln National Corp.	8,333	422,233
Loews Corp.	10,363	456,490
Markel Corp.(a)*	300	178,830
Marsh & McLennan Cos., Inc.	17,220	848,946
MBIA, Inc.*	3,900	54,561
Mercury General Corp.(a)	800	36,064
MetLife, Inc.	28,992	1,530,778
Old Republic International Corp.	7,050	115,620
PartnerRe Ltd.	1,267	131,135
Platinum Underwriters Holdings Ltd.	800	48,080
Primerica, Inc.	1,400	65,954
Principal Financial Group, Inc.	8,500	390,915
ProAssurance Corp.	1,800	80,154
Progressive Corp. (The)	16,186	392,025
Protective Life Corp.	2,200	115,698
Prudential Financial, Inc.	14,134	1,196,443
Reinsurance Group of America, Inc.	2,081	165,710
RenaissanceRe Holdings Ltd.(a)	1,400	136,640
RLI Corp.(a)	1,000	44,240
StanCorp Financial Group, Inc.(a)	1,400	93,520
Symetra Financial Corp.	553	10,960
Torchmark Corp.	2,700	212,490
Travelers Companies, Inc. (The)	13,042	1,109,874
Unum Group	8,151	287,812
Validus Holdings Ltd.	2,641	99,592
Willis Group Holdings PLC	5,000	220,650
WR Berkley Corp.	3,405	141,716
XL Group PLC	4,181	130,656
		18,530,295
Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	11,178	3,761,620
Expedia, Inc.	3,803	275,717
Groupon, Inc.(a)*	11,300	88,592
HomeAway, Inc.*	1,600	60,272
HSN, Inc.	1,490	88,998
Liberty Interactive Corp., Class A*	14,737	425,457
Liberty Ventures, Series A*	1,081	140,887
NetFlix, Inc.*	1,700	598,451
Priceline.com, Inc.*	1,531	1,824,784
Shutterfly, Inc.(a)*	562	23,986
TripAdvisor, Inc.(a)*	5,115	463,368
		7,752,132
Internet Software & Services — 2.8%
Akamai Technologies, Inc.*	5,554	323,298
AOL, Inc.*	2,427	106,230
Bankrate, Inc.*	1,027	17,397
Cornerstone OnDemand, Inc.(a)*	555	26,568
CoStar Group, Inc.*	765	142,856
Dealertrack Technologies, Inc.*	1,153	56,716
eBay, Inc.*	33,608	1,856,506
Equinix, Inc.(a)*	1,371	253,416
Facebook, Inc., Class A*	55,658	3,352,838
Google, Inc., Class A*	7,999	8,914,965
IAC/InterActiveCorp	2,253	160,842
j2 Global, Inc.(a)	1,500	75,075
LinkedIn Corp., Class A*	1,505	278,335
NIC, Inc.	1,910	36,882
OpenTable, Inc.(a)*	261	20,079
Pandora Media, Inc.*	4,300	130,376
Rackspace Hosting, Inc.(a)*	3,500	114,870
VeriSign, Inc.(a)*	4,100	221,031
Web.com Group, Inc.*	286	9,732
WebMD Health Corp.(a)*	1,060	43,884
Yahoo!, Inc.*	29,702	1,066,302
Yelp, Inc.*	744	57,236
Zillow, Inc., Class A(a)*	436	38,412
		17,303,846
IT Services — 3.3%
Accenture PLC, Class A	19,343	1,542,024
Acxiom Corp.*	2,292	78,833
Alliance Data Systems Corp.*	1,500	408,675
Amdocs Ltd.	4,430	205,818
Automatic Data Processing, Inc.	14,752	1,139,740
Booz Allen Hamilton Holding Corp.	623	13,706
Broadridge Financial Solutions, Inc.	5,322	197,659
CACI International, Inc., Class A(a)*	273	20,147
Cardtronics, Inc.*	1,216	47,242
Cognizant Technology Solutions Corp., Class A*	18,484	935,475
Computer Sciences Corp.	4,600	279,772
Convergys Corp.(a)	3,200	70,112
CoreLogic, Inc.*	2,708	81,348
DST Systems, Inc.	906	85,880
EPAM Systems, Inc.*	505	16,614
Euronet Worldwide, Inc.*	1,400	58,226
Fidelity National Information Services, Inc.	8,383	448,071
Fiserv, Inc.*	7,900	447,851
FleetCor Technologies, Inc.*	2,230	256,673
Gartner, Inc., Class A*	2,700	187,488
Genpact Ltd.*	3,890	67,764
Global Payments, Inc.	3,193	227,054
Heartland Payment Systems, Inc.	1,100	45,595
iGate Corp.*	900	28,386
International Business Machines Corp.	27,848	5,360,462
Jack Henry & Associates, Inc.	2,700	150,552
Leidos Holdings, Inc.(a)	2,350	83,119

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Mastercard, Inc., Class A	31,000	$2,315,700
MAXIMUS, Inc.	3,001	134,625
NeuStar, Inc., Class A(a)*	1,900	61,769
Paychex, Inc.	14,412	613,951
Sapient Corp.*	3,176	54,183
Science Applications International Corp.	1,171	43,784
Syntel, Inc.(a)*	600	53,940
Teradata Corp.(a)*	4,800	236,112
Total System Services, Inc.	6,258	190,306
Vantiv, Inc., Class A*	5,285	159,713
VeriFone Systems, Inc.*	2,900	98,078
Visa, Inc., Class A	15,763	3,402,601
Western Union Co. (The)(a)	17,126	280,181
WEX, Inc.*	1,363	129,553
Xerox Corp.	34,652	391,568
		20,650,350
Leisure Equipment & Products — 0.2%
Brunswick Corp.	3,403	154,122
Hasbro, Inc.(a)	4,346	241,724
Mattel, Inc.	9,800	393,078
Polaris Industries, Inc.(a)	2,893	404,181
		1,193,105
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	10,033	561,046
Bio-Rad Laboratories, Inc., Class A*	600	76,872
Bruker Corp.(a)*	2,900	66,091
Charles River Laboratories International, Inc.*	1,748	105,474
Covance, Inc.*	1,800	187,020
Illumina, Inc.(a)*	3,820	567,881
Mettler-Toledo International, Inc.*	1,316	310,155
Parexel International Corp.*	1,600	86,544
PerkinElmer, Inc.	3,287	148,112
Techne Corp.	1,000	85,370
Thermo Fisher Scientific, Inc.	11,250	1,352,700
Waters Corp.*	2,500	271,025
		3,818,290
Machinery — 2.1%
Actuant Corp., Class A	2,100	71,715
AGCO Corp.	2,800	154,448
Barnes Group, Inc.	1,800	69,246
Caterpillar, Inc.	18,350	1,823,440
Chart Industries, Inc.(a)*	1,000	79,550
CLARCOR, Inc.	1,500	86,025
Colfax Corp.*	2,400	171,192
Crane Co.	1,500	106,725
Cummins, Inc.	4,800	715,152
Deere & Co.(a)	13,064	1,186,211
Donaldson Co., Inc.	5,304	224,890
Dover Corp.	5,100	416,925
Flowserve Corp.	6,132	480,381
Graco, Inc.	2,723	203,517
Harsco Corp.	2,400	56,232
Hyster-Yale Materials Handling, Inc.	300	29,250
IDEX Corp.	2,500	182,225
Illinois Tool Works, Inc.	12,000	975,960
Ingersoll Rand PLC	8,209	469,883
ITT Corp.	2,844	121,609
Joy Global, Inc.(a)	3,389	196,562
Kennametal, Inc.(a)	2,100	93,030
Lincoln Electric Holdings, Inc.	2,243	161,518
Manitowoc Co., Inc. (The)(a)	5,372	168,949
Middleby Corp.*	500	132,105
Mueller Industries, Inc.	1,390	41,686
Mueller Water Products, Inc., Class A	2,183	20,739
Navistar International Corp.*	982	33,260
Nordson Corp.	2,147	151,342
Oshkosh Corp.	2,600	153,062
PACCAR, Inc.	10,809	728,959
Pall Corp.	3,100	277,357
Parker Hannifin Corp.	4,325	517,746
Pentair Ltd.	5,864	465,250
Proto Labs, Inc.*	473	32,008
RBC Bearings, Inc.*	621	39,558
Rexnord Corp.*	2,400	69,552
Snap-On, Inc.	1,800	204,264
SPX Corp.	1,100	108,141
Stanley Black & Decker, Inc.	4,322	351,119
Terex Corp.	3,193	141,450
Timken Co.	2,600	152,828
Toro Co. (The)	2,327	147,043
Trimas Corp.*	1,468	48,738
Trinity Industries, Inc.	2,400	172,968
Valmont Industries, Inc.(a)	771	114,756
WABCO Holdings, Inc.*	1,899	200,458
Wabtec Corp.	3,000	232,500
Watts Water Technologies, Inc., Class A	900	52,821
Woodward, Inc.	1,750	72,678
Xylem, Inc.	5,689	207,193
		13,114,216
Marine — 0.0%
Kirby Corp.(a)*	1,600	162,000
Matson, Inc.	1,200	29,628
		191,628
Media — 3.6%
AMC Networks, Inc., Class A*	1,725	126,080
Cablevision Systems Corp., Class A(a)	6,000	101,220
CBS Corp., Class A	1,116	69,069
CBS Corp., Class B	17,252	1,066,174
Charter Communications, Inc., Class A*	2,747	338,430
Cinemark Holdings, Inc.	3,817	110,731
Clear Channel Outdoor Holdings, Inc., Class A	1,565	14,257
Comcast Corp., Class A	65,183	3,260,454
Comcast Corp., Class A Special	14,550	709,458
Cumulus Media, Inc., Class A*	2,209	15,264
DIRECTV*	15,943	1,218,364
Discovery Communications, Inc., Class A*	4,379	362,143
Discovery Communications, Inc., Class C*	2,590	199,585
DISH Network Corp., Class A*	8,982	558,770
DreamWorks Animation SKG, Inc., Class A(a)*	2,400	63,720
Gannett Co., Inc.	8,239	227,396
Interpublic Group of Cos., Inc. (The)	14,910	255,557
John Wiley & Sons, Inc., Class A	1,300	74,932
Lamar Advertising Co., Class A*	2,900	147,871
Liberty Global PLC, Series A*	6,459	268,694
Liberty Global PLC, Series C*	16,303	663,695
Liberty Media Corp.*	2,757	360,423
LIN Media LLC, Class A*	1,000	26,500
Lions Gate Entertainment Corp.(a)	2,600	69,498
Live Nation Entertainment, Inc.*	4,494	97,745
Loral Space & Communications, Inc.*	365	25,817
Madison Square Garden Co. (The), Class A*	1,825	103,624
Meredith Corp.	900	41,787
Morningstar, Inc.(a)	700	55,314
New York Times Co. (The), Class A(a)	4,200	71,904
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
News Corp., Class A*	11,611	$199,941
News Corp., Class B*	3,125	52,188
Nexstar Broadcasting Group, Inc., Class A(a)	1,400	52,528
Omnicom Group, Inc.	7,700	559,020
Regal Entertainment Group, Class A(a)	2,586	48,307
Scripps Networks Interactive, Inc., Class A(a)	3,267	247,998
Sinclair Broadcast Group, Inc., Class A(a)	2,200	59,598
Sirius XM Holdings, Inc.(a)*	96,561	308,995
Starz - Liberty Capital*	3,257	105,136
Time Warner Cable, Inc.	8,458	1,160,268
Time Warner, Inc.	28,027	1,831,004
Twenty-First Century Fox, Inc.	46,144	1,475,224
Twenty-First Century Fox, Inc., Class B	13,319	414,487
Viacom, Inc., Class A(a)	294	25,066
Viacom, Inc., Class B	12,939	1,099,686
Walt Disney Co. (The)	51,592	4,130,972
		22,474,894
Metals & Mining — 0.6%
Alcoa, Inc.	30,700	395,109
Allegheny Technologies, Inc.(a)	3,100	116,808
Carpenter Technology Corp.	1,500	99,060
Cliffs Natural Resources, Inc.(a)	4,431	90,658
Commercial Metals Co.	3,500	66,080
Compass Minerals International, Inc.	1,484	122,460
Freeport-McMoRan Copper & Gold, Inc.	32,305	1,068,326
Newmont Mining Corp.	13,200	309,408
Nucor Corp.	8,894	449,503
Reliance Steel & Aluminum Co.	2,300	162,518
Royal Gold, Inc.(a)	1,700	106,454
Southern Copper Corp.(a)	5,150	149,917
Steel Dynamics, Inc.	6,500	115,635
SunCoke Energy, Inc.*	1,575	35,973
United States Steel Corp.(a)	4,423	122,119
Worthington Industries, Inc.	1,900	72,675
		3,482,703
Multi-Utilities — 1.1%
Alliant Energy Corp.	3,400	193,154
Ameren Corp.	7,500	309,000
Avista Corp.(a)	1,800	55,170
Black Hills Corp.	1,300	74,945
Centerpoint Energy, Inc.	12,350	292,571
CMS Energy Corp.	8,045	235,558
Consolidated Edison, Inc.(a)	8,098	434,458
Dominion Resources, Inc.	18,316	1,300,253
DTE Energy Co.	5,100	378,879
Integrys Energy Group, Inc.	2,277	135,823
MDU Resources Group, Inc.	5,825	199,856
NiSource, Inc.	9,752	346,488
NorthWestern Corp.	1,200	56,916
PG&E Corp.	12,558	542,506
Public Service Enterprise Group, Inc.	15,571	593,878
SCANA Corp.	3,936	201,995
Sempra Energy	7,300	706,348
TECO Energy, Inc.(a)	5,800	99,470
Vectren Corp.	2,300	90,597
Wisconsin Energy Corp.(a)	6,153	286,422
		6,534,287
Multiline Retail — 0.7%
Big Lots, Inc.(a)*	1,700	64,379
Dillard's, Inc., Class A(a)	915	84,546
Dollar General Corp.*	11,236	623,373
Dollar Tree, Inc.*	9,149	477,395
Family Dollar Stores, Inc.	3,062	177,627
J.C. Penney Co., Inc.(a)*	4,700	40,514
Kohl's Corp.(a)	5,910	335,688
Macy's, Inc.	13,498	800,296
Nordstrom, Inc.	6,801	424,722
Sears Holdings Corp.(a)*	1,189	56,787
Target Corp.	16,400	992,364
		4,077,691
Oil, Gas & Consumable Fuels — 7.4%
Alpha Natural Resources, Inc.(a)*	1,513	6,430
Anadarko Petroleum Corp.	15,300	1,296,828
Apache Corp.	11,800	978,810
Bonanza Creek Energy, Inc.*	800	35,520
Cabot Oil & Gas Corp.	12,768	432,580
Carrizo Oil & Gas, Inc.*	1,300	69,498
Cheniere Energy, Inc.*	6,200	343,170
Chesapeake Energy Corp.(a)	18,800	481,656
Chevron Corp.	57,212	6,803,079
Cimarex Energy Co.	2,610	310,877
Cobalt International Energy, Inc.*	8,260	151,323
Concho Resources, Inc.*	3,200	392,000
ConocoPhillips	35,163	2,473,717
Consol Energy, Inc.	6,837	273,138
Continental Resources, Inc.(a)*	1,971	244,936
Delek US Holdings, Inc.	1,000	29,040
Denbury Resources, Inc.(a)	5,421	88,904
Devon Energy Corp.	12,075	808,180
Diamondback Energy, Inc.*	851	57,281
Energen Corp.	2,300	185,863
Energy XXI Bermuda Ltd.(a)	1,891	44,571
EnLink Midstream LLC	1,100	37,334
EOG Resources, Inc.	8,185	1,605,651
EQT Corp.	4,577	443,832
Exxon Mobil Corp.	128,557	12,557,448
Gulfport Energy Corp.*	2,629	187,132
Hess Corp.	9,500	787,360
HollyFrontier Corp.	5,894	280,437
Kinder Morgan, Inc.	18,450	599,441
Kodiak Oil & Gas Corp.*	11,838	143,713
Kosmos Energy Ltd.*	3,400	37,400
Laredo Petroleum, Inc.(a)*	1,900	49,134
LinnCo LLC(a)	2,688	72,710
Marathon Oil Corp.	25,728	913,859
Marathon Petroleum Corp.	11,118	967,711
Matador Resources Co.*	952	23,315
Murphy Oil Corp.	5,421	340,764
Newfield Exploration Co.*	4,300	134,848
Noble Energy, Inc.	11,261	799,981
Oasis Petroleum, Inc.*	2,312	96,480
Occidental Petroleum Corp.	24,595	2,343,658
ONEOK, Inc.	6,400	379,200
PDC Energy, Inc.*	1,026	63,879
Peabody Energy Corp.(a)	7,900	129,086
Phillips 66	17,090	1,316,955
Pioneer Natural Resources Co.	4,402	823,790
QEP Resources, Inc.	5,600	164,864
Range Resources Corp.(a)	4,900	406,553
Rosetta Resources, Inc.(a)*	1,900	88,502
SandRidge Energy, Inc.(a)*	12,647	77,653
Scorpio Tankers, Inc.(a)	5,186	51,704
SemGroup Corp., Class A	1,200	78,816
SM Energy Co.	2,100	149,709
Southwestern Energy Co.*	10,700	492,307

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Spectra Energy Corp.	20,419	$754,278
Stone Energy Corp.*	1,499	62,913
Targa Resources Corp.	1,308	129,832
Teekay Corp.	2,035	114,448
Tesoro Corp.	3,900	197,301
Ultra Petroleum Corp.(a)*	4,500	121,005
Valero Energy Corp.	16,318	866,486
W&T Offshore, Inc.(a)	1,700	29,427
Western Refining, Inc.(a)	2,000	77,200
Whiting Petroleum Corp.*	3,500	242,865
Williams Companies, Inc. (The)	20,600	835,948
World Fuel Services Corp.(a)	2,000	88,200
WPX Energy, Inc.(a)*	5,710	102,951
		45,775,481
Paper & Forest Products — 0.1%
Domtar Corp.	1,000	112,220
International Paper Co.	11,845	543,449
KapStone Paper and Packaging Corp.(a)*	2,646	76,311
Louisiana-Pacific Corp.(a)*	3,700	62,419
Schweitzer-Mauduit International, Inc.	933	39,736
		834,135
Personal Products — 0.2%
Avon Products, Inc.	12,500	183,000
Estee Lauder Companies, Inc. (The), Class A	9,958	665,991
Herbalife Ltd.(a)	2,700	154,629
Nu Skin Enterprises, Inc., Class A(a)	1,688	139,851
Revlon, Inc., Class A*	344	8,789
		1,152,260
Pharmaceuticals — 5.3%
AbbVie, Inc.	48,453	2,490,484
Actavis PLC*	5,273	1,085,447
Akorn, Inc.(a)*	2,300	50,600
Allergan, Inc.	8,996	1,116,404
Bristol-Myers Squibb Co.	50,296	2,612,877
Eli Lilly & Co.	28,700	1,689,282
Endo International PLC*	3,656	250,984
Forest Laboratories, Inc.*	7,247	668,681
Hospira, Inc.*	5,020	217,115
Impax Laboratories, Inc.*	1,887	49,854
Jazz Pharmaceuticals PLC*	1,600	221,888
Johnson & Johnson	85,595	8,407,997
Mallinckrodt PLC*	1,633	103,548
Medicines Co. (The)(a)*	1,632	46,381
Merck & Co., Inc.	88,666	5,033,569
Mylan, Inc.*	12,025	587,181
Perrigo Co. PLC	4,900	757,834
Pfizer, Inc.	193,774	6,224,021
Prestige Brands Holdings, Inc.(a)*	1,608	43,818
Questcor Pharmaceuticals, Inc.(a)	1,800	116,874
Salix Pharmaceuticals Ltd.(a)*	2,100	217,581
Taro Pharmaceutical Industries Ltd.*	100	11,100
Zoetis, Inc.	32,290	934,473
		32,937,993
Professional Services — 0.4%
Advisory Board Co. (The)(a)*	1,000	64,250
Corporate Executive Board Co. (The)	1,026	76,160
Dun & Bradstreet Corp.	1,200	119,220
Equifax, Inc.	3,590	244,228
FTI Consulting, Inc.(a)*	1,200	40,008
Huron Consulting Group, Inc.*	1,034	65,535
IHS, Inc., Class A*	1,800	218,700
Manpowergroup, Inc.	2,400	189,192
Nielsen Holdings NV	8,279	369,492
On Assignment, Inc.*	1,277	49,279
Robert Half International, Inc.	6,151	258,034
Towers Watson & Co., Class A	2,000	228,100
Verisk Analytics, Inc., Class A*	6,657	399,154
		2,321,352
Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.	1,872	68,253
Geo Group, Inc. (The)	1,958	63,126
		131,379
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	54,137
Altisource Asset Management Corp.(a)*	40	42,986
Altisource Portfolio Solutions SA(a)*	400	48,664
CBRE Group, Inc.*	9,286	254,715
Forest City Enterprises, Inc., Class A*	4,153	79,322
Howard Hughes Corp. (The)*	989	141,140
Jones Lang LaSalle, Inc.	1,300	154,050
Kennedy-Wilson Holdings, Inc.	1,369	30,816
Realogy Holdings Corp.(a)*	4,280	185,966
St. Joe Co. (The)(a)*	1,588	30,569
		1,022,365
Road & Rail — 1.0%
AMERCO	300	69,636
Avis Budget Group, Inc.(a)*	3,078	149,899
Con-way, Inc.	1,800	73,944
CSX Corp.	29,673	859,627
Genesee & Wyoming, Inc., Class A*	1,404	136,637
Heartland Express, Inc.(a)	700	15,883
Hertz Global Holdings, Inc.*	19,741	525,900
JB Hunt Transport Services, Inc.	2,900	208,568
Kansas City Southern	3,400	347,004
Knight Transportation, Inc.(a)	1,500	34,695
Landstar System, Inc.	1,387	82,138
Norfolk Southern Corp.	9,081	882,401
Old Dominion Freight Line, Inc.*	2,371	134,531
Ryder System, Inc.	1,736	138,741
Swift Transportation Co.(a)*	2,754	68,161
Union Pacific Corp.	14,099	2,645,818
Werner Enterprises, Inc.(a)	1,200	30,612
		6,404,195
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.(a)*	4,999	20,046
Altera Corp.	9,423	341,490
Analog Devices, Inc.	9,700	515,458
Applied Materials, Inc.	36,200	739,204
Atmel Corp.*	12,900	107,844
Avago Technologies Ltd.	7,700	495,957
Broadcom Corp., Class A	14,202	447,079
Cirrus Logic, Inc.(a)*	1,900	37,753
Cree, Inc.(a)*	3,400	192,304
Entegris, Inc.*	4,137	50,099
Fairchild Semiconductor International, Inc.*	3,875	53,436
First Solar, Inc.(a)*	2,200	153,538
Freescale Semiconductor Ltd.*	1,796	43,840
Hittite Microwave Corp.	970	61,149
Integrated Device Technology, Inc.*	3,400	41,582
Intel Corp.	151,241	3,903,530
International Rectifier Corp.*	1,827	50,060
Intersil Corp., Class A	1,851	23,915
Kla-Tencor Corp.	4,900	338,786
Lam Research Corp.*	4,962	272,910
Linear Technology Corp.	10,378	505,305

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
LSI Corp.	16,294	$180,375
Marvell Technology Group Ltd.	12,700	200,025
Maxim Integrated Products, Inc.	8,700	288,144
Microchip Technology, Inc.(a)	6,250	298,500
Micron Technology, Inc.*	32,701	773,706
Microsemi Corp.*	2,900	72,587
MKS Instruments, Inc.	1,183	35,360
NVIDIA Corp.	17,200	308,052
ON Semiconductor Corp.*	13,130	123,422
PMC - Sierra, Inc.*	1,900	14,459
Semtech Corp.*	1,800	45,612
Silicon Laboratories, Inc.*	1,400	73,150
Skyworks Solutions, Inc.*	5,600	210,112
SunEdison, Inc.(a)*	7,849	147,875
SunPower Corp.*	1,295	41,777
Synaptics, Inc.(a)*	900	54,018
Teradyne, Inc.*	5,500	109,395
Texas Instruments, Inc.	33,703	1,589,096
Veeco Instruments, Inc.(a)*	252	10,566
Xilinx, Inc.	7,467	405,234
		13,376,750
Software — 3.8%
ACI Worldwide, Inc.*	1,340	79,315
Activision Blizzard, Inc.	12,038	246,057
Adobe Systems, Inc.*	14,908	980,052
Advent Software, Inc.(a)	1,304	38,285
ANSYS, Inc.*	2,800	215,656
Aspen Technology, Inc.*	4,099	173,634
Autodesk, Inc.*	6,949	341,752
Blackbaud, Inc.(a)	1,588	49,704
CA, Inc.	9,776	302,763
Cadence Design Systems, Inc.*	7,900	122,766
Citrix Systems, Inc.*	5,079	291,687
Commvault Systems, Inc.(a)*	1,260	81,837
Compuware Corp.	5,600	58,800
Concur Technologies, Inc.(a)*	1,400	138,698
Electronic Arts, Inc.*	9,400	272,694
Factset Research Systems, Inc.(a)	1,250	134,762
Fair Isaac Corp.	950	52,554
Fortinet, Inc.*	4,373	96,337
Guidewire Software, Inc.*	1,700	83,385
Informatica Corp.*	3,300	124,674
Intuit, Inc.	11,394	885,656
Manhattan Associates, Inc.*	2,400	84,072
Mentor Graphics Corp.	3,300	72,666
Micros Systems, Inc.*	2,300	121,739
Microsoft Corp.	241,544	9,900,889
NetScout Systems, Inc.*	176	6,614
NetSuite, Inc.*	988	93,692
Nuance Communications, Inc.(a)*	6,700	115,039
Oracle Corp.	110,605	4,524,851
Pegasystems, Inc.	352	12,433
Progress Software Corp.*	1,412	30,782
PTC, Inc.*	3,880	137,468
RealPage, Inc.(a)*	465	8,444
Red Hat, Inc.*	5,700	301,986
Rovi Corp.*	3,151	71,780
Salesforce.com, Inc.*	17,700	1,010,493
ServiceNow, Inc.*	1,883	112,829
SolarWinds, Inc.*	2,054	87,562
Solera Holdings, Inc.	2,358	149,356
Splunk, Inc.*	864	61,767
SS&C Technologies Holdings, Inc.*	2,095	83,842
Symantec Corp.	20,392	407,228
Synopsys, Inc.*	4,500	172,845
Take-Two Interactive Software, Inc.*	2,200	48,246
TIBCO Software, Inc.*	4,600	93,472
Tyler Technologies, Inc.*	1,062	88,868
Ultimate Software Group, Inc.*	850	116,450
Verint Systems, Inc.*	1,976	92,734
VMware, Inc.(a)*	2,547	275,127
Workday, Inc. Class A*	1,273	116,390
Zynga, Inc., Class A(a)*	18,104	77,847
		23,248,579
Specialty Retail — 2.3%
Aaron's, Inc.(a)	2,250	68,040
Abercrombie & Fitch Co., Class A	2,500	96,250
Advance Auto Parts, Inc.	2,300	290,950
American Eagle Outfitters, Inc.(a)	4,750	58,140
Ann, Inc.(a)*	1,550	64,294
Asbury Automotive Group, Inc.*	817	45,188
Ascena Retail Group, Inc.*	4,000	69,120
AutoNation, Inc.*	1,261	67,123
AutoZone, Inc.*	1,160	623,036
Bed Bath & Beyond, Inc.*	6,321	434,885
Best Buy Co., Inc.(a)	8,309	219,441
Buckle, Inc. (The)(a)	900	41,220
Cabela's, Inc.(a)*	1,400	91,714
Carmax, Inc.(a)*	6,646	311,033
Chico's FAS, Inc.	5,400	86,562
Conn's, Inc.(a)*	800	31,080
CST Brands, Inc.(a)	1,802	56,294
Dick's Sporting Goods, Inc.	3,100	169,291
DSW, Inc., Class A	2,490	89,291
Express, Inc.*	2,600	41,288
Foot Locker, Inc.	4,100	192,618
GameStop Corp., Class A(a)	3,588	147,467
Gap, Inc. (The)	8,320	333,299
Genesco, Inc.(a)*	700	52,199
GNC Holdings, Inc., Class A	2,914	128,274
Group 1 Automotive, Inc.(a)	680	44,649
Guess?, Inc.(a)	1,900	52,440
Hibbett Sports, Inc.(a)*	557	29,454
Home Depot, Inc. (The)	42,408	3,355,745
L Brands, Inc.	7,378	418,849
Lithia Motors, Inc., Class A	600	39,876
Lowe's Cos., Inc.	31,912	1,560,497
Lumber Liquidators Holdings, Inc.(a)*	853	80,011
Men's Wearhouse, Inc. (The)	1,750	85,715
Monro Muffler Brake, Inc.(a)	783	44,537
Murphy USA, Inc.*	1,305	52,970
O'Reilly Automotive, Inc.*	3,084	457,635
Office Depot, Inc.(a)*	14,200	58,646
Outerwall, Inc.(a)*	1,000	72,500
Penske Auto Group, Inc.	1,318	56,358
PetSmart, Inc.(a)	2,657	183,041
Pier 1 Imports, Inc.(a)	3,200	60,416
Rent-A-Center, Inc.(a)	1,700	45,220
Ross Stores, Inc.	9,449	676,076
Sally Beauty Holdings, Inc.*	5,102	139,795
Select Comfort Corp.*	1,700	30,736
Signet Jewelers Ltd.	2,400	254,064
Staples, Inc.(a)	19,850	225,099
Tiffany & Co.	3,806	327,887
TJX Cos., Inc.	21,422	1,299,244
Tractor Supply Co.	6,137	433,456
Ulta Salon Cosmetics & Fragrance, Inc.*	1,800	175,464
Urban Outfitters, Inc.*	3,400	123,998

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Vitamin Shoppe, Inc.(a)*	676	$32,124
Williams-Sonoma, Inc.	2,400	159,936
		14,384,535
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.	1,600	124,240
Coach, Inc.	7,810	387,845
Deckers Outdoor Corp.(a)*	977	77,896
Fossil Group, Inc.*	1,369	159,639
G-III Apparel Group Ltd.*	283	20,257
Hanesbrands, Inc.	3,742	286,188
Iconix Brand Group, Inc.(a)*	1,972	77,441
Kate Spade & Co.*	3,927	145,653
Lululemon Athletica, Inc.(a)*	2,200	115,698
Michael Kors Holdings Ltd.*	6,055	564,750
NIKE, Inc., Class B	21,597	1,595,154
PVH Corp.	2,282	284,725
Ralph Lauren Corp.	1,600	257,488
Skechers U.S.A., Inc., Class A*	600	21,924
Steven Madden Ltd.*	1,944	69,945
Under Armour, Inc., Class A(a)*	2,400	275,136
VF Corp.	10,700	662,116
Wolverine World Wide, Inc.(a)	3,200	91,360
		5,217,455
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,009	50,313
Hudson City Bancorp, Inc.	13,407	131,791
New York Community Bancorp, Inc.(a)	13,278	213,377
Ocwen Financial Corp.(a)*	3,425	134,192
People's United Financial, Inc.	9,310	138,440
TFS Financial Corp.*	2,631	32,703
Washington Federal, Inc.	2,947	68,665
		769,481
Tobacco — 1.1%
Altria Group, Inc.	61,247	2,292,475
Lorillard, Inc.	10,800	584,064
Philip Morris International, Inc.	44,612	3,652,385
Reynolds American, Inc.	10,167	543,121
		7,072,045
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	1,164	56,151
Beacon Roofing Supply, Inc.*	1,400	54,124
DXP Enterprises, Inc.*	295	28,004
Fastenal Co.(a)	12,494	616,204
GATX Corp.	1,100	74,668
MRC Global, Inc.*	3,000	80,880
MSC Industrial Direct Co., Class A(a)	1,400	121,128
TAL International Group, Inc.(a)*	773	33,139
Textainer Group Holdings Ltd.(a)	52	1,990
United Rentals, Inc.(a)*	2,864	271,908
Watsco, Inc.	800	79,928
WESCO International, Inc.(a)*	1,300	108,186
WW Grainger, Inc.	2,615	660,706
		2,187,016
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.(a)*	844	18,576
Water Utilities — 0.1%
American Water Works Co., Inc.	5,500	249,700
Aqua America, Inc.	5,042	126,403
		376,103
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	3,799	345,557
Sprint Corp.(a)*	30,665	281,811
T-Mobile US, Inc.*	4,200	138,726
Telephone & Data Systems, Inc.	2,613	68,487
United States Cellular Corp.	400	16,404
		850,985
TOTAL COMMON STOCKS
(Identified Cost $310,754,312)		591,920,171

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc. expires 1/4/16*	7,172	434
TOTAL RIGHTS & WARRANTS
(Identified Cost $466)		434

MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	1,190,453	24,070,963
TOTAL MUTUAL FUNDS
(Identified Cost $13,772,897)		24,070,963

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,652,360	1,652,360
		1,652,361
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,652,361)		1,652,361

COLLATERAL FOR SECURITIES ON LOAN — 5.7%
Short-Term — 5.7%
State Street Navigator Securities Lending Prime Portfolio	34,938,057	34,938,057
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $34,938,057)		34,938,057

Total Investments — 105.7%
(Identified Cost $361,118,093)#		652,581,986
Liabilities, Less Cash and Other Assets — (5.7%)		(34,974,986)

Net Assets — 100.0%		$617,607,000

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $35,172,945.
#

At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $361,118,093. Net unrealized appreciation aggregated $291,463,893 of which $294,357,485 related to appreciated investment securities and $2,893,592 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

March 31, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	18.0%
Financials	17.6%
Consumer Discretionary	12.9%
Health Care	12.8%
Industrials	11.7%
Energy	9.4%
Consumer Staples	8.5%
Materials	4.0%
Utilities	3.0%
Telecommunication Services	2.1%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
Engility Holdings, Inc.*	505	$22,750
L-3 Communications Holdings, Inc.	14,260	1,684,819
Northrop Grumman Corp.	34,405	4,244,889
Spirit Aerosystems Holdings, Inc., Class A*	3,497	98,581
		6,051,039
Air Freight & Logistics — 0.6%
FedEx Corp.	23,058	3,056,569
Airlines — 0.6%
Southwest Airlines Co.	121,103	2,859,242
Auto Components — 0.1%
Autoliv, Inc.(a)	390	39,136
Lear Corp.	5,319	445,307
		484,443
Automobiles — 0.8%
General Motors Co.	112,026	3,855,935
Beverages — 0.3%
Beam, Inc.	421	35,069
Molson Coors Brewing Co., Class B	27,173	1,599,403
		1,634,472
Building Products — 0.1%
Owens Corning(a)	17,316	747,532
Capital Markets — 3.0%
American Capital Ltd.*	25,274	399,076
Bank of New York Mellon Corp. (The)	111,386	3,930,812
E*Trade Financial Corp.*	15,035	346,106
Goldman Sachs Group, Inc. (The)	14,235	2,332,405
Legg Mason, Inc.(a)	18,116	888,408
Morgan Stanley	214,357	6,681,508
		14,578,315
Chemicals — 0.4%
Ashland, Inc.	12,604	1,253,846
Mosaic Co. (The)	10,244	512,200
		1,766,046
Commercial Banks — 10.5%
Bank of America Corp.	929,508	15,987,538
Citigroup, Inc.	278,115	13,238,274
JPMorgan Chase & Co.	247,305	15,013,886
PNC Financial Services Group, Inc. (The)	5,010	435,870
Regions Financial Corp.	188,492	2,094,146
SunTrust Banks, Inc.	80,504	3,203,254
Wells Fargo & Co.	15,205	756,297
Zions Bancorporation(a)	27,251	844,236
		51,573,501
Commercial Services & Supplies — 0.4%
ADT Corp. (The)	20,259	606,757
Republic Services, Inc.	39,192	1,338,799
		1,945,556
Communications Equipment — 0.2%
Brocade Communications Systems, Inc.*	6,845	72,626
EchoStar Corp., Class A*	3,599	171,168
Juniper Networks, Inc.*	27,563	710,023
		953,817
Computers & Peripherals — 2.1%
Hewlett-Packard Co.	288,913	9,349,225
Western Digital Corp.	8,401	771,380
		10,120,605
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.*	4,941	313,753
KBR, Inc.	10,951	292,173
Quanta Services, Inc.*	18,387	678,480
URS Corp.(a)	1,200	56,472
		1,340,878
Construction Materials — 0.3%
Vulcan Materials Co.	20,131	1,337,705
Consumer Finance — 1.0%
Capital One Financial Corp.	63,140	4,871,882
Containers & Packaging — 0.3%
MeadWestvaco Corp.	27,613	1,039,353
Rock-Tenn Co., Class A	3,337	352,287
		1,391,640
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	1,054	741,753
Service Corp. International	7,532	149,736
		891,489
Diversified Financial Services — 0.9%
CME Group, Inc.	47,983	3,551,222
Leucadia National Corp.	6,993	195,804
NASDAQ OMX Group, Inc. (The)	25,125	928,117
		4,675,143
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	448,190	15,718,023
CenturyLink, Inc.(a)	74,065	2,432,295
Frontier Communications Corp.(a)	64,355	366,824
Windstream Holdings, Inc.(a)	9,256	76,269
		18,593,411
Electrical Equipment — 1.0%
Eaton Corp. PLC	68,333	5,133,175
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	17,315	1,027,818
Avnet, Inc.	21,043	979,131
Corning, Inc.(a)	175,253	3,648,768
Ingram Micro, Inc., Class A*	23,840	704,710
Jabil Circuit, Inc.	2,308	41,544
		6,401,971
Energy Equipment & Services — 3.4%
Baker Hughes, Inc.	57,947	3,767,714
Helmerich & Payne, Inc.(a)	16,820	1,809,159
Nabors Industries Ltd.	44,205	1,089,653
National Oilwell Varco, Inc.(a)	61,729	4,806,837
Noble Corp. PLC	21,792	713,470
Patterson-UTI Energy, Inc.	26,456	838,126
Rowan Companies PLC, Class A*	21,029	708,257
Superior Energy Services, Inc.	10,099	310,645
Transocean Ltd.(a)	40,053	1,655,791
Weatherford International Ltd.*	62,421	1,083,629
		16,783,281
Food & Staples Retailing — 3.3%
CVS Caremark Corp.	214,034	16,022,585
Food Products — 3.8%
Archer-Daniels-Midland Co.	94,475	4,099,270
Bunge Ltd.	16,700	1,327,817
J.M. Smucker Co. (The)	17,926	1,743,124
Mondelez International, Inc., Class A	261,025	9,018,414
Seaboard Corp.*	76	199,230
Tyson Foods, Inc., Class A	45,997	2,024,328
		18,412,183
Gas Utilities — 0.0%
UGI Corp.	2,541	115,895
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.*	125,099	1,691,338

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
CareFusion Corp.*	31,918	$1,283,742
Hologic, Inc.(a)*	41,113	883,930
Teleflex, Inc.(a)	2,865	307,243
		4,166,253
Health Care Providers & Services — 4.4%
Aetna, Inc.	59,961	4,495,276
Community Health Systems, Inc.*	6,664	261,029
Express Scripts Holding Co.*	90,745	6,814,042
Humana, Inc.	23,386	2,636,070
Omnicare, Inc.(a)	17,088	1,019,641
UnitedHealth Group, Inc.	10,201	836,380
WellPoint, Inc.	53,394	5,315,373
		21,377,811
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	79,943	3,026,642
Hyatt Hotels Corp., Class A(a)*	3,874	208,460
MGM Resorts International*	84,812	2,193,238
Royal Caribbean Cruises Ltd.	32,567	1,776,856
Wendy's Co. (The)(a)	15,501	141,369
		7,346,565
Household Durables — 0.4%
DR Horton, Inc.(a)	14,411	311,998
Lennar Corp., Class A(a)	1,533	60,737
Mohawk Industries, Inc.*	7,325	996,054
Toll Brothers, Inc.(a)*	11,379	408,506
		1,777,295
Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.	54,951	1,747,442
Industrial Conglomerates — 1.6%
General Electric Co.	297,697	7,707,375
Insurance — 8.3%
ACE Ltd.	1,024	101,438
Alleghany Corp.*	171	69,662
Allied World Assurance Co., Holdings Ltd.	5,578	575,594
American Financial Group, Inc.	14,278	823,983
American International Group, Inc.	212,195	10,611,872
American National Insurance Co.	2,000	226,100
Assurant, Inc.	13,249	860,655
Assured Guaranty Ltd.	7,288	184,532
Axis Capital Holdings Ltd.	17,407	798,111
CNA Financial Corp.	14,604	623,883
Everest Re Group Ltd.	4,726	723,314
Genworth Financial, Inc., Class A*	84,660	1,501,022
Hartford Financial Services Group, Inc.	67,139	2,367,993
Lincoln National Corp.	46,883	2,375,562
Loews Corp.	63,027	2,776,339
MetLife, Inc.	140,218	7,403,510
PartnerRe Ltd.	7,182	743,337
Protective Life Corp.	4,914	258,427
Prudential Financial, Inc.	39,893	3,376,943
Reinsurance Group of America, Inc.	11,259	896,554
Travelers Companies, Inc. (The)	5,471	465,582
Unum Group	41,883	1,478,889
Validus Holdings Ltd.	5,533	208,649
XL Group PLC	42,747	1,335,844
		40,787,795
Internet & Catalog Retail — 0.6%
Liberty Interactive Corp., Class A*	82,074	2,369,476
Liberty Ventures, Series A*	4,983	649,435
		3,018,911
Internet Software & Services — 0.9%
AOL, Inc.(a)*	815	35,673
Yahoo!, Inc.*	118,709	4,261,653
		4,297,326
IT Services — 1.0%
Amdocs Ltd.	8,428	391,565
Fidelity National Information Services, Inc.	43,393	2,319,356
Leidos Holdings, Inc.(a)	1,869	66,106
Xerox Corp.	176,169	1,990,710
		4,767,737
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A*	172	22,037
Thermo Fisher Scientific, Inc.	57,606	6,926,545
		6,948,582
Machinery — 0.9%
AGCO Corp.	8,938	493,020
Oshkosh Corp.	8,698	512,051
Pentair Ltd.	14,769	1,171,772
SPX Corp.	2,280	224,147
Stanley Black & Decker, Inc.	18,273	1,484,499
Terex Corp.(a)	1,887	83,594
Trinity Industries, Inc.	4,143	298,586
		4,267,669
Media — 7.7%
CBS Corp., Class A(a)	6,190	383,099
Comcast Corp., Class A	294,928	14,752,299
Comcast Corp., Class A Special	88,831	4,331,400
Liberty Media Corp.*	4,389	573,774
News Corp., Class A*	8,320	143,270
News Corp., Class B(a)*	1,734	28,958
Time Warner Cable, Inc.	53,984	7,405,525
Time Warner, Inc.	156,541	10,226,823
		37,845,148
Metals & Mining — 2.0%
Alcoa, Inc.(a)	164,147	2,112,572
Freeport-McMoRan Copper & Gold, Inc.	137,131	4,534,922
Newmont Mining Corp.	15,047	352,702
Nucor Corp.	20,752	1,048,806
Reliance Steel & Aluminum Co.	12,373	874,276
Steel Dynamics, Inc.	31,962	568,604
United States Steel Corp.(a)	7,251	200,200
		9,692,082
Multiline Retail — 0.4%
Dillard's, Inc., Class A(a)	3,058	282,559
Kohl's Corp.(a)	18,215	1,034,612
Sears Holdings Corp.(a)*	10,136	484,096
		1,801,267
Oil, Gas & Consumable Fuels — 18.2%
Anadarko Petroleum Corp.	79,961	6,777,494
Apache Corp.	58,435	4,847,183
Chesapeake Energy Corp.(a)	96,803	2,480,093
Chevron Corp.	143,658	17,082,373
Cimarex Energy Co.	4,461	531,350
ConocoPhillips	210,107	14,781,027
Denbury Resources, Inc.(a)	54,644	896,162
Devon Energy Corp.	52,283	3,499,301
Exxon Mobil Corp.	41,928	4,095,527
Hess Corp.	49,389	4,093,360
HollyFrontier Corp.	10,418	495,688
Marathon Oil Corp.	108,210	3,843,619
Marathon Petroleum Corp.	53,009	4,613,903
Murphy Oil Corp.	25,103	1,577,975
Occidental Petroleum Corp.	60,364	5,752,086

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Peabody Energy Corp.(a)	6,798	$111,079
Phillips 66	87,080	6,710,385
QEP Resources, Inc.	14,902	438,715
Tesoro Corp.	18,518	936,826
Valero Energy Corp.	85,962	4,564,582
Whiting Petroleum Corp.*	7,857	545,197
WPX Energy, Inc.(a)*	24,482	441,411
		89,115,336
Paper & Forest Products — 0.5%
International Paper Co.	52,855	2,424,987
Pharmaceuticals — 2.7%
Forest Laboratories, Inc.*	7,535	695,255
Pfizer, Inc.	389,828	12,521,275
		13,216,530
Professional Services — 0.1%
Manpowergroup, Inc.	4,858	382,956
Road & Rail — 2.9%
Avis Budget Group, Inc.(a)*	6,002	292,297
CSX Corp.	178,258	5,164,134
Genesee & Wyoming, Inc., Class A*	4,464	434,437
Hertz Global Holdings, Inc.*	30,253	805,940
Norfolk Southern Corp.	50,188	4,876,768
Ryder System, Inc.	7,199	575,344
Union Pacific Corp.	12,009	2,253,609
		14,402,529
Semiconductors & Semiconductor Equipment — 1.9%
First Solar, Inc.(a)*	7,096	495,230
Intel Corp.	164,676	4,250,287
Lam Research Corp.*	9,783	538,065
Marvell Technology Group Ltd.	18,929	298,132
Micron Technology, Inc.*	145,829	3,450,314
NVIDIA Corp.(a)	18,380	329,186
Teradyne, Inc.*	9,672	192,376
		9,553,590
Software — 0.4%
Activision Blizzard, Inc.	83,239	1,701,405
Zynga, Inc., Class A*	20,673	88,894
		1,790,299
Specialty Retail — 0.3%
Best Buy Co., Inc.	2,217	58,551
GameStop Corp., Class A(a)	18,743	770,337
Staples, Inc.(a)	51,800	587,412
		1,416,300
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	1,992	248,542
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	12,641
People's United Financial, Inc.(a)	5,834	86,752
		99,393
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(a)*	7,103	674,359
WESCO International, Inc.(a)*	610	50,764
		725,123
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)*	63,469	583,280
T-Mobile US, Inc.(a)*	24,396	805,800
United States Cellular Corp.(a)	6,900	282,969
		1,672,049
TOTAL COMMON STOCKS (Identified Cost $325,346,895)		488,195,202

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,333,154	2,333,154
		2,333,155

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,333,155)		2,333,155

COLLATERAL FOR SECURITIES ON LOAN — 6.1%
Short-Term — 6.1%
State Street Navigator Securities Lending Prime Portfolio	29,769,880	29,769,880
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $29,769,880)		29,769,880

Total Investments — 106.2% (Identified Cost $357,449,930)#		520,298,237

Liabilities, Less Cash and Other Assets — (6.2%)		(30,290,146)
Net Assets — 100.0%		$490,008,091

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $30,860,259.
#	At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $357,449,930. Net unrealized appreciation aggregated $162,848,307 of which $165,758,110 related to appreciated investment securities and $2,909,803 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

March 31, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	24.2%
Energy	21.6%
Consumer Discretionary	12.0%
Industrials	9.9%
Health Care	9.3%
Information Technology	7.7%
Consumer Staples	7.4%
Telecommunication Services	4.1%
Materials	3.4%
Utilities	0.4%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.4%
AAR Corp.	9,684	$251,300
Aerovironment, Inc.(a)*	6,017	242,184
Alliant Techsystems, Inc.(a)	8,149	1,158,380
Allied Defense Group, Inc. (The)(a) (b)*	1,000	80
American Science & Engineering, Inc.	2,000	134,340
Astronics Corp.*	2,988	189,469
Astronics Corp., Class B*	597	36,772
CPI Aerostructures, Inc.*	1,342	17,446
Cubic Corp.	6,500	331,955
Curtiss-Wright Corp.	10,260	651,920
DigitalGlobe, Inc.*	20,646	598,940
Ducommun, Inc.*	2,055	51,498
Engility Holdings, Inc.*	2,927	131,861
Esterline Technologies Corp.*	8,187	872,243
Exelis, Inc.	30,879	587,010
GenCorp, Inc.(a)*	11,383	207,967
HEICO Corp.(a)	5,942	357,471
HEICO Corp., Class A	8,952	388,606
Huntington Ingalls Industries, Inc.	8,368	855,712
Innovative Solutions & Support, Inc.*	4,950	37,274
KEYW Holding Corp. (The)*	2,370	44,343
Kratos Defense & Security Solutions, Inc.*	10,227	77,112
LMI Aerospace, Inc.(a)*	2,400	33,840
Moog, Inc., Class A*	9,207	603,151
National Presto Industries, Inc.	918	71,641
Orbital Sciences Corp.*	13,634	380,389
SIFCO Industries, Inc.	1,187	36,239
Sparton Corp.*	1,324	38,767
Sypris Solutions, Inc.	4,000	11,080
Taser International, Inc.(a)*	11,291	206,512
Teledyne Technologies, Inc.*	2,365	230,185
		8,835,687
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	109,821
Atlas Air Worldwide Holdings, Inc.*	4,715	166,298
Echo Global Logistics, Inc.(a)*	3,956	72,474
Forward Air Corp.	6,730	310,320
HUB Group, Inc., Class A*	12,026	480,920
Pacer International, Inc.*	9,154	82,020
Park-Ohio Holdings Corp.*	3,058	171,707
UTi Worldwide, Inc.(a)	21,964	232,599
XPO Logistics, Inc.*	2,237	65,790
		1,691,949
Airlines — 0.8%
Allegiant Travel Co.	4,500	503,685
ATA Holdings Corp.(a) (b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	176,678
JetBlue Airways Corp.(a)*	66,428	577,259
Republic Airways Holdings, Inc.*	14,829	135,537
Skywest, Inc.	10,404	132,755
Spirit Airlines, Inc.*	24,342	1,445,915
		2,971,829
Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	18,904	350,102
Cooper Tire & Rubber Co.(a)	15,600	379,080
Dana Holding Corp.	22,832	531,301
Dorman Products, Inc.(a)*	8,380	494,923
Drew Industries, Inc.	5,308	287,694
Federal Mogul Corp.(a)*	8,050	150,615
Fuel Systems Solutions, Inc.*	4,600	49,496
Gentherm, Inc.*	7,644	265,400
Modine Manufacturing Co.*	10,514	154,030
Motorcar Parts of America, Inc.*	1,887	50,137
Shiloh Industries, Inc.*	3,600	63,864
Spartan Motors, Inc.	6,900	35,466
Standard Motor Products, Inc.	8,131	290,846
Stoneridge, Inc.*	7,998	89,817
Strattec Security Corp.	700	50,561
Superior Industries International, Inc.	5,600	114,744
Tenneco, Inc.*	7,186	417,291
Tower International, Inc.*	4,282	116,556
		3,891,923
Automobiles — 0.3%
Thor Industries, Inc.(a)	12,400	757,144
Winnebago Industries, Inc.*	6,500	178,035
		935,179
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	107,245
Craft Brew Alliance, Inc.*	3,511	53,613
MGP Ingredients, Inc.	5,072	34,236
National Beverage Corp.*	10,920	213,049
		408,143
Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	12,403	470,198
Affymax, Inc.(a)*	8,319	6,655
Alnylam Pharmaceuticals, Inc.*	4,392	294,879
Arqule, Inc.*	5,110	10,475
AVEO Pharmaceuticals, Inc.*	491	734
Biota Pharmaceuticals, Inc.*	1,516	9,263
Celldex Therapeutics, Inc.(a)*	6,027	106,497
Celsion Corp.(a)*	644	2,170
Cepheid, Inc.(a)*	7,279	375,451
Cleveland Biolabs, Inc.(a)*	1,100	749
Dynavax Technologies Corp.(a)*	9,900	17,820
Emergent Biosolutions, Inc.*	8,443	213,355
Enzon Pharmaceuticals, Inc.	13,152	13,547
GTx, Inc.(a)*	6,119	9,362
Harvard Apparatus Regenerative
Technology, Inc.*	2,530	22,947
iBio, Inc.(a)*	2,200	1,186
Incyte Corp. Ltd.*	13,934	745,748
Insys Therapeutics, Inc.(a)*	4,288	177,672
Isis Pharmaceuticals, Inc.(a)*	15,716	679,088
Ligand Pharmaceuticals, Inc., Class B(a)*	4,746	319,216
Maxygen, Inc.(b)*	12,058	362
MediciNova, Inc.*	4,071	8,427
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.*	11,222	130,736
Myriad Genetics, Inc.(a)*	18,367	627,968
PDL BioPharma, Inc.(a)	18,702	155,414
Progenics Pharmaceuticals, Inc.(a)*	288	1,178
Repligen Corp.(a)*	9,894	127,237
Rigel Pharmaceuticals, Inc.*	9,090	35,269
Spectrum Pharmaceuticals, Inc.(a)*	12,000	94,080
Targacept, Inc.(a)*	1,758	8,350
Zalicus, Inc.(a)*	1,047	1,277
		4,667,310
Building Products — 0.7%
AAON, Inc.	8,775	244,559
American Woodmark Corp.*	2,697	90,781
Apogee Enterprises, Inc.	9,100	302,393
Builders FirstSource, Inc.(a)*	7,727	70,393
Gibraltar Industries, Inc.*	6,800	128,316
Griffon Corp.	12,945	154,563
Insteel Industries, Inc.	4,000	78,680
NCI Building Systems, Inc.*	2,390	41,729

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Patrick Industries, Inc.*	2,524	$111,889
PGT, Inc.*	11,043	127,105
Quanex Building Products Corp.	7,625	157,685
Simpson Manufacturing Co., Inc.(a)	11,500	406,295
Trex Co., Inc.(a)*	3,428	250,793
Universal Forest Products, Inc.(a)	5,500	304,370
		2,469,551
Capital Markets — 1.4%
BGC Partners, Inc., Class A	39,886	260,854
Calamos Asset Management, Inc., Series A	5,037	65,128
Capital Southwest Corp.	336	11,666
Cohen & Steers, Inc.(a)	675	26,899
Cowen Group, Inc., Class A*	24,525	108,155
Evercore Partners, Inc., Class A(a)	10,019	553,550
Federated Investors, Inc., Class B(a)	11,748	358,784
Financial Engines, Inc.(a)	4,718	239,580
FXCM, Inc., Class A	7,665	113,212
GAMCO Investors, Inc., Class A	1,700	132,005
GFI Group, Inc.	22,227	78,906
Greenhill & Co., Inc.(a)	6,133	318,793
Harris & Harris Group, Inc.*	7,000	24,290
HFF, Inc., Class A	9,968	335,025
ICG Group, Inc.*	8,600	175,612
Intl. FCStone, Inc.(a)*	2,912	54,775
Investment Technology Group, Inc.*	9,700	195,940
Janus Capital Group, Inc.(a)	43,876	476,932
JMP Group, Inc.	3,620	25,738
KCG Holdings, Inc., Class A*	2,299	27,427
Manning & Napier, Inc.	614	10,297
MCG Capital Corp.	6,094	23,096
Medallion Financial Corp.(a)	3,487	46,063
Oppenheimer Holdings, Inc., Class A	2,133	59,831
Piper Jaffray Cos.*	4,324	198,039
Pzena Investment Management, Inc., Class A(a)	794	9,345
Safeguard Scientifics, Inc.*	4,701	104,268
Stifel Financial Corp.*	10,983	546,514
SWS Group, Inc.*	5,901	44,140
Teton Advisors, Inc.(a)	25	875
Virtus Investment Partners, Inc.*	1,071	185,465
Westwood Holdings Group, Inc.	713	44,698
WisdomTree Investments, Inc.(a)*	29,648	388,982
		5,244,884
Chemicals — 2.8%
A. Schulman, Inc.	6,827	247,547
American Vanguard Corp.(a)	6,233	134,944
Arabian American Development Co.*	2,693	29,219
Axiall Corp.	3,667	164,722
Balchem Corp.	6,325	329,659
Cabot Corp.	1,940	114,576
Calgon Carbon Corp.*	17,775	388,028
Chase Corp.	1,800	56,754
Chemtura Corp.*	29,209	738,696
Codexis, Inc.(a)*	7,350	14,994
Core Molding Technologies, Inc.*	1,500	18,780
Ferro Corp.*	21,670	296,012
Flotek Industries, Inc.(a)*	15,037	418,781
FutureFuel Corp.(a)	9,206	186,882
H.B. Fuller Co.(a)	14,400	695,232
Hawkins, Inc.	1,824	67,014
Innophos Holdings, Inc.	5,400	306,180
Innospec, Inc.	5,400	244,242
Intrepid Potash, Inc.(a)*	10,268	158,743
KMG Chemicals, Inc.	2,500	39,200
Koppers Holdings, Inc.	4,043	166,693
Kraton Performance Polymers, Inc.*	5,185	135,536
Kronos Worldwide, Inc.(a)	2,801	46,721
Landec Corp.*	10,074	112,426
LSB Industries, Inc.*	5,556	207,906
Minerals Technologies, Inc.	10,586	683,432
Northern Technologies International Corp.*	800	17,040
Olin Corp.(a)	25,277	697,898
OM Group, Inc.(a)	6,888	228,819
Omnova Solutions, Inc.*	11,640	120,823
Penford Corp.*	3,648	52,385
PolyOne Corp.	32,703	1,198,892
Quaker Chemical Corp.	3,387	266,997
Sensient Technologies Corp.	15,705	885,919
Stepan Co.	3,600	232,416
Tredegar Corp.	8,700	200,187
Tronox Ltd., Class A	10,920	259,568
Valhi, Inc.(a)	1,644	14,500
Zep, Inc.	4,300	76,110
		10,254,473
Commercial Banks — 8.0%
1st Source Corp.	6,604	211,922
1st United Bancorp, Inc.	6,396	48,993
Access National Corp.	1,032	16,729
American National Bankshares, Inc.(a)	1,452	34,151
Ameris Bancorp*	4,922	114,683
AmeriServ Financial, Inc.	4,400	16,940
Arrow Financial Corp.(a)	2,645	69,934
Associated Banc-Corp.	34,132	616,424
Bancfirst Corp.(a)	3,000	169,890
Bancorp, Inc.*	8,408	158,154
Bancorpsouth, Inc.(a)	30,746	767,420
Bank of Hawaii Corp.(a)	14,616	885,876
Bank of the Ozarks, Inc.	11,338	771,664
Banner Corp.	4,200	173,082
Bar Harbor Bankshares	452	17,334
BBCN Bancorp, Inc.	19,638	336,595
Boston Private Financial Holdings, Inc.	19,969	270,181
Bridge Bancorp, Inc.	400	10,684
Bryn Mawr Bank Corp.	2,508	72,055
Camden National Corp.	2,000	82,400
Capital Bank Financial Corp., Class A*	749	18,807
Capital City Bank Group, Inc.(a)	664	8,818
CapitalSource, Inc.	68,837	1,004,332
Cardinal Financial Corp.	6,692	119,318
Cathay General Bancorp	22,248	560,427
Center Bancorp, Inc.	3,180	60,420
Centerstate Banks, Inc.	4,978	54,360
Central Pacific Financial Corp.	7,849	158,550
Century Bancorp, Inc., Class A	200	6,822
Chemical Financial Corp.	6,514	211,379
City Holding Co.	6,502	291,680
CNB Financial Corp.	1,780	31,470
CoBiz Financial, Inc.	8,151	93,900
Columbia Banking System, Inc.	12,773	364,286
Community Bank System, Inc.(a)	9,634	375,919
Community Trust Bancorp, Inc.	4,498	186,577
Customers Bancorp, Inc.*	1,173	24,481
CVB Financial Corp.(a)	23,807	378,531
Enterprise Bancorp, Inc.	300	6,102
Enterprise Financial Services Corp.	3,156	63,341
Fidelity Southern Corp.	1,044	14,585
Financial Institutions, Inc.	3,105	71,477
First Bancorp	3,400	64,600

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First BanCorp*	24,148	$131,365
First Bancorp, Inc.	1,683	27,433
First Busey Corp., Class A	18,934	109,817
First Citizens BancShares, Inc., Class A	200	48,150
First Commonwealth Financial Corp.	20,540	185,682
First Community Bancshares, Inc.	3,962	64,818
First Financial Bancorp	12,369	222,395
First Financial Bankshares, Inc.(a)	6,902	426,475
First Financial Corp.	3,200	107,776
First Financial Holdings, Inc.	3,794	237,580
First Horizon National Corp.(a)	27,273	336,549
First Interstate Bancsystem, Inc.	4,818	135,964
First Merchants Corp.	6,725	145,529
First Midwest Bancorp, Inc.	16,489	281,632
FirstMerit Corp.	5,976	124,480
Flushing Financial Corp.	7,140	150,440
FNB Corp.(a)	34,634	464,096
Fulton Financial Corp.	46,649	586,844
German American Bancorp, Inc.(a)	2,400	69,336
Glacier Bancorp, Inc.(a)	17,591	511,370
Great Southern Bancorp, Inc.	3,025	90,841
Guaranty Bancorp	1,560	22,230
Hancock Holding Co.	4,129	151,328
Hanmi Financial Corp.	6,853	159,675
Heartland Financial USA, Inc.	5,400	145,746
Heritage Commerce Corp.	3,712	29,919
Heritage Financial Corp/WA(a)	1,956	33,096
Home Bancshares, Inc.	18,138	624,310
Home Federal Bancorp, Inc.	4,062	63,205
Horizon Bancorp	466	10,382
Hudson Valley Holding Corp.	3,597	68,523
Iberiabank Corp.	6,091	427,284
Independent Bank Corp.(a)	4,590	180,708
International Bancshares Corp.	13,598	341,038
Intervest Bancshares Corp., Class A*	2,000	14,900
Investors Bancorp, Inc.	38,554	1,065,633
Lakeland Bancorp, Inc.	5,815	65,419
Lakeland Financial Corp.	3,370	135,541
LNB Bancorp, Inc.	1,100	12,562
Macatawa Bank Corp.(a)	3,307	16,667
MainSource Financial Group, Inc.	4,530	77,463
MB Financial, Inc.	11,584	358,641
MBT Financial Corp.*	4,700	23,124
Mercantile Bank Corp.	1,265	26,084
Merchants Bancshares, Inc.	1,081	35,251
Metro Bancorp, Inc.*	4,280	90,479
Midsouth Bancorp, Inc.	2,100	35,343
National Penn Bancshares, Inc.	32,956	344,390
NBT Bancorp, Inc.	7,878	192,696
New Century Bancorp, Inc.*	200	1,400
NewBridge Bancorp*	3,549	25,340
Northrim BanCorp, Inc.	664	17,058
OFG Bancorp	14,958	257,128
Old National Bancorp	19,227	286,675
OmniAmerican Bancorp, Inc.	3,585	81,702
Pacific Continental Corp.	3,047	41,927
Pacific Mercantile Bancorp*	2,500	15,525
Pacific Premier Bancorp, Inc.*	1,400	22,596
PacWest Bancorp(a)	3,795	163,223
Park National Corp.	3,450	265,270
Park Sterling Corp.	6,835	45,453
Peapack Gladstone Financial Corp.	1,668	36,696
Penns Woods Bancorp, Inc.	476	23,219
Peoples Bancorp, Inc.	2,300	56,879
Pinnacle Financial Partners, Inc.	7,860	294,671
Popular, Inc.*	7,754	240,296
Preferred Bank/Los Angeles CA*	891	23,130
PrivateBancorp, Inc.	17,458	532,644
Renasant Corp.	6,155	178,803
Republic Bancorp, Inc., Class A	7,344	165,974
S&T Bancorp, Inc.(a)	10,071	238,683
S.Y. Bancorp, Inc.	2,891	91,471
Sandy Spring Bancorp, Inc.	6,300	157,374
Seacoast Banking Corp. of Florida*	861	9,471
Sierra Bancorp	2,405	38,288
Simmons First National Corp., Class A(a)	2,246	83,708
Southern Community Financial Corp.(a)*	3,300	726
Southside Bancshares, Inc.(a)	3,657	114,757
Southwest Bancorp, Inc.	3,700	65,342
Sterling Bancorp	17,738	224,563
Suffolk Bancorp*	4,007	89,356
Sun Bancorp, Inc.*	2,965	9,962
Susquehanna Bancshares, Inc.	35,467	403,969
Synovus Financial Corp.	129,851	440,195
Taylor Capital Group, Inc.*	4,417	105,655
TCF Financial Corp.(a)	36,096	601,359
Texas Capital Bancshares, Inc.(a)*	9,363	608,033
Tompkins Financial Corp.	2,420	118,483
TowneBank(a)	5,769	89,477
Trico Bancshares(a)	4,164	107,973
Trustmark Corp.(a)	13,421	340,222
UMB Financial Corp.(a)	9,468	612,580
Umpqua Holdings Corp.	15,335	285,844
Union First Market Bankshares Corp.	7,750	197,005
United Bankshares, Inc.	11,590	354,886
United Community Banks, Inc/GA*	13,916	270,110
Univest Corp. of Pennsylvania	3,100	63,612
Valley National Bancorp(a)	199	2,072
ViewPoint Financial Group, Inc.	8,377	241,676
Washington Banking Co.	2,374	42,210
Washington Trust Bancorp, Inc.	3,000	112,410
Webster Financial Corp.	20,722	643,625
WesBanco, Inc.	5,363	170,704
West Bancorporation, Inc.	5,350	81,266
Westamerica Bancorporation(a)	4,529	244,928
Western Alliance Bancorp*	26,478	651,359
Wilshire Bancorp, Inc.	18,779	208,447
Wintrust Financial Corp.	9,580	466,163
		29,589,075
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	13,762	395,520
ACCO Brands Corp.*	1,390	8,562
Acorn Energy, Inc.(a)*	4,341	14,716
ARC Document Solutions, Inc.*	9,750	72,540
Brink's Co. (The)	11,252	321,245
Casella Waste Systems, Inc., Class A*	6,240	31,886
Ceco Environmental Corp.(a)	4,974	82,519
Command Security Corp.*	4,300	7,525
Courier Corp.	1,857	28,598
Covanta Holding Corp.	4,872	87,940
Deluxe Corp.	16,300	855,261
EnerNOC, Inc.*	6,500	144,820
Ennis, Inc.	5,800	96,106
Fuel Tech, Inc.(a)*	4,500	22,500
G&K Services, Inc., Class A	4,600	281,382
Healthcare Services Group, Inc.(a)	15,030	436,772
Heritage-Crystal Clean, Inc.(a)*	712	12,908
Herman Miller, Inc.	9,783	314,328
HNI Corp.	10,777	394,007

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Innerworkings, Inc.(a)*	6,281	$48,112
Interface, Inc.	20,182	414,740
Intersections, Inc.(a)	3,104	18,314
Kimball International, Inc., Class B	6,325	114,546
Knoll, Inc.	11,159	202,982
Mcgrath Rentcorp	5,300	185,288
Metalico, Inc.*	8,295	13,521
Mobile Mini, Inc.(a)	14,545	630,671
MSA Safety, Inc.	8,900	507,300
Multi-Color Corp.	3,091	108,185
NL Industries, Inc.	11,700	126,828
Quad/Graphics, Inc.	2,322	54,451
R.R. Donnelley & Sons Co.	20,571	368,221
Schawk, Inc.	5,600	111,944
SP Plus Corp.*	4,000	105,080
Steelcase, Inc., Class A	27,430	455,612
Team, Inc.*	4,200	180,012
Tetra Tech, Inc.*	14,176	419,468
TRC Cos., Inc.*	7,000	46,550
UniFirst Corp.	3,000	329,820
United Stationers, Inc.(a)	13,325	547,258
US Ecology, Inc.	5,445	202,118
Versar, Inc.*	2,000	8,000
Viad Corp.	4,500	108,180
Virco Manufacturing*	2,494	6,160
		8,922,496
Communications Equipment — 2.0%
ADTRAN, Inc.(a)	12,313	300,560
ARRIS Group, Inc.*	30,805	868,085
Aviat Networks, Inc.*	791	1,258
Bel Fuse, Inc., Class B	1,890	41,391
Black Box Corp.(a)	3,700	90,058
CalAmp Corp.*	8,909	248,294
Calix, Inc.*	12,228	103,082
Ciena Corp.(a)*	25,901	588,989
Clearfield, Inc.*	2,710	62,574
Communications Systems, Inc.	1,418	18,250
Comtech Telecommunications Corp.	4,756	151,526
Digi International, Inc.*	7,600	77,140
Emulex Corp.*	17,573	129,864
Extreme Networks*	17,176	99,621
Finisar Corp.(a)*	22,445	595,017
Harmonic, Inc.*	20,220	144,371
Infinera Corp.(a)*	37,151	337,331
InterDigital, Inc.(a)	4,305	142,539
Interphase Corp.*	1,200	6,600
Ixia*	14,258	178,225
KVH Industries, Inc.*	5,534	72,827
Netgear, Inc.(a)*	7,961	268,525
Novatel Wireless, Inc.*	850	1,496
Numerex Corp., Class A(a)*	2,359	25,784
Oclaro, Inc.*	3,313	10,270
Oplink Communications, Inc.*	4,200	75,432
Optical Cable Corp.	374	1,436
PC-Tel, Inc.	4,100	35,793
Plantronics, Inc.	14,001	622,344
Polycom, Inc.*	30,331	416,141
Procera Networks, Inc.(a)*	1,900	19,741
Relm Wireless Corp.*	2,000	6,300
Riverbed Technology, Inc.*	19,447	383,300
ShoreTel, Inc.*	7,722	66,409
Sonus Networks, Inc.*	94,975	320,066
Tessco Technologies, Inc.	1,000	37,360
Ubiquiti Networks, Inc.(a)*	1,491	67,796
Viasat, Inc.(a)*	8,200	566,128
Westell Technologies, Inc., Class A*	13,200	48,708
		7,230,631
Computers & Peripherals — 0.8%
Astro-Med, Inc.	1,572	18,581
Avid Technology, Inc.*	2,183	13,316
Concurrent Computer Corp.	1,362	11,128
Cray, Inc.(a)*	9,648	360,063
Diebold, Inc.(a)	13,382	533,808
Dot Hill Systems Corp.*	5,685	22,001
Electronics for Imaging, Inc.*	14,077	609,675
Fusion-io, Inc.(a)*	3,060	32,191
Imation Corp.*	2,788	16,087
Immersion Corp.*	4,661	49,174
Intevac, Inc.*	4,883	47,365
Lexmark International, Inc., Class A(a)	14,340	663,799
QLogic Corp.*	19,400	247,350
Qualstar Corp.*	3,000	4,800
Qumu Corp.*	4,700	75,200
Silicon Graphics International Corp.(a)*	1,116	13,705
Super Micro Computer, Inc.*	9,293	161,419
Transact Technologies, Inc.	1,515	17,407
USA Technologies, Inc.(a)*	1,931	4,016
Video Display Corp.*	1,990	7,273
Xyratex Ltd.	4,652	61,593
		2,969,951
Construction & Engineering — 1.2%
Aegion Corp.(a)*	8,521	215,667
Ameresco, Inc., Class A*	4,779	36,129
Argan, Inc.	2,610	77,595
Comfort Systems USA, Inc.	8,930	136,093
Dycom Industries, Inc.*	9,800	309,778
EMCOR Group, Inc.	15,324	717,010
Furmanite Corp.*	10,379	101,922
Granite Construction, Inc.	8,266	330,061
Great Lakes Dredge & Dock Corp.*	14,032	128,112
Layne Christensen Co.(a)*	1,221	22,210
MasTec, Inc.(a)*	23,375	1,015,410
MYR Group, Inc.*	6,488	164,276
Northwest Pipe Co.*	1,895	68,523
Orion Marine Group, Inc.*	5,671	71,285
Pike Corp.*	795	8,554
Primoris Services Corp.	17,578	526,988
Sterling Construction Co., Inc.*	3,741	32,435
Tutor Perini Corp.*	10,440	299,315
		4,261,363
Construction Materials — 0.2%
Headwaters, Inc.*	15,802	208,744
Texas Industries, Inc.*	6,200	555,644
United States Lime & Minerals, Inc.	1,679	94,528
		858,916
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	21,502
Atlanticus Holdings Corp.(a)*	5,476	12,540
Cash America International, Inc.(a)	6,500	251,680
Consumer Portfolio Services, Inc.*	10,500	71,820
Credit Acceptance Corp.*	3,782	537,611
DFC Global Corp.*	8,270	73,024
Encore Capital Group, Inc.(a)*	6,224	284,437
Ezcorp, Inc., Class A*	6,984	75,357
First Cash Financial Services, Inc.*	7,967	402,015
First Marblehead Corp. (The)(a)*	1,803	10,890
Green Dot Corp., Class A(a)*	7,439	145,284

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Nelnet, Inc., Class A	10,900	$445,810
Portfolio Recovery Associates, Inc.(a)*	10,219	591,271
QC Holdings, Inc.	5,600	13,048
World Acceptance Corp.(a)*	3,636	272,991
		3,209,280
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	37,100
Berry Plastics Group, Inc.*	8,975	207,771
Graphic Packaging Holding Co.*	73,153	743,234
Greif, Inc., Class A	4,519	237,202
Greif, Inc., Class B(a)	42	2,439
Myers Industries, Inc.	8,017	159,699
		1,387,445
Distributors — 0.3%
Core-Mark Holding Co., Inc.	2,102	152,605
Pool Corp.	13,484	826,839
VOXX International Corp.*	4,800	65,664
Weyco Group, Inc.	690	18,644
		1,063,752
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)*	3,569	125,201
Apollo Education Group, Inc.*	13,393	458,576
Ascent Capital Group, Inc., Class A(a)*	2,620	197,941
Bridgepoint Education, Inc.(a)*	11,558	172,099
Capella Education Co.	2,200	138,930
Career Education Corp.*	15,248	113,750
Carriage Services, Inc.	6,000	109,440
Collectors Universe(a)	1,242	23,374
DeVry Education Group, Inc.	13,606	576,758
Grand Canyon Education, Inc.*	14,214	663,794
Hillenbrand, Inc.	18,858	609,679
ITT Educational Services, Inc.(a)*	6,143	176,181
K12, Inc.(a)*	5,806	131,506
Learning Tree International, Inc.*	5,000	16,200
Lincoln Educational Services Corp.	5,874	22,145
Matthews International Corp., Class A(a)	6,199	252,981
Regis Corp.(a)	2,715	37,196
Spectrum Group International, Inc.*	7,402	4,515
Steiner Leisure Ltd.*	3,346	154,753
Strayer Education, Inc.*	998	46,337
Universal Technical Institute, Inc.	5,900	76,405
		4,107,761
Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.*	1,851	24,278
Gain Capital Holdings, Inc.(a)	4,765	51,510
Interactive Brokers Group, Inc., Class A	12,425	269,250
MarketAxess Holdings, Inc.	11,093	656,927
Marlin Business Services Corp.	2,800	58,268
MicroFinancial, Inc.	2,171	17,086
NewStar Financial, Inc.*	13,144	182,176
PHH Corp.(a)*	11,858	306,411
Pico Holdings, Inc.*	2,982	77,502
Primus Guaranty Ltd.(a)*	3,700	29,600
Resource America, Inc., Class A	3,800	32,566
		1,705,574
Diversified Telecommunication Services — 0.6%
8x8, Inc.(a)*	3,573	38,624
Atlantic Tele-Network, Inc.	3,600	237,312
Cbeyond, Inc.*	4,409	31,965
Cincinnati Bell, Inc.*	51,900	179,574
Cogent Communications Group, Inc.	11,313	401,951
Consolidated Communications Holdings, Inc.	7,966	159,400
General Communication, Inc., Class A*	16,861	192,384
Hawaiian Telcom Holdco, Inc.(a)*	187	5,328
HickoryTech Corp.	4,037	51,633
IDT Corp., Class B	7,234	120,518
Inteliquent, Inc.	9,955	144,646
Lumos Networks Corp.	4,685	62,639
Orbcomm, Inc.*	9,902	67,829
Premiere Global Services, Inc.*	12,823	154,645
PTGi Holding, Inc.(a)	72	263
Straight Path Communications, Inc., Class B*	3,617	26,621
Vonage Holdings Corp.*	47,855	204,341
		2,079,673
Electric Utilities — 1.0%
Allete, Inc.(a)	7,400	387,908
Cleco Corp.	6,421	324,774
El Paso Electric Co.	11,005	393,209
Empire District Electric Co. (The)	5,500	133,760
Genie Energy Ltd., Class B*	4,900	48,853
IDACORP, Inc.(a)	9,949	551,871
MGE Energy, Inc.(a)	6,750	264,803
Otter Tail Corp.	6,314	194,408
PNM Resources, Inc.	6,458	174,560
Portland General Electric Co.(a)	13,000	420,420
UIL Holdings Corp.	4,166	153,350
Unitil Corp.	1,775	58,291
UNS Energy Corp.	7,400	444,222
		3,550,429
Electrical Equipment — 1.3%
Allied Motion Technologies, Inc.	1,600	18,544
AZZ, Inc.(a)	6,246	279,071
Brady Corp., Class A	10,767	292,324
Encore Wire Corp.	5,600	271,656
EnerSys, Inc.	12,221	846,793
Espey Manufacturing & Electronics Corp.	565	15,396
Franklin Electric Co., Inc.	14,214	604,379
Generac Holdings, Inc.	15,486	913,210
General Cable Corp.	11,120	284,783
Global Power Equipment Group, Inc.	3,290	65,438
GrafTech International Ltd.(a)*	26,828	292,962
LSI Industries, Inc.	4,900	40,131
Magnetek, Inc.*	979	18,601
Ocean Power Technologies, Inc.(a)*	1,700	6,341
Orion Energy Systems, Inc.(a)*	3,100	22,475
Polypore International, Inc.(a)*	8,746	299,201
Powell Industries, Inc.	2,600	168,480
PowerSecure International, Inc.*	5,500	128,920
Preformed Line Products Co.	850	58,268
SL Industries, Inc.*	986	24,216
Thermon Group Holdings, Inc.*	5,972	138,431
Ultralife Corp.*	3,600	15,300
Vicor Corp.*	7,856	80,131
		4,885,051
Electronic Equipment, Instruments & Components — 3.5%
ADDvantage Technologies Group, Inc.*	2,400	7,968
Aeroflex Holding Corp.*	6,529	54,256
Agilysys, Inc.*	5,376	72,038
Anixter International, Inc.	10,952	1,111,847
Audience, Inc.(a)*	536	6,700
AVX Corp.	7,502	98,876
Badger Meter, Inc.(a)	3,000	165,300
Belden, Inc.	14,228	990,269

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Benchmark Electronics, Inc.*	6,901	$156,308
Checkpoint Systems, Inc.*	7,567	101,549
Cognex Corp.*	20,722	701,647
Coherent, Inc.*	6,500	424,775
CTS Corp.	10,185	212,663
Daktronics, Inc.	9,792	140,907
DTS, Inc.*	4,196	82,913
Echelon Corp.(a)*	6,379	17,734
Electro Rent Corp.	6,482	114,018
Electro Scientific Industries, Inc.	7,067	69,610
eMagin Corp.*	3,154	7,948
Fabrinet*	6,883	142,960
FARO Technologies, Inc.*	3,691	195,623
Frequency Electronics, Inc.*	1,400	15,134
GSI Group, Inc.*	4,922	64,281
I.D. Systems, Inc.*	2,750	15,620
IEC Electronics Corp.*	800	3,584
II-VI, Inc.*	21,922	338,256
Insight Enterprises, Inc.*	10,250	257,377
IntriCon Corp.*	1,000	4,550
InvenSense, Inc.(a)*	2,580	61,069
Iteris, Inc.*	7,798	15,440
Itron, Inc.(a)*	7,476	265,697
Kemet Corp.*	8,936	51,918
KEY Tronic Corp.*	1,700	17,714
Littelfuse, Inc.	6,901	646,210
LoJack Corp.*	6,666	37,996
Maxwell Technologies, Inc.(a)*	5,210	67,313
Measurement Specialties, Inc.*	3,674	249,281
Mercury Computer Systems, Inc.*	6,770	89,432
Mesa Laboratories, Inc.	860	77,615
Methode Electronics, Inc.	11,497	352,498
MOCON, Inc.	600	10,008
MTS Systems Corp.(a)	3,800	260,262
Multi-Fineline Electronix, Inc.*	6,500	83,200
NAPCO Security Technologies, Inc.(a)*	4,850	32,155
NetList, Inc.(a)*	3,200	6,080
Newport Corp.*	13,303	275,106
OSI Systems, Inc.*	4,180	250,215
PAR Technology Corp.*	3,000	14,670
Park Electrochemical Corp.	4,194	125,275
PC Connection, Inc.	6,200	125,984
PCM, Inc.*	2,200	21,516
Perceptron, Inc.	1,100	13,343
Plexus Corp.*	9,556	382,909
Radisys Corp.*	8,500	30,515
RealD, Inc.*	6,110	68,249
Research Frontiers, Inc.(a)*	2,600	13,494
Richardson Electronics Ltd.	2,700	29,052
Rofin-Sinar Technologies, Inc.*	6,296	150,852
Rogers Corp.*	3,500	218,470
Sanmina Corp.*	16,680	291,066
Scansource, Inc.*	6,012	245,109
Speed Commerce, Inc.*	5,272	19,190
SYNNEX Corp.*	8,279	501,790
Tech Data Corp.*	7,404	451,348
TTM Technologies, Inc.*	15,316	129,420
Universal Display Corp.(a)*	2,770	88,391
Viasystems Group, Inc.(a)*	5,388	67,458
Vishay Intertechnology, Inc.(a)	40,055	596,018
Vishay Precision Group, Inc.*	4,187	72,770
Wayside Technology Group, Inc.	315	6,250
Zebra Technologies Corp., Class A*	12,122	841,388
Zygo Corp.*	5,115	77,697
		13,006,144
Energy Equipment & Services — 2.3%
Basic Energy Services, Inc.(a)*	9,073	248,691
Bolt Technology Corp.	2,382	47,092
Bristow Group, Inc.	10,164	767,585
C&J Energy Services, Inc.(a)*	4,241	123,668
CARBO Ceramics, Inc.(a)	4,505	621,645
Dawson Geophysical Co.	1,100	30,811
ENGlobal Corp.*	6,100	9,577
Era Group, Inc.*	5,219	152,969
Exterran Holdings, Inc.	20,013	878,170
Geospace Technologies Corp.(a)*	2,574	170,322
Gulf Island Fabrication, Inc.	3,600	77,796
Gulfmark Offshore, Inc., Class A	6,282	282,313
Helix Energy Solutions Group, Inc.*	33,846	777,781
Hercules Offshore, Inc.*	37,812	173,557
Hornbeck Offshore Services, Inc.(a)*	9,178	383,732
ION Geophysical Corp.(a)*	43,775	184,293
Key Energy Services, Inc.*	31,691	292,825
Matrix Service Co.*	6,238	210,720
McDermott International, Inc.(a)*	50,166	392,298
Mitcham Industries, Inc.*	2,601	36,258
Natural Gas Services Group, Inc.*	2,500	75,350
Newpark Resources, Inc.(a)*	29,341	335,954
Nuverra Environmental Solutions, Inc.(a)*	1	20
Pacific Drilling SA*	3,129	34,044
Parker Drilling Co.*	26,964	191,175
PHI, Inc.*	2,300	101,752
Pioneer Energy Services Corp.*	14,380	186,221
RigNet, Inc.*	1,939	104,376
SEACOR Holdings, Inc.(a)*	5,019	433,742
Steel Excel, Inc.*	2,972	95,104
Synthesis Energy Systems, Inc.*	5,474	10,729
Tesco Corp.*	6,058	112,073
Tetra Technologies, Inc.*	15,537	198,874
TGC Industries, Inc.*	6,825	40,609
Unit Corp.*	6,472	423,139
Willbros Group, Inc.*	9,995	126,137
		8,331,402
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	8,373	496,017
Casey's General Stores, Inc.	11,874	802,564
Chefs' Warehouse Inc. (The)(a)*	3,806	81,448
Fresh Market, Inc. (The)(a)*	8,163	274,277
Ingles Markets, Inc., Class A	2,600	61,932
Liberator Medical Holdings, Inc.(a)	2,420	9,511
Natural Grocers by Vitamin Cottage, Inc.(a)*	583	25,454
Pantry, Inc. (The)*	5,100	78,234
PriceSmart, Inc.(a)	6,408	646,759
Rite Aid Corp.*	87,675	549,722
Spartan Stores, Inc.	9,360	217,246
Susser Holdings Corp.(a)*	6,900	431,043
United Natural Foods, Inc.(a)*	1,040	73,757
Village Super Market, Inc., Class A	1,118	29,515
Weis Markets, Inc.	6,390	314,707
		4,092,186
Food Products — 2.1%
Alico, Inc.	1,300	49,010
Annie's, Inc.*	4,196	168,637
B&G Foods, Inc.	13,205	397,603
Boulder Brands, Inc.*	16,615	292,756
Bridgford Foods Corp.*	101	1,010
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Cal-Maine Foods, Inc.(a)	5,100	$320,178
Calavo Growers, Inc.(a)	5,041	179,359
Chiquita Brands International, Inc.*	9,325	116,096
Coffee Holding Co., Inc.*	600	4,572
Darling International, Inc.*	37,935	759,459
Dean Foods Co.(a)	24,914	385,170
Diamond Foods, Inc.(a)*	3,800	132,734
Farmer Bros. Co.*	3,200	63,040
Fresh Del Monte Produce, Inc.	17,012	469,021
Griffin Land & Nurseries, Inc.	420	12,701
Inventure Foods, Inc.*	1,023	14,302
J&J Snack Foods Corp.	4,900	470,253
John B. Sanfilippo & Son, Inc.	2,650	61,003
Lancaster Colony Corp.	7,094	705,285
Lifeway Foods, Inc.(a)	3,800	55,860
Omega Protein Corp.*	4,197	50,658
Pilgrim's Pride Corp.*	35,228	736,970
Post Holdings, Inc.(a)*	7,899	435,393
Rocky Mountain Chocolate Factory, Inc.	1,260	14,792
Sanderson Farms, Inc.(a)	7,234	567,797
Scheid Vineyards, Inc., Class A(a)*	20	560
Seneca Foods Corp., Class A*	1,249	39,318
Snyders-Lance, Inc.	16,577	467,306
Tootsie Roll Industries, Inc.(a)	7,293	218,365
TreeHouse Foods, Inc.*	8,456	608,747
		7,797,955
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	2,043	129,036
Delta Natural Gas Co., Inc.	400	8,288
Gas Natural, Inc.(a)	300	3,027
Laclede Group, Inc. (The)	4,500	212,175
New Jersey Resources Corp.	9,451	470,660
Northwest Natural Gas Co.(a)	6,553	288,397
RGC Resources, Inc.	400	7,600
South Jersey Industries, Inc.(a)	6,400	358,976
Southwest Gas Corp.	9,900	529,155
		2,007,314
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.(a)*	2,731	106,181
Accuray, Inc.(a)*	17,223	165,341
Alere, Inc.*	14,029	481,896
Alphatec Holdings, Inc.*	14,824	22,236
Analogic Corp.	3,773	309,801
Angiodynamics, Inc.*	6,767	106,580
Anika Therapeutics, Inc.*	4,100	168,510
Arthrocare Corp.*	6,568	316,512
Atrion Corp.	566	173,275
Baxano Surgical, Inc.(a)*	6,472	6,990
Biolase, Inc.(a)*	5,976	14,402
Bovie Medical Corp.*	4,900	18,865
Cantel Medical Corp.	9,795	330,287
Conmed Corp.	7,150	310,667
CryoLife, Inc.	6,300	62,748
Cutera, Inc.*	3,899	43,630
Cyberonics, Inc.*	5,800	378,450
Cynosure, Inc., Class A*	8,422	246,765
Digirad Corp.	2,100	7,203
Exactech, Inc.*	2,535	57,190
Globus Medical, Inc., Class A*	14,468	384,704
Greatbatch, Inc.*	7,181	329,752
Haemonetics Corp.*	10,900	355,231
Hill-Rom Holdings, Inc.	11,657	449,261
ICU Medical, Inc.*	4,608	275,927
Integra LifeSciences Holdings Corp.*	6,492	298,567
Invacare Corp.	6,531	124,546
Iridex Corp.*	671	5,992
LeMaitre Vascular, Inc.	6,218	50,179
Masimo Corp.(a)*	12,265	334,957
Meridian Bioscience, Inc.(a)	8,932	194,628
Merit Medical Systems, Inc.*	15,874	226,998
Misonix, Inc.*	2,200	14,036
Natus Medical, Inc.*	7,502	193,552
Neogen Corp.*	4,651	209,062
NuVasive, Inc.*	9,763	374,997
OraSure Technologies, Inc.*	7,425	59,177
Orthofix International NV*	100	3,015
PhotoMedex, Inc.(a)*	2,582	40,873
Quidel Corp.(a)*	8,803	240,322
RTI Biologics, Inc.*	9,049	36,920
Span-America Medical Systems, Inc.	500	11,555
Spectranetics Corp.*	4,456	135,061
Staar Surgical Co.*	5,280	99,264
STERIS Corp.	13,388	639,277
SurModics, Inc.*	3,700	83,620
Symmetry Medical, Inc.*	6,913	69,545
Thoratec Corp.*	14,518	519,890
Tornier NV*	11,473	243,457
Uroplasty, Inc.*	2,952	10,716
Utah Medical Products, Inc.(a)	831	48,057
Vascular Solutions, Inc.*	6,500	170,235
Volcano Corp.(a)*	2,189	43,145
West Pharmaceutical Services, Inc.	21,087	928,882
Wright Medical Group, Inc.*	9,400	292,058
		10,824,987
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.(a)*	10,960	494,515
Addus HomeCare Corp.*	1,435	33,077
Air Methods Corp.(a)*	9,444	504,593
Alliance HealthCare Services, Inc.*	190	6,371
Almost Family, Inc.*	1,325	30,608
Amedisys, Inc.(a)*	6,441	95,906
AMN Healthcare Services, Inc.*	13,782	189,365
Amsurg Corp.*	8,577	403,805
Bio-Reference Labs, Inc.(a)*	6,683	184,985
BioScrip, Inc.(a)*	18,019	125,773
BioTelemetry, Inc.*	5,352	54,002
Capital Senior Living Corp.*	9,398	244,254
Centene Corp.*	9,229	574,505
Chemed Corp.(a)	6,263	560,225
Chindex International, Inc.*	2,640	50,371
Community Health Systems, Inc.*	3,483	136,429
Corvel Corp.*	5,100	253,776
Cross Country Healthcare, Inc.*	6,900	55,683
Emeritus Corp.*	4,350	136,764
Ensign Group, Inc. (The)	5,064	220,993
ExamWorks Group, Inc.*	8,731	305,672
Five Star Quality Care, Inc.*	6,584	31,998
Gentiva Health Services, Inc.*	7,300	66,576
Hanger, Inc.*	11,545	388,836
Health Net, Inc.*	24,891	846,543
Healthsouth Corp.	28,764	1,033,491
Healthways, Inc.(a)*	11,208	192,105
IPC The Hospitalist Co., Inc.(a)*	4,065	199,510
Kindred Healthcare, Inc.	11,811	276,614
Landauer, Inc.	1,800	81,594
LCA-Vision, Inc.*	5,917	31,656
LHC Group, Inc.*	3,800	83,828
LifePoint Hospitals, Inc.*	12,078	658,855

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Magellan Health Services, Inc.*	10,800	$640,980
Medcath Corp.(b)*	3,122	6,244
Molina Healthcare, Inc.*	10,050	377,478
MWI Veterinary Supply, Inc.*	2,292	356,681
National Healthcare Corp.	3,000	167,310
National Research Corp., Class A*	4,425	73,411
National Research Corp., Class B(a)*	737	32,340
Owens & Minor, Inc.(a)	20,672	724,140
PDI, Inc.*	3,600	16,488
PharMerica Corp.*	6,320	176,834
Providence Service Corp. (The)*	4,498	127,203
Psychemedics Corp.	400	6,852
RadNet, Inc.*	8,150	23,146
Select Medical Holdings Corp.	29,421	366,291
Skilled Healthcare Group, Inc., Class A*	4,555	24,005
Team Health Holdings, Inc.*	14,503	649,009
Triple-S Management Corp., Class B*	4,349	70,193
U.S. Physical Therapy, Inc.	2,650	91,610
Universal American Corp.	17,673	124,948
VCA Antech, Inc.*	29,029	935,605
WellCare Health Plans, Inc.*	6,369	404,559
		13,948,605
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	36,150	651,785
Arrhythmia Research Technology, Inc.*	200	1,010
Computer Programs & Systems, Inc.(a)	1,836	118,606
HealthStream, Inc.*	6,062	161,855
MedAssets, Inc.*	11,981	296,051
Medidata Solutions, Inc.*	8,604	467,541
Omnicell, Inc.*	7,720	220,946
Quality Systems, Inc.	11,913	201,091
Simulations Plus, Inc.	800	5,328
		2,124,213
Hotels, Restaurants & Leisure — 4.2%
Ambassadors Group, Inc.*	3,300	13,068
Bally Technologies, Inc.(a)*	12,599	834,936
Biglari Holdings, Inc.*	399	194,508
BJ's Restaurants, Inc.(a)*	9,642	315,390
Bob Evans Farms, Inc.	8,800	440,264
Boyd Gaming Corp.*	16,663	219,952
Bravo Brio Restaurant Group, Inc.*	3,343	47,170
Brinker International, Inc.(a)	15,110	792,519
Buffalo Wild Wings, Inc.*	5,933	883,424
Caesars Entertainment Corp.(a)*	1,585	30,131
Carrols Restaurant Group, Inc.*	8,600	61,662
Cheesecake Factory, Inc. (The)(a)	16,891	804,518
Choice Hotels International, Inc.(a)	13,207	607,522
Churchill Downs, Inc.	3,820	348,766
Chuy's Holdings, Inc.(a)*	1,593	68,722
Cracker Barrel Old Country Store, Inc.	6,708	652,286
Del Frisco's Restaurant Group, Inc.*	5,121	142,876
DineEquity, Inc.	5,700	444,999
Dover Downs Gaming & Entertainment, Inc.*	3,400	5,236
Dover Motorsports, Inc.	4,000	10,000
Einstein Noah Restaurant Group, Inc.	4,084	67,223
Entertainment Gaming Asia, Inc.*	2,182	1,964
Famous Dave's Of America, Inc.(a)*	2,145	52,510
Fiesta Restaurant Group, Inc.*	8,386	382,318
Frisch's Restaurants, Inc.	695	16,451
Full House Resorts, Inc.*	4,300	9,331
Gaming Partners International Corp.*	1,300	11,999
International Speedway Corp., Class A	7,848	266,754
Interval Leisure Group, Inc.	19,489	509,442
Isle of Capri Casinos, Inc.*	3,087	23,677
Jack in the Box, Inc.*	13,300	783,902
Kona Grill, Inc.*	1,540	31,370
Krispy Kreme Doughnuts, Inc.*	20,893	370,433
Life Time Fitness, Inc.(a)*	10,800	519,480
Luby's, Inc.*	7,260	44,722
Marcus Corp.	4,500	75,150
Marriott Vacations Worldwide Corp.*	7,631	426,649
Monarch Casino & Resort, Inc.*	4,370	80,976
MTR Gaming Group, Inc.*	6,300	32,319
Multimedia Games Holding Co., Inc.*	6,030	175,111
Nathan's Famous, Inc.*	1,385	67,851
Orient-Express Hotels Ltd., Class A*	22,515	324,441
Papa John's International, Inc.	12,676	660,546
Penn National Gaming, Inc.*	15,433	190,135
Pinnacle Entertainment, Inc.(a)*	1,300	30,810
Popeyes Louisiana Kitchen, Inc.*	8,149	331,175
Red Lion Hotels Corp.(a)*	4,500	26,235
Red Robin Gourmet Burgers, Inc.*	4,100	293,888
Rick's Cabaret International, Inc.*	2,209	24,895
Ruby Tuesday, Inc.*	8,948	50,198
Ruth's Hospitality Group, Inc.	12,162	147,039
Scientific Games Corp., Class A*	17,087	234,604
Sonic Corp.*	12,347	281,388
Speedway Motorsports, Inc.	10,200	191,046
Texas Roadhouse, Inc.	21,900	571,152
Town Sports International Holdings, Inc.	8,000	67,920
Vail Resorts, Inc.	11,911	830,197
Wendy's Co. (The)(a)	53,811	490,756
		15,614,006
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	2,600	38,610
Beazer Homes USA, Inc.*	1,643	32,992
Blyth, Inc.(a)	4,000	42,920
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.(a)*	1,100	86,295
CSS Industries, Inc.	2,100	56,700
Dixie Group, Inc. (The)*	3,400	55,828
Emerson Radio Corp.*	1,300	2,704
Ethan Allen Interiors, Inc.(a)	4,863	123,763
Flexsteel Industries, Inc.	1,013	38,109
Helen of Troy Ltd.*	7,567	523,863
Hooker Furniture Corp.	2,500	39,150
Hovnanian Enterprises, Inc., Class A(a)*	13,208	62,474
iRobot Corp.(a)*	6,627	272,038
KB Home(a)	22,962	390,124
La-Z-Boy, Inc.	11,515	312,057
Libbey, Inc.*	4,508	117,208
Lifetime Brands, Inc.	3,200	57,152
M.D.C. Holdings, Inc.(a)	9,703	274,401
M/I Homes, Inc.*	5,641	126,471
Meritage Homes Corp.*	11,328	474,417
NACCO Industries, Inc., Class A	1,000	54,210
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)(a)	10,251	409,322
Skullcandy, Inc.*	6,327	58,082
Stanley Furniture Co., Inc.*	927	2,540
Tempur-Pedic International, Inc.*	11,391	577,182
Universal Electronics, Inc.*	2,200	84,458
William Lyon Homes, Class A*	1,188	32,801
		4,345,871
Household Products — 0.2%
Central Garden and Pet Co.*	5,300	43,089
Central Garden and Pet Co., Class A*	6,700	55,409

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
Orchids Paper Products Co.(a)	1,716	$52,510
Spectrum Brands Holdings, Inc.	3,292	262,372
WD-40 Co.	5,000	387,850
		801,230
Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc.*	12,370	308,508
Ormat Technologies, Inc.	6,513	195,455
		503,963
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	13,509	442,420
Insurance — 4.5%
Ambac Financial Group, Inc.(a)*	11,222	348,219
American Equity Investment Life Holding Co.	21,414	505,799
American National Insurance Co.	63	7,122
Amerisafe, Inc.	3,900	171,249
Amtrust Financial Services, Inc.(a)	17,614	662,463
Argo Group International Holdings Ltd.	7,654	351,319
Aspen Insurance Holdings Ltd.	20,865	828,341
Baldwin & Lyons, Inc., Class B	1,818	47,795
Citizens, Inc., Class A(a)*	11,958	88,489
CNO Financial Group, Inc.	60,833	1,101,077
Crawford & Co., Class A	10,528	98,332
Crawford & Co., Class B	3,991	43,542
Donegal Group, Inc., Class A	4,648	67,768
eHealth, Inc.*	4,059	206,197
EMC Insurance Group, Inc.	3,800	135,014
Employers Holdings, Inc.	10,215	206,649
Endurance Specialty Holdings Ltd.	12,058	649,082
Enstar Group Ltd.(a)*	2,624	357,677
FBL Financial Group, Inc., Class A	6,600	285,912
Federated National Holding Co.	293	5,368
First Acceptance Corp.*	15,539	38,692
First American Financial Corp.(a)	21,454	569,604
Global Indemnity PLC*	3,524	92,822
Greenlight Capital Re Ltd., Class A*	7,083	232,322
Hallmark Financial Services*	5,700	47,367
Hanover Insurance Group, Inc. (The)	9,316	572,375
HCI Group, Inc.(a)	3,748	136,427
Hilltop Holdings, Inc.*	24,497	582,784
Horace Mann Educators Corp.	13,078	379,262
Independence Holding Co.	3,520	47,238
Infinity Property & Casualty Corp.	4,300	290,809
Investors Title Co.	292	22,163
Kemper Corp.	15,416	603,845
Maiden Holdings Ltd.	16,973	211,823
MBIA, Inc.(a)*	64,963	908,832
Meadowbrook Insurance Group, Inc.(a)	13,262	77,317
Mercury General Corp.	10,703	482,491
Montpelier Re Holdings Ltd.	15,417	458,810
National Interstate Corp.	4,200	112,602
Navigators Group, Inc. (The)*	3,600	221,004
OneBeacon Insurance Group Ltd., Class A	6,225	96,239
Phoenix Companies, Inc. (The)(a)*	304	15,732
Platinum Underwriters Holdings Ltd.	8,630	518,663
Primerica, Inc.	14,703	692,658
RLI Corp.(a)	13,400	592,816
Safety Insurance Group, Inc.	4,060	218,631
Selective Insurance Group, Inc.	10,701	249,547
StanCorp Financial Group, Inc.(a)	9,767	652,436
State Auto Financial Corp.	9,900	210,969
Stewart Information Services Corp.(a)	4,141	145,473
Symetra Financial Corp.	25,025	495,996
Tower Group International Ltd.	11,737	31,690
Unico American Corp.*	1,700	22,100
United Fire Group, Inc.	6,100	185,135
Universal Insurance Holdings, Inc.	13,562	172,237
		16,556,325
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	9,768	54,994
Blue Nile, Inc.(a)*	2,042	71,061
FTD Cos., Inc.*	4,611	146,676
Gaiam, Inc., Class A*	2,400	17,400
Hollywood Media Corp.*	10,017	14,525
HomeAway, Inc.(a)*	1,636	61,628
HSN, Inc.	8,451	504,778
NutriSystem, Inc.	6,568	98,980
Orbitz Worldwide, Inc.*	20,694	162,241
Overstock.com, Inc.*	4,154	81,834
PetMed Express, Inc.(a)	7,500	100,575
Shutterfly, Inc.(a)*	11,913	508,447
US Auto Parts Network, Inc.*	6,100	18,666
Valuevision Media, Inc., Class A*	11,608	56,415
Vitacost.com, Inc.(a)*	1,333	9,451
		1,907,671
Internet Software & Services — 2.0%
AOL, Inc.*	1,332	58,302
Bankrate, Inc.*	19,128	324,028
Bazaarvoice, Inc.(a)*	2,321	16,943
Blucora, Inc.*	9,571	188,453
comScore, Inc.*	2,169	71,121
Constant Contact, Inc.*	6,178	151,114
Conversant, Inc.(a)*	15,615	439,562
CoStar Group, Inc.*	1,152	215,124
Dealertrack Technologies, Inc.*	9,906	487,276
Demand Media, Inc.(a)*	4,016	19,478
Dice Holdings, Inc.*	15,500	115,630
Digital River, Inc.*	6,873	119,796
EarthLink Holdings Corp.	14,811	53,468
Envestnet, Inc.*	4,901	196,922
Internap Network Services Corp.*	17,688	125,231
IntraLinks Holdings, Inc.*	10,316	105,533
Ipass, Inc.(a)*	14,400	23,760
j2 Global, Inc.(a)	15,658	783,683
Limelight Networks, Inc.*	17,037	37,141
LogMeIn, Inc.*	780	35,014
MeetMe, Inc.*	3,344	10,901
Monster Worldwide, Inc.*	19,161	143,324
Move, Inc.*	9,601	110,988
NIC, Inc.	15,200	293,512
OpenTable, Inc.*	4,101	315,490
Pandora Media, Inc.*	23,846	723,011
Perficient, Inc.*	6,956	126,043
QuinStreet, Inc.*	9,301	61,759
RealNetworks, Inc.*	7,600	57,608
Reis, Inc.(a)*	2,638	47,616
Shutterstock, Inc.*	6,633	481,622
Stamps.com, Inc.*	4,826	161,961
support.com, Inc.*	10,450	26,647
Travelzoo, Inc.(a)*	509	11,656
United Online, Inc.	3,293	38,067
VistaPrint NV*	6,915	340,356
Vocus, Inc.*	2,396	31,939
Web.com Group, Inc.*	11,718	398,764
WebMD Health Corp.(a)*	10,275	425,385
XO Group, Inc.*	6,500	65,910

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
Zix Corp.*	13,353	$55,281
		7,495,419
IT Services — 2.8%
Acxiom Corp.*	24,835	854,200
Booz Allen Hamilton Holding Corp.	25,586	562,892
CACI International, Inc., Class A(a)*	6,200	457,560
Cardtronics, Inc.*	14,190	551,281
Cass Information Systems, Inc.(a)	1,793	92,447
Ciber, Inc.*	17,360	79,509
Computer Task Group, Inc.	4,027	68,419
Convergys Corp.(a)	27,118	594,155
CoreLogic, Inc.*	20,141	605,036
CSG Systems International, Inc.	9,625	250,635
Datalink Corp.*	4,146	57,754
Edgewater Technology, Inc.*	2,300	16,445
EPAM Systems, Inc.*	8,702	286,296
Euronet Worldwide, Inc.*	12,518	520,624
ExlService Holdings, Inc.*	9,700	299,827
Forrester Research, Inc.	8,761	314,082
Global Cash Access Holdings, Inc.*	15,296	104,931
Hackett Group, Inc. (The)	8,900	53,222
Heartland Payment Systems, Inc.	8,697	360,491
Higher One Holdings, Inc.*	5,757	41,623
iGate Corp.*	12,683	400,022
Innodata, Inc.*	5,684	16,540
Lionbridge Technologies, Inc.*	14,462	97,040
Mantech International Corp., Class A(a)	4,780	140,580
Mattersight Corp.*	2,167	15,017
MAXIMUS, Inc.	13,084	586,948
ModusLink Global Solutions, Inc.(a)*	3,550	15,016
MoneyGram International, Inc.*	1,663	29,352
PRGX Global, Inc.*	4,649	32,218
Sapient Corp.*	32,142	548,342
Science Applications International Corp.	3,198	119,573
ServiceSource International, Inc.*	5,713	48,218
SYKES Enterprises, Inc.*	10,300	204,661
Syntel, Inc.*	3,280	294,872
TeleTech Holdings, Inc.*	17,188	421,278
Unisys Corp.*	10,405	316,936
VeriFone Systems, Inc.*	17,443	589,922
Virtusa Corp.*	8,976	300,786
		10,348,750
Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.	3,625	173,239
Black Diamond, Inc.(a)*	1,900	23,237
Callaway Golf Co.(a)	18,565	189,734
Escalade, Inc.	1,950	26,130
Jakks Pacific, Inc.	5,129	37,031
Johnson Outdoors, Inc., Class A	1,000	25,420
Leapfrog Enterprises, Inc.(a)*	11,756	88,170
Marine Products Corp.	10,020	75,350
Nautilus, Inc.*	6,079	58,541
Smith & Wesson Holding Corp.(a)*	902	13,187
Sturm Ruger & Co., Inc.(a)	6,113	365,558
		1,075,597
Life Sciences Tools & Services — 0.7%
Affymetrix, Inc.(a)*	16,647	118,693
Albany Molecular Research, Inc.(a)*	8,825	164,057
Cambrex Corp.*	6,354	119,900
Charles River Laboratories International, Inc.*	15,456	932,615
Enzo Biochem, Inc.*	3,616	15,043
Furiex Pharmaceuticals, Inc.(a)*	1,484	129,108
Harvard Bioscience, Inc.*	10,123	47,983
Luminex Corp.(a)*	6,242	113,043
Pacific Biosciences of California, Inc.(a)*	4,968	26,579
Parexel International Corp.*	13,426	726,212
pSivida Corp.(a)*	1,891	7,753
Special Diversified Opportunities, Inc.*	7,150	8,508
		2,409,494
Machinery — 4.1%
Accuride Corp.(a)*	2,038	9,028
Actuant Corp., Class A	24,582	839,475
Adept Technology, Inc.*	1,000	19,000
Alamo Group, Inc.	2,600	141,258
Albany International Corp., Class A	7,900	280,766
Altra Industrial Motion Corp.	9,567	341,542
American Railcar Industries, Inc.	5,900	413,177
Ampco-Pittsburgh Corp.	2,200	41,514
Astec Industries, Inc.	4,561	200,274
Barnes Group, Inc.	17,854	686,843
Blount International, Inc.*	17,871	212,665
Briggs & Stratton Corp.(a)	9,923	220,787
Chart Industries, Inc.(a)*	5,634	448,185
CIRCOR International, Inc.	4,348	318,839
CLARCOR, Inc.	3,753	215,235
Columbus McKinnon Corp.*	4,066	108,928
Commercial Vehicle Group, Inc.(a)*	5,920	53,990
Douglas Dynamics, Inc.	4,486	78,146
Dynamic Materials Corp.	2,800	53,312
Eastern Co. (The)	500	8,065
Energy Recovery, Inc.(a)*	8,973	47,736
EnPro Industries, Inc.(a)*	6,787	493,211
ESCO Technologies, Inc.	5,122	180,243
Federal Signal Corp.*	14,869	221,548
FreightCar America, Inc.	2,400	55,776
Gorman-Rupp Co. (The)	5,455	173,414
Graham Corp.	1,900	60,515
Greenbrier Cos., Inc.*	5,690	259,464
Hardinge, Inc.	1,500	21,600
Harsco Corp.	17,869	418,671
Hurco Cos., Inc.	1,000	26,680
Hyster-Yale Materials Handling, Inc.	2,000	195,000
John Bean Technologies Corp.	8,769	270,962
Kadant, Inc.	3,400	123,998
Key Technology, Inc.*	1,100	14,377
LB Foster Co., Class A	1,776	83,206
Lindsay Corp.(a)	2,399	211,544
Lydall, Inc.*	3,767	86,151
Manitex International, Inc.(a)*	1,300	21,190
Manitowoc Co., Inc. (The)(a)	41,949	1,319,296
Meritor, Inc.*	23,378	286,381
Mfri, Inc.*	1,900	25,859
Middleby Corp.*	3,193	843,623
Miller Industries, Inc.	2,958	57,770
Mueller Industries, Inc.	17,550	526,324
Mueller Water Products, Inc., Class A	36,692	348,574
Navistar International Corp.(a)*	4,629	156,784
NN, Inc.	4,300	84,710
Omega Flex, Inc.	488	10,463
PMFG, Inc.(a)*	2,118	12,644
Proto Labs, Inc.(a)*	5,527	374,012
RBC Bearings, Inc.*	4,700	299,390
Rexnord Corp.*	3,637	105,400
Standex International Corp.	4,000	214,320
Sun Hydraulics Corp.(a)	6,200	268,522
Supreme Industries, Inc., Class A*	1,256	9,684

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Tecumseh Products Co., Class A(a)*	2,346	$16,187
Tennant Co.	4,939	324,097
Titan International, Inc.(a)	11,535	219,050
Toro Co. (The)	3,525	222,745
Trimas Corp.*	12,810	425,292
Twin Disc, Inc.	2,200	57,948
Wabash National Corp.(a)*	20,517	282,314
Watts Water Technologies, Inc., Class A	8,314	487,949
Woodward, Inc.	6,392	265,460
Xerium Technologies, Inc.*	813	13,049
		14,914,162
Marine — 0.1%
Baltic Trading Ltd.	8,500	53,635
Genco Shipping & Trading Ltd.(a)*	4,738	8,339
International Shipholding Corp.	710	20,902
Matson, Inc.	9,800	241,962
		324,838
Media — 1.8%
AH Belo Corp., Class A	2,371	27,456
Ballantyne Strong, Inc.(a)*	3,464	16,246
Beasley Broadcasting Group, Inc., Class A	1,657	15,079
Carmike Cinemas, Inc.*	5,020	149,897
Crown Media Holdings, Inc., Class A*	8,950	34,368
CTC Media, Inc.	37,581	346,121
Cumulus Media, Inc., Class A*	39,435	272,496
DreamWorks Animation SKG, Inc., Class A(a)*	16,439	436,455
Entercom Communications Corp., Class A(a)*	2,000	20,140
Entravision Communications Corp., Class A	18,845	126,262
EW Scripps Co. (The), Class A*	14,761	261,565
Gray Television, Inc.*	11,286	117,036
Harte-Hanks, Inc.	17,183	151,898
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	5,183	298,748
Journal Communications, Inc., Class A*	15,194	134,619
LIN Media LLC, Class A*	6,935	183,778
Live Nation Entertainment, Inc.*	36,930	803,227
Loral Space & Communications, Inc.*	3,348	236,804
Martha Stewart Living Omnimedia, Class A*	4,621	20,933
McClatchy Co. (The), Class A(a)*	13,196	84,718
Meredith Corp.	8,300	385,369
National CineMedia, Inc.	12,238	183,570
New York Times Co. (The), Class A(a)	32,149	550,391
Nexstar Broadcasting Group, Inc., Class A(a)	9,744	365,595
Radio One, Inc.(a)*	6,700	31,758
Regal Entertainment Group, Class A(a)	24,918	465,468
Rentrak Corp.*	1,900	114,532
Saga Communications, Inc., Class A	1,116	55,454
Salem Communications Corp., Class A	1,041	10,400
Scholastic Corp.(a)	6,200	213,776
Sinclair Broadcast Group, Inc., Class A(a)	10,800	292,572
Sizmek, Inc.*	4,823	51,268
World Wrestling Entertainment, Inc., Class A	6,284	181,482
		6,639,481
Metals & Mining — 1.6%
A.M. Castle & Co.(a)*	2,487	36,534
AK Steel Holding Corp.(a)*	6,133	44,280
AMCOL International Corp.	7,925	362,807
Century Aluminum Co.*	21,158	279,497
Commercial Metals Co.	29,220	551,674
Compass Minerals International, Inc.	7,050	581,766
Contango ORE, Inc.(a)*	350	4,550
Friedman Industries, Inc.	700	5,901
General Moly, Inc.(a)*	18,758	18,570
Globe Specialty Metals, Inc.	18,387	382,817
Haynes International, Inc.	2,200	118,800
Hecla Mining Co.(a)	41,321	126,856
Horsehead Holding Corp.(a)*	11,407	191,866
Kaiser Aluminum Corp.(a)	4,533	323,747
Materion Corp.	5,300	179,829
McEwen Mining, Inc.(a)*	38,236	90,619
Mines Management, Inc.(a)*	8,088	8,978
Noranda Aluminum Holding Corp.	919	3,777
Olympic Steel, Inc.	1,900	54,530
Revett Minerals, Inc.(a)*	2,266	1,790
RTI International Metals, Inc.*	5,500	152,790
Schnitzer Steel Industries, Inc., Class A(a)	4,868	140,442
Stillwater Mining Co.(a)*	27,216	403,069
SunCoke Energy, Inc.*	15,205	347,282
Universal Stainless & Alloy*	1,400	47,278
US Silica Holdings, Inc.(a)	10,382	396,281
Worthington Industries, Inc.	22,300	852,975
		5,709,305
Multi-Utilities — 0.3%
Avista Corp.	11,500	352,475
Black Hills Corp.	7,400	426,610
NorthWestern Corp.(a)	7,900	374,697
		1,153,782
Multiline Retail — 0.2%
ALCO Stores, Inc.*	200	2,001
Big Lots, Inc.(a)*	10,080	381,730
Bon-Ton Stores, Inc. (The)(a)	2,700	29,646
Fred's, Inc., Class A	8,287	149,249
Gordmans Stores, Inc.(a)	2,170	11,848
Tuesday Morning Corp.(a)*	9,803	138,712
		713,186
Oil, Gas & Consumable Fuels — 3.4%
Abraxas Petroleum Corp.*	14,400	57,024
Adams Resources & Energy, Inc.	900	52,128
Alon USA Energy, Inc.	12,863	192,173
Alpha Natural Resources, Inc.(a)*	55,174	234,489
Approach Resources, Inc.(a)*	5,197	108,669
Barnwell Industries, Inc.*	2,159	6,391
Bill Barrett Corp.*	8,538	218,573
Black Ridge Oil and Gas, Inc.*	2,059	1,544
Bonanza Creek Energy, Inc.*	11,086	492,218
BPZ Resources, Inc.(a)*	28,065	89,247
Callon Petroleum Co.*	8,569	71,723
Carrizo Oil & Gas, Inc.(a)*	11,355	607,038
Cheniere Energy, Inc.*	2,000	110,700
Clayton Williams Energy, Inc.*	2,100	237,321
Clean Energy Fuels Corp.(a)*	13,545	121,092
Cloud Peak Energy, Inc.*	13,275	280,633
Comstock Resources, Inc.(a)	11,580	264,603
Contango Oil & Gas Co.*	3,897	186,043
Delek US Holdings, Inc.	18,778	545,313
DHT Holdings, Inc.	697	5,423
Diamondback Energy, Inc.*	2,771	186,516
Emerald Oil, Inc.(a)*	10,356	69,592
Energy XXI Bermuda Ltd.(a)	10,353	244,020
EnLink Midstream LLC	11,760	399,134

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
EPL Oil & Gas, Inc.*	12,373	$477,598
Escalera Resources Co.*	1,550	4,433
Evolution Petroleum Corp.	1,923	24,480
FieldPoint Petroleum Corp.(a)*	1,200	5,628
Forest Oil Corp.(a)*	7,860	15,013
GasLog Ltd.	1,450	33,771
Gastar Exploration, Inc.*	13,183	72,111
Gevo, Inc.(a)*	1,075	1,258
Goodrich Petroleum Corp.(a)*	6,030	95,395
Green Plains Renewable Energy, Inc.	8,635	258,705
Gulf Coast Ultra Deep Royalty Trust*	15,630	47,672
Harvest Natural Resources, Inc.(a)*	7,400	27,824
HKN, Inc.(a)*	104	7,332
Houston American Energy Corp.*	6,452	3,549
James River Coal Co.(a)*	6,793	5,094
Kodiak Oil & Gas Corp.(a)*	21,850	265,259
Matador Resources Co.*	14,511	355,374
Midstates Petroleum Co., Inc.(a)*	1,771	9,493
Northern Oil and Gas, Inc.(a)*	12,351	180,572
Overseas Shipholding Group, Inc.(a)*	2,209	11,553
Panhandle Oil and Gas, Inc., Class A	1,289	56,213
PDC Energy, Inc.*	9,518	592,591
Penn Virginia Corp.*	14,126	247,064
Petroquest Energy, Inc.*	14,106	80,404
Quicksilver Resources, Inc.(a)*	4,313	11,343
Renewable Energy Group, Inc.*	4,887	58,546
Rentech, Inc.(a)*	42,748	81,221
Rex American Resources Corp.*	1,575	89,854
Rex Energy Corp.*	18,143	339,456
Rosetta Resources, Inc.*	2,389	111,280
Scorpio Tankers, Inc.	45,324	451,880
SemGroup Corp., Class A	11,786	774,104
Ship Finance International Ltd.	1,986	35,688
Stone Energy Corp.*	11,320	475,100
Swift Energy Co.(a)*	3,200	34,432
Synergy Resources Corp.(a)*	19,940	214,355
Targa Resources Corp.	2,467	244,874
Teekay Corp.(a)	7,341	412,858
Triangle Petroleum Corp.(a)*	19,758	162,806
Vaalco Energy, Inc.*	14,113	120,666
W&T Offshore, Inc.(a)	15,367	266,003
Warren Resources, Inc.*	11,943	57,326
Western Refining, Inc.(a)	26,043	1,005,260
		12,607,045
Paper & Forest Products — 0.9%
Boise Cascade Co.*	2,760	79,046
Clearwater Paper Corp.*	6,154	385,671
Deltic Timber Corp.	2,800	182,644
KapStone Paper and Packaging Corp.(a)*	26,886	775,392
Louisiana-Pacific Corp.(a)*	30,820	519,933
Mercer International, Inc.*	9,357	70,178
Neenah Paper, Inc.	3,300	170,676
P. H. Glatfelter Co.	13,999	381,053
Resolute Forest Products, Inc.*	6,517	130,927
Schweitzer-Mauduit International, Inc.	10,692	455,372
Wausau Paper Corp.(a)	9,409	119,777
		3,270,669
Personal Products — 0.4%
CCA Industries, Inc.	556	1,651
Elizabeth Arden, Inc.*	10,100	298,051
Inter Parfums, Inc.	10,446	378,250
Medifast, Inc.(a)*	3,300	95,997
Natural Alternatives International, Inc.*	1,000	5,430
Natures Sunshine Products, Inc.	2,700	37,206
Nutraceutical International Corp.*	2,300	59,777
Revlon, Inc., Class A*	13,381	341,885
United-Guardian, Inc.	600	17,550
USANA Health Sciences, Inc.(a)*	3,400	256,156
		1,491,953
Pharmaceuticals — 0.8%
Akorn, Inc.(a)*	23,698	521,356
Auxilium Pharmaceuticals, Inc.(a)*	11,859	322,328
Corcept Therapeutics, Inc.(a)*	4,500	19,620
Cumberland Pharmaceuticals, Inc.(a)*	5,912	26,604
Depomed, Inc.*	498	7,221
Hi-Tech Pharmacal Co., Inc.*	2,678	116,038
Impax Laboratories, Inc.*	15,429	407,634
Lannett Co., Inc.*	6,883	245,861
Medicines Co. (The)*	20,564	584,429
Pain Therapeutics, Inc.*	9,394	51,667
Pozen, Inc.*	10,087	80,696
Prestige Brands Holdings, Inc.(a)*	15,321	417,497
Sagent Pharmaceuticals, Inc.(a)*	1,814	42,393
Sciclone Pharmaceuticals, Inc.(a)*	18,255	83,060
Sucampo Pharmaceuticals, Inc., Class A(a)*	7,076	50,594
Transcept Pharmaceuticals, Inc.(a)*	2,528	7,786
		2,984,784
Professional Services — 1.5%
Acacia Research Corp.(a)	7,978	121,904
Advisory Board Co. (The)*	8,569	550,558
Barrett Business Services, Inc.	2,100	125,097
CBIZ, Inc.(a)*	15,700	143,812
CDI Corp.	4,800	82,320
Corporate Executive Board Co. (The)	8,067	598,813
CRA International, Inc.*	2,200	48,334
Exponent, Inc.	2,610	195,907
Franklin Covey Co.*	5,596	110,633
FTI Consulting, Inc.(a)*	8,783	292,825
GP Strategies Corp.*	3,999	108,893
Heidrick & Struggles International, Inc.	3,700	74,259
Hill International, Inc.*	9,200	50,600
Hudson Global, Inc.*	2,471	9,340
Huron Consulting Group, Inc.*	4,690	297,252
ICF International, Inc.*	4,955	197,259
Insperity, Inc.	5,700	176,586
Kelly Services, Inc., Class A	7,420	176,077
Kforce, Inc.	10,079	214,884
Korn/Ferry International*	10,950	325,982
Mastech Holdings, Inc.	1,061	14,727
Mistras Group, Inc.*	5,383	122,571
Navigant Consulting, Inc.*	10,515	196,210
Odyssey Marine Exploration, Inc.(a)*	6,750	15,458
On Assignment, Inc.*	16,087	620,797
Pendrell Corp.*	28,803	52,709
RCM Technologies, Inc.*	2,995	20,156
Resources Connection, Inc.	10,115	142,520
RPX Corp.*	13,370	217,664
SmartPros Ltd.	1,000	2,300
TrueBlue, Inc.*	8,926	261,175
Volt Information Sciences, Inc.(a)*	3,624	30,369
VSE Corp.	850	44,795
		5,642,786
Real Estate Investment Trusts (REITs) — 0.0%
Geo Group, Inc. (The)	2,747	88,563
Real Estate Management & Development — 0.8%
Alexander & Baldwin, Inc.	11,101	472,459
Altisource Asset Management Corp.*	596	640,491

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Altisource Portfolio Solutions SA(a)*	6,567	$798,941
AV Homes, Inc.(a)*	2,349	42,493
Consolidated-Tomoka Land Co.	995	40,079
Forestar Group, Inc.*	10,357	184,355
Kennedy-Wilson Holdings, Inc.	16,397	369,096
St. Joe Co. (The)(a)*	2,522	48,548
Tejon Ranch Co.*	8,031	271,689
		2,868,151
Road & Rail — 1.6%
AMERCO	3,499	812,188
Arkansas Best Corp.	6,929	256,027
Avis Budget Group, Inc.(a)*	9,567	465,913
Celadon Group, Inc.	5,010	120,440
Con-way, Inc.	14,229	584,527
Covenant Transportation Group, Inc., Class A*	1,500	15,150
Heartland Express, Inc.(a)	19,595	444,611
Knight Transportation, Inc.	18,422	426,101
Landstar System, Inc.(a)	9,896	586,041
Marten Transport Ltd.	6,921	148,940
P.A.M. Transportation Services, Inc.*	3,196	63,536
Quality Distribution, Inc.*	6,100	79,239
Roadrunner Transportation Systems, Inc.*	7,684	193,944
Saia, Inc.*	8,300	317,143
Swift Transportation Co.(a)*	27,034	669,092
Universal Truckload Services, Inc.	3,300	95,370
USA Truck, Inc.(a)*	1,900	27,968
Werner Enterprises, Inc.(a)	23,649	603,286
YRC Worldwide, Inc.(a)*	1,466	32,985
		5,942,501
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries, Inc.*	9,980	244,510
Alpha & Omega Semiconductor Ltd.*	1,092	8,037
Amkor Technology, Inc.(a)*	31,457	215,795
Amtech Systems, Inc.*	2,200	26,774
Anadigics, Inc.(a)*	14,200	24,140
Applied Micro Circuits Corp.(a)*	9,126	90,347
ATMI, Inc.*	8,600	292,486
Axcelis Technologies, Inc.*	20,139	43,299
AXT, Inc.*	12,200	26,840
Brooks Automation, Inc.	14,523	158,736
Cabot Microelectronics Corp.*	5,298	233,112
Cascade Microtech, Inc.*	3,500	35,350
Ceva, Inc.*	4,258	74,770
Cirrus Logic, Inc.(a)*	12,398	246,348
Cohu, Inc.	3,473	37,300
Cyberoptics Corp.*	1,700	14,127
Diodes, Inc.*	10,937	285,674
DSP Group, Inc.*	2,800	24,192
Entegris, Inc.*	33,123	401,120
Entropic Communications, Inc.*	17,308	70,790
Exar Corp.*	11,669	139,445
Fairchild Semiconductor International, Inc.(a)*	27,346	377,101
FormFactor, Inc.*	10,062	64,296
GigOptix, Inc.*	1,578	2,651
GSI Technology, Inc.*	6,498	44,901
GT Advanced Technologies, Inc.(a)*	17,362	296,022
Hittite Microwave Corp.	5,633	355,104
Inphi Corp.*	3,832	61,657
Integrated Device Technology, Inc.*	30,269	370,190
Integrated Silicon Solution, Inc.*	5,884	91,496
International Rectifier Corp.*	15,302	419,275
Intersil Corp., Class A	27,520	355,558
IXYS Corp.	7,000	79,450
Kopin Corp.*	16,230	61,349
Kulicke & Soffa Industries, Inc.*	17,567	221,520
Lattice Semiconductor Corp.*	26,718	209,469
LTX-Credence Corp.*	10,191	90,802
Magnachip Semiconductor Corp.*	12,190	169,929
MaxLinear, Inc., Class A*	1,904	18,050
Micrel, Inc.	12,300	136,284
Microsemi Corp.*	26,722	668,852
MKS Instruments, Inc.	15,403	460,396
Monolithic Power Systems, Inc.*	9,630	373,355
MoSys, Inc.(a)*	4,488	20,376
Nanometrics, Inc.*	4,751	85,375
Omnivision Technologies, Inc.*	11,616	205,603
PDF Solutions, Inc.*	8,956	162,731
Pericom Semiconductor Corp.*	5,500	43,065
Photronics, Inc.*	12,017	102,505
Pixelworks, Inc.(a)*	1,533	8,493
PLX Technology, Inc.*	6,853	41,461
PMC - Sierra, Inc.*	52,957	403,003
Power Integrations, Inc.	9,435	620,634
Rambus, Inc.(a)*	23,437	251,948
RF Micro Devices, Inc.*	77,719	612,426
Rubicon Technology, Inc.*	1,600	18,064
Rudolph Technologies, Inc.*	7,386	84,274
Semtech Corp.*	21,710	550,131
Sigma Designs, Inc.*	4,529	21,558
Silicon Image, Inc.*	16,957	117,003
Silicon Laboratories, Inc.*	9,411	491,725
Spansion, Inc., Class A*	13,842	241,128
SunEdison, Inc.(a)*	44,604	840,339
SunPower Corp.(a)*	16,017	516,708
Supertex, Inc.*	1,824	60,156
Synaptics, Inc.(a)*	12,601	756,312
Tessera Technologies, Inc.	10,098	238,616
TriQuint Semiconductor, Inc.*	31,351	419,790
Ultra Clean Holdings*	5,728	75,323
Ultratech, Inc.*	6,800	198,492
Veeco Instruments, Inc.(a)*	8,475	355,357
		15,163,495
Software — 2.9%
ACI Worldwide, Inc.*	8,710	515,545
Actuate Corp.*	14,300	86,086
Advent Software, Inc.(a)	14,558	427,423
American Software, Inc., Class A	5,100	51,867
AVG Technologies NV(a)*	12,954	271,516
Aware, Inc.*	4,900	28,371
Blackbaud, Inc.(a)	10,563	330,622
Bottomline Technologies, Inc.(a)*	7,935	278,915
Bsquare Corp.*	2,300	7,268
Cinedigm Corp.*	24,187	61,919
Compuware Corp.	52,903	555,482
Comverse, Inc.*	3,349	115,808
Digimarc Corp.	1,256	39,438
Ebix, Inc.(a)	2,155	36,786
Ellie Mae, Inc.(a)*	6,043	174,280
EPIQ Systems, Inc.	8,450	115,174
ePlus, Inc.*	1,200	66,912
Fair Isaac Corp.	11,323	626,388
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	5,039
Guidance Software, Inc.(a)*	1,433	15,849
Guidewire Software, Inc.*	1,545	75,782
Interactive Intelligence Group*	3,800	275,500

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Kofax Ltd.*	1,330	$11,531
Manhattan Associates, Inc.*	24,248	849,407
Mentor Graphics Corp.	33,936	747,271
Monotype Imaging Holdings, Inc.	8,920	268,849
NetScout Systems, Inc.*	10,385	390,268
Pegasystems, Inc.	7,534	266,101
Progress Software Corp.*	16,894	368,289
PROS Holdings, Inc.*	701	22,089
QAD, Inc., Class A	4,909	100,291
QAD, Inc., Class B	1,219	20,735
RealPage, Inc.(a)*	16,321	296,389
Rosetta Stone, Inc.*	1,505	16,886
Rovi Corp.(a)*	33,075	753,448
Seachange International, Inc.*	7,100	74,124
SS&C Technologies Holdings, Inc.*	5,230	209,305
Synchronoss Technologies, Inc.(a)*	11,475	393,478
Take-Two Interactive Software, Inc.(a)*	19,440	426,319
TeleCommunication Systems, Inc., Class A*	10,596	24,371
TeleNav, Inc.*	8,331	49,653
Tyler Technologies, Inc.*	8,702	728,183
Verint Systems, Inc.*	11,695	548,846
Zynga, Inc., Class A*	29,532	126,988
		10,854,791
Specialty Retail — 4.5%
Aaron's, Inc.(a)	18,376	555,690
Aeropostale, Inc.(a)*	6,593	33,097
America's Car-Mart, Inc.(a)*	2,516	92,388
Ann, Inc.(a)*	11,800	489,464
Asbury Automotive Group, Inc.*	9,000	497,790
Barnes & Noble, Inc.(a)*	14,343	299,769
Bebe Stores, Inc.	19,210	117,565
Big 5 Sporting Goods Corp.	7,386	118,545
Books-A-Million, Inc.*	3,928	9,427
Brown Shoe Co., Inc.	12,112	321,453
Buckle, Inc. (The)(a)	15,609	714,892
Build-A-Bear Workshop, Inc.*	741	7,136
Cache, Inc.(a)*	4,484	14,752
Cato Corp. (The), Class A	7,100	191,984
Chico's FAS, Inc.	35,815	574,114
Children's Place Retail Stores, Inc. (The)(a)	4,800	239,088
Christopher & Banks Corp.*	6,599	43,619
Citi Trends, Inc.*	2,600	42,354
Conn's, Inc.(a)*	8,299	322,416
CST Brands, Inc.(a)	17,200	537,328
Destination Maternity Corp.	2,800	76,720
Destination XL Group, Inc.(a)*	10,723	60,478
Express, Inc.*	20,178	320,427
Finish Line Inc. (The), Class A	15,524	420,545
Five Below, Inc.(a)*	8,460	359,381
Genesco, Inc.*	7,330	546,598
Group 1 Automotive, Inc.(a)	6,400	420,224
Guess?, Inc.	15,234	420,458
Haverty Furniture Cos., Inc.	4,500	133,650
hhgregg, Inc.(a)*	9,379	90,132
Hibbett Sports, Inc.(a)*	7,676	405,907
Jos. A. Bank Clothiers, Inc.*	5,212	335,132
Kirkland's, Inc.*	5,977	110,515
Lithia Motors, Inc., Class A	7,255	482,167
Lumber Liquidators Holdings, Inc.(a)*	7,669	719,352
MarineMax, Inc.*	5,699	86,568
Men's Wearhouse, Inc. (The)	10,701	524,135
Monro Muffler Brake, Inc.(a)	9,850	560,268
Murphy USA, Inc.*	8,376	339,982
New York & Co., Inc.*	22,433	98,481
Office Depot, Inc.(a)*	114,611	473,343
Outerwall, Inc.(a)*	7,243	525,118
Pacific Sunwear of California, Inc.(a)*	4,122	12,242
Penske Auto Group, Inc.	20,300	868,028
PEP Boys-Manny Moe & Jack (The)*	11,465	145,835
Perfumania Holdings, Inc.(a)*	1,156	7,826
Pier 1 Imports, Inc.(a)	33,766	637,502
RadioShack Corp.(a)*	7,500	15,900
Rent-A-Center, Inc.(a)	13,162	350,109
Select Comfort Corp.(a)*	13,569	245,328
Shoe Carnival, Inc.	3,360	77,414
Sonic Automotive, Inc., Class A(a)	8,545	192,092
Sport Chalet, Inc.*	800	984
Stage Stores, Inc.	11,200	273,840
Stein Mart, Inc.	11,157	156,310
Systemax, Inc.*	7,400	110,334
Tandy Leather Factory, Inc.*	2,200	21,252
Tile Shop Holdings, Inc.(a)*	4,471	69,077
Trans World Entertainment	5,400	19,602
Vitamin Shoppe, Inc.*	6,222	295,669
West Marine, Inc.*	4,005	45,537
Wet Seal, Inc. (The)(a)*	30,305	40,003
Winmark Corp.	1,162	87,917
Zale Corp.*	7,123	148,942
Zumiez, Inc.(a)*	5,876	142,434
		16,696,629
Textiles, Apparel & Luxury Goods — 1.6%
Charles & Colvard Ltd.(a)*	1,240	3,546
Cherokee, Inc.	1,700	23,681
Columbia Sportswear Co.	8,300	685,995
Crocs, Inc.*	19,563	305,183
Culp, Inc.	2,400	47,376
Deckers Outdoor Corp.(a)*	7,823	623,728
Delta Apparel, Inc.*	1,153	18,863
G-III Apparel Group Ltd.*	6,630	474,575
Iconix Brand Group, Inc.(a)*	15,698	616,460
Jones Group, Inc. (The)	12,413	185,823
Kate Spade & Co.*	9,850	365,337
Lakeland Industries, Inc.*	440	2,798
Movado Group, Inc.	4,970	226,384
Oxford Industries, Inc.	4,980	389,436
Perry Ellis International, Inc.*	3,333	45,795
Quiksilver, Inc.(a)*	16,793	126,115
R.G. Barry Corp.	1,900	35,872
Rocky Brands, Inc.	1,000	14,390
Skechers U.S.A., Inc., Class A*	7,616	278,289
Steven Madden Ltd.*	20,920	752,702
Superior Uniform Group, Inc.	1,100	16,137
Unifi, Inc.*	4,533	104,576
Wolverine World Wide, Inc.(a)	20,300	579,565
		5,922,626
Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	24,677	341,036
Banc of California, Inc.	1,673	20,528
Bank Mutual Corp.	8,663	54,923
BankFinancial Corp.	4,900	48,902
Beneficial Mutual Bancorp, Inc.*	17,310	228,319
Berkshire Hills Bancorp, Inc.	4,639	120,057
BofI Holding, Inc.*	4,691	402,253
Brookline Bancorp, Inc.	16,019	150,899
Cape Bancorp, Inc.	236	2,596
Capitol Federal Financial, Inc.	43,764	549,238
Charter Financial Corp.	1,429	15,447
Citizens Community Bancorp, Inc.	400	3,200

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Clifton Savings Bancorp, Inc.	4,173	$48,908
Dime Community Bancshares, Inc.	8,499	144,313
Doral Financial Corp.(a)*	315	2,734
ESB Financial Corp.	835	10,913
ESSA Bancorp, Inc.	1,900	20,653
EverBank Financial Corp.(a)	11,410	225,119
Federal Agricultural Mortgage Corp., Class C	1,400	46,550
First Defiance Financial Corp.	1,100	29,832
First Federal Bancshares of Arkansas, Inc.*	1,754	16,084
First Federal of Northern Michigan Bancorp, Inc.	300	1,499
First Financial Northwest, Inc.	2,239	22,726
Flagstar Bancorp, Inc.*	8,689	193,070
Fox Chase Bancorp, Inc.	3,230	54,425
Hampden Bancorp, Inc.	300	4,740
HF Financial Corp.	110	1,474
Hingham Institution for Savings	213	16,721
Home Bancorp, Inc.*	994	20,864
HopFed Bancorp, Inc.	415	4,843
Kearny Financial Corp.*	17,221	254,526
Meridian Interstate Bancorp, Inc.*	3,210	82,080
MGIC Investment Corp.*	40,575	345,699
New Hampshire Thrift Bancshares, Inc.	200	2,954
Northeast Community Bancorp, Inc.	2,200	15,367
Northfield Bancorp, Inc.	14,040	180,554
Northwest Bancshares, Inc.	24,900	363,540
OceanFirst Financial Corp.	3,912	69,203
Oritani Financial Corp.	15,480	244,739
Provident Financial Holdings, Inc.	600	9,252
Provident Financial Services, Inc.	12,315	226,227
Pulaski Financial Corp.	2,040	21,522
Radian Group, Inc.	24,936	374,788
Rockville Financial, Inc.	7,084	96,272
SI Financial Group, Inc.	2,065	23,273
Simplicity Bancorp, Inc.	2,068	36,397
Territorial Bancorp, Inc.	2,302	49,723
Timberland Bancorp, Inc.	2,600	27,820
Tree.com, Inc.*	900	27,936
Trustco Bank Corp. NY	20,356	143,306
United Financial Bancorp, Inc.	4,912	90,332
Walker & Dunlop, Inc.*	3,682	60,201
Washington Federal, Inc.	26,976	628,541
Waterstone Financial, Inc.*	8,664	90,019
Westfield Financial, Inc.	5,000	37,250
WSFS Financial Corp.	1,002	71,573
		6,375,960
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	52,332
Universal Corp.(a)	5,600	312,984
Vector Group Ltd.(a)	1,040	22,402
		387,718
Trading Companies & Distributors — 1.4%
Aceto Corp.	8,918	179,163
Aircastle Ltd.	15,000	290,700
Applied Industrial Technologies, Inc.	12,973	625,818
Beacon Roofing Supply, Inc.*	15,299	591,459
BlueLinx Holdings, Inc.*	19,332	25,132
CAI International, Inc.*	4,585	113,112
DXP Enterprises, Inc.*	3,100	294,283
GATX Corp.	13,489	915,633
H&E Equipment Services, Inc.*	10,384	420,033
Houston Wire & Cable Co.	5,746	75,445
Kaman Corp., Class A	7,224	293,872
Lawson Products, Inc.*	1,575	25,310
Rush Enterprises, Inc., Class A(a)*	8,947	290,599
TAL International Group, Inc.(a)*	10,591	454,036
Textainer Group Holdings Ltd.(a)	13,035	498,849
Titan Machinery, Inc.(a)*	3,710	58,136
Willis Lease Finance Corp.*	900	18,423
		5,170,003
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	21,096	464,323
Water Utilities — 0.2%
American States Water Co.	7,100	229,259
Artesian Resources Corp., Class A	1,300	29,198
California Water Service Group	6,200	148,428
Connecticut Water Service, Inc.	1,900	64,923
Consolidated Water Co., Ltd.	2,822	37,194
Middlesex Water Co.	2,337	50,993
SJW Corp.	4,400	130,064
York Water Co.(a)	1,271	25,929
		715,988
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*	532	3,607
NTELOS Holdings Corp.(a)	3,570	48,195
Shenandoah Telecommunications Co.	3,740	120,765
Telephone & Data Systems, Inc.	4,350	114,013
USA Mobility, Inc.	4,000	72,680
		359,260
TOTAL COMMON STOCKS
(Identified Cost $239,383,508)		367,287,876

RIGHTS & WARRANTS — 0.0%
Commercial Banks — 0.0%
MBT Financial Corp., expires 4/15/14*	4,700	209
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17*	335	1,575
U.S. Concrete, Inc., expires 8/31/17*	335	1,169
		2,744
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14(b)*	79	—
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	50,175	3,035
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)*	13,728	—
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires 3/31/17*	2,600	6,552
TOTAL RIGHTS & WARRANTS
(Identified Cost $95,474)		12,540

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,479,153	1,479,153
		1,479,154
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,479,154)		1,479,154

See notes to schedule of investments.

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 23.3%
State Street Navigator Securities
Lending Prime Portfolio	85,986,280	$85,986,280
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $85,986,280)		85,986,280
Total Investments — 123.4%
(Identified Cost $326,944,416)#		454,765,850

Liabilities, Less Cash and Other Assets — (23.4%)		(86,151,400)
Net Assets — 100.0%		$368,614,450

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $89,224,296.
*	Non-income producing security.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#

At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $326,944,416. Net unrealized appreciation aggregated $127,821,434 of which $140,853,841 related to appreciated investment securities and $13,032,407 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

March 31, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	18.2%
Information Technology	18.2%
Industrials	18.1%
Consumer Discretionary	17.1%
Health Care	10.0%
Materials	5.8%
Energy	5.7%
Consumer Staples	4.1%
Utilities	2.1%
Telecommunication Services	0.7%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 5.2%
Alumina Ltd.*	331,073	$366,909
AMP Ltd.	9,135	42,190
Asciano Ltd.	253,497	1,222,485
Bank of Queensland Ltd.	90,810	1,082,191
Beach Energy Ltd.	1,825	2,886
Bendigo and Adelaide Bank Ltd.(a)	81,165	856,600
BlueScope Steel Ltd.*	66,691	379,136
Boral Ltd.(a)	150,171	786,868
Caltex Australia Ltd.	54,126	1,108,840
Downer EDI Ltd.	15,365	71,533
Echo Entertainment Group Ltd.(a)	139,940	317,962
Fairfax Media Ltd.(a)	358,477	304,193
GrainCorp Ltd.	3,165	24,715
Harvey Norman Holdings Ltd.(a)	91,092	278,780
Incitec Pivot Ltd.	302,279	829,788
Leighton Holdings Ltd.(a)	4,760	93,189
Lend Lease Group	73,272	805,237
Macquarie Group Ltd.	53,145	2,855,178
Metcash Ltd.(a)	39,871	96,878
New Hope Corp. Ltd.	3,441	9,542
Newcrest Mining Ltd.*	54,581	500,616
Origin Energy Ltd.	224,365	2,973,408
Primary Health Care Ltd.	72,320	315,898
Qantas Airways Ltd.*	197,873	202,776
QBE Insurance Group Ltd.	105,446	1,253,676
Rio Tinto Ltd.	35,019	2,063,890
Santos Ltd.	276,363	3,460,038
Seven Group Holdings Ltd.	5,495	42,093
Sims Metal Management Ltd.*	38,790	353,263
Sonic Healthcare Ltd.	7,467	119,593
Suncorp Group Ltd.	236,054	2,817,456
Sydney Airport	43,448	168,831
TABCORP Holdings Ltd.	156,747	495,702
Tatts Group Ltd.	235,784	634,132
Toll Holdings Ltd.(a)	145,327	700,837
Treasury Wine Estates Ltd.(a)	105,063	343,947
Wesfarmers Ltd.	172,780	6,600,130
Woodside Petroleum Ltd.	28,885	1,045,266
WorleyParsons Ltd.	1,396	19,601
		35,646,253
Austria — 0.2%
Erste Group Bank AG	39,377	1,345,343
Raiffeisen Bank International AG	8,878	295,985
		1,641,328
Belgium — 1.6%
Ageas	42,893	1,911,315
Belgacom SA(a)	2,012	63,004
Delhaize Group SA	18,053	1,319,391
KBC Groep NV	40,764	2,507,477
Solvay SA	15,597	2,448,467
UCB SA	31,369	2,511,684
Umicore SA	3,826	194,970
		10,956,308
Canada — 9.5%
Agnico Eagle Mines Ltd.	2,596	78,529
Agrium, Inc.	23,496	2,291,330
Bank of Montreal(a)	8,484	568,513
Barrick Gold Corp.	148,502	2,647,791
Blackberry Ltd.(a)*	13,552	109,500
Blackberry Ltd.*	35,700	289,023
Bonavista Energy Corp.(a)	1,000	14,627
Cameco Corp.(a)	36,048	825,305
Cameco Corp.	20,557	470,755
Canadian Natural Resources Ltd.	121,797	4,668,059
Canadian Natural Resources Ltd.	81,115	3,112,383
Canadian Tire Corp. Ltd., Class A	19,520	1,840,407
Crescent Point Energy Corp.(a)	45,822	1,672,472
Empire Co., Ltd., Class A	7,800	477,455
Enerplus Corp.(a)	32,526	650,226
Enerplus Corp.	2,999	60,070
Ensign Energy Services, Inc.	16,271	240,496
Fairfax Financial Holdings Ltd.	3,000	1,302,578
First Quantum Minerals Ltd.	64,915	1,199,650
Genworth MI Canada, Inc.(a)	4,800	163,777
George Weston Ltd.	3,109	231,565
Goldcorp, Inc.(a)	63,211	1,542,108
Goldcorp, Inc.	89,575	2,192,796
Husky Energy, Inc.(a)	65,750	1,972,203
IAMGOLD Corp.	19,359	68,120
Industrial Alliance Insurance & Financial Services, Inc.	18,285	751,910
Kinross Gold Corp.*	265,454	1,097,354
Loblaw Cos., Ltd.(a)	11,578	491,188
Magna International, Inc.	33,800	3,249,447
Manulife Financial Corp.	243,493	4,695,858
MEG Energy Corp.*	6,593	222,808
Pacific Rubiales Energy Corp.	33,521	603,712
Pan American Silver Corp.(a)	6,906	88,769
Pan American Silver Corp.	8,150	104,890
Pengrowth Energy Corp.(a)	40,875	247,357
Penn West Petroleum Ltd.(a)	73,651	615,590
Precision Drilling Corp.	40,259	482,161
Precision Drilling Corp.	11,318	135,476
Sun Life Financial, Inc.(a)	99,837	3,457,042
Suncor Energy, Inc.	259,369	9,058,559
Suncor Energy, Inc.	27,648	966,574
Talisman Energy, Inc.	199,277	1,986,461
Teck Resources Ltd., Class B	104,620	2,258,013
Thomson Reuters Corp.(a)	99,516	3,401,818
TMX Group Ltd.	700	34,180
TransAlta Corp.(a)	32,569	378,278
TransAlta Corp.(a)	14,181	165,067
Turquoise Hill Resources Ltd.*	84,222	280,459
Yamana Gold, Inc.(a)	154,108	1,349,403
		64,812,112
Denmark — 1.8%
A P Moller - Maersk A/S, Class A(a)	63	726,563
A P Moller - Maersk A/S, Class B(a)	273	3,274,378
Carlsberg A/S, Class B	21,154	2,103,943
Danske Bank A/S	157,972	4,401,593
FLSmidth & Co. A/S(a)	4,386	221,269
H Lundbeck A/S(a)	6,315	194,600
Jyske Bank A/S*	2,447	134,466
Rockwool International A/S, B Shares	570	110,648
TDC A/S(a)	128,745	1,190,202
		12,357,662
Finland — 1.2%
Fortum Oyj	74,513	1,693,771
Kesko Oyj, B Shares	6,878	300,088
Neste Oil Oyj(a)	18,872	384,785
Nokia Oyj(a)*	256,789	1,906,795
Stora Enso Oyj, R Shares	133,259	1,425,532
UPM-Kymmene Oyj	153,593	2,625,923
		8,336,894
France — 10.9%
AXA SA	318,289	8,272,127
BNP Paribas SA	134,217	10,352,775
Bollore SA	1,014	642,940

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Bollore SA*	7	$4,450
Bouygues SA(a)	35,975	1,500,458
Casino Guichard Perrachon SA	11,164	1,328,531
CGG(a)*	10,208	163,694
CGG, ADR(a)*	9,901	158,416
Cie de Saint-Gobain	83,618	5,051,358
Cie Generale des Etablissements Michelin	17,517	2,190,729
Ciments Francais SA	61	6,614
CNP Assurances	24,886	526,948
Credit Agricole SA*	186,204	2,935,916
EDF SA	32,593	1,289,353
Eiffage SA	241	18,035
GDF Suez	296,273	8,106,065
Lafarge SA	38,431	3,001,950
Lagardere SCA	17,497	694,698
Natixis	161,411	1,185,443
Orange SA	358,763	5,298,357
Peugeot SA(a)*	25,965	489,879
Renault SA	47,454	4,611,551
Rexel SA	16,896	443,306
SCOR SE	6,835	239,172
Societe Generale SA	93,114	5,734,689
STMicroelectronics NV(a)	113,137	1,048,024
Vallourec SA	11,001	597,203
Vivendi SA	298,408	8,312,475
		74,205,156
Germany — 8.2%
Allianz SE	40,253	6,804,271
Bayerische Motoren Werke AG	47,135	5,949,392
Celesio AG	6,399	218,714
Commerzbank AG*	95,020	1,745,608
Daimler AG	164,441	15,538,521
Deutsche Bank AG	25,910	1,159,192
Deutsche Bank AG(a)	83,065	3,723,804
Deutsche Lufthansa AG*	45,226	1,184,741
E.On AG	301,790	5,899,647
Fraport AG Frankfurt Airport Services Worldwide(a)	3,562	266,068
HeidelbergCement AG	23,044	1,974,953
K+S AG	7,936	260,698
Metro AG*	14,181	578,767
Muenchener Rueckversicherungs AG	21,394	4,674,487
RWE AG	118,512	4,809,875
Volkswagen AG	4,511	1,143,482
		55,932,220
Hong Kong — 2.1%
Cathay Pacific Airways Ltd.	213,000	396,535
Cheung Kong Holdings Ltd.	58,000	960,872
FIH Mobile Ltd.*	240,000	132,431
Hang Lung Group Ltd.	33,000	165,925
Henderson Land Development Co., Ltd.(a)	212,695	1,242,195
Hongkong & Shanghai Hotels Ltd. (The)(a)	68,495	91,132
Hopewell Holdings Ltd.(a)	81,000	277,780
Hutchison Whampoa Ltd.	266,000	3,525,404
Kerry Logistics Network Ltd.*	30,250	44,381
Kerry Properties Ltd.	75,500	252,105
MTR Corp. Ltd.	23,000	85,103
New World Development Co., Ltd.	847,224	851,975
Noble Group Ltd.	859,000	809,218
NWS Holdings Ltd.	19,000	32,187
Orient Overseas International Ltd.	35,000	160,865
Shangri-La Asia Ltd.	83,143	136,133
Sino Land Co., Ltd.	174,000	256,631
Sun Hung Kai Properties Ltd.	162,000	1,984,142
Swire Pacific Ltd., Series A	70,000	815,381
Swire Pacific Ltd., Series B	12,500	26,913
Tsim Sha Tsui Properties	60,907	135,061
Wharf Holdings Ltd.	169,000	1,080,694
Wheelock & Co., Ltd.	233,000	910,191
		14,373,254
Ireland — 0.2%
Bank of Ireland*	1,826,716	775,105
Bank of Ireland*	8,152	157,823
CRH PLC, ADR	12,757	359,620
		1,292,548
Israel — 0.3%
Bank Hapoalim B.M.	192,687	1,099,490
Bank Leumi Le-Israel*	188,065	733,386
Israel Discount Bank Ltd., Series A*	138,247	253,503
Mizrahi Tefahot Bank Ltd.	3,246	44,369
		2,130,748
Italy — 1.7%
Banca Monte dei Paschi di Siena SpA(a)*	1,272,909	464,710
Banco Popolare SC(a)*	3,618	78,653
Finmeccanica SpA*	61,153	603,632
Intesa Sanpaolo SpA	739,508	2,506,206
Telecom Italia SpA	2,166,749	2,555,178
UniCredit SpA	459,298	4,195,144
Unione di Banche Italiane SCPA	127,537	1,201,797
		11,605,320
Japan — 20.0%
77 Bank Ltd. (The)	60,000	269,728
Aeon Co., Ltd.	133,600	1,505,370
Aisin Seiki Co., Ltd.	25,600	923,897
Alfresa Holdings Corp.(a)	5,500	358,620
Amada Co., Ltd.(a)	51,000	358,727
Aoyama Trading Co., Ltd.	5,900	154,910
Asahi Glass Co., Ltd.	286,000	1,657,007
Asahi Kasei Corp.	310,000	2,108,414
Asatsu-DK, Inc.	1,100	22,732
Bank of Kyoto Ltd. (The)(a)	45,000	371,458
Bank of Yokohama Ltd. (The)	173,000	863,198
Brother Industries Ltd.	29,200	408,231
Canon Marketing Japan, Inc.	8,000	109,829
Chiba Bank Ltd. (The)	107,000	659,323
Chugoku Bank Ltd. (The)	24,000	319,954
Citizen Holdings Co., Ltd.	64,400	484,802
Coca-Cola West Co., Ltd.	12,300	214,623
COMSYS Holdings Corp.	17,200	269,627
Cosmo Oil Co., Ltd.(a)	111,000	201,104
Dai Nippon Printing Co., Ltd.	119,000	1,140,251
Dai-ichi Life Insurance Co., Ltd. (The)	38,200	555,152
Daicel Corp.	51,000	418,021
Daido Steel Co., Ltd.(a)	50,000	249,964
Daishi Bank Ltd. (The)	40,000	146,878
Denki Kagaku Kogyo KK	67,000	229,792
Fuji Media Holdings, Inc.	8,400	154,222
FUJIFILM Holdings Corp.	113,700	3,052,489
Fujikura Ltd.	65,000	297,244
Fukuoka Financial Group, Inc.	153,000	628,513
Fukuyama Transporting Co., Ltd.(a)	10,000	60,069
Furukawa Electric Co., Ltd.(a)	52,000	129,477
Glory Ltd.	9,200	252,161
Gunma Bank Ltd. (The)	55,000	299,472
H2O Retailing Corp.(a)	13,000	103,657
Hachijuni Bank Ltd. (The)	68,000	386,727
Hakuhodo DY Holdings, Inc.	14,200	99,055

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hankyu Hanshin Holdings, Inc.	134,000	$729,623
Higo Bank Ltd. (The)	29,000	154,532
Hiroshima Bank Ltd. (The)	32,000	133,624
Hitachi Chemical Co., Ltd.	17,900	243,661
Hitachi Construction Machinery Co., Ltd.(a)	17,000	327,433
Hitachi High-Technologies Corp.	5,800	135,089
Hitachi Transport System Ltd.	7,700	125,032
Hokkoku Bank Ltd. (The)	38,000	132,907
Hokuhoku Financial Group, Inc.	172,000	329,952
House Foods Group, Inc.(a)	8,700	144,473
Hyakujushi Bank Ltd. (The)	35,000	120,041
Ibiden Co., Ltd.	21,200	417,777
Idemitsu Kosan Co., Ltd.	29,200	599,475
Isetan Mitsukoshi Holdings Ltd.	57,300	707,263
ITOCHU Corp.	268,000	3,131,405
Iyo Bank Ltd. (The)(a)	45,000	429,879
J Front Retailing Co., Ltd.	109,000	749,794
JFE Holdings, Inc.	92,200	1,735,645
Joyo Bank Ltd. (The)	91,000	454,052
JTEKT Corp.	31,400	466,672
Juroku Bank Ltd. (The)	33,000	115,100
JX Holdings, Inc.	446,500	2,149,983
K's Holdings Corp.	3,900	108,406
Kagoshima Bank Ltd. (The)	22,000	139,611
Kajima Corp.(a)	133,000	466,463
Kamigumi Co., Ltd.	32,000	310,963
Kaneka Corp.	80,000	485,201
Kawasaki Kisen Kaisha Ltd.	167,000	360,810
Keiyo Bank (The)	24,000	102,311
Kewpie Corp.	7,100	97,748
Kirin Holdings Co., Ltd.	17,000	235,528
Kobe Steel Ltd.	613,000	813,651
Konica Minolta, Inc.	125,000	1,166,255
Kuraray Co., Ltd.	74,400	850,574
Kurita Water Industries Ltd.(a)	3,100	67,247
Kyocera Corp.	50,400	2,272,065
Kyowa Hakko Kirin Co., Ltd.(a)	37,000	394,323
Lintec Corp.	2,100	40,041
LIXIL Group Corp.	11,900	328,125
Marubeni Corp.(a)	310,000	2,081,384
Marui Group Co., Ltd.	55,700	477,590
Medipal Holdings Corp.(a)	19,700	301,183
MEIJI Holdings Co., Ltd.	7,500	473,042
Mitsubishi Chemical Holdings Corp.	377,400	1,568,615
Mitsubishi Corp.	220,900	4,100,609
Mitsubishi Gas Chemical Co., Inc.	62,000	349,600
Mitsubishi Logistics Corp.	15,000	208,691
Mitsubishi Materials Corp.(a)	262,000	743,749
Mitsubishi Tanabe Pharma Corp.	38,200	534,056
Mitsubishi UFJ Financial Group, Inc.	1,137,000	6,245,982
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	5,713,624
Mitsui & Co., Ltd.	271,400	3,836,386
Mitsui & Co., Ltd., ADR	2,885	813,772
Mitsui Chemicals, Inc.(a)	126,000	308,850
Mitsui Engineering & Shipbuilding Co., Ltd.	44,000	92,932
Mitsui Mining & Smelting Co., Ltd.	39,000	89,929
Mitsui OSK Lines Ltd.	220,000	856,852
Mizuho Financial Group, Inc.(a)	3,150,800	6,227,420
MS&AD Insurance Group Holdings, Inc.	67,700	1,550,577
Nagase & Co., Ltd.	24,000	296,469
NEC Corp.	681,000	2,091,527
NHK Spring Co., Ltd.	4,800	44,505
Nippo Corp.	8,000	110,449
Nippon Electric Glass Co., Ltd.(a)	54,000	277,808
Nippon Express Co., Ltd.	151,000	738,798
Nippon Meat Packers, Inc.(a)	25,067	373,279
Nippon Paper Industries Co., Ltd.(a)	20,300	382,536
Nippon Sheet Glass Co., Ltd.*	16,000	22,787
Nippon Shokubai Co., Ltd.(a)	18,000	212,585
Nippon Steel Sumitomo Metal Corp.	1,310,275	3,579,882
Nippon Yusen KK(a)	393,000	1,142,276
Nishi-Nippon City Bank Ltd. (The)	89,000	200,048
Nissan Motor Co., Ltd.(a)	382,500	3,409,388
Nissan Shatai Co., Ltd.	1,000	16,751
Nisshin Seifun Group, Inc.(a)	32,999	362,553
Nisshin Steel Holdings Co., Ltd.	15,999	136,871
Nisshinbo Holdings, Inc.	23,000	196,541
NKSJ Holdings, Inc.	36,400	935,259
NOK Corp.(a)	23,300	380,376
North Pacific Bank Ltd.	32,000	129,904
NTN Corp.*	95,000	323,064
NTT DOCOMO, Inc.	267,400	4,217,674
Obayashi Corp.(a)	99,000	558,233
Oji Holdings Corp.	202,000	904,171
Onward Holdings Co., Ltd.	28,000	193,964
Otsuka Holdings Co., Ltd.	14,100	421,709
Pola Orbis Holdings, Inc.	2,800	111,360
Rengo Co., Ltd.	18,000	96,614
Resona Holdings, Inc.	132,800	642,031
Ricoh Co., Ltd.	198,000	2,282,808
San-In Godo Bank Ltd. (The)	22,000	148,777
Sankyo Co., Ltd.	6,900	290,467
SBI Holdings, Inc.	25,500	307,339
Seino Holdings Co., Ltd.	23,000	219,048
Sekisui Chemical Co., Ltd.	40,000	415,831
Sekisui House Ltd.	101,000	1,253,510
Shiga Bank Ltd. (The)	30,000	162,767
Shimizu Corp.(a)	90,000	466,502
Shinsei Bank Ltd.(a)	43,000	84,571
Shizuoka Bank Ltd. (The)	72,000	702,456
Showa Denko KK(a)	344,000	486,596
Showa Shell Sekiyu KK	29,700	265,304
SKY Perfect JSAT Holdings, Inc.	31,500	168,464
Sojitz Corp.	197,900	337,455
Sony Corp., ADR(a)	212,565	4,064,243
Sumitomo Bakelite Co., Ltd.	36,000	138,468
Sumitomo Chemical Co., Ltd.(a)	435,000	1,605,726
Sumitomo Corp.(a)	218,000	2,773,182
Sumitomo Electric Industries Ltd.	144,800	2,154,850
Sumitomo Forestry Co., Ltd.	28,900	290,358
Sumitomo Heavy Industries Ltd.(a)	86,000	349,116
Sumitomo Metal Mining Co., Ltd.	121,000	1,519,314
Sumitomo Mitsui Financial Group, Inc.	83,600	3,571,113
Sumitomo Mitsui Trust Holdings, Inc.	123,000	555,326
Sumitomo Rubber Industries Ltd.	8,700	110,757
Suzuken Co., Ltd.	11,400	441,244
Suzuki Motor Corp.	46,800	1,221,520
T&D Holdings, Inc.	70,200	834,524
Takashimaya Co., Ltd.(a)	45,000	422,032
Takata Corp.	1,800	45,238
TDK Corp.(a)	35,300	1,474,040
Teijin Ltd.(a)	213,000	528,295
TOKAI RIKA Co., Ltd.	8,100	136,079
Tokio Marine Holdings, Inc.	7,400	222,111
Toppan Printing Co., Ltd.(a)	156,000	1,116,931
Toshiba TEC Corp.	6,000	34,123
Tosoh Corp.	76,000	293,058
Toyo Seikan Group Holdings Ltd.(a)	42,200	685,242
Toyobo Co., Ltd.	39,000	61,212
Toyoda Gosei Co., Ltd.	8,300	159,141
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Toyota Boshoku Corp.	6,700	$67,704
Toyota Tsusho Corp.	49,500	1,256,503
Ube Industries Ltd.(a)	201,000	370,004
UNY Group Holdings Co., Ltd.	39,000	232,001
Ushio, Inc.	8,800	113,565
Wacoal Holdings Corp.	14,000	142,828
Yamada Denki Co., Ltd.(a)	99,500	331,618
Yamaguchi Financial Group, Inc.	51,000	459,526
Yamaha Corp.	32,700	421,046
Yamato Kogyo Co., Ltd.	6,000	188,054
Yamazaki Baking Co., Ltd.(a)	27,000	319,663
		136,623,337
Netherlands — 3.7%
Aegon NV	237,031	2,175,774
Akzo Nobel NV	37,254	3,039,859
ArcelorMittal	169,087	2,724,264
ArcelorMittal-NY Registered(a)	95,623	1,544,312
Fugro NV(a)	2,937	180,600
ING Groep NV*	513,355	7,266,719
Koninklijke Ahold NV	121,085	2,432,122
Koninklijke Boskalis Westminster NV	7,055	388,481
Koninklijke DSM NV	32,654	2,240,966
Koninklijke KPN NV*	84,575	298,860
Koninklijke Philips NV	75,517	2,653,437
TNT Express NV	2,208	21,685
		24,967,079
New Zealand — 0.1%
Auckland International Airport Ltd.	34,900	115,397
Contact Energy Ltd.	113,218	522,723
Fletcher Building Ltd.	9,681	79,984
		718,104
Norway — 0.7%
DnB ASA	105,010	1,825,635
Norsk Hydro ASA	262,901	1,310,597
Orkla ASA(a)	29,615	252,488
Statoil ASA	8,118	229,123
Stolt-Nielsen Ltd.	167	4,853
Storebrand ASA*	70,912	409,167
Subsea 7 SA(a)	32,952	612,505
Yara International ASA	5,567	246,005
		4,890,373
Portugal — 0.1%
Banco Espirito Santo SA*	414,564	776,157
Singapore — 1.0%
CapitaLand Ltd.	742,000	1,704,730
City Developments Ltd.	18,000	144,527
DBS Group Holdings Ltd.	43,368	557,485
Golden Agri-Resources Ltd.(a)	1,296,000	592,416
Hutchison Port Holdings Trust	395,000	256,750
Keppel Land Ltd.	134,000	357,930
Neptune Orient Lines Ltd.*	150,749	119,243
Olam International Ltd.(a)	232,000	409,444
OUE Hospitality Trust	10,667	7,165
OUE Ltd.	64,000	113,968
Singapore Airlines Ltd.(a)	157,340	1,309,603
United Industrial Corp. Ltd.	142,000	355,593
UOL Group Ltd.	13,000	64,695
Venture Corp. Ltd.	10,000	59,305
Wilmar International Ltd.	318,000	874,696
		6,927,550
Spain — 2.4%
Acciona SA(a)	7,271	629,461
Banco de Sabadell SA	323,862	1,000,309
Banco Popular Espanol SA	241,129	1,820,408
Banco Santander SA	511,768	4,879,561
CaixaBank SA	176,415	1,134,988
EDP Renovaveis SA	18,086	120,445
Iberdrola SA	707,094	4,944,672
Repsol SA(a)	83,050	2,119,516
		16,649,360
Sweden — 3.0%
Boliden AB	38,387	583,607
Holmen AB, B Shares	15,168	556,587
Meda AB, A Shares	17,381	267,067
Nordea Bank AB	353,398	5,012,428
SSAB AB, A Shares(a)	40,570	313,162
SSAB AB, B Shares(a)	279,497	3,836,860
SSAB Svenskt Stal AB, Series B(a)	17,977	120,573
Svenska Cellulosa AB, Series A	922	27,152
Svenska Cellulosa AB, Series B	71,842	2,114,534
Svenska Handelsbanken AB, A Shares(a)	11,572	580,719
Swedbank AB, A Shares	38,325	1,028,545
Tele2 AB, B Shares	6,470	80,271
Telefonaktiebolaget LM Ericsson	320,913	4,274,014
Telefonaktiebolaget LM Ericsson, A Shares	698	8,822
TeliaSonera AB	208,218	1,569,927
		20,374,268
Switzerland — 9.3%
Adecco SA*	32,604	2,712,544
Alpiq Holding AG*	161	22,218
Aryzta AG*	14,308	1,264,018
Baloise Holding AG	9,842	1,237,974
Clariant AG*	49,325	958,547
Credit Suisse Group AG*	244,391	7,903,556
Givaudan SA*	376	581,406
Holcim Ltd.*	63,904	5,291,299
Lonza Group AG*	5,819	593,386
Novartis AG	194,809	16,526,978
OC Oerlikon Corp. AG*	4,800	80,900
Sulzer AG	3,546	487,347
Swiss Life Holding AG*	5,342	1,311,254
Swiss Re AG*	105,210	9,752,796
UBS AG*	347,194	7,171,271
Zurich Insurance Group AG*	24,273	7,451,719
		63,347,213
United Kingdom — 15.9%
Anglo American PLC	155,997	3,969,975
Barclays PLC	1,559,321	6,067,518
Barclays PLC, ADR	144,356	2,266,389
Barratt Developments PLC	25,310	174,057
BP PLC, ADR	552,842	26,591,700
Carnival PLC(a)	29,821	1,143,934
Carnival PLC, ADR	13,345	508,147
Glencore Xstrata PLC*	509,503	2,623,003
HSBC Holdings PLC	183,564	1,859,125
HSBC Holdings PLC, ADR(a)	220,708	11,218,588
Investec PLC	75,983	614,121
J Sainsbury PLC(a)	262,828	1,385,067
Kingfisher PLC	487,696	3,426,245
Lloyds Banking Group PLC*	2,506,653	3,119,599
Lloyds Banking Group PLC, ADR(a)*	52,027	264,817
Mondi PLC	9,810	171,561
Old Mutual PLC	674,385	2,260,969
Pearson PLC, ADR(a)	27,747	494,174

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Resolution Ltd.	212,339	$1,057,755
Royal Bank of Scotland Group PLC*	230,284	1,193,985
Royal Bank of Scotland Group PLC, ADR(a)*	44,144	458,215
Royal Dutch Shell PLC, A Shares	4,933	180,189
Royal Dutch Shell PLC, ADR(a)	227,594	17,777,367
Royal Dutch Shell PLC, ADR	111,225	8,126,098
RSA Insurance Group PLC*	40,593	60,603
Vedanta Resources PLC(a)	2,183	32,827
Vodafone Group PLC	2,789,236	10,244,116
WM Morrison Supermarkets PLC	435,995	1,548,231
		108,838,375
United States — 0.0%
Verizon Communications, Inc.(a)	3,590	170,776
TOTAL COMMON STOCKS (Identified Cost $568,395,703)		677,572,395

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE	2,494	256,074
TOTAL PREFERRED STOCKS (Identified Cost $153,232)		256,074

RIGHTS & WARRANTS — 0.0%
United Kingdom — 0.0%
RGA Insurance Group PLC, expires 4/9/14*	15,223	8,502
Italy — 0.0%
Banco Popolare SC, expires 4/17/14*	3,618	30,803
Hong Kong — 0.0%
New World Development Co., Ltd., expires 4/17/14*	282,408	58,255
TOTAL RIGHTS & WARRANTS (Identified Cost $88,679)		97,560

SHORT-TERM INVESTMENTS — 0.0%
United States — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	240	240
		241
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $241)		241

COLLATERAL FOR SECURITIES ON LOAN — 14.2%
Short-Term — 14.2%
State Street Navigator Securities Lending Prime Portfolio	97,252,141	97,252,141
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $97,252,141)		97,252,141

Total Investments — 113.4% (Identified Cost $665,889,996)#		775,178,411

Liabilities, Less Cash and Other Assets — (13.4%)		(91,553,209)
Net Assets — 100.0%		$683,625,202

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $94,086,537.
#

At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $665,889,996. Net unrealized appreciation aggregated $109,288,415 of which $142,280,406 related to appreciated investment securities and $32,991,991 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings as of March 31, 2014
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.2%
Oil, Gas & Consumable Fuels	13.8%
Insurance	9.7%
Metals & Mining	5.7%
Automobiles	4.8%
Capital Markets	3.5%
Chemicals	3.4%
Pharmaceuticals	3.1%
Trading Companies & Distributors	2.9%
Diversified Telecommunication Services	2.8%

SA International Value Fund

March 31, 2014
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	20.1%
United Kingdom	16.1%
France	10.9%
Canada	9.6%
Switzerland	9.3%
Germany	8.3%
Australia	5.3%
Netherlands	3.7%
Sweden	3.0%
Other	13.7%
100.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio(a)	16,084,970	$322,021,101
TOTAL MUTUAL FUNDS (Identified Cost $187,481,721)		322,021,101

Total Investments — 100.0% (Identified Cost $187,481,721)#		322,021,101

Cash and Other Assets, Less Liabilities — 0.0%		107,683
Net Assets — 100.0%		$322,128,784

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#

At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $187,481,721. Net unrealized appreciation aggregated $134,539,380, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Brazil — 6.1%
ALL - America Latina Logistica SA	34,300	$114,434
Banco do Brasil SA	87,175	875,976
Banco Santander Brasil SA	19,400	107,474
Banco Santander Brasil SA, ADR	121,640	677,535
BM&FBOVESPA SA	248,631	1,232,745
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,200	163,752
Fibria Celulose SA*	7,700	85,620
Fibria Celulose SA, ADR(a)*	42,916	474,651
Gerdau SA	17,300	90,274
Gerdau SA, ADR	159,539	1,022,645
JBS SA	156,629	535,673
Magnesita Refratarios SA	7,500	16,593
Marfrig Global Foods SA*	38,390	74,276
MRV Engenharia e Participacoes SA	62,200	221,771
PDG Realty SA Empreendimentos e Participacoes*	225,484	143,101
Petroleo Brasileiro SA	24,892	164,118
Petroleo Brasileiro SA, ADR	188,876	2,483,719
QGEP Participacoes SA	5,326	19,060
Usinas Siderurgicas de Minas Gerais SA*	25,400	103,100
Vale SA, ADR(a)	9,400	130,002
		8,736,519
Chile — 1.7%
Cencosud SA	58,468	193,943
Cencosud SA, ADR	19,950	195,310
Cia General de Electricidad SA	18,040	88,164
Cia Sud Americana de Vapores SA*	523,822	25,629
Empresas CMPC SA	191,454	440,253
Enersis SA, ADR	68,236	1,059,705
Gasco SA	200	2,115
Grupo Security SA	133,299	47,644
Inversiones Aguas Metropolitanas SA	36,299	58,912
Latam Airlines Group SA, ADR(a)	10,895	163,970
Ripley Corp. SA	107,262	66,895
Sociedad Matriz SAAM SA	240,287	20,735
Vina Concha y Toro SA	7,315	15,073
		2,378,348
China — 13.6%
Agile Property Holdings Ltd.(a)	129,859	106,479
Agricultural Bank of China Ltd., H Shares	1,145,000	498,949
Air China Ltd., H Shares	182,000	107,466
Aluminum Corp. of China Ltd., ADR(a)*	1,703	14,697
Aluminum Corp. of China Ltd., H Shares(a)*	360,000	123,922
Angang Steel Co., Ltd., H Shares(a)*	78,000	48,068
Bank of China Ltd., H Shares	4,779,902	2,119,882
Bank of Communications Co., Ltd., H Shares	581,400	380,029
BBMG Corp., H Shares	126,000	98,279
Beijing Capital International Airport Co., Ltd., H Shares	132,000	90,025
Beijing Enterprises Holdings Ltd.	13,000	116,483
BYD Electronic International Co., Ltd.*	91,000	53,381
Chaoda Modern Agriculture Holdings Ltd.(a)*	62,354	8,843
China Agri-Industries Holdings Ltd.	167,700	65,294
China BlueChemical Ltd., H Shares	60,000	30,864
China Citic Bank Corp. Ltd., H Shares	554,000	319,265
China Coal Energy Co., Ltd., H Shares(a)	461,000	260,321
China Communication Services Corp. Ltd., H Shares	211,600	97,936
China Communications Construction Co., Ltd., H Shares	470,000	327,815
China Construction Bank Corp., H Shares	2,767,810	1,937,628
China COSCO Holdings Co., Ltd., H Shares(a)*	232,000	96,012
China Eastern Airlines Corp. Ltd., H Shares*	168,000	56,097
China Everbright Ltd.	72,000	92,454
China Hongqiao Group Ltd.	81,500	51,486
China Lumena New Materials Corp.(a)(b)	224,000	36,099
China Merchants Bank Co., Ltd., H Shares	244,500	443,829
China Merchants Holdings International Co., Ltd.	60,892	209,607
China Minsheng Banking Corp. Ltd., H Shares(a)	222,000	222,673
China National Building Material Co., Ltd., H Shares(a)	284,000	284,860
China National Materials Co., Ltd., H Shares	121,000	21,684
China Petroleum & Chemical Corp., ADR(a)	17,646	1,579,317
China Petroleum & Chemical Corp., H Shares	826,400	741,539
China Railway Construction Corp. Ltd., H Shares	183,500	155,194
China Railway Group Ltd., H Shares	398,000	185,236
China Rongsheng Heavy Industries Group Holdings Ltd.(a)*	255,000	40,766
China Shanshui Cement Group Ltd.	125,000	52,698
China Shipping Container Lines Co., Ltd., H Shares(a)*	303,200	68,798
China Shipping Development Co., Ltd., H Shares(a)*	87,543	49,999
China South City Holdings Ltd.(a)	176,000	80,325
China Southern Airlines Co., Ltd., H Shares(a)	198,000	64,328
China Travel International Inv HK	208,000	42,101
China Unicom Hong Kong Ltd.	54,000	70,872
China Unicom Hong Kong Ltd., ADR(a)	51,381	676,174
China Yurun Food Group Ltd.(a)*	170,000	87,668
China ZhengTong Auto Services Holdings Ltd.(a)*	2,000	1,111
China Zhongwang Holdings Ltd.*	154,000	48,047
Chongqing Rural Commercial Bank Co., Ltd., H Shares(a)	115,000	50,558
Citic Pacific Ltd.(a)	151,000	267,095
Citic Resources Holdings Ltd.*	228,000	30,277
COSCO Pacific Ltd.	156,440	199,470
Dalian Port PDA Co., Ltd., H Shares	86,000	19,292
Evergrande Real Estate Group Ltd.(a)	634,000	299,978
Fosun International Ltd.	163,500	205,310
Franshion Properties China Ltd.(a)	382,000	127,555
GCL-Poly Energy Holdings Ltd.(a)*	449,000	162,083
Glorious Property Holdings Ltd.*	228,000	31,158
GOME Electrical Appliances Holding Ltd.(a)	1,108,000	187,131
Greentown China Holdings Ltd.	76,000	82,501
Guangshen Railway Co., Ltd., ADR	3,500	74,060
Guangzhou Automobile Group Co., Ltd., H Shares	156,870	164,828
Guangzhou R&F Properties Co., Ltd.(a)	66,800	96,284
Harbin Electric Co., Ltd., H Shares	54,000	30,702
Hopson Development Holdings Ltd.(a)*	58,000	54,287
Industrial & Commercial Bank of China Ltd., H Shares	2,517,000	1,547,875
Jiangxi Copper Co., Ltd., H Shares	131,000	220,233

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Kaisa Group Holdings Ltd.(a)*	172,000	$61,646
Kingboard Chemical Holdings Ltd.	71,000	138,586
Kingboard Laminates Holdings Ltd.	50,000	18,372
KWG Property Holding Ltd.	147,500	81,010
Maanshan Iron & Steel, H Shares(a)*	270,000	59,176
Maoye International Holdings Ltd.	82,000	12,263
Metallurgical Corp. of China Ltd., H Shares(a)*	310,000	52,756
Mingfa Group International Co., Ltd.*	51,000	13,479
Minth Group Ltd.	10,000	20,396
MMG Ltd.(a)*	88,000	18,153
New World China Land Ltd.(a)	304,800	256,603
Nine Dragons Paper Holdings Ltd.(a)	152,000	118,559
Poly Property Group Co., Ltd.(a)	229,000	100,971
Renhe Commercial Holdings Co., Ltd.*	1,216,000	76,034
Semiconductor Manufacturing International Corp.(a)*	1,420,000	106,182
Semiconductor Manufacturing International Corp., ADR(a)*	2,052	7,757
Shanghai Industrial Holdings Ltd.	55,000	181,880
Shenzhen International Holdings Ltd.	62,750	78,554
Shenzhen Investment Ltd.	224,280	72,288
Shimao Property Holdings Ltd.	130,500	286,018
Shougang Fushan Resources Group Ltd.(a)	344,000	104,666
Shui On Land Ltd.	388,041	108,560
Sino-Ocean Land Holdings Ltd.(a)	295,179	160,976
Sinofert Holdings Ltd.	156,000	20,112
Sinotrans Ltd., H Shares	106,000	53,024
Sinotrans Shipping Ltd.	194,573	57,947
Sinotruk Hong Kong Ltd.	60,000	32,334
Skyworth Digital Holdings Ltd.(a)	234,849	129,286
Soho China Ltd.	195,500	160,806
Sunac China Holdings Ltd.	185,000	106,852
TCC International Holdings Ltd.	64,000	32,179
Tian An China Investment	10,000	8,380
Travelsky Technology Ltd., H Shares(a)	76,500	67,954
Yanzhou Coal Mining Co., Ltd., ADR(a)	4,285	32,180
Yanzhou Coal Mining Co., Ltd., H Shares(a)	164,000	123,901
Yuexiu Property Co., Ltd.(a)	515,800	106,399
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares(a)	127,400	88,366
		19,269,882
Colombia — 0.8%
Almacenes Exito SA	2,474	37,237
Cementos Argos SA	54,228	277,198
Grupo Argos SA	15,373	161,219
Grupo de Inversiones Suramericana SA	25,303	468,351
Grupo Nutresa SA	10,370	143,459
		1,087,464
Czech Republic — 0.6%
CEZ AS	26,851	769,431
Unipetrol, AS*	14,712	106,651
		876,082
Greece — 0.4%
Ellaktor SA*	8,728	48,818
GEK Terna Holding Real Estate Construction SA*	8,282	45,639
Hellenic Petroleum SA	19,668	196,985
Marfin Investment Group Holdings SA*	20,094	14,644
Mytilineos Holdings SA*	16,096	155,001
Piraeus Bank SA*	35,609	98,113
		559,200
Hungary — 0.3%
OTP Bank PLC	21,318	408,270
		408,270
India — 8.5%
Adani Enterprises Ltd.	47,321	291,426
Aditya Birla Nuvo Ltd.	5,806	105,830
Allahabad Bank Ltd.	1,836	2,784
Apollo Tyres Ltd.	25,448	67,814
Arvind Ltd.	33,368	97,217
Ashok Leyland Ltd.	298,963	118,138
Bajaj Finserv Ltd.	4,450	58,573
Bajaj Holdings and Investment Ltd.	6,231	106,419
Bank of Baroda	4,881	58,762
Bank of India	22,041	84,311
Bharat Electronics Ltd.	991	19,082
Bharat Heavy Electricals Ltd.	98,056	320,163
Bhushan Steel Ltd.	11,125	84,216
Cairn India Ltd.	81,823	455,132
Canara Bank	5,493	24,281
Central Bank Of India	22,808	19,095
Corporation Bank	250	1,164
Crompton Greaves Ltd.	49,779	133,527
DLF Ltd.	86,664	255,396
EID Parry India Ltd.	7,288	16,438
Essar Oil Ltd.*	1,762	1,502
Essar Ports Ltd.	2,998	2,560
Federal Bank Ltd.	48,135	76,568
Fortis Healthcare Ltd.*	5,998	9,772
GAIL India Ltd.	63,600	398,655
GAIL India Ltd., GDR	155	5,785
Great Eastern Shipping Co., Ltd. (The)	8,730	50,416
Gujarat State Petronet Ltd.	2,936	3,395
Hexa Tradex Ltd.*	2,323	877
Hindalco Industries Ltd.	260,487	614,989
ICICI Bank Ltd., ADR(a)	14,990	656,562
IDBI Bank Ltd.	16,131	17,610
IDFC Ltd.	28,677	58,533
IFCI Ltd.	14,171	6,288
Indiabulls Housing Finance Ltd.	1,875	7,378
Indian Bank	12,173	23,522
Indian Hotels Co., Ltd.	47,733	58,585
Indian Overseas Bank	26,718	22,771
ING Vysya Bank Ltd.	770	8,188
Jaiprakash Associates Ltd.	179,807	160,621
Jammu & Kashmir Bank Ltd.	2,469	64,075
Jaypee Infratech Ltd.	42,410	15,019
Jindal Steel & Power Ltd.	29,112	142,580
JSW Energy Ltd.	96,702	95,532
JSW Steel Ltd.	21,302	369,506
MAX India Ltd.	5,016	17,386
Mphasis Ltd.	5,447	36,560
National Aluminium Co., Ltd.	72,404	47,887
Oriental Bank of Commerce	7,526	27,976
Piramal Enterprises Ltd.	8,131	74,200
Prestige Estates Projects Ltd.	5,865	16,724
Reliance Capital Ltd.	8,971	51,883
Reliance Communications Ltd.	126,655	272,725
Reliance Industries Ltd.	221,611	3,479,874
Reliance Industries Ltd., GDR(c)	16,067	498,077
Reliance Power Ltd.*	143,514	169,653
Sesa Sterlite Ltd.	130,636	410,900
Sesa Sterlite Ltd., ADR(a)	19,540	242,687
Sintex Industries Ltd.	2,823	2,056
Sobha Developers Ltd.	6,105	38,257
State Bank of India Ltd.	12,285	394,144

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
State Bank of India Ltd., GDR	1,400	$89,040
Syndicate Bank	19,381	31,008
Tata Chemicals Ltd.	12,834	61,642
Tata Communications Ltd.	3,001	15,426
Tata Global Beverages Ltd.	50,870	127,808
Tata Steel Ltd.	73,608	485,359
TV18 Broadcast Ltd.*	108,396	45,919
Union Bank of India	6,100	13,978
Unitech Ltd.*	140,124	32,730
UPL Ltd.	50,040	155,216
Videocon Industries Ltd.	10,038	26,976
Wockhardt Ltd.	6,656	51,144
		12,108,292
Indonesia — 2.7%
Adaro Energy Tbk PT	2,481,500	214,073
Alam Sutera Realty Tbk PT	2,147,000	112,453
Aneka Tambang Tbk PT	967,000	96,615
Astra Agro Lestari Tbk PT	15,000	34,331
Bakrie and Brothers Tbk PT*	584,500	2,573
Bank Danamon Indonesia Tbk PT	378,773	145,041
Bank Mandiri Tbk PT	237,500	197,568
Bank Negara Indonesia Persero Tbk PT	1,411,366	616,230
Bank Pan Indonesia Tbk PT*	1,140,000	75,264
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	13,155
Bank Tabungan Negara Tbk PT	401,090	45,370
Bhakti Investama Tbk PT	2,191,000	66,154
Bumi Resources Minerals Tbk PT*	291,500	6,056
Bumi Resources Tbk PT*	318,500	7,542
Bumi Serpong Damai Tbk PT	170,000	24,467
Ciputra Development Tbk PT	1,821,500	185,998
Gajah Tunggal Tbk PT	517,400	96,785
Garuda Indonesia Persero Tbk PT*	350,500	15,334
Global Mediacom Tbk PT	654,500	135,394
Holcim Indonesia Tbk PT	213,000	51,750
Indah Kiat Pulp and Paper Corp., Tbk PT*	344,500	45,185
Indika Energy Tbk PT	43,500	2,240
Indofood Sukses Makmur Tbk PT	536,500	344,758
Japfa Comfeed Indonesia Tbk PT	370,000	45,924
Krakatau Steel Persero Tbk PT*	252,500	11,447
Lippo Karawaci Tbk PT	4,223,375	403,377
Matahari Putra Prima Tbk PT	130,500	30,844
Medco Energi Internasional Tbk PT	326,300	78,128
Panin Financial Tbk PT*	2,499,800	57,214
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	519,500	101,065
Salim Ivomas Pratama Tbk PT	964,200	77,662
Sentul City Tbk PT*	1,701,500	27,110
Sinar Mas Multiartha Tbk PT	7,500	2,278
Timah Tbk PT	515,200	88,437
United Tractors Tbk PT	132,000	241,109
Vale Indonesia Tbk PT	666,000	165,328
XL Axiata Tbk PT	48,900	18,940
		3,883,199
Korea — 14.4%
BS Financial Group, Inc.	8,140	115,089
CJ Corp.	1,399	178,744
CJ E&M Corp.*	535	22,441
CJ Korea Express Co., Ltd.*	646	68,578
Daelim Industrial Co., Ltd.	3,949	321,648
Daewoo Engineering & Construction Co., Ltd.*	12,790	95,524
Daewoo Securities Co., Ltd.*	22,417	172,690
Daishin Securities Co., Ltd.	3,000	25,168
Daou Technology, Inc.	2,100	28,212
DGB Financial Group, Inc.	9,150	132,378
Dongkuk Steel Mill Co., Ltd.	3,800	44,445
Doosan Corp.	538	70,001
Doosan Engine Co., Ltd.*	1,470	13,106
Doosan Heavy Industries & Construction Co., Ltd.	6,540	215,962
Doosan Infracore Co., Ltd.*	2,690	34,622
E-Mart Co., Ltd.	1,243	284,928
GS Engineering & Construction Corp.*	4,395	149,879
GS Holdings Corp.	6,994	316,700
Hana Financial Group, Inc.	21,821	797,442
Handsome Co., Ltd.	1,970	48,859
Hanil Cement Co., Ltd.	309	37,448
Hanjin Heavy Industries & Construction Co., Ltd.*	3,511	44,529
Hanjin Shipping Co., Ltd.*	13,671	82,582
Hansol Paper Co., Ltd.	2,970	33,761
Hanwha Chem Corp.	10,960	199,235
Hanwha Corp.	5,740	173,098
Hanwha Life Insurance Co., Ltd.	14,250	93,443
Hyosung Corp.	3,242	233,910
Hyundai Development Co.	7,680	216,450
Hyundai Heavy Industries Co., Ltd.	6,821	1,352,089
Hyundai Motor Co.	2,560	603,654
Hyundai Securities Co.*	13,937	84,582
Hyundai Steel Co.	7,089	458,193
Industrial Bank of Korea	12,480	158,279
KB Financial Group, Inc.	1,370	47,943
KB Financial Group, Inc., ADR*	31,479	1,106,487
KCC Corp.	487	249,345
Kolon Industries, Inc.	1,802	92,093
Korea Investment Holdings Co., Ltd.	4,550	157,302
Korean Air Lines Co., Ltd.*	3,920	141,966
Korean Reinsurance Co.	4,753	45,992
LG Corp.	9,696	527,407
LG Display Co., Ltd.*	4,160	104,151
LG Display Co., Ltd., ADR(a)*	55,508	693,850
LG Electronics, Inc.	14,676	894,802
LG Fashion Corp.	2,480	65,003
LG International Corp.	3,030	80,272
LG Uplus Corp.	10,670	104,750
LIG Insurance Co., Ltd.	1,710	50,282
Lotte Chemical Corp.	296	52,279
Lotte Chilsung Beverage Co., Ltd.	62	86,903
Lotte Confectionery Co., Ltd.	75	128,447
Lotte Shopping Co., Ltd.	1,761	554,216
Mirae Asset Securities Co., Ltd.	3,100	120,278
Nong Shim Co., Ltd.	100	28,043
Pan Ocean Co., Ltd.*	601	2,648
Poongsan Corp.	2,070	49,589
POSCO	336	93,434
POSCO, ADR	34,057	2,363,896
Samsung C&T Corp.	11,993	695,165
Samsung Life Insurance Co., Ltd.	473	44,658
Samsung SDI Co., Ltd.	3,811	576,421
Samyang Holdings Corp.	204	13,684
Seah Besteel Corp.	1,570	40,192
SeAH Steel Corp.	130	13,129
Shinhan Financial Group Co., Ltd.	11,620	513,072
Shinhan Financial Group Co., Ltd., ADR*	24,410	1,072,819
Shinsegae Co., Ltd.	895	193,807
SK Chemicals Co., Ltd.	1,425	84,205
SK Gas Co., Ltd.	386	29,228
SK Holdings Co., Ltd.	3,895	706,219

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
SK Innovation Co., Ltd.	9,010	$1,032,665
SK Networks Co., Ltd.*	13,860	123,177
SKC Co., Ltd.	110	3,198
STX Offshore & Shipbuilding Co., Ltd.(b)*	1,566	8,165
Sungwoo Hitech Co., Ltd.	4,848	76,970
Taekwang Industrial Co., Ltd.	36	46,334
Tongyang Life Insurance	3,790	36,317
Woori Finance Holdings Co., Ltd.*	16,870	191,768
Woori Finance Holdings Co., Ltd., ADR*	3,675	127,339
Woori Investment & Securities Co., Ltd.	15,300	126,919
Young Poong Corp.	19	21,063
		20,525,561
Malaysia — 4.8%
Affin Holdings Berhad	96,900	114,838
AirAsia BHD	307,900	240,436
Alliance Financial Group Berhad	97,000	130,997
AMMB Holdings Berhad	201,687	443,458
Batu Kawan Berhad	18,800	113,416
Berjaya Corp. Berhad	442,500	71,819
Berjaya Land Berhad	215,200	55,357
Boustead Holdings Berhad	58,184	96,572
Cahya Mata Sarawak Bhd	16,900	50,718
DRB-Hicom Berhad	191,500	144,849
Eastern & Oriental Bhd	137,500	89,267
Genting Bhd	306,500	938,601
Genting Malaysia Bhd	319,200	410,547
HAP Seng Consolidated Berhad	109,300	100,748
Hap Seng Plantations Holdings Berhad	19,600	16,266
Hong Leong Financial Group Berhad	26,900	129,166
IGB Corp. Berhad	137,383	114,013
IJM Corp. Berhad	241,780	454,610
IJM Land Bhd	60,000	54,387
IJM Plantations Bhd	26,300	26,981
Jaya Tiasa Holdings BHD	54,200	45,810
Kulim Malaysia Berhad*	70,100	72,129
Mah Sing Group Bhd	126,699	84,582
Malaysia Airports Holdings Bhd	31,600	77,415
Malaysian Airline System Bhd*	228,900	14,720
Malaysian Bulk Carriers Bhd	60,500	37,980
Malaysian Resources Corp. Bhd	193,900	97,380
Media Prima Bhd	30,700	22,187
MISC Berhad*	218,320	461,310
MMC Corp. Berhad	173,500	149,830
Multi-Purpose Holdings BHD	86,100	78,836
Oriental Holdings Berhad	23,560	51,875
OSK Holdings Berhad	83,537	42,721
Parkson Holdings Bhd	100,700	92,513
PPB Group Berhad	86,200	438,721
RHB Capital Berhad	79,816	205,803
Shell Refining Co., Federation of Malaya Berhad	8,600	16,197
SP Setia Bhd	109,800	98,183
Star Publications Malaysia Bhd	6,200	4,500
Sunway Bhd	158,600	147,162
Supermax Corp. Bhd	22,500	17,915
TA Global Berhad	55,560	5,274
TAN Chong Motor Holdings BHD	9,600	16,257
Time dotCom Bhd*	57,980	68,358
UEM Sunrise Bhd	48,600	32,742
UOA Development Bhd	80,300	53,361
Wah Seong Corp. Bhd	3,554	2,079
WCT Holdings Bhd	140,290	93,226
YTL Corp. Berhad	1,017,509	476,738
		6,802,850
Mexico — 6.4%
Alfa SAB de CV, Class A	314,000	793,689
Alpek SA de CV	26,619	47,425
America Movil SAB de CV, Series L, ADR(a)	10,226	203,293
Arca Continental SAB de CV	32,001	190,920
Cemex SAB de CV*	460,361	583,584
Cemex SAB de CV, ADR(a)*	74,761	944,231
Controladora Comercial Mexicana SAB de CV	36,957	153,286
Empresas ICA SAB de CV, ADR(a)*	1,800	11,862
Fomento Economico Mexicano SAB de CV, ADR(a)	20,700	1,930,068
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	5,200	304,148
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	1,900	233,016
Grupo Carso SAB de CV, Series A	47,917	251,412
Grupo Comercial Chedraui SA de CV	26,226	77,138
Grupo Elektra SAB de CV	4,550	140,788
Grupo Financiero Banorte SAB de CV	167,688	1,134,018
Grupo Financiero Inbursa SA	74,100	191,444
Grupo Financiero Santander Mexico SAB de CV, Class B	83,100	203,684
Grupo Mexico SAB de CV, Series B	214,443	676,730
Grupo Simec SAB de CV, Series B*	9,900	37,786
Grupo Televisa SAB, ADR(a)	696	23,170
Industrias Bachoco SAB de CV, ADR(a)	593	25,885
Industrias CH SAB de CV, Series B*	22,900	127,011
Inmuebles Carso SAB de CV*	47,917	48,447
Megacable Holdings SAB de CV	8,073	32,940
Mexichem SAB de CV	35,146	123,834
Minera Frisco SAB de CV*	19,463	37,881
OHL Mexico SAB de CV*	62,300	161,578
Organizacion Soriana SAB de CV, Class B*	101,054	311,162
TV Azteca SAB de CV	46,061	28,048
		9,028,478
Philippines — 1.1%
Alliance Global Group, Inc.	109,800	69,780
BDO Unibank, Inc.	49,100	93,065
China Banking Corp.	7,546	9,835
Filinvest Development Corp.	53,300	5,943
Filinvest Land, Inc.	857,000	27,519
First Philippine Holdings Corp.	33,750	54,563
JG Summit Holdings, Inc.	177,200	195,594
LT Group, Inc.	175,000	68,057
Megaworld Corp.	3,571,000	333,649
Metropolitan Bank & Trust*	104,025	179,309
Petron Corp.	136,500	35,734
Philippine National Bank*	30,748	56,223
Rizal Commercial Banking Corp.	51,380	53,849
Robinsons Land Corp.	287,600	140,449
San Miguel Corp.	86,300	146,255
Top Frontier Investment Holdings, Inc.*	8,630	17,118
Union Bank Of Philippines	1,570	4,257
Vista Land & Lifescapes, Inc.	520,300	61,144
		1,552,343
Poland — 2.6%
Asseco Poland SA	11,788	183,030
Enea SA	21,486	113,690
Grupa Azoty SA	3,437	68,767
Grupa Lotos SA*	12,417	156,003

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Poland (Continued)
Jastrzebska Spolka Weglowa SA	3,673	$55,657
Kernel Holding SA*	2,981	28,846
KGHM Polska Miedz SA	14,069	506,685
Netia SA*	29,228	49,297
Orbis SA	1,581	22,849
PGE SA	184,421	1,152,708
Polski Koncern Naftowy Orlen SA	75,525	1,079,499
Tauron Polska Energia SA	134,834	234,102
		3,651,133
Russia — 4.4%
Federal Hydrogenerating Co., ADR	323,689	491,360
Gazprom OAO, ADR	632,816	4,872,683
Lukoil OAO, ADR	13,996	777,618
Magnitogorsk Iron & Steel Works, GDR*	11,936	24,421
Magnitogorsk Iron & Steel Works, GDR*	22,300	45,626
Mechel, ADR(a)*	16,420	33,989
		6,245,697
South Africa — 8.6%
Aeci Ltd.	6,465	77,988
African Bank Investments Ltd.	72,611	74,142
African Rainbow Minerals Ltd.	15,770	312,464
Anglo American Platinum Ltd.*	2,853	128,355
AngloGold Ashanti Ltd.*	7,732	134,326
AngloGold Ashanti Ltd., ADR*	51,801	884,761
ArcelorMittal South Africa Ltd.*	23,974	76,308
Aveng Ltd.*	43,063	92,687
Barclays Africa Group Ltd.	28,451	402,660
Barloworld Ltd.	32,357	338,906
Caxton and CTP Publishers and Printers Ltd.	18,814	28,235
DataTec Ltd.	12,050	55,855
Exxaro Resources Ltd.	19,718	262,207
Gold Fields Ltd.	3,156	12,150
Gold Fields Ltd., ADR(a)	111,995	413,262
Grindrod Ltd.	47,796	115,767
Harmony Gold Mining Co., Ltd., ADR*	47,914	146,138
Illovo Sugar Ltd.	6,822	18,150
Impala Platinum Holdings Ltd.	78,054	889,673
Imperial Holdings Ltd.	12,660	226,673
Investec Ltd.	40,282	324,613
Liberty Holdings Ltd.	8,180	96,617
Mmi Holdings Ltd.	168,326	393,315
Mondi Ltd.	5,617	98,655
Murray & Roberts Holdings Ltd.*	41,444	96,800
Nedbank Group Ltd.	20,163	429,077
Northam Platinum Ltd.*	48,812	180,495
Royal Bafokeng Platinum Ltd.*	2,402	14,887
Sanlam Ltd.	86,390	472,158
Sappi Ltd.*	33,103	116,338
Sappi Ltd., ADR*	44,800	153,664
Sasol Ltd.	25,479	1,426,829
Sasol Ltd., ADR(a)	13,405	749,071
Sibanye Gold Ltd.	13,710	29,665
Sibanye Gold Ltd., ADR	15,156	126,249
Standard Bank Group Ltd.	110,160	1,452,337
Steinhoff International Holdings Ltd.	214,046	1,036,887
Telkom SA SOC Ltd.*	32,993	105,454
Tongaat Hulett Ltd.	11,189	120,817
Trencor Ltd.	16,086	99,468
		12,214,103
Taiwan — 13.8%
Ability Enterprise Co., Ltd.	42,000	26,825
Acer, Inc.*	459,000	270,554
Alpha Networks, Inc.	28,000	23,860
Altek Corp.	34,151	38,241
Ambassador Hotel (The)	20,000	18,750
AmTRAN Technology Co., Ltd.	99,360	63,461
Ardentec Corp.	59,300	52,382
Asia Cement Corp.	191,715	239,231
Asia Optical Co., Inc.*	16,000	16,918
Asia Polymer Corp.	25,000	18,964
Asustek Computer, Inc.	25,000	247,517
AU Optronics Corp.*	705,000	248,871
AU Optronics Corp., ADR(a)*	73,574	256,037
BES Engineering Corp.	229,000	64,220
Capital Securities Corp.	239,661	88,144
Cathay Real Estate Development Co., Ltd.	100,000	61,243
Chang Hwa Commercial Bank	491,688	291,436
Cheng Loong Corp.	114,000	52,222
Cheng Uei Precision Industry Co., Ltd.	62,543	132,469
Chia Hsin Cement Corp.*	22,000	11,487
Chin-Poon Industrial Co., Ltd.	21,000	38,204
China Airlines Ltd.*	422,111	139,306
China Development Financial Holding Corp.	1,138,468	325,624
China Life Insurance Co., Ltd.	377,480	346,460
China Manmade Fibers Corp.*	89,000	34,048
China Motor Corp.	71,195	63,591
China Petrochemical Development Corp.	272,525	112,760
China Steel Corp.	94,000	79,176
China Synthetic Rubber Corp.	56,203	52,415
Chung Hung Steel Corp.*	105,000	27,825
Chung Hwa Pulp Corp.*	102,000	29,777
CMC Magnetics Corp.*	349,000	54,896
Compal Electronics, Inc.	665,000	471,685
Compeq Manufacturing Co., Ltd.	118,000	70,135
Continental Holdings Corp.	40,000	14,186
Coretronic Corp.	108,000	129,093
CSBC Corp.	67,240	41,952
CTBC Financial Holding Co., Ltd.	826,863	517,256
D-Link Corp.	72,000	51,188
E Ink Holdings, Inc.*	88,000	51,004
E.Sun Financial Holding Co., Ltd.	372,660	224,557
Elitegroup Computer Systems Co., Ltd.	77,878	58,052
Entie Commercial Bank	7,000	3,115
Epistar Corp.*	148,000	355,268
Eternal Chemical Co., Ltd.	36,000	37,593
Eva Airways Corp.*	232,000	116,562
Evergreen International Storage & Transport Corp.	54,000	35,908
Evergreen Marine Corp. Taiwan Ltd.*	272,599	159,339
Far Eastern Department Stores Ltd.	64,000	56,429
Far Eastern International Bank	76,493	27,128
Far Eastern New Century Corp.	154,000	163,596
Farglory Land Development Co., Ltd.	51,721	88,148
Federal Corp.	5,000	3,809
First Financial Holding Co., Ltd.	608,560	361,709
Formosa Epitaxy, Inc.*	21,000	13,137
Formosa Taffeta Co., Ltd.	67,000	74,805
Formosan Rubber Group, Inc.	68,000	66,543
Foxconn Technology Co., Ltd.	108,000	254,639
Fubon Financial Holding Co., Ltd.	807,211	1,094,748
Gemtek Technology Corp.	47,000	46,765
Getac Technology Corp.	45,000	25,195
Gigabyte Technology Co., Ltd.	52,000	76,670
Gintech Energy Corp.*	48,049	45,442
Gloria Material Technology Corp.	27,300	21,471

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Goldsun Development & Construction Co., Ltd.	193,953	$75,155
Grand Pacific Petrochemical	168,000	102,061
Great Wall Enterprise Co., Ltd.	51,000	50,410
Green Energy Technology, Inc.*	40,149	34,213
HannStar Display Corp.*	398,000	149,646
Hey Song Corp.	30,750	33,272
Ho Tung Chemical Corp.	97,100	45,118
Holy Stone Enterprise Co., Ltd.	18,200	26,416
HTC Corp.	26,000	130,630
Hua Nan Financial Holdings Co., Ltd.	352,228	199,522
Hung Sheng Construction Co., Ltd.	79,000	60,185
Innolux Corp.*	1,137,302	390,274
Inotera Memories, Inc.*	311,000	243,571
Inventec Co., Ltd.	200,282	197,306
Jih Sun Financial Holdings Co., Ltd.	206,315	56,910
King Yuan Electronics Co., Ltd.	185,100	153,477
King's Town Bank	46,000	42,673
Kinpo Electronics	122,000	47,274
LCY Chemical Corp.	52,000	60,619
Lealea Enterprise Co., Ltd.	55,620	19,908
Lextar Electronics Corp.	40,000	43,346
Li Peng Enterprise Co., Ltd.*	79,000	36,838
Lien Hwa Industrial Corp.	62,829	40,232
Lite-On Technology Corp.	185,617	276,726
Macronix International*	577,044	119,568
Masterlink Securities Corp.	113,000	37,664
Mega Financial Holding Co., Ltd.	851,704	660,051
Mercuries & Associates Ltd.	27,000	17,555
Mercuries Life Insurance Co., Ltd.*	59,000	35,165
Micro-Star International Co., Ltd.	91,374	90,316
Mitac Holdings Corp.*	69,219	64,326
Nan Ya Printed Circuit Board Corp.*	24,200	28,966
Nien Hsing Textile Co., Ltd.	19,358	19,674
Pan-International Industrial	34,209	25,107
Pegatron Corp.	287,249	427,772
POU Chen Corp.	142,133	200,463
Powertech Technology, Inc.	107,000	161,804
President Securities Corp.	101,653	57,081
Qisda Corp.*	315,400	104,607
Radium Life Tech Co., Ltd.	37,783	32,569
Rich Development Co., Ltd.	32,978	15,486
Ritek Corp.*	428,399	68,369
Sanyang Industry Co., Ltd.	573	950
Shihlin Electric & Engineering Corp.	17,000	20,739
Shin Kong Financial Holding Co., Ltd.	1,062,665	335,698
Shin Zu Shing Co., Ltd.	16,000	38,775
Shinkong Synthetic Fibers Corp.	186,151	62,351
Sincere Navigation Corp.	27,000	24,826
Sino-American Silicon Products, Inc.*	93,000	162,775
SinoPac Financial Holdings Co., Ltd.	562,502	270,607
Solar Applied Materials Technology Co.	25,000	22,084
TA Chen Stainless Pipe*	79,200	37,841
Ta Chong Bank Co., Ltd.*	150,062	50,017
Taichung Commercial Bank	155,916	52,736
Tainan Spinning Co., Ltd.	136,910	103,405
Taishin Financial Holding Co., Ltd.	480,649	217,813
Taiwan Business Bank*	230,035	67,909
Taiwan Cement Corp.	292,772	451,861
Taiwan Cogeneration Corp.	29,000	18,046
Taiwan Cooperative Financial Holding	426,230	228,144
Taiwan Fertilizer Co., Ltd.	122,000	255,598
Taiwan Glass Industrial Corp.	85,164	82,081
Taiwan Life Insurance Co., Ltd.*	46,638	37,981
Taiwan PCB Techvest Co., Ltd.	7,000	9,367
Taiwan Surface Mounting Technology Co., Ltd.	25,200	37,362
Taiwan Tea Corp.*	80,000	65,151
Tatung Co., Ltd.*	323,784	100,902
Teco Electric and Machinery Co., Ltd.	247,000	275,368
Tong Yang Industry Co., Ltd.	39,921	58,205
Tripod Technology Corp.	57,000	112,119
Tung Ho Steel Enterprise Corp.	119,000	101,015
Unimicron Technology Corp.	197,000	158,493
Union Bank Of Taiwan*	78,340	27,912
United Microelectronics Corp.	2,150,513	907,449
Universal Cement Corp.	57,000	57,182
UPC Technology Corp.	127,125	56,774
USI Corp.	127,000	82,157
Wah Lee Industrial Corp.	25,000	50,078
Walsin Lihwa Corp.*	497,000	158,146
Wan Hai Lines Ltd.	121,650	58,723
Win Semiconductors Corp.	66,000	56,892
Winbond Electronics Corp.*	389,000	101,681
Wintek Corp.*	292,099	95,919
Wisdom Marine Lines Co., Ltd.	14,700	16,895
Wistron Corp.	376,420	309,640
WT Microelectronics Co., Ltd.	47,000	60,269
Yageo Corp.*	158,900	72,791
Yang Ming Marine Transport Corp.*	189,365	79,595
YFY, Inc.	150,385	68,149
Yieh Phui Enterprise Co., Ltd.*	136,213	42,225
Yuanta Financial Holding Co., Ltd.	1,319,503	665,114
Yulon Motor Co., Ltd.	132,272	218,481
		19,612,657
Thailand — 3.2%
AP Thailand PCL	73,000	11,702
Bangchak Petroleum PCL	74,000	71,285
Bangkok Bank PCL, ADR	99,000	544,744
Bangkok Expressway PCL	63,900	65,003
Bangkok Insurance PCL	2,100	22,528
Bangkokland PCL	1,494,000	70,924
Banpu PCL	174,600	150,703
Esso Thailand PCL	97,600	18,353
Hana Microelectronics PCL	43,900	41,275
IRPC PCL	1,153,000	122,266
Kiatnakin Bank PCL	33,300	43,627
Krung Thai Bank PCL	497,575	286,826
MBK PCL	400	1,776
Precious Shipping PCL	58,400	50,857
PTT Global Chemical PCL	301,128	670,669
PTT PCL	180,200	1,638,687
Sansiri PCL	713,100	41,546
Sri Trang Agro-Industry PCL	67,800	31,977
Thai Airways International PCL*	96,000	41,430
Thai Oil PCL	121,700	198,832
Thanachart Capital PCL	81,200	90,111
Thoresen Thai Agencies PCL*	118,820	77,650
TMB Bank PCL	526,600	39,933
Total Access Communication PCL	34,600	125,324
TPI Polene PCL	113,900	38,973
Vinythai PCL	42,500	14,018
		4,511,019
Turkey — 1.7%
Akbank TAS	91,647	291,256
Akenerji Elektrik Uretim AS*	24,779	11,465
Akfen Holding AS	14,522	27,080
Aksa Akrilik Kimya Sanayii	9,237	29,442
Aksigorta AS	1,664	2,255

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Alarko Holding AS	9,333	$20,195
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,987	22,101
Asya Katilim Bankasi AS*	9,747	6,423
Cimsa Cimento Sanayi VE Tica AS	4,854	25,294
Dogan Sirketler Grubu Holding AS*	69,540	21,775
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	6,903
Eregli Demir ve Celik Fabrikalari TAS	262,706	338,865
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	43,426	26,181
KOC Holding AS	86,832	366,044
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	14,164
Sekerbank TAS*	45,363	40,705
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,180
Soda Sanayii AS	23,955	32,803
Tekfen Holding AS	23,735	54,132
Trakya Cam Sanayi AS	43,499	42,895
Turk Hava Yollari	31,939	98,368
Turk Sise ve Cam Fabrikalari AS	90,934	98,596
Turkiye Is Bankasi	202,096	448,640
Turkiye Sinai Kalkinma Bankasi AS	46,465	39,740
Turkiye Vakiflar Bankasi TAO	87,111	164,476
Yapi ve Kredi Bankasi AS	88,925	168,732
		2,409,710
TOTAL COMMON STOCKS
(Identified Cost $135,741,709)		135,860,807

PREFERRED STOCKS — 3.2%
Brazil — 3.0%
Banco do Estado do Rio Grande do Sul SA, PF B	6,200	35,850
Braskem SA, ADR(a)*	10,100	157,762
Braskem SA, PF A*	4,700	36,850
Gerdau SA	8,800	56,314
Petroleo Brasileiro SA	66,359	461,501
Petroleo Brasileiro SA, ADR(a)	200,173	2,776,399
Suzano Papel e Celulose SA, PF A	62,200	229,721
Usinas Siderurgicas de Minas Gerais SA, PF A*	96,030	432,960
Vale SA, PF ADR	9,100	113,295
		4,300,652
Colombia — 0.2%
Avianca Holdings SA	2,507	5,359
Grupo de Inversiones Suramericana SA	13,709	255,835
		261,194
TOTAL PREFERRED STOCKS
(Identified Cost $6,890,519)		4,561,846

RIGHTS & WARRANTS — 0.0%
South Africa — 0.0%
Royal Bafokeng Platinum Ltd., expires 4/11/14*	197	192
Thailand — 0.0%
Thoresen Thai Agencies PCL, expires 2/28/17*	9,140	761
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		953

SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	883,685	883,685
		883,686
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $883,686)		883,686

COLLATERAL FOR SECURITIES ON LOAN — 8.8%
Short-Term — 8.8%
State Street Navigator Securities Lending Prime Portfolio	12,518,849	12,518,849
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $12,518,849)		12,518,849

Total Investments — 108.3%
(Identified Cost $156,034,763)#		153,826,141

Liabilities, Less Cash and Other Assets — (8.3%)		(11,739,570)
Net Assets — 100.0%		$142,086,571

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $12,174,808.
(b)	Bankrupt security/delisted.
(c)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2014 amounted to $498,077 or 0.35% of the net assets of the Fund.
#	At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $156,034,763. Net unrealized depreciation aggregated $2,208,622 of which $16,135,839 related to appreciated investment securities and $18,344,461 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

Ten Largest Industry Holdings as of March 31, 2014
(As a percentage of net assets):

Country	Percentage
Commercial Banks	19.5%
Oil, Gas & Consumable Fuels	18.7%
Metals & Mining	10.2%
Real Estate Management & Development	3.7%
Industrial Conglomerates	3.5%
Electric Utilities	2.8%
Electronic Equipment, Instruments & Components	2.6%
Chemicals	2.6%
Construction Materials	2.4%
Diversified Financial Services	2.4%

SA Emerging Markets Value Fund

March 31, 2014
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	14.5%
Taiwan	13.9%
China	13.6%
Brazil	9.2%
South Africa	8.7%
India	8.6%
Mexico	6.4%
Malaysia	4.8%
Russia	4.4%
Other	15.9%
100.0%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust(a)	14,013	$369,663
Agree Realty Corp.(a)	3,182	96,765
Alexander's, Inc.(a)	676	244,029
Alexandria Real Estate Equities, Inc.(a)	17,970	1,303,903
American Assets Trust, Inc.	8,332	281,122
American Campus Communities, Inc.(a)	26,522	990,597
American Realty Capital Properties, Inc.(a)	134,080	1,879,802
American Tower Corp. REIT	3,344	273,773
Apartment Investment & Management Co.	36,888	1,114,755
Ashford Hospitality Prime, Inc.(a)	3,566	53,918
Ashford Hospitality Trust, Inc.(a)	19,532	220,126
Associated Estates Realty Corp.	14,432	244,478
AvalonBay Communities, Inc.(a)	31,210	4,098,497
BioMed Realty Trust, Inc.(a)	49,964	1,023,762
Boston Properties, Inc.	40,049	4,586,812
Brandywine Realty Trust(a)	39,552	571,922
BRE Properties, Inc.(a)	18,114	1,137,197
Camden Property Trust	21,879	1,473,332
Campus Crest Communities, Inc.(a)	15,999	138,871
CBL & Associates Properties, Inc.(a)	40,633	721,236
Cedar Realty Trust, Inc.	16,725	102,190
Chatham Lodging Trust(a)	1,947	39,368
Chesapeake Lodging Trust(a)	12,235	314,807
CommonWealth REIT(a)	17,838	469,139
Corporate Office Properties Trust(a)	22,214	591,781
Cousins Properties, Inc.(a)	45,355	520,222
CubeSmart(a)	33,441	573,848
DCT Industrial Trust, Inc.(a)	84,953	669,430
DDR Corp.(a)	77,274	1,273,476
DiamondRock Hospitality Co.(a)	49,908	586,419
Digital Realty Trust, Inc.(a)	32,464	1,723,189
Douglas Emmett, Inc.	34,171	927,401
Duke Realty Corp.	82,953	1,400,247
DuPont Fabros Technology, Inc.(a)	16,555	398,479
EastGroup Properties, Inc.(a)	7,698	484,281
Education Realty Trust, Inc.	29,077	286,990
EPR Properties	13,096	699,195
Equity Lifestyle Properties, Inc.	20,150	819,098
Equity One, Inc.(a)	16,603	370,911
Equity Residential(a)	86,831	5,035,330
Essex Property Trust, Inc.(a)	10,064	1,711,383
Excel Trust, Inc.(a)	11,888	150,740
Extra Space Storage, Inc.	27,933	1,355,030
Federal Realty Investment Trust(a)	17,297	1,984,312
FelCor Lodging Trust, Inc.	28,588	258,436
First Industrial Realty Trust, Inc.(a)	26,350	509,082
First Potomac Realty Trust(a)	14,150	182,818
Franklin Street Properties Corp.(a)	22,115	278,649
Gaming and Leisure Properties, Inc.(a)	3,707	135,157
General Growth Properties, Inc.	115,895	2,549,690
Getty Realty Corp.(a)	5,900	111,451
Gladstone Commercial Corp.(a)	1,556	26,981
Glimcher Realty Trust(a)	36,263	363,718
Government Properties Income Trust(a)	13,669	344,459
HCP, Inc.	116,360	4,513,604
Health Care REIT, Inc.	73,541	4,383,044
Healthcare Realty Trust, Inc.	23,902	577,233
Healthcare Trust of America, Inc., Class A(a)	14,104	160,645
Hersha Hospitality Trust(a)	44,694	260,566
Highwoods Properties, Inc.(a)	22,845	877,476
Home Properties, Inc.	14,397	865,548
Hospitality Properties Trust	37,479	1,076,397
Host Hotels & Resorts, Inc.(a)	192,893	3,904,154
Hudson Pacific Properties, Inc.	12,718	293,404
Inland Real Estate Corp.(a)	22,024	232,353
Investors Real Estate Trust	26,448	237,503
Kilroy Realty Corp.(a)	21,161	1,239,611
Kimco Realty Corp.	103,628	2,267,381
Kite Realty Group Trust	27,306	163,836
LaSalle Hotel Properties(a)	26,033	815,093
Lexington Realty Trust(a)	52,396	571,640
Liberty Property Trust	37,114	1,371,733
LTC Properties, Inc.(a)	8,142	306,383
Macerich Co. (The)	37,146	2,315,310
Mack-Cali Realty Corp.	21,643	449,958
Medical Properties Trust, Inc.(a)	40,846	522,420
Mid-America Apartment Communities, Inc.(a)	19,080	1,302,592
Monmouth Real Estate Investment Corp., Class A	7,408	70,672
National Health Investors, Inc.(a)	6,715	405,989
National Retail Properties, Inc.(a)	30,776	1,056,232
Omega Healthcare Investors, Inc.	30,930	1,036,774
One Liberty Properties, Inc.	1,927	41,084
Parkway Properties, Inc.	15,445	281,871
Pebblebrook Hotel Trust(a)	15,927	537,855
Pennsylvania Real Estate Investment Trust	17,006	306,958
Piedmont Office Realty Trust, Inc., Class A(a)	40,245	690,202
Post Properties, Inc.	13,712	673,259
Prologis, Inc.	128,734	5,256,209
PS Business Parks, Inc.	4,884	408,400
Public Storage(a)	36,357	6,125,791
Ramco-Gershenson Properties Trust	15,674	255,486
Realty Income Corp.(a)	52,125	2,129,827
Regency Centers Corp.	23,367	1,193,119
Retail Opportunity Investments Corp.(a)	17,098	255,444
Retail Properties of America, Inc., Class A	59,401	804,290
RLJ Lodging Trust	27,589	737,730
Rouse Properties, Inc. REIT	3,972	68,477
Ryman Hospitality Properties(a)	10,339	439,614
Sabra Healthcare REIT, Inc.(a)	9,609	267,995
Saul Centers, Inc.	3,133	148,379
Select Income REIT	2,799	84,726
Senior Housing Properties Trust	48,002	1,078,605
Simon Property Group, Inc.	78,714	12,909,096
SL Green Realty Corp.(a)	23,829	2,397,674
Sotherly Hotels, Inc.(a)	100	637
Sovran Self Storage, Inc.	8,115	596,047
Spirit Realty Capital, Inc.	18,275	200,660
STAG Industrial, Inc.	6,343	152,866
Strategic Hotels & Resorts, Inc.*	41,132	419,135
Summit Hotel Properties, Inc.	20,658	191,706
Sun Communities, Inc.	8,513	383,851
Sunstone Hotel Investors, Inc.	46,048	632,239
Tanger Factory Outlet Centers(a)	24,142	844,970
Taubman Centers, Inc.(a)	16,157	1,143,754
UDR, Inc.(a)	63,317	1,635,478
UMH Properties, Inc.(a)	1,915	18,729
Universal Health Realty Income Trust(a)	2,700	114,048
Urstadt Biddle Properties, Inc.(a)	1,000	17,720
Urstadt Biddle Properties, Inc., Class A(a)	5,692	117,597
Ventas, Inc.	77,920	4,719,614
Vornado Realty Trust	41,963	4,135,873
Washington Real Estate Investment Trust(a)	16,596	396,312
Weingarten Realty Investors(a)	29,110	873,300
Whitestone REIT, Class B(a)	3,697	53,385
Winthrop Realty Trust(a)	7,334	85,001

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
WP Carey, Inc.(a)	10,581	$635,601
		133,810,432
TOTAL COMMON STOCKS
(Identified Cost $101,731,754)		133,810,432

SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	568,174	568,174
		568,175
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $568,175)		568,175

COLLATERAL FOR SECURITIES ON LOAN — 35.5%
Short-Term — 35.5%
State Street Navigator Securities Lending Prime Portfolio	47,925,877	47,925,877
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $47,925,877)		47,925,877

Total Investments — 135.1%
(Identified Cost $150,225,806)#		182,304,484

Liabilities, Less Cash and Other Assets — (35.1%)		(47,367,644)
Net Assets — 100.0%		$134,936,840

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2014, the market value of the securities on loan was $47,253,643.
*	Non-income producing security.
#	At March 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $150,225,806. Net unrealized appreciation aggregated $32,078,678 of which $32,992,732 related to appreciated investment securities and $914,054 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

March 31, 2014
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Retail REITs	26.4%
Residential REITs	16.3%
Office REITs	13.7%
Health Care REITs	13.5%
Diversified REITs	9.3%
Hotels & Resorts REITs	7.8%
Specialized REITs	7.3%
Industrial REITs	5.3%
Short-Term	0.4%
100.0%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2014 (Unaudited)

1. Security Valuation

     Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

       The tables below provide a summary of the inputs as of March 31, 2014 in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	March 31, 2014
Description	(Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$518,684,013	$—	$518,684,013
Short-Term Investments	6,074,164	5,898,845	—	11,973,009
Total Investments	$6,074,164	$524,582,858	$—	$530,657,022

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$683,026,385	$—	$683,026,385
Short-Term Investments	6,931,537	—	—	6,931,537
Collateral for Securities on Loan Short-Term	43,499,451	—	—	43,499,451
Forward Foreign Currency Contracts	—	62,381	—	62,381
Total Investments	$50,430,988	$683,088,766	$—	$733,519,754
Liabilities:
Forward Foreign Currency Contracts	$—	$(1,705,630)	$—	$(1,705,630)

SA U.S. Core Market Fund (a)
Common Stocks	$591,920,171	$—	$—	$591,920,171
Rights & Warrants	434	—	—	434
Mutual Funds	24,070,963	—	—	24,070,963
Short-Term Investments	1,652,361	—	—	1,652,361
Collateral for Securities on Loan Short-Term	34,938,057	—	—	34,938,057
Total Investments	$652,581,986	$—	$—	$652,581,986

SA U.S. Value Fund (a)
Common Stocks	$488,195,202	$—	$—	$488,195,202
Short-Term Investments	2,333,155	—	—	2,333,155
Collateral for Securities on Loan Short-Term	29,769,880	—	—	29,769,880
Total Investments	$520,298,237	$—	$—	$520,298,237

SA U.S. Small Company Fund (b)
Common Stocks	$367,279,589	$8,287 †	$—	$367,287,876
Rights & Warrants	5,779	6,761 †	—	12,540
Short-Term Investments	1,479,154	—	—	1,479,154
Collateral for Securities on Loan Short-Term	85,986,280	—	—	85,986,280
Total Investments	$454,750,802	$15,048	$—	$454,765,850

SA International Value Fund (a)
Common Stocks	$677,491,495	$80,900	$—	$677,572,395
Preferred Stocks	256,074	—	—	256,074
Rights & Warrants	39,305	58,255	—	97,560
Short-Term Investments	241	—	—	241
Collateral for Securities on Loan Short-Term	97,252,141	—	—	97,252,141
Total Investments	$775,039,256	$139,155	$—	$775,178,411

SA International Small Company Fund (a)
Mutual Funds	$322,021,101	$—	$—	$322,021,101
Total Investments	$322,021,101	$—	$—	$322,021,101

SA Emerging Markets Value Fund (c)
Common Stocks	$135,851,964	$8,843	$—	$135,860,807
Preferred Stocks	4,561,846	—	—	4,561,846
Rights & Warrants	953	—	—	953
Short-Term Investments	883,686	—	—	883,686
Collateral for Securities on Loan Short-Term	12,518,849	—	—	12,518,849
Total Investments	$153,817,298	$8,843	$—	$153,826,141

SA Real Estate Securities Fund (a)
Common Stocks	$133,810,432	$—	$—	$133,810,432
Short-Term Investments	568,175	—	—	568,175
Collateral for Securities on Loan Short-Term	47,925,877	—	—	47,925,877
Total Investments	$182,304,484	$—	$—	$182,304,484

*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
†	Includes one or more securities which are valued at zero.
(a)	For the period ended March 31, 2014, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $8,207 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at March 31, 2014, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the period ended March 31, 2014.
(c)	Common stocks valued at $2,573 were transferred from Level 2 to Level 1 during the period ended March 31, 2014. At June 30, 2013, these securities were valued using fair value adjustment factors; at March 31, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended March 31, 2014.

       Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$3,415,271,481
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,145,412,890
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,879,667,980
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,024,076,117
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	809,702,376
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $7,198,603,517)	9,274,130,844
TOTAL INVESTMENTS — (100.0%) (Cost $7,198,603,517)^^	$9,274,130,844

Summary of the Portfolio's investments as of March 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,274,130,844	—	—	$9,274,130,844
TOTAL	$9,274,130,844	—	—	$9,274,130,844

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2014, the Fund consists of seventy-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At March 31, 2014, the total cost of securities for federal income tax purposes was $7,271,177,229.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or additional disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.9%)
Consumer Discretionary — (17.4%)
#	Accordia Golf Co., Ltd.	575,900	$6,468,561
#	Adastria Holdings Co., Ltd.	93,320	2,337,967
#	Aeon Fantasy Co., Ltd.	57,832	736,942
#*	Agora Hospitality Group Co., Ltd.	339,000	155,045
#	Ahresty Corp.	115,300	963,008
*	Aigan Co., Ltd.	96,200	256,648
	Aisan Industry Co., Ltd.	170,000	1,301,023
#	Akebono Brake Industry Co., Ltd.	142,900	638,630
#	Alpen Co., Ltd.	98,000	1,765,518
	Alpha Corp.	30,400	293,148
	Alpine Electronics, Inc.	272,000	3,557,962
	Amiyaki Tei Co., Ltd.	23,500	683,887
	Amuse, Inc.	34,099	620,474
*	Anrakutei Co., Ltd.	22,000	83,213
	AOI Pro, Inc.	39,200	247,125
	AOKI Holdings, Inc.	194,200	2,755,016
	Aoyama Trading Co., Ltd.	315,900	8,293,285
	Arata Corp.	91,000	299,007
	Arcland Sakamoto Co., Ltd.	80,500	1,535,485
	Asahi Broadcasting Corp.	28,200	170,369
	Asahi Co., Ltd.	78,200	1,061,338
	Asatsu-DK, Inc.	168,000	3,463,072
#*	Ashimori Industry Co., Ltd.	319,000	392,510
#	ASKUL Corp.	46,600	1,468,778
	Atom Corp.	6,300	31,595
#	Atsugi Co., Ltd.	858,000	973,438
	Autobacs Seven Co., Ltd.	378,000	5,828,418
	Avex Group Holdings, Inc.	191,300	3,364,814
	Belluna Co., Ltd.	193,100	957,753
	Best Bridal, Inc.	91,100	530,401
*	Best Denki Co., Ltd.	396,500	516,987
#	Bic Camera, Inc.	497,600	2,999,643
#	Bookoff Corp.	48,800	336,044
	BRONCO BILLY Co., Ltd.	800	15,548
#	Calsonic Kansei Corp.	903,000	4,187,008
#	Can Do Co., Ltd.	64,500	1,029,886
#	Central Sports Co., Ltd.	27,000	411,311
#	Chiyoda Co., Ltd.	134,600	2,917,771
	Chofu Seisakusho Co., Ltd.	88,800	2,286,287
	Chori Co., Ltd.	72,900	794,050
	Chuo Spring Co., Ltd.	202,000	588,612
#*	Clarion Co., Ltd.	101,000	158,399
	Cleanup Corp.	133,500	1,338,336
#	Colowide Co., Ltd.	179,500	1,829,390
#*	COOKPAD, Inc.	59,200	1,406,194
	Corona Corp.	80,400	829,218
#	Cross Plus, Inc.	22,000	165,217
*	DA Consortium, Inc.	33,700	145,390
	Daido Metal Co., Ltd.	172,000	1,806,218
#	Daidoh, Ltd.	126,100	783,710
#*	Daiei, Inc. (The)	685,650	2,258,840

	Daiichikosho Co., Ltd.	128,300	$3,876,024
	Daikoku Denki Co., Ltd.	41,500	896,029
	Daimaruenawin Co., Ltd.	400	2,788
#	Dainichi Co., Ltd.	54,900	405,677
#	Daisyo Corp.	54,300	653,622
	DCM Holdings Co., Ltd.	491,600	3,289,350
#	Descente, Ltd.	240,000	1,890,446
	Doshisha Co., Ltd.	126,700	1,952,319
	Doutor Nichires Holdings Co., Ltd.	173,686	3,058,066
#	Dunlop Sports Co., Ltd.	77,500	939,207
	Dynic Corp.	174,000	296,340
	Eagle Industry Co., Ltd.	140,000	2,164,664
#	EDION Corp.	528,800	2,946,464
#	Exedy Corp.	179,600	5,024,230
#	F-Tech, Inc.	24,600	297,253
#	FCC Co., Ltd.	197,400	3,514,287
	Fields Corp.	78,500	1,144,197
*	Fine Sinter Co., Ltd.	49,000	155,097
	First Juken Co., Ltd.	4,900	69,990
#	Foster Electric Co., Ltd.	129,400	1,573,830
#	France Bed Holdings Co., Ltd.	672,000	1,256,423
#	Fuji Co., Ltd.	105,000	1,931,745
	Fuji Corp., Ltd.	127,000	830,339
#	Fuji Kiko Co., Ltd.	148,000	481,879
#	Fuji Kyuko Co., Ltd.	44,000	451,402
	Fuji Oozx, Inc.	6,000	25,596
#	Fujibo Holdings, Inc.	732,000	1,924,569
#	Fujikura Rubber, Ltd.	36,000	315,503
	Fujitsu General, Ltd.	330,000	3,190,162
	FuKoKu Co., Ltd.	32,100	308,174
#*	Funai Electric Co., Ltd.	84,200	839,578
#	Furukawa Battery Co., Ltd. (The)	81,000	565,305
*	Futaba Industrial Co., Ltd.	315,800	1,375,674
	G-7 Holdings, Inc.	29,200	213,539
	G-Tekt Corp.	91,600	1,135,970
#	Gakken Holdings Co., Ltd.	322,000	894,099
#	Genki Sushi Co., Ltd.	21,400	317,404
#	Geo Holdings Corp.	184,700	1,627,985
#	GLOBERIDE, Inc.	530,000	688,159
#	Goldwin, Inc.	188,000	941,750
#	Gourmet Kineya Co., Ltd.	87,000	610,938
#	GSI Creos Corp.	289,000	406,125
	Gulliver International Co., Ltd.	314,400	2,447,328
	Gunze, Ltd.	1,111,000	2,946,497
#	H-One Co., Ltd.	69,500	601,317
#	H2O Retailing Corp.	560,000	4,465,488
#	Hagihara Industries, Inc.	11,600	151,549
	Hakuyosha Co., Ltd.	65,000	148,355
	Happinet Corp.	76,400	638,408
	Hard Off Corp. Co., Ltd.	49,700	394,983
	Haruyama Trading Co., Ltd.	47,900	358,322
#	Heiwa Corp.	129,500	2,218,195
	HI-LEX Corp.	62,900	1,598,698

#	Hiday Hidaka Corp.	56,664	$1,144,035
	Higashi Nihon House Co., Ltd.	206,000	926,635
#	Himaraya Co., Ltd.	35,900	347,711
#	Hiramatsu, Inc.	138,500	901,865
#	HIS Co., Ltd.	101,800	5,797,099
#	Honeys Co., Ltd.	92,940	900,955
#	Hoosiers Holdings Co., Ltd.	153,500	895,355
#	Ichibanya Co., Ltd.	37,500	1,545,801
#*	Ichikoh Industries, Ltd.	294,000	398,710
#	Iida Group Holdings Co., Ltd.	180,621	2,501,022
*	IJT Technology Holdings Co., Ltd.	128,280	526,499
#	Ikyu Corp.	37,500	424,581
#	Imasen Electric Industrial	77,900	971,654
	Imperial Hotel, Ltd.	14,200	300,717
#	Intage Holdings, Inc.	73,400	973,210
*	Izuhakone Railway Co., Ltd.	300	—
#*	Izutsuya Co., Ltd.	555,000	397,988
#*	Janome Sewing Machine Co., Ltd.	822,000	661,139
#	Japan Vilene Co., Ltd.	154,000	872,474
	Japan Wool Textile Co., Ltd. (The)	336,000	2,602,335
#	Jin Co., Ltd.	64,400	1,922,330
#	Joban Kosan Co., Ltd.	229,000	314,850
#	Joshin Denki Co., Ltd.	209,000	1,672,986
#	JP-Holdings, Inc.	66,600	299,986
#*	JVC Kenwood Corp.	874,630	2,108,203
	K's Holdings Corp.	18,100	502,189
#	Kadokawa Corp.	113,300	3,616,710
	Kasai Kogyo Co., Ltd.	141,000	904,825
#	Kawai Musical Instruments Manufacturing Co., Ltd.	446,000	811,467
	Keihin Corp.	260,200	3,798,597
#	Keiyo Co., Ltd.	181,300	822,263
	Kentucky Fried Chicken Japan, Ltd.	77,000	1,573,028
#*	Kintetsu Department Store Co., Ltd.	45,000	162,383
#	Kinugawa Rubber Industrial Co., Ltd.	268,000	1,110,645
	Kisoji Co., Ltd.	1,400	25,653
	Kitamura Co., Ltd.	2,000	12,496
#*	KNT-CT Holdings Co., Ltd.	355,000	576,816
#	Kohnan Shoji Co., Ltd.	194,000	1,958,767
#*	Kojima Co., Ltd.	145,700	423,749
	Komatsu Seiren Co., Ltd.	146,000	752,987
	Komeri Co., Ltd.	174,100	4,749,418
#	Konaka Co., Ltd.	122,960	854,129
#	Koshidaka Holdings Co., Ltd.	19,300	498,278
	KU Holdings Co., Ltd.	68,200	790,571
	Kura Corp.	63,100	1,265,085
	Kurabo Industries, Ltd.	1,272,000	2,292,282
	Kuraudia Co., Ltd.	5,700	63,582
	KYB Co., Ltd.	892,000	3,766,921
	Kyoritsu Maintenance Co., Ltd.	55,660	1,876,002
	Kyoto Kimono Yuzen Co., Ltd.	59,800	587,502
	LEC, Inc.	42,800	465,794
#	Look, Inc.	219,000	579,653
#	Mamiya-Op Co., Ltd.	285,000	613,458

#	Marche Corp.	23,000	$182,524
#	Mars Engineering Corp.	48,400	911,522
*	Maruzen CHI Holdings Co., Ltd.	29,800	99,504
	Maruzen Co., Ltd.	46,000	411,073
#	Matsuya Foods Co., Ltd.	48,200	837,543
	Meiko Network Japan Co., Ltd.	75,800	813,784
	Meiwa Estate Co., Ltd.	56,900	232,793
	Mikuni Corp.	108,000	427,077
	Misawa Homes Co., Ltd.	150,900	1,946,396
#	Mitsuba Corp.	193,990	3,176,329
	Mitsui Home Co., Ltd.	170,000	795,919
#	Mizuno Corp.	564,000	3,166,307
#	Monogatari Corp. (The)	17,600	552,352
#	MOS Food Services, Inc.	53,800	1,083,476
	Mr Max Corp.	119,000	391,462
	Murakami Corp.	11,000	150,914
#	Musashi Seimitsu Industry Co., Ltd.	123,200	2,541,011
	Nafco Co., Ltd.	32,000	472,899
	Nagawa Co., Ltd.	8,500	199,461
#*	Naigai Co., Ltd.	1,450,000	1,193,611
	Nakayamafuku Co., Ltd.	9,500	79,350
	Nice Holdings, Inc.	460,000	1,016,644
	Nifco, Inc.	277,500	7,845,345
	Nihon Eslead Corp.	10,800	112,476
#	Nihon Plast Co., Ltd.	1,600	9,874
	Nihon Tokushu Toryo Co., Ltd.	56,000	332,186
	Nippon Felt Co., Ltd.	67,200	295,622
#	Nippon Piston Ring Co., Ltd.	470,000	807,722
	Nippon Seiki Co., Ltd.	248,400	4,243,852
	Nishikawa Rubber Co., Ltd.	15,000	254,380
	Nishimatsuya Chain Co., Ltd.	290,300	2,107,026
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	832,648
#	Nissin Kogyo Co., Ltd.	214,800	4,002,594
	Nittan Valve Co., Ltd.	82,800	247,129
	Ohashi Technica, Inc.	22,000	180,424
#	Ohsho Food Service Corp.	58,100	1,954,786
	Onward Holdings Co., Ltd.	753,000	5,210,432
#	OPT, Inc.	55,600	423,457
	Otsuka Kagu, Ltd.	40,700	360,268
	Pacific Industrial Co., Ltd.	213,100	1,429,386
#	Pal Co., Ltd.	61,100	1,173,339
	Paltac Corp.	189,534	2,161,614
	PanaHome Corp.	460,200	3,161,805
	Parco Co., Ltd.	103,600	881,915
	Paris Miki Holdings, Inc.	164,400	796,672
	PIA Corp.	100	1,803
	Piolax, Inc.	57,900	2,114,452
#*	Pioneer Corp.	1,903,400	4,080,912
#	Plenus Co., Ltd.	120,400	2,797,078
	Press Kogyo Co., Ltd.	558,000	2,027,320
#	Pressance Corp.	30,800	799,370
#	Proto Corp.	61,600	858,492
	Renaissance, Inc.	39,400	312,471

#*	Renown, Inc.	326,600	$392,083
	Resort Solution Co., Ltd.	180,000	410,872
	Resorttrust, Inc.	401,216	6,214,927
	Rhythm Watch Co., Ltd.	658,000	872,660
	Riberesute Corp.	12,700	80,816
#	Right On Co., Ltd.	79,525	532,438
	Riken Corp.	512,000	2,069,989
#	Riso Kyoiku Co., Ltd.	153,610	378,380
	Roland Corp.	92,800	1,284,241
#	Round One Corp.	424,200	3,633,755
	Royal Holdings Co., Ltd.	135,800	1,953,625
	Sagami Chain Co., Ltd.	17,000	152,990
#	Saizeriya Co., Ltd.	166,500	2,063,208
#	Sakai Ovex Co., Ltd.	307,000	584,139
	San Holdings, Inc.	14,000	184,637
#	Sanden Corp.	623,000	2,784,228
	Sanei Architecture Planning Co., Ltd.	43,300	340,767
	Sangetsu Co., Ltd.	168,325	4,412,999
#	Sanko Marketing Foods Co., Ltd.	30,400	265,342
	Sankyo Seiko Co., Ltd.	188,700	685,464
	Sanoh Industrial Co., Ltd.	140,500	880,232
	Sanyo Electric Railway Co., Ltd.	118,000	555,812
	Sanyo Housing Nagoya Co., Ltd.	51,800	495,290
	Sanyo Shokai, Ltd.	678,000	1,979,866
	Scroll Corp.	152,100	405,066
#	Seiko Holdings Corp.	861,407	3,439,699
	Seiren Co., Ltd.	296,700	2,442,936
	Senshukai Co., Ltd.	183,700	1,500,403
#	Septeni Holdings Co., Ltd.	78,600	1,004,151
#	Seria Co., Ltd.	95,700	3,538,341
#	Shidax Corp.	85,200	409,765
#	Shikibo, Ltd.	802,000	914,125
#	Shimachu Co., Ltd.	273,900	5,959,940
	Shimojima Co., Ltd.	23,800	246,126
	Shiroki Corp.	285,000	574,877
	Shobunsha Publications, Inc.	279,800	1,877,870
	Showa Corp.	320,400	3,516,738
#	SKY Perfect JSAT Holdings, Inc.	900,500	4,826,475
	SNT Corp.	110,200	417,637
	Soft99 Corp.	70,600	487,304
	Sotoh Co., Ltd.	49,700	443,782
	SPK Corp.	17,200	311,945
#	St Marc Holdings Co., Ltd.	45,300	2,227,259
#	Starbucks Coffee Japan, Ltd.	134,600	1,488,956
	Starts Corp., Inc.	97,000	1,231,395
	Step Co., Ltd.	39,200	277,937
#	Studio Alice Co., Ltd.	53,000	667,796
	Suminoe Textile Co., Ltd.	342,000	1,060,699
	Sumitomo Forestry Co., Ltd.	268,366	2,692,981
	Suncall Corp.	28,000	170,810
	T RAD Co., Ltd.	373,000	1,055,101
#	T-Gaia Corp.	41,000	369,511
#	Tachi-S Co., Ltd.	167,540	2,753,464

	Tachikawa Corp.	50,800	$242,130
	Taiho Kogyo Co., Ltd.	98,300	931,813
	Taka-Q, Ltd.	22,500	50,231
	Takamatsu Construction Group Co., Ltd.	90,500	1,606,820
	Take And Give Needs Co., Ltd.	51,070	974,278
	Takihyo Co., Ltd.	76,000	304,534
#	Tamron Co., Ltd.	95,700	2,260,936
#	TBK Co., Ltd.	116,000	585,478
*	Ten Allied Co., Ltd.	50,000	146,764
	Tigers Polymer Corp.	59,000	242,388
#	Toa Corp.	103,000	1,044,695
#	Toabo Corp.	529,000	363,920
#	Toei Animation Co., Ltd.	22,500	567,477
	Toei Co., Ltd.	416,000	2,497,357
	Tohokushinsha Film Corp.	24,300	172,191
#	Tokai Rika Co., Ltd.	295,500	4,965,527
#	Tokai Rubber Industries, Ltd.	225,500	2,309,430
#	Token Corp.	43,950	1,996,571
	Tokyo Derica Co., Ltd.	29,900	456,397
	Tokyo Dome Corp.	1,200,200	6,144,279
	Tokyo Soir Co., Ltd.	10,000	24,659
#	Tokyu Recreation Co., Ltd.	79,000	447,503
	Tomy Co., Ltd.	379,793	1,760,251
	Topre Corp.	214,500	2,292,657
#	Toridoll.corp	94,600	899,218
#	Tosho Co., Ltd.	26,800	411,818
	Toyo Tire & Rubber Co., Ltd.	1,080,000	7,657,929
	TPR Co., Ltd.	117,900	1,796,245
	TSI Holdings Co., Ltd.	516,595	3,414,428
	Tsukamoto Corp. Co., Ltd.	190,000	252,929
	Tsutsumi Jewelry Co., Ltd.	49,300	1,183,076
	Tv Tokyo Holdings Corp.	34,800	589,862
#	Tyo, Inc.	218,000	341,105
#	U-Shin, Ltd.	148,800	895,539
	Unipres Corp.	205,800	3,706,744
#	United Arrows, Ltd.	103,100	3,821,074
*	Unitika, Ltd.	140,000	77,185
#*	Universal Entertainment Corp.	66,800	1,218,662
#*	Usen Corp.	659,680	2,069,930
#	Village Vanguard Co., Ltd.	25,800	310,595
#	VT Holdings Co., Ltd.	444,600	2,455,627
	Wacoal Holdings Corp.	477,000	4,871,194
#	Watabe Wedding Corp.	43,000	283,346
#	WATAMI Co., Ltd.	120,300	1,755,202
#	West Holdings Corp.	84,400	1,017,408
	Wowow, Inc.	28,300	1,008,494
	Xebio Co., Ltd.	145,500	2,531,871
	Yachiyo Industry Co., Ltd.	8,800	66,383
	Yamato International, Inc.	20,400	84,526
	Yellow Hat, Ltd.	95,400	1,912,324
	Yomiuri Land Co., Ltd.	128,000	587,802
	Yondoshi Holdings, Inc.	99,820	1,714,237
	Yonex Co., Ltd.	40,000	251,765

	Yorozu Corp.	92,300	$1,516,593
	Yutaka Giken Co., Ltd.	1,000	22,142
#	Zenrin Co., Ltd.	150,200	1,514,240
#	Zensho Holdings Co., Ltd.	330,400	3,234,093
#	Zojirushi Corp.	83,000	263,582
Total Consumer Discretionary			451,499,321

Consumer Staples — (8.0%)
#	Aderans Co., Ltd.	81,700	934,177
	Aeon Hokkaido Corp.	339,700	1,920,278
#	Ain Pharmaciez, Inc.	68,500	3,166,983
	Arcs Co., Ltd.	190,900	3,731,390
	Ariake Japan Co., Ltd.	102,000	2,367,361
#	Artnature, Inc.	36,600	1,043,626
	Axial Retailing, Inc.	69,900	1,080,082
	Belc Co., Ltd.	40,300	763,405
	Cawachi, Ltd.	88,200	1,676,436
	Chubu Shiryo Co., Ltd.	110,700	710,241
#	Chuo Gyorui Co., Ltd.	93,000	226,873
#	Coca-Cola East Japan Co., Ltd.	72,364	1,819,565
#	Cocokara fine, Inc.	88,460	2,558,361
	CREATE SD HOLDINGS Co., Ltd.	37,700	1,274,946
#	Daikokutenbussan Co., Ltd.	32,600	896,868
#	Dr Ci:Labo Co., Ltd.	74,100	2,291,521
#	Dydo Drinco, Inc.	49,800	2,073,582
	Echo Trading Co., Ltd.	3,400	22,849
#	Ezaki Glico Co., Ltd.	380,000	5,039,660
#	Fancl Corp.	232,200	2,755,347
#*	First Baking Co., Ltd.	183,000	223,321
	Fuji Oil Co., Ltd.	367,600	4,707,528
	Fujicco Co., Ltd.	117,600	1,418,488
#	Fujiya Co., Ltd.	240,000	450,655
	Hagoromo Foods Corp.	39,000	405,560
	Heiwado Co., Ltd.	176,800	2,483,604
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	421,299
#	Hokuto Corp.	130,400	2,713,295
#	House Foods Group, Inc.	195,000	3,237,894
	Inageya Co., Ltd.	172,800	1,720,439
	Itochu-Shokuhin Co., Ltd.	27,400	937,365
#	Itoham Foods, Inc.	954,800	4,351,292
	Iwatsuka Confectionery Co., Ltd.	300	16,701
#	Izumiya Co., Ltd.	447,000	2,248,501
#	J-Oil Mills, Inc.	512,000	1,364,844
#	Kagome Co., Ltd.	103,200	1,748,870
#	Kakiyasu Honten Co., Ltd.	16,600	221,757
	Kameda Seika Co., Ltd.	70,500	2,089,900
	Kansai Super Market, Ltd.	16,700	132,793
	Kasumi Co., Ltd.	234,300	1,585,490
	Kato Sangyo Co., Ltd.	113,200	2,407,859
	Kenko Mayonnaise Co., Ltd.	39,800	352,376
	KEY Coffee, Inc.	101,600	1,562,564
	Kirindo Co., Ltd.	28,300	174,013
	Kose Corp.	176,000	5,786,827

#	Kotobuki Spirits Co., Ltd.	11,400	$222,267
#	Kusuri No Aoki Co., Ltd.	25,100	1,622,706
	Kyodo Shiryo Co., Ltd.	408,000	447,288
#	Kyokuyo Co., Ltd.	431,000	1,092,934
#	Life Corp.	183,400	2,795,101
	Lion Corp.	452,000	2,675,151
#	Mandom Corp.	115,400	4,158,675
#	Marudai Food Co., Ltd.	534,000	1,584,027
#	Maruetsu, Inc. (The)	375,000	1,338,205
#*	Maruha Nichiro Holdings, Inc.	2,315,069	3,745,740
	Matsumotokiyoshi Holdings Co., Ltd.	175,300	5,593,460
#	Maxvalu Nishinihon Co., Ltd.	2,400	30,940
#	Maxvalu Tokai Co., Ltd.	57,500	760,119
#	Medical System Network Co., Ltd.	78,200	354,507
#	Megmilk Snow Brand Co., Ltd.	259,000	3,377,103
	Meito Sangyo Co., Ltd.	57,300	593,070
	Milbon Co., Ltd.	60,976	2,027,241
#	Ministop Co., Ltd.	86,700	1,402,135
#	Mitsubishi Shokuhin Co., Ltd.	87,800	1,985,967
	Mitsui Sugar Co., Ltd.	529,850	2,021,493
	Miyoshi Oil & Fat Co., Ltd.	375,000	542,238
	Morinaga & Co., Ltd.	1,075,000	2,356,459
	Morinaga Milk Industry Co., Ltd.	1,066,000	3,427,270
	Morozoff, Ltd.	139,000	432,277
	Nagatanien Co., Ltd.	125,000	1,195,325
	Nakamuraya Co., Ltd.	189,000	743,745
	Natori Co., Ltd.	20,300	219,157
	Nichimo Co., Ltd.	170,000	309,862
	Nichirei Corp.	1,382,000	5,831,540
#	Nihon Chouzai Co., Ltd.	6,780	175,049
	Niitaka Co., Ltd.	7,260	76,004
	Nippon Beet Sugar Manufacturing Co., Ltd.	619,000	1,200,292
#	Nippon Flour Mills Co., Ltd.	668,000	3,657,345
#	Nippon Formula Feed Manufacturing Co., Ltd.	477,000	573,506
*	Nippon Suisan Kaisha, Ltd.	1,326,000	2,786,482
#	Nisshin Oillio Group, Ltd. (The)	639,000	2,081,180
	Nissin Sugar Co., Ltd.	20,000	413,258
	Nitto Fuji Flour Milling Co., Ltd.	64,000	197,932
	Noevir Holdings Co., Ltd.	83,900	1,584,433
	Oenon Holdings, Inc.	316,000	770,146
#	OIE Sangyo Co., Ltd.	20,900	169,229
	Okuwa Co., Ltd.	120,000	1,071,004
	Olympic Group Corp.	64,900	531,724
	OUG Holdings, Inc.	29,000	58,148
	Pigeon Corp.	191,600	8,632,974
	Poplar Co., Ltd.	1,960	10,133
	Prima Meat Packers, Ltd.	874,000	1,823,245
#	Qol Co., Ltd.	52,100	330,602
#	Riken Vitamin Co., Ltd.	79,200	1,807,930
#	Rock Field Co., Ltd.	56,700	1,073,325
#	Rokko Butter Co., Ltd.	33,200	280,365
	S Foods, Inc.	77,762	825,625
#	S&B Foods, Inc.	499	18,045

	Sakata Seed Corp.	177,600	$2,444,399
	San-A Co., Ltd.	91,800	2,707,991
	Sapporo Holdings, Ltd.	1,874,000	7,360,737
#	Shoei Foods Corp.	44,000	341,989
	Showa Sangyo Co., Ltd.	524,000	1,709,447
	Sogo Medical Co., Ltd.	27,700	1,110,895
	ST Corp.	78,900	765,065
	Starzen Co., Ltd.	328,000	879,168
#	Takara Holdings, Inc.	702,500	5,349,828
#	Tobu Store Co., Ltd.	205,000	521,419
	Toho Co., Ltd.	194,000	663,604
#	Tohto Suisan Co., Ltd.	143,000	305,135
	Torigoe Co., Ltd. (The)	86,600	600,450
	Toyo Sugar Refining Co., Ltd.	157,000	151,889
#	UNY Group Holdings Co., Ltd.	1,183,300	7,030,580
	Uoriki Co., Ltd.	2,400	32,336
	Valor Co., Ltd.	201,400	2,534,402
	Warabeya Nichiyo Co., Ltd.	80,760	1,527,504
#	Welcia Holdings Co., Ltd.	50,100	2,827,672
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	410,995
#	Yamatane Corp.	535,000	835,368
	Yamaya Corp.	22,800	448,206
	Yaoko Co., Ltd.	43,500	2,067,301
	Yokohama Reito Co., Ltd.	238,400	1,983,943
	Yomeishu Seizo Co., Ltd.	100,000	954,119
	Yuasa Funashoku Co., Ltd.	112,000	270,061
	Yutaka Foods Corp.	6,000	110,423
Total Consumer Staples			208,095,690

Energy — (0.9%)
#	BP Castrol KK	66,500	351,828
	Cosmo Oil Co., Ltd.	2,650,000	4,792,141
	Fuji Kosan Co., Ltd.	33,100	208,721
#	Fuji Oil Co., Ltd.	293,100	762,797
	Itochu Enex Co., Ltd.	311,000	1,789,002
#	Japan Drilling Co., Ltd.	23,100	986,691
	Japan Oil Transportation Co., Ltd.	84,000	190,569
#	Kyoei Tanker Co., Ltd.	111,000	234,658
	Mitsuuroko Group Holdings Co., Ltd.	195,800	1,143,867
#	Modec, Inc.	72,000	1,820,672
	Nippon Coke & Engineering Co., Ltd.	1,410,500	1,692,668
#	Nippon Gas Co., Ltd.	154,000	2,342,173
	Nippon Seiro Co., Ltd.	64,000	158,886
#	Sala Corp.	128,500	644,580
	San-Ai Oil Co., Ltd.	314,000	1,923,478
#	Shinko Plantech Co., Ltd.	227,900	1,764,855
#	Sinanen Co., Ltd.	268,000	1,025,075
#	Toa Oil Co., Ltd.	427,000	786,907

#	Toyo Kanetsu KK	570,000	$1,453,519
Total Energy			24,073,087

Financials — (9.7%)
	77 Bank, Ltd. (The)	490,000	2,200,946
	Aichi Bank, Ltd. (The)	54,200	2,795,851
	Airport Facilities Co., Ltd.	136,670	1,010,364
	Aizawa Securities Co., Ltd.	179,600	1,282,295
	Akita Bank, Ltd. (The)	1,120,400	3,235,744
	Anabuki Kosan, Inc.	6,000	18,971
	Aomori Bank, Ltd. (The)	1,136,000	3,137,804
	Asax Co., Ltd.	1,700	20,320
	Awa Bank, Ltd. (The)	1,095,000	5,822,930
	Bank of Iwate, Ltd. (The)	105,100	5,080,401
	Bank of Kochi, Ltd. (The)	178,000	270,536
	Bank of Nagoya, Ltd. (The)	955,297	3,727,610
#	Bank of Okinawa, Ltd. (The)	110,300	4,653,387
	Bank of Saga, Ltd. (The)	771,000	1,675,163
#	Bank of the Ryukyus, Ltd.	226,180	3,007,289
*	Chiba Kogyo Bank, Ltd. (The)	230,600	1,597,602
	Chukyo Bank, Ltd. (The)	676,000	1,185,523
	Daibiru Corp.	311,100	3,311,498
	Daiichi Commodities Co., Ltd.	13,700	54,076
	Daiko Clearing Services Corp.	43,000	293,389
#	Daikyo, Inc.	1,923,000	3,856,816
	Daisan Bank, Ltd. (The)	750,000	1,314,778
	Daishi Bank, Ltd. (The)	2,006,000	7,358,302
	Daito Bank, Ltd. (The)	898,000	982,867
#	Ehime Bank, Ltd. (The)	810,000	1,732,820
	Eighteenth Bank, Ltd. (The)	1,093,000	2,395,123
#	FIDEA Holdings Co., Ltd.	542,500	1,023,819
#	Financial Products Group Co., Ltd.	56,800	602,645
	Fukui Bank, Ltd. (The)	1,205,000	2,968,092
#	Fukushima Bank, Ltd. (The)	1,368,000	1,136,996
	Fuyo General Lease Co., Ltd.	84,500	3,038,955
#	GCA Savvian Corp.	54,600	469,733
	Goldcrest Co., Ltd.	102,890	2,168,954
	Grandy House Corp.	4,900	15,612
	Heiwa Real Estate Co., Ltd.	252,000	4,014,363
	Higashi-Nippon Bank, Ltd. (The)	832,000	2,049,203
	Higo Bank, Ltd. (The)	1,057,000	5,631,162
	Hokkoku Bank, Ltd. (The)	1,620,000	5,667,425
	Hokuetsu Bank, Ltd. (The)	1,206,000	2,520,952
	Hyakugo Bank, Ltd. (The)	1,441,609	5,920,246
	Hyakujushi Bank, Ltd. (The)	1,507,000	5,163,260
	IBJ Leasing Co., Ltd.	69,100	1,738,886
#	Ichigo Group Holdings Co., Ltd.	59,100	208,085
#	Ichiyoshi Securities Co., Ltd.	47,600	635,414
	Iwai Cosmo Holdings, Inc.	112,200	1,222,402
	Jimoto Holdings, Inc.	196,700	414,352
	Jowa Holdings Co., Ltd.	37,700	1,244,159
	Juroku Bank, Ltd. (The)	1,985,000	6,921,827
#	kabu.com Securities Co., Ltd.	377,900	1,792,335

#	Kabuki-Za Co., Ltd.	39,000	$1,794,756
	Kagoshima Bank, Ltd. (The)	910,000	5,765,663
#	Kansai Urban Banking Corp.	1,090,000	1,297,900
	Keihanshin Building Co., Ltd.	165,500	843,180
#	Keiyo Bank, Ltd. (The)	1,190,000	5,068,229
	Kita-Nippon Bank, Ltd. (The)	50,006	1,331,322
	Kiyo Bank, Ltd. (The)	382,290	4,896,453
	Kobayashi Yoko Co., Ltd.	6,500	16,256
#	Kyokuto Securities Co., Ltd.	47,700	797,912
#	Land Business Co., Ltd.	59,500	234,517
*	Leopalace21 Corp.	1,247,000	5,981,960
#	Marusan Securities Co., Ltd.	385,500	3,148,971
#	Michinoku Bank, Ltd. (The)	795,000	1,639,732
	Mie Bank, Ltd. (The)	440,000	983,687
	Minato Bank, Ltd. (The)	1,076,000	1,872,805
#	Mito Securities Co., Ltd.	274,000	1,186,991
	Miyazaki Bank, Ltd. (The)	938,000	2,854,856
#	Money Partners Group Co., Ltd.	52,400	122,755
	Musashino Bank, Ltd. (The)	196,000	6,496,009
#	Nagano Bank, Ltd. (The)	496,000	888,337
	Nanto Bank, Ltd. (The)	934,000	3,521,328
*	New Real Property K.K.	43,900	—
#	Nisshin Fudosan Co.	211,000	785,848
	North Pacific Bank, Ltd.	1,255,400	5,087,826
#	Ogaki Kyoritsu Bank, Ltd. (The)	2,012,000	5,487,175
	Oita Bank, Ltd. (The)	973,900	3,783,599
#	Okasan Securities Group, Inc.	334,000	2,813,979
	Relo Holdings, Inc.	49,200	2,683,293
	Ricoh Leasing Co., Ltd.	97,500	2,319,710
	SAMTY Co., Ltd.	23,000	157,861
	San-In Godo Bank, Ltd. (The)	961,000	6,499,505
	Sankyo Frontier Co., Ltd.	2,000	14,485
#*	Sawada Holdings Co., Ltd.	121,600	999,276
#	Senshu Ikeda Holdings, Inc.	1,094,800	4,994,771
	Shiga Bank, Ltd. (The)	800,000	4,341,440
	Shikoku Bank, Ltd. (The)	1,055,000	2,168,842
	SHIMANE BANK, Ltd. (The)	15,600	199,667
	Shimizu Bank, Ltd. (The)	46,300	1,199,374
	Sumitomo Real Estate Sales Co., Ltd.	61,360	1,936,291
#	Sun Frontier Fudousan Co., Ltd.	106,700	1,470,399
	Taiko Bank, Ltd. (The)	189,000	398,957
	Takagi Securities Co., Ltd.	194,000	589,889
	Takara Leben Co., Ltd.	21,300	65,711
#	TOC Co., Ltd.	435,250	3,123,452
	Tochigi Bank, Ltd. (The)	745,000	3,161,927
	Toho Bank, Ltd. (The)	1,306,200	4,250,770
	Tohoku Bank, Ltd. (The)	541,000	812,391
#	Tokyo Rakutenchi Co., Ltd.	218,000	1,038,070
	Tokyo Theatres Co., Inc.	391,000	552,519
#	Tokyo Tomin Bank, Ltd. (The)	204,700	2,116,485
	Tomato Bank, Ltd.	476,000	828,104
	TOMONY Holdings, Inc.	854,850	3,556,351
#	Tosei Corp.	167,400	1,123,025

	Tottori Bank, Ltd. (The)	332,000	$596,890
#	Towa Bank, Ltd. (The)	1,623,000	1,589,407
#	Toyo Securities Co., Ltd.	431,000	1,473,102
	Tsukuba Bank, Ltd.	462,800	1,785,980
	Yachiyo Bank, Ltd. (The)	74,500	2,036,398
	Yamagata Bank, Ltd. (The)	805,500	3,426,071
	Yamanashi Chuo Bank, Ltd. (The)	938,000	4,236,142
Total Financials			253,039,883

Health Care — (4.5%)
	As One Corp.	76,368	2,086,081
	Asahi Intecc Co., Ltd.	52,400	2,099,311
	ASKA Pharmaceutical Co., Ltd.	131,000	1,316,981
	Biofermin Pharmaceutical Co., Ltd.	6,600	177,993
	BML, Inc.	63,900	2,401,672
#	CMIC Holdings Co., Ltd.	63,300	1,055,822
	Create Medic Co., Ltd.	28,000	257,038
#	Daiken Medical Co., Ltd.	22,000	364,882
	Daito Pharmaceutical Co., Ltd.	44,100	641,392
	Eiken Chemical Co., Ltd.	91,000	1,577,887
#	EPS Corp.	160,600	1,752,715
	FALCO SD HOLDINGS Co., Ltd.	38,700	456,720
	Fuji Pharma Co., Ltd.	36,500	716,083
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,508,482
	Hogy Medical Co., Ltd.	66,800	3,423,254
	Iwaki & Co., Ltd.	122,000	234,431
#	Japan Medical Dynamic Marketing, Inc.	44,900	131,475
#	Jeol, Ltd.	297,000	1,125,238
	JMS Co., Ltd.	156,000	464,847
#	Kaken Pharmaceutical Co., Ltd.	440,000	6,955,577
	Kawasumi Laboratories, Inc.	67,700	413,057
	Kissei Pharmaceutical Co., Ltd.	106,300	2,634,360
	KYORIN Holdings, Inc.	265,900	5,067,990
	Mani, Inc.	16,700	691,912
#	Message Co., Ltd.	81,400	2,600,249
	Mochida Pharmaceutical Co., Ltd.	69,899	5,005,057
	Nagaileben Co., Ltd.	58,000	1,238,146
	Nakanishi, Inc.	41,000	1,312,130
	Nichi-iko Pharmaceutical Co., Ltd.	200,350	3,089,191
	Nichii Gakkan Co.	260,500	2,421,440
	Nihon Kohden Corp.	180,100	7,172,666
#	Nikkiso Co., Ltd.	350,000	3,896,050
	Nippon Chemiphar Co., Ltd.	180,000	910,327
	Nippon Shinyaku Co., Ltd.	269,000	5,111,508
#	Nipro Corp.	469,400	4,216,234
	Nissui Pharmaceutical Co., Ltd.	70,500	734,061
#	Paramount Bed Holdings Co., Ltd.	89,400	2,795,042
	Psc, Inc.	11,100	283,275
#	Rion Co., Ltd.	27,700	394,994
	Rohto Pharmaceutical Co., Ltd.	475,000	8,387,658
	Seed Co., Ltd.	200	2,672
	Seikagaku Corp.	179,800	2,398,209
#	Ship Healthcare Holdings, Inc.	193,400	7,412,976

	Shofu, Inc.	24,800	$210,546
	Software Service, Inc.	11,200	401,455
	Taiko Pharmaceutical Co., Ltd.	50,700	827,214
	Techno Medica Co., Ltd.	18,000	382,837
#*	tella, Inc.	18,900	289,719
	Toho Holdings Co., Ltd.	271,900	5,737,281
	Tokai Corp/Gifu	44,500	1,268,699
	Torii Pharmaceutical Co., Ltd.	65,200	2,112,339
#	Towa Pharmaceutical Co., Ltd.	57,800	2,493,703
	Tsukui Corp.	170,000	1,659,382
	Vital KSK Holdings, Inc.	184,400	1,392,759
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	287,028
#	ZERIA Pharmaceutical Co., Ltd.	105,599	2,148,834
Total Health Care			116,148,881

Industrials — (25.3%)
#*	A&A Material Corp.	127,000	146,036
	Advan Co., Ltd.	96,200	1,120,735
	Advanex, Inc.	73,000	101,028
#	Aeon Delight Co., Ltd.	9,600	180,750
	Aica Kogyo Co., Ltd.	282,300	6,294,523
	Aichi Corp.	172,400	764,946
	Aida Engineering, Ltd.	302,300	2,880,318
	Alinco, Inc.	47,300	542,803
	Alps Logistics Co., Ltd.	50,700	511,000
#	Altech Corp.	43,850	426,970
	Anest Iwata Corp.	169,000	1,063,755
*	Arrk Corp.	79,400	219,971
#	Asahi Diamond Industrial Co., Ltd.	303,800	3,864,835
#	Asahi Kogyosha Co., Ltd.	124,000	454,688
#*	Asanuma Corp.	501,000	693,201
	Asia Air Survey Co., Ltd.	23,000	79,290
#	Asunaro Aoki Construction Co., Ltd.	154,000	878,023
	Bando Chemical Industries, Ltd.	452,000	1,856,628
	Benefit One, Inc.	98,200	885,749
	Bunka Shutter Co., Ltd.	284,000	1,745,592
	Central Glass Co., Ltd.	1,125,000	3,654,912
	Central Security Patrols Co., Ltd.	43,700	445,730
	Chiyoda Integre Co., Ltd.	50,800	928,417
	Chudenko Corp.	130,500	2,254,366
#	Chugai Ro Co., Ltd.	384,000	866,252
	CKD Corp.	322,100	3,069,082
#	Cosel Co., Ltd.	127,900	1,493,515
	CTI Engineering Co., Ltd.	60,700	715,526
	Dai-Dan Co., Ltd.	156,000	823,922
	Daido Kogyo Co., Ltd.	171,000	476,149
	Daifuku Co., Ltd.	505,000	6,237,722
	Daihatsu Diesel Manufacturing Co., Ltd.	74,000	408,421
	Daihen Corp.	586,000	2,334,098
#	Daiho Corp.	48,000	175,382
	Daiichi Jitsugyo Co., Ltd.	238,000	1,060,029
*	Daiki Ataka Engineering Co., Ltd.	63,000	198,201
#	Daiseki Co., Ltd.	200,163	3,461,501

	Daiseki Eco. Solution Co., Ltd.	7,200	$111,000
	Daiwa Industries, Ltd.	178,000	1,222,447
*	Danto Holdings Corp.	165,000	178,950
	Denyo Co., Ltd.	85,100	1,428,523
	Dijet Industrial Co., Ltd.	80,000	117,058
#	DMG Mori Seiki Co., Ltd.	504,000	6,373,075
	DMW Corp.	4,800	83,431
#	Duskin Co., Ltd.	268,200	5,148,234
	Ebara Jitsugyo Co., Ltd.	35,500	480,469
	Eidai Co., Ltd.	71,000	425,960
	Emori & Co., Ltd.	30,300	472,465
	en-japan, Inc.	49,800	890,393
#	Endo Lighting Corp.	54,300	1,014,337
*	Enshu, Ltd.	281,000	362,285
#	Freund Corp.	3,500	39,888
	Fudo Tetra Corp.	842,500	1,541,381
	Fujikura, Ltd.	2,042,000	9,319,832
#*	Fujisash Co., Ltd.	307,800	520,101
	Fujitec Co., Ltd.	384,000	5,191,303
	Fukuda Corp.	508,000	2,340,595
	Fukushima Industries Corp.	66,400	1,057,576
#	Fukuyama Transporting Co., Ltd.	669,400	4,019,642
	Funai Consulting, Inc.	112,400	883,500
	Furukawa Co., Ltd.	1,300,000	2,341,443
#	Furukawa Electric Co., Ltd.	3,973,000	9,885,026
	Furusato Industries, Ltd.	50,600	533,416
	Futaba Corp.	154,300	2,660,657
	Gecoss Corp.	112,400	945,610
	Glory, Ltd.	305,500	8,377,343
	Hamakyorex Co., Ltd.	39,100	1,052,813
	Hanwa Co., Ltd.	1,084,000	4,202,927
#	Harmonic Drive Systems, Inc.	8,000	241,880
#	Hazama Ando Corp.	796,000	2,976,550
#	Hibiya Engineering, Ltd.	131,300	1,894,982
	Hisaka Works, Ltd.	115,000	1,114,597
#	Hitachi Koki Co., Ltd.	291,400	2,276,963
	Hitachi Metals Techno, Ltd.	56,500	661,658
	Hitachi Transport System, Ltd.	125,100	2,034,971
#	Hitachi Zosen Corp.	879,499	4,197,223
	Hokuetsu Industries Co., Ltd.	85,000	456,728
	Hokuriku Electrical Construction Co., Ltd.	64,000	274,901
	Hosokawa Micron Corp.	166,000	934,611
	Howa Machinery, Ltd.	70,500	524,302
	Ichiken Co., Ltd.	87,000	143,500
	ICHINEN HOLDINGS Co., Ltd.	100,300	759,916
	Idec Corp.	149,200	1,398,021
	Iino Kaiun Kaisha, Ltd.	260,200	1,302,423
#	Inaba Denki Sangyo Co., Ltd.	128,500	4,148,392
	Inaba Seisakusho Co., Ltd.	58,800	736,236
	Inabata & Co., Ltd.	317,300	3,233,162
	Inui Steamship Co., Ltd.	128,800	424,882
#	Inui Warehouse Co., Ltd.	23,600	216,548
#	Iseki & Co., Ltd.	1,003,000	2,653,157

	Ishii Iron Works Co., Ltd.	57,000	$152,690
	Itoki Corp.	205,900	1,292,397
*	Iwasaki Electric Co., Ltd.	367,000	898,218
#	Iwatani Corp.	1,022,000	6,672,338
*	Jalux, Inc.	40,800	414,540
	Jamco Corp.	80,000	1,495,314
#	Japan Airport Terminal Co., Ltd.	155,700	4,038,081
#	Japan Foundation Engineering Co., Ltd.	162,500	538,378
	Japan Pulp & Paper Co., Ltd.	469,000	1,588,999
	Japan Transcity Corp.	249,000	767,065
#	JK Holdings Co., Ltd.	92,540	498,449
#*	Juki Corp.	544,000	1,097,394
	Kamei Corp.	153,000	1,143,804
	Kanaden Corp.	116,000	794,018
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	964,712
#	Kanamoto Co., Ltd.	135,000	3,950,434
#	Kandenko Co., Ltd.	576,000	2,917,148
#	Kanematsu Corp.	2,253,625	3,493,600
*	Kanematsu-NNK Corp.	125,000	187,971
#	Katakura Industries Co., Ltd.	132,100	1,674,461
	Kato Works Co., Ltd.	296,000	1,601,050
#	KAWADA TECHNOLOGIES, Inc.	60,600	1,753,833
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	290,285
	Keihin Co., Ltd.	245,000	379,251
*	KI Holdings Co., Ltd.	54,000	130,148
	King Jim Co., Ltd.	30,400	210,734
	Kinki Sharyo Co., Ltd.	185,000	696,224
	Kintetsu World Express, Inc.	84,200	3,741,201
	Kitagawa Iron Works Co., Ltd.	502,000	852,134
	Kitano Construction Corp.	242,000	606,504
	Kitazawa Sangyo Co., Ltd.	26,000	45,388
	Kito Corp.	46,900	959,583
	Kitz Corp.	508,700	2,485,728
*	Kobe Electric Railway Co., Ltd.	6,000	19,765
	Kobelco Eco-Solutions Co., Ltd.	3,000	12,492
	Koike Sanso Kogyo Co., Ltd.	149,000	314,951
	Kokusai Co., Ltd.	23,300	261,990
	Kokuyo Co., Ltd.	458,725	3,349,898
	KOMAIHALTEC, Inc.	213,000	640,766
	Komatsu Wall Industry Co., Ltd.	48,300	927,016
	Komori Corp.	407,800	5,089,524
	Kondotec, Inc.	114,100	794,731
	Kosaido Co., Ltd.	275,700	1,373,548
#	KRS Corp.	37,200	364,871
#	Kuroda Electric Co., Ltd.	174,000	2,819,236
	Kyodo Printing Co., Ltd.	540,000	1,525,755
	Kyokuto Boeki Kaisha, Ltd.	58,000	121,490
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	3,034,133
	Kyoritsu Printing Co., Ltd.	5,400	14,168
	Kyosan Electric Manufacturing Co., Ltd.	278,000	941,173
	Kyowa Exeo Corp.	482,300	6,193,535
	Kyudenko Corp.	225,000	1,802,994
#	Link And Motivation, Inc.	27,300	59,778

#*	Lonseal Corp.	116,000	$173,869
#	Maeda Corp.	845,000	5,311,487
	Maeda Kosen Co., Ltd.	33,400	549,220
	Maeda Road Construction Co., Ltd.	360,000	5,011,429
	Maezawa Industries, Inc.	35,700	115,229
	Maezawa Kasei Industries Co., Ltd.	50,700	537,427
	Maezawa Kyuso Industries Co., Ltd.	52,800	651,262
#	Makino Milling Machine Co., Ltd.	576,000	4,059,608
	Marubeni Construction Material Lease Co., Ltd.	75,000	154,812
	Marufuji Sheet Piling Co., Ltd.	7,000	25,068
	Maruka Machinery Co., Ltd.	28,100	350,106
	Maruyama Manufacturing Co., Inc.	237,000	530,334
#	Maruzen Showa Unyu Co., Ltd.	309,000	1,040,050
	Matsuda Sangyo Co., Ltd.	82,582	997,956
	Matsui Construction Co., Ltd.	128,600	549,468
	Max Co., Ltd.	197,000	2,189,717
#	Meidensha Corp.	989,050	4,369,639
#	Meiji Shipping Co., Ltd.	114,200	457,134
	Meisei Industrial Co., Ltd.	221,000	981,896
#	Meitec Corp.	156,900	4,450,167
	Meito Transportation Co., Ltd.	22,000	140,412
#	Meiwa Corp.	166,400	568,274
	Mesco, Inc.	22,000	151,293
	Mirait Holdings Corp.	377,085	3,302,763
	Mitani Corp.	64,700	1,444,663
#*	Mitsubishi Kakoki Kaisha, Ltd.	369,000	583,166
#	Mitsubishi Nichiyu Forklift Co., Ltd.	147,000	1,032,514
	Mitsubishi Pencil Co., Ltd.	104,500	2,998,316
	Mitsuboshi Belting Co., Ltd.	296,000	1,678,306
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,170,000	8,803,134
#	Mitsui Matsushima Co., Ltd.	761,000	1,171,149
#	Mitsui-Soko Co., Ltd.	453,000	1,804,739
	Mitsumura Printing Co., Ltd.	93,000	236,405
	Miura Co., Ltd.	157,300	4,328,113
#	Miyaji Engineering Group, Inc.	332,175	736,177
#	MonotaRO Co., Ltd.	148,100	3,756,440
	Morita Holdings Corp.	239,000	2,038,706
#	Moshi Moshi Hotline, Inc.	240,800	2,210,336
	NAC Co., Ltd.	50,800	795,130
	Nachi-Fujikoshi Corp.	913,000	6,011,192
	Nagase & Co., Ltd.	188,800	2,331,480
	Nakabayashi Co., Ltd.	217,000	435,065
	Nakano Corp.	5,500	12,859
#	Namura Shipbuilding Co., Ltd.	182,100	1,703,215
	Narasaki Sangyo Co., Ltd.	56,000	165,082
	NDS Co., Ltd.	231,000	638,731
#	NEC Capital Solutions, Ltd.	45,100	939,480
#	Nichias Corp.	553,000	3,546,038
	Nichiban Co., Ltd.	122,000	410,679
	Nichiden Corp.	24,500	581,455
	Nichiha Corp.	132,380	1,523,814
	Nichireki Co., Ltd.	138,000	1,373,268
	Nihon M&A Center, Inc.	57,900	1,550,064

	Nikkato Corp.	700	$2,800
#	Nikko Co., Ltd.	149,000	693,960
	Nippo Corp.	315,000	4,345,401
#	Nippon Carbon Co., Ltd.	663,000	1,259,329
#	Nippon Conveyor Co., Ltd.	170,000	232,318
#	Nippon Densetsu Kogyo Co., Ltd.	211,000	2,838,134
	Nippon Filcon Co., Ltd.	70,900	306,997
	Nippon Hume Corp.	112,000	909,574
#	Nippon Jogesuido Sekkei Co., Ltd.	29,500	364,604
	Nippon Kanzai Co., Ltd.	43,000	865,739
#	Nippon Koei Co., Ltd.	372,000	1,854,060
	Nippon Konpo Unyu Soko Co., Ltd.	313,300	5,524,991
#	Nippon Parking Development Co., Ltd.	879,100	930,018
	Nippon Rietec Co., Ltd.	7,000	50,327
	Nippon Road Co., Ltd. (The)	395,000	1,802,008
	Nippon Seisen Co., Ltd.	103,000	410,767
#	Nippon Sharyo, Ltd.	391,000	1,622,177
#*	Nippon Sheet Glass Co., Ltd.	5,424,000	7,731,351
#	Nippon Steel & Sumikin Texeng Co., Ltd.(6869904)	274,000	951,506
	Nippon Steel & Sumikin Texeng Co., Ltd.(6646884)	882,599	2,837,931
	Nippon Thompson Co., Ltd.	375,000	1,843,032
	Nippon Tungsten Co., Ltd.	62,000	104,725
	Nishi-Nippon Railroad Co., Ltd.	973,000	3,676,515
	Nishimatsu Construction Co., Ltd.	1,855,000	5,992,022
#	Nishio Rent All Co., Ltd.	84,700	3,143,404
#	Nissei ASB Machine Co., Ltd.	30,600	550,048
	Nissei Corp.	37,900	339,461
	Nissei Plastic Industrial Co., Ltd.	241,800	1,443,130
	Nisshinbo Holdings, Inc.	839,000	7,168,126
	Nissin Corp.	377,000	1,073,678
#	Nissin Electric Co., Ltd.	284,000	1,464,279
#	Nitta Corp.	112,800	2,105,781
*	Nitto Boseki Co., Ltd.	838,000	3,908,885
#	Nitto Kogyo Corp.	149,000	3,127,307
#	Nitto Kohki Co., Ltd.	68,300	1,257,266
	Nitto Seiko Co., Ltd.	138,000	404,866
#	Nittoc Construction Co., Ltd.	154,100	566,141
#	Nittoku Engineering Co., Ltd.	79,500	637,679
	Noda Corp.	158,100	637,290
#	Nomura Co., Ltd.	220,000	1,715,517
	Noritake Co., Ltd.	588,000	1,488,374
	Noritz Corp.	164,200	3,065,566
#	NS United Kaiun Kaisha, Ltd.	574,000	1,362,768
#	Obara Group, Inc.	62,600	2,351,339
	Obayashi Road Corp.	175,000	899,936
	Odelic Co., Ltd.	1,400	37,477
#	Oiles Corp.	138,142	2,955,639
	Okabe Co., Ltd.	217,600	3,128,094
*	Okamoto Machine Tool Works, Ltd.	166,000	168,816
	Okamura Corp.	364,900	3,197,349
	OKI Electric Cable Co., Ltd.	90,000	152,979
#	OKK Corp.	419,000	548,408
#	OKUMA Corp.	792,000	6,381,827

#	Okumura Corp.	951,400	$4,235,850
	Onoken Co., Ltd.	75,600	903,225
	Organo Corp.	221,000	1,028,421
	OSG Corp.	401,700	6,958,753
#	Outsourcing, Inc.	37,400	532,773
	Oyo Corp.	109,600	1,494,014
#*	Pasco Corp.	101,000	424,493
	Pasona Group, Inc.	96,900	571,004
#	Penta-Ocean Construction Co., Ltd.	1,646,000	5,589,054
	Pilot Corp.	81,700	3,359,940
#	Prestige International, Inc.	74,100	750,522
	Pronexus, Inc.	133,200	982,462
#	PS Mitsubishi Construction Co., Ltd.	37,300	166,956
	Raito Kogyo Co., Ltd.	286,500	2,392,012
	Rheon Automatic Machinery Co., Ltd.	64,000	359,184
	Ryobi, Ltd.	710,200	2,168,855
	Sakai Heavy Industries, Ltd.	224,000	773,819
	Sakai Moving Service Co., Ltd.	10,300	340,165
#*	Sanix, Inc.	115,800	1,253,645
	Sanki Engineering Co., Ltd.	340,000	2,149,978
#	Sanko Metal Industrial Co., Ltd.	136,000	352,080
	Sankyo Tateyama, Inc.	171,000	3,345,385
#	Sankyu, Inc.	1,545,000	5,803,926
	Sanritsu Corp.	6,500	34,442
#	Sanwa Holdings Corp.	1,215,000	7,875,990
	Sanyo Denki Co., Ltd.	223,000	1,438,449
	Sanyo Engineering & Construction, Inc.	48,000	224,988
	Sanyo Industries, Ltd.	99,000	171,702
#*	Sasebo Heavy Industries Co., Ltd.	701,000	1,006,175
#	Sata Construction Co., Ltd.	384,000	455,094
#	Sato Holdings Corp.	115,100	2,665,362
	Sato Shoji Corp.	65,300	436,440
	SBS Holdings, Inc.	6,000	100,571
	Secom Joshinetsu Co., Ltd.	33,900	862,672
	Seibu Electric Industry Co., Ltd.	67,000	306,538
#	Seika Corp.	322,000	786,321
#*	Seikitokyu Kogyo Co., Ltd.	713,000	851,637
#	Seino Holdings Co., Ltd.	528,000	5,037,547
	Sekisui Jushi Corp.	168,000	2,274,828
#	Senko Co., Ltd.	497,000	2,156,190
#	Senshu Electric Co., Ltd.	37,300	455,774
	Shibusawa Warehouse Co., Ltd. (The)	265,000	988,642
#	Shibuya Kogyo Co., Ltd.	44,100	1,175,325
#	Shima Seiki Manufacturing, Ltd.	152,300	2,344,917
	Shin Nippon Air Technologies Co., Ltd.	88,780	559,087
	Shin-Keisei Electric Railway Co., Ltd.	182,000	663,764
	Shinmaywa Industries, Ltd.	473,000	4,323,585
	Shinnihon Corp.	194,800	590,358
	Shinsho Corp.	254,000	519,472
	Shinwa Co., Ltd.	8,400	102,205
	Shoko Co., Ltd.	390,000	540,709
#	Showa Aircraft Industry Co., Ltd.	26,000	298,187
#	Sinfonia Technology Co., Ltd.	574,000	903,431

#	Sinko Industries, Ltd.	87,000	$819,976
	Sintokogio, Ltd.	259,800	1,984,070
	Soda Nikka Co., Ltd.	67,000	288,206
	Sodick Co., Ltd.	259,300	976,167
	Sohgo Security Services Co., Ltd.	338,100	7,075,585
	Sotetsu Holdings, Inc.	925,000	3,388,287
	Space Co., Ltd.	73,420	717,632
#	Srg Takamiya Co., Ltd.	16,900	241,917
#	Star Micronics Co., Ltd.	221,600	2,678,270
	Subaru Enterprise Co., Ltd.	59,000	196,994
	Sugimoto & Co., Ltd.	34,100	335,920
	Sumitomo Densetsu Co., Ltd.	98,100	1,220,277
#*	Sumitomo Mitsui Construction Co., Ltd.	3,611,900	3,785,442
	Sumitomo Precision Products Co., Ltd.	180,000	643,940
	Sumitomo Warehouse Co., Ltd. (The)	754,000	3,670,693
#*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,747,797
	Tadano, Ltd.	213,579	2,770,095
	Taihei Dengyo Kaisha, Ltd.	193,000	1,194,475
#	Taiheiyo Kouhatsu, Inc.	353,000	337,636
#	Taikisha, Ltd.	162,300	3,525,972
	Takada Kiko Co., Ltd.	72,000	144,398
	Takano Co., Ltd.	51,100	272,707
#	Takaoka Toko Holdings Co., Ltd.	44,820	861,650
	Takara Printing Co., Ltd.	38,055	299,972
	Takara Standard Co., Ltd.	509,000	3,907,263
#	Takasago Thermal Engineering Co., Ltd.	328,800	3,371,270
#	Takashima & Co., Ltd.	192,000	453,029
#	Takeei Corp.	83,400	783,654
#	Takeuchi Manufacturing Co., Ltd.	66,400	1,695,927
	Takigami Steel Construction Co., Ltd. (The)	50,000	255,317
#	Takisawa Machine Tool Co., Ltd.	349,000	524,546
	Takuma Co., Ltd.	392,000	2,799,073
#	Tanseisha Co., Ltd.	137,800	619,833
#	Tatsuta Electric Wire and Cable Co., Ltd.	260,200	1,350,443
	TECHNO ASSOCIE Co., Ltd.	58,400	587,502
#	Techno Ryowa, Ltd.	71,390	344,989
#	Teikoku Electric Manufacturing Co., Ltd.	41,500	1,359,117
	Teikoku Sen-I Co., Ltd.	119,000	1,827,958
#*	Tekken Corp.	763,000	2,060,608
	Temp Holdings Co., Ltd.	4,000	106,003
	Teraoka Seisakusho Co., Ltd.	53,600	203,530
#	Toa Corp.	1,060,000	2,166,157
	TOA ROAD Corp.	246,000	976,514
#*	Tobishima Corp.	913,000	1,353,532
	Tocalo Co., Ltd.	81,900	1,297,809
	Toda Corp.	1,143,000	3,751,816
	Toenec Corp.	212,000	1,164,828
	TOKAI Holdings Corp.	484,300	1,646,977
	Tokai Lease Co., Ltd.	154,000	279,119
	Tokyo Energy & Systems, Inc.	143,000	695,229
#	Tokyo Keiki, Inc.	319,000	931,249
#*	Tokyo Kikai Seisakusho, Ltd.	225,000	202,750
	Tokyo Sangyo Co., Ltd.	81,000	315,243

	Toli Corp.	252,000	$500,190
#	Tomoe Corp.	150,100	660,086
	Tomoe Engineering Co., Ltd.	36,200	598,337
	Tonami Holdings Co., Ltd.	331,000	618,583
	Toppan Forms Co., Ltd.	280,000	2,603,860
#	Torishima Pump Manufacturing Co., Ltd.	111,200	1,374,241
#	Toshiba Machine Co., Ltd.	641,000	3,037,600
#	Toshiba Plant Systems & Services Corp.	228,450	3,407,073
#	Tosho Printing Co., Ltd.	243,000	1,054,019
	Totetsu Kogyo Co., Ltd.	140,300	2,598,201
#	Toyo Construction Co., Ltd.	340,800	1,198,075
#	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	720,981
#	Toyo Engineering Corp.	653,400	2,995,139
	Toyo Machinery & Metal Co., Ltd.	42,400	236,164
#	Toyo Tanso Co., Ltd.	68,900	1,530,842
#	Toyo Wharf & Warehouse Co., Ltd.	317,000	757,623
	Trancom Co., Ltd.	40,000	1,550,109
	Trinity Industrial Corp.	19,000	81,424
	Trusco Nakayama Corp.	107,400	2,475,647
	Tsubakimoto Chain Co.	779,700	5,586,062
	Tsubakimoto Kogyo Co., Ltd.	117,000	322,994
#*	Tsudakoma Corp.	272,000	420,082
#	Tsugami Corp.	368,000	2,206,056
	Tsukishima Kikai Co., Ltd.	127,000	1,420,453
	Tsurumi Manufacturing Co., Ltd.	94,000	1,214,261
	TTK Co., Ltd.	62,000	273,055
	Uchida Yoko Co., Ltd.	331,000	934,408
#	Ueki Corp.	364,000	736,920
	Union Tool Co.	64,700	1,482,948
	Ushio, Inc.	267,800	3,459,473
	Utoc Corp.	92,900	323,204
#	Wakachiku Construction Co., Ltd.	1,204,000	1,631,860
	Wakita & Co., Ltd.	197,000	2,307,054
#	Weathernews, Inc.	37,900	1,009,567
#	Yahagi Construction Co., Ltd.	147,200	1,446,485
	YAMABIKO Corp.	35,182	1,431,829
	Yamato Corp.	82,000	276,856
	Yamaura Corp.	25,000	70,952
#	Yamazen Corp.	305,500	2,016,692
	Yasuda Warehouse Co., Ltd. (The)	100,100	1,064,072
	Yokogawa Bridge Holdings Corp.	170,400	1,878,641
	Yondenko Corp.	132,800	466,717
#	Yuasa Trading Co., Ltd.	996,000	2,039,088
	Yuken Kogyo Co., Ltd.	183,000	399,337
#	Yumeshin Holdings Co., Ltd.	55,900	495,221
	Yurtec Corp.	256,000	985,120
	Yusen Logistics Co., Ltd.	103,200	1,302,977
	Yushin Precision Equipment Co., Ltd.	1,286	37,518
#	Zuiko Corp.	8,800	524,572
Total Industrials			659,134,238

Information Technology — (9.8%)
#	A&D Co., Ltd.	94,100	390,302

	Ai Holdings Corp.	255,500	$4,515,645
	Aichi Tokei Denki Co., Ltd.	192,000	549,029
#	Aiphone Co., Ltd.	84,900	1,418,436
#	Allied Telesis Holdings KK	470,700	393,579
	Alpha Systems, Inc.	35,560	533,376
#*	Alps Electric Co., Ltd.	167,700	1,996,136
#	Amano Corp.	351,700	3,630,152
#	Anritsu Corp.	597,400	6,855,837
	AOI Electronic Co., Ltd.	35,200	664,798
	Argo Graphics, Inc.	25,600	418,916
	Arisawa Manufacturing Co., Ltd.	186,600	1,001,754
	Asahi Net, Inc.	74,000	351,007
#	Axell Corp.	43,600	713,642
	Azbil Corp.	178,400	4,411,106
#	Bit-isle, Inc.	112,900	672,721
	CAC Corp.	72,400	727,713
#	Canon Electronics, Inc.	127,100	2,215,004
#	Capcom Co., Ltd.	189,900	3,600,925
	Chino Corp.	165,000	352,529
#*	CMK Corp.	263,200	671,182
	Computer Engineering & Consulting, Ltd.	69,400	423,342
#	CONEXIO Corp.	104,600	827,935
	Core Corp.	37,100	272,085
	Cresco, Ltd.	23,200	225,334
	Cybernet Systems Co., Ltd.	12,000	41,832
	Cybozu, Inc.	115,700	400,012
#	Dai-ichi Seiko Co., Ltd.	53,200	633,885
#	Dainippon Screen Manufacturing Co., Ltd.	264,000	1,219,289
#	Daishinku Corp.	193,000	775,379
	Daito Electron Co., Ltd.	5,900	23,652
	Daiwabo Holdings Co., Ltd.	1,152,000	2,008,285
#	Denki Kogyo Co., Ltd.	319,000	1,943,425
	DKK-Toa Corp.	38,200	194,198
	DTS Corp.	114,800	2,010,357
#	Dwango Co., Ltd.	103,400	3,447,868
	Eizo Corp.	99,300	2,601,582
	Elecom Co., Ltd.	43,500	913,884
#	Elematec Corp.	39,871	687,263
#	EM Systems Co., Ltd.	11,500	256,304
	Enplas Corp.	45,000	2,524,366
#	ESPEC Corp.	123,100	955,918
	Excel Co., Ltd.	36,400	399,698
	Faith, Inc.	27,910	284,859
#*	FDK Corp.	246,000	333,030
#	Ferrotec Corp.	179,000	933,553
#	Fuji Electronics Co., Ltd.	55,100	674,797
	Fuji Soft, Inc.	120,000	2,551,307
	Fujitsu Frontech, Ltd.	77,500	929,238
#	Furuno Electric Co., Ltd.	86,500	595,463
#	Furuya Metal Co., Ltd.	10,800	264,493
	Future Architect, Inc.	114,800	688,657
	GMO internet, Inc.	146,900	1,462,503
#	GMO Payment Gateway, Inc.	11,700	498,507

#	Gurunavi, Inc.	166,200	$2,332,566
	Hakuto Co., Ltd.	85,700	804,711
#	Hioki EE Corp.	45,400	678,170
	Hitachi Kokusai Electric, Inc.	217,500	2,614,551
	Hochiki Corp.	97,000	524,766
#	Hokuriku Electric Industry Co., Ltd.	398,000	539,598
#	Horiba, Ltd.	218,850	8,265,542
#	Hosiden Corp.	351,400	1,726,599
	I-Net Corp.	47,800	336,953
	Icom, Inc.	49,700	1,139,384
*	Ikegami Tsushinki Co., Ltd.	268,000	285,272
	Imagica Robot Holdings, Inc.	2,200	10,197
	Ines Corp.	202,300	1,389,959
#	Infocom Corp.	73,800	599,914
#	Infomart Corp.	49,800	832,124
	Information Services International-Dentsu, Ltd.	76,700	934,219
	Innotech Corp.	92,200	393,657
#	Internet Initiative Japan, Inc.	167,100	4,025,455
#	Iriso Electronics Co., Ltd.	45,400	2,449,836
	IT Holdings Corp.	448,301	7,355,337
*	Itfor, Inc.	99,500	446,098
	Iwatsu Electric Co., Ltd.	541,000	476,256
	Japan Aviation Electronics Industry, Ltd.	349,600	5,208,855
#	Japan Digital Laboratory Co., Ltd.	117,300	1,688,459
*	Japan Radio Co., Ltd.	304,000	1,162,257
	Jastec Co., Ltd.	61,400	433,716
#	JBCC Holdings, Inc.	84,900	619,511
*	Justsystems Corp.	165,300	1,276,979
#	Kaga Electronics Co., Ltd.	116,400	1,609,568
	Kanematsu Electronics, Ltd.	83,100	1,168,276
	Koa Corp.	189,200	2,111,022
	Kyoden Co., Ltd.	1,300	2,196
	Kyowa Electronics Instruments Co., Ltd.	59,000	262,621
#	LAC Co., Ltd.	61,400	306,880
	Lasertec Corp.	60,300	678,057
#*	Livesense, Inc.	38,400	462,232
	Macnica, Inc.	57,900	1,717,801
	Marubun Corp.	98,500	513,603
#	Maruwa Co., Ltd.	53,800	2,096,388
#	Marvelous AQL, Inc.	163,400	1,333,691
#*	Megachips Corp.	104,400	1,224,909
	Meiko Electronics Co., Ltd.	70,200	443,124
#	Melco Holdings, Inc.	77,000	1,131,048
#	Micronics Japan Co., Ltd.	46,700	1,981,781
	Mimasu Semiconductor Industry Co., Ltd.	94,181	838,512
#	Miraial Co., Ltd.	33,800	476,178
	Miroku Jyoho Service Co., Ltd.	99,500	400,577
	Mitsubishi Research Institute, Inc.	23,300	469,364
	Mitsui High-Tec, Inc.	146,300	979,902
#	Mitsui Knowledge Industry Co., Ltd.	364,300	543,101
#	Mitsumi Electric Co., Ltd.	560,900	4,063,079
#	MTI, Ltd.	73,600	398,836
#	Mutoh Holdings Co., Ltd.	101,000	465,581

	Nagano Keiki Co., Ltd.	5,500	$36,729
	Nakayo Telecommunications, Inc.	411,000	1,303,943
	NEC Networks & System Integration Corp.	140,600	2,855,769
#	NET One Systems Co., Ltd.	493,600	3,351,590
#*	New Japan Radio Co., Ltd.	12,000	36,109
	Nichicon Corp.	302,300	2,390,886
	Nidec Copal Electronics Corp.	87,400	568,306
	NIFTY Corp.	47,400	532,212
#	Nihon Dempa Kogyo Co., Ltd.	105,700	825,556
	Nihon Unisys, Ltd.	274,175	2,674,772
#	Nippon Ceramic Co., Ltd.	88,600	1,521,734
*	Nippon Chemi-Con Corp.	781,000	2,438,660
	Nippon Kodoshi Corp.	6,200	67,254
	Nippon Signal Co., Ltd. (The)	291,200	2,543,523
	Nippon Systemware Co., Ltd.	27,900	124,635
	Nohmi Bosai, Ltd.	135,000	1,703,649
	Noritsu Koki Co., Ltd.	101,700	715,447
#	NS Solutions Corp.	97,800	2,217,588
	NSD Co., Ltd.	202,500	2,534,711
#	Nuflare Technology, Inc.	15,900	1,046,868
	OBIC Business Consultants, Ltd.	6,500	219,026
	Ohara, Inc.	47,600	292,693
#	Oizumi Corp.	16,300	140,865
	Okaya Electric Industries Co., Ltd.	73,000	273,474
#	Oki Electric Industry Co., Ltd.	2,986,000	6,374,111
	ONO Sokki Co., Ltd.	114,000	512,249
	Optex Co., Ltd.	59,300	1,026,549
#	Origin Electric Co., Ltd.	168,000	493,293
#	Osaki Electric Co., Ltd.	173,000	1,003,936
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	478,359
	Panasonic Information Systems	15,700	427,833
	PCA Corp.	2,500	29,752
	Riken Keiki Co., Ltd.	82,300	745,694
	Riso Kagaku Corp.	91,800	2,277,353
	Ryoden Trading Co., Ltd.	173,000	1,177,263
	Ryosan Co., Ltd.	189,600	4,005,932
	Ryoyo Electro Corp.	113,200	1,454,270
#	Sanken Electric Co., Ltd.	610,000	4,327,001
	Sanshin Electronics Co., Ltd.	154,200	1,033,251
	Satori Electric Co., Ltd.	79,080	502,920
	Saxa Holdings, Inc.	307,000	471,652
	Shibaura Electronics Co., Ltd.	15,900	327,062
#	Shibaura Mechatronics Corp.	199,000	452,304
#	Shindengen Electric Manufacturing Co., Ltd.	410,000	1,807,117
#*	Shinkawa, Ltd.	68,300	389,644
#	Shinko Electric Industries Co., Ltd.	403,000	2,901,329
	Shinko Shoji Co., Ltd.	125,200	1,141,737
	Shizuki Electric Co., Inc.	103,000	395,140
	Siix Corp.	87,200	1,429,739
	SMK Corp.	347,000	1,312,688
*	SMS Co., Ltd.	35,200	685,701
#	Softbank Technology Corp.	17,900	264,500
*	Softbrain Co., Ltd.	7,700	9,910

	Soshin Electric Co., Ltd.	4,600	$16,754
	SRA Holdings	51,300	689,167
	Sumida Corp.	86,249	478,604
#	Sun-Wa Technos Corp.	16,500	138,777
	Systena Corp.	117,600	846,325
#	Tabuchi Electric Co., Ltd.	102,000	709,722
	Tachibana Eletech Co., Ltd.	63,300	853,947
#	Taiyo Yuden Co., Ltd.	619,100	7,635,756
	Tamura Corp.	422,000	1,069,216
#*	Teac Corp.	436,000	304,288
	Tecmo Koei Holdings Co., Ltd.	150,730	2,040,293
	Teikoku Tsushin Kogyo Co., Ltd.	215,000	369,263
	TKC Corp.	110,100	2,188,259
#	Tokyo Electron Device, Ltd.	34,200	448,997
	Tokyo Seimitsu Co., Ltd.	216,900	3,816,989
	Tomen Devices Corp.	2,400	40,632
	Tomen Electronics Corp.	61,000	970,605
#	Topcon Corp.	202,900	3,320,535
	Tose Co., Ltd.	22,100	153,469
	Toshiba TEC Corp.	697,000	3,969,285
	Toukei Computer Co., Ltd.	26,810	362,780
#	Towa Corp.	112,000	589,573
#	Toyo Corp.	153,600	1,580,665
#*	Transcosmos, Inc.	137,700	2,851,612
	UKC Holdings Corp.	59,800	1,031,542
*	Ulvac, Inc.	238,300	4,868,603
#*	Uniden Corp.	377,000	944,096
#	UT Holdings Co., Ltd.	144,600	757,588
	Wellnet Corp.	31,500	592,731
	Y A C Co., Ltd.	37,700	211,740
#	Yamaichi Electronics Co., Ltd.	75,700	305,626
	Yashima Denki Co., Ltd.	7,700	33,197
	Yokowo Co., Ltd.	84,300	457,409
#	Zappallas, Inc.	52,200	383,582
#	Zuken, Inc.	94,600	753,807
Total Information Technology			255,975,079

Materials — (9.8%)
	Achilles Corp.	874,000	1,213,495
	ADEKA Corp.	494,600	5,690,541
#	Agro-Kanesho Co., Ltd.	14,000	94,034
	Aichi Steel Corp.	587,000	2,312,482
	Alconix Corp.	25,700	539,722
	Arakawa Chemical Industries, Ltd.	79,200	704,048
#	Araya Industrial Co., Ltd.	276,000	428,333
#	Asahi Holdings, Inc.	139,150	2,257,781
	Asahi Organic Chemicals Industry Co., Ltd.	391,000	881,881
	Asahi Printing Co., Ltd.	800	18,236
	C Uyemura & Co., Ltd.	17,800	880,285
	Carlit Holdings Co., Ltd.	67,500	309,569
	Chuetsu Pulp & Paper Co., Ltd.	568,000	1,174,505
#*	Chugai Mining Co., Ltd.	1,012,400	363,901
#	Chugoku Marine Paints, Ltd.	341,000	2,423,322

	Chuo Denki Kogyo Co., Ltd.	100,100	$303,409
*	Co-Op Chemical Co., Ltd.	159,000	187,989
	Dai Nippon Toryo Co., Ltd.	683,000	1,090,665
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,200	210,472
	Daiken Corp.	401,000	1,090,336
#	Daiki Aluminium Industry Co., Ltd.	142,000	336,851
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	376,000	1,744,535
#	Daio Paper Corp.	526,500	6,329,945
	Daiso Co., Ltd.	411,000	1,455,034
#	DC Co., Ltd.	113,900	649,675
	Denki Kagaku Kogyo KK	387,000	1,325,737
#	DKS Co., Ltd.	197,000	613,378
	Dynapac Co., Ltd.	25,000	61,546
	Earth Chemical Co., Ltd.	55,400	2,016,234
#	FP Corp.	136,000	4,320,502
	Fuji Seal International, Inc.	121,900	4,144,944
	Fujikura Kasei Co., Ltd.	138,000	852,167
	Fujimi, Inc.	108,700	1,355,744
	Fujimori Kogyo Co., Ltd.	69,200	1,792,349
	Fumakilla, Ltd.	45,000	130,290
	Fuso Chemical Co., Ltd.	2,900	72,389
	Godo Steel, Ltd.	899,000	1,259,954
#	Gun-Ei Chemical Industry Co., Ltd.	276,000	1,036,997
	Harima Chemicals Group, Inc.	73,300	325,176
#	Hodogaya Chemical Co., Ltd.	289,000	577,216
	Hokkan Holdings, Ltd.	283,000	784,574
#	Hokko Chemical Industry Co., Ltd.	90,000	286,929
	Hokuetsu Kishu Paper Co., Ltd.	862,199	4,318,196
	Honshu Chemical Industry Co., Ltd.	14,000	102,141
#	Ihara Chemical Industry Co., Ltd.	211,000	1,701,299
	Ise Chemical Corp.	83,000	555,338
*	Ishihara Sangyo Kaisha, Ltd.	1,854,500	1,711,544
	Ishizuka Glass Co., Ltd.	119,000	251,442
	JCU Corp.	11,900	755,771
#	JSP Corp.	103,900	1,602,576
#*	Kanto Denka Kogyo Co., Ltd.	91,000	232,958
	Katakura Chikkarin Co., Ltd.	43,000	108,848
	Kawakin Holdings Co., Ltd.	11,000	28,275
	Kawasaki Kasei Chemicals, Ltd.	84,000	141,518
	Kimoto Co., Ltd.	204,200	703,613
	Koatsu Gas Kogyo Co., Ltd.	163,493	902,765
	Kogi Corp.	30,000	59,276
	Kohsoku Corp.	61,900	543,424
	Konishi Co., Ltd.	87,400	1,546,662
	Krosaki Harima Corp.	260,000	570,370
	Kumiai Chemical Industry Co., Ltd.	271,000	1,724,443
	Kureha Corp.	736,500	3,486,065
	Kurimoto, Ltd.	702,000	1,549,266
#	Kyoei Steel, Ltd.	95,200	1,686,954
	Kyowa Leather Cloth Co., Ltd.	71,700	336,195
#	Lintec Corp.	264,300	5,037,966
	MEC Co., Ltd.	76,500	592,534
	Mitani Sekisan Co., Ltd.	17,000	266,671

#*	Mitsubishi Paper Mills, Ltd.	1,542,000	$1,373,418
	Mitsubishi Steel Manufacturing Co., Ltd.	743,000	1,596,092
	Mitsui Mining & Smelting Co., Ltd.	3,353,000	7,739,456
#	MORESCO Corp.	25,600	381,044
	Mory Industries, Inc.	156,000	549,504
#*	Nakayama Steel Works, Ltd.	422,000	343,818
	Neturen Co., Ltd.	154,500	986,209
#*	New Japan Chemical Co., Ltd.	182,300	418,693
	Nichia Steel Works, Ltd.	175,900	495,912
	Nihon Kagaku Sangyo Co., Ltd.	78,000	562,413
#	Nihon Nohyaku Co., Ltd.	252,000	3,790,831
	Nihon Parkerizing Co., Ltd.	271,000	6,256,310
	Nihon Yamamura Glass Co., Ltd.	491,000	866,154
#	Nippon Carbide Industries Co., Inc.	369,000	822,217
*	Nippon Chemical Industrial Co., Ltd.	491,000	683,402
	Nippon Chutetsukan KK	113,000	252,886
#	Nippon Concrete Industries Co., Ltd.	180,000	663,555
#	Nippon Denko Co., Ltd.	514,000	1,369,585
	Nippon Fine Chemical Co., Ltd.	85,600	551,008
#	Nippon Kasei Chemical Co., Ltd.	183,000	235,958
*	Nippon Kinzoku Co., Ltd.	264,000	331,971
#*	Nippon Koshuha Steel Co., Ltd.	458,000	430,170
#	Nippon Light Metal Holdings Co., Ltd.	3,026,200	3,955,983
#	Nippon Paper Industries Co., Ltd.	78,400	1,478,122
	Nippon Pillar Packing Co., Ltd.	113,000	877,277
#	Nippon Soda Co., Ltd.	785,000	4,252,298
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	289,000	2,078,840
#	Nippon Valqua Industries, Ltd.	465,000	1,288,115
	Nisshin Steel Holdings Co., Ltd.	453,992	3,888,768
#	Nitta Gelatin, Inc.	4,800	48,509
	Nittetsu Mining Co., Ltd.	375,000	1,469,762
	Nitto FC Co., Ltd.	72,000	421,535
#	NOF Corp.	833,000	6,024,980
	Okamoto Industries, Inc.	414,000	1,393,409
	Okura Industrial Co., Ltd.	305,000	953,588
	Osaka Organic Chemical Industry, Ltd.	66,000	300,295
	Osaka Steel Co., Ltd.	77,700	1,361,540
#	OSAKA Titanium Technologies Co., Ltd.	81,600	1,414,864
#*	Pacific Metals Co., Ltd.	823,000	3,060,433
	Pack Corp. (The)	75,200	1,435,726
#*	Rasa Industries, Ltd.	430,000	590,732
	Rengo Co., Ltd.	1,219,000	6,529,715
	Riken Technos Corp.	203,000	1,151,169
	Sakai Chemical Industry Co., Ltd.	535,000	1,659,884
	Sakata INX Corp.	242,000	2,294,559
	Sanyo Chemical Industries, Ltd.	347,000	2,225,730
	Sanyo Special Steel Co., Ltd.	592,300	2,484,237
	Sekisui Plastics Co., Ltd.	235,000	626,970
	Shikoku Chemicals Corp.	239,000	1,720,497
	Shin-Etsu Polymer Co., Ltd.	249,100	932,924
	Shinagawa Refractories Co., Ltd.	246,000	497,893
	Shinko Wire Co., Ltd.	184,000	305,413
	Stella Chemifa Corp.	53,600	765,172

	Sumitomo Bakelite Co., Ltd.	1,158,000	$4,454,507
	Sumitomo Osaka Cement Co., Ltd.	2,274,000	9,396,841
#	Sumitomo Seika Chemicals Co., Ltd.	259,000	1,743,600
	T Hasegawa Co., Ltd.	122,900	2,010,376
	T&K Toka Co., Ltd.	34,100	748,367
#	Taisei Lamick Co., Ltd.	27,600	707,439
	Taiyo Holdings Co., Ltd.	86,400	2,554,597
#	Takasago International Corp.	433,000	2,499,988
	Takiron Co., Ltd.	304,000	1,251,794
*	Tanaka Chemical Corp.	1,100	4,828
	Tayca Corp.	159,000	449,012
	Tenma Corp.	87,000	1,203,833
	Toagosei Co., Ltd.	1,252,000	5,346,987
#	Toda Kogyo Corp.	220,000	552,282
#*	Toho Titanium Co., Ltd.	132,500	792,269
#	Toho Zinc Co., Ltd.	741,000	2,243,778
	Tokai Carbon Co., Ltd.	1,202,000	4,073,011
	Tokushu Tokai Paper Co., Ltd.	551,580	1,230,270
#	Tokuyama Corp.	1,979,000	6,466,578
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,991,398
#*	Tokyo Rope Manufacturing Co., Ltd.	127,000	196,561
#	Tokyo Steel Manufacturing Co., Ltd.	654,900	3,505,763
	Tokyo Tekko Co., Ltd.	232,000	945,884
	Tomoegawa Co., Ltd.	125,000	239,761
	Tomoku Co., Ltd.	320,000	907,803
	Topy Industries, Ltd.	1,102,000	1,945,176
	Toyo Ink SC Holdings Co., Ltd.	1,076,000	4,341,455
	Toyo Kohan Co., Ltd.	286,000	1,401,002
	Toyobo Co., Ltd.	4,867,000	7,627,085
	TYK Corp.	138,000	294,600
#	UACJ Corp.	1,263,415	5,213,996
	Wood One Co., Ltd.	169,000	532,059
	Yodogawa Steel Works, Ltd.	786,500	3,257,583
	Yuki Gosei Kogyo Co., Ltd.	64,000	160,270
	Yushiro Chemical Industry Co., Ltd.	60,000	589,700
Total Materials			255,233,280

Telecommunication Services — (0.0%)
*	Japan Communications, Inc.	24,400	75,115
	Okinawa Cellular Telephone Co.	36,400	928,898
Total Telecommunication Services			1,004,013

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	265,000	726,947
	Hokuriku Gas Co., Ltd.	99,000	257,830
*	K&O Energy Group, Inc.	77,500	1,065,470
#	Kyoei Sangyo Co., Ltd.	97,000	168,061
	Okinawa Electric Power Co., Inc. (The)	93,671	3,173,645
	Saibu Gas Co., Ltd.	1,668,000	4,215,370

Shizuoka Gas Co., Ltd.	307,000	$1,872,793
Total Utilities		11,480,116

TOTAL COMMON STOCKS		2,235,683,588

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (14.1%)
§@ DFA Short Term Investment Fund	31,646,432	366,149,213

TOTAL INVESTMENTS — (100.0%) (Cost $2,478,468,577)^^		$2,601,832,801

Summary of the Series' investments as of March 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$451,499,321	—	$451,499,321
Consumer Staples	—	208,095,690	—	208,095,690
Energy	—	24,073,087	—	24,073,087
Financials	$4,896,453	248,143,430	—	253,039,883
Health Care	—	116,148,881	—	116,148,881
Industrials	—	659,134,238	—	659,134,238
Information Technology	—	255,975,079	—	255,975,079
Materials	—	255,233,280	—	255,233,280
Telecommunication Services	—	1,004,013	—	1,004,013
Utilities	1,065,470	10,414,646	—	11,480,116
Securities Lending Collateral	—	366,149,213	—	366,149,213
TOTAL	$5,961,923	$2,595,870,878	—	$2,601,832,801

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (98.3%)
Consumer Discretionary — (26.7%)
	4imprint Group P.L.C.	97,044	$1,108,848
	888 Holdings P.L.C.	936,528	2,353,586
*	Aga Rangemaster Group P.L.C.	453,866	1,282,239
	Barratt Developments P.L.C.	4,808,066	33,140,527
	Bellway P.L.C.	652,849	18,073,520
	Berkeley Group Holdings P.L.C.	650,346	28,454,147
	Betfair Group P.L.C.	104,609	1,929,934
	Bloomsbury Publishing P.L.C.	283,806	829,920
	Boot Henry P.L.C.	432,804	1,514,050
	Bovis Homes Group P.L.C.	875,787	13,100,029
	Bwin.Party Digital Entertainment P.L.C.	2,880,414	6,093,291
*	Carpetright P.L.C.	11,229	113,042
#	Centaur Media P.L.C.	556,967	630,029
	Chime Communications P.L.C.	327,062	1,866,133
	Cineworld Group P.L.C.	988,583	5,121,709
	Creston P.L.C.	22,394	38,273
	Daily Mail & General Trust P.L.C.	1,328,069	19,249,738
	Darty P.L.C.	924,031	1,807,987
	Debenhams P.L.C.	6,498,732	8,664,088
	Dignity P.L.C.	227,632	5,572,135
*	Dixons Retail P.L.C.	18,181,138	14,938,076
	Domino's Pizza Group P.L.C.	440,599	4,054,886
	Dunelm Group P.L.C.	244,196	3,852,021
*	Enterprise Inns P.L.C.	2,687,428	6,563,631
	Euromoney Institutional Investor P.L.C.	295,537	5,907,547
*	Findel P.L.C.	310,891	1,659,921
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner P.L.C.	137,316	2,102,953
	Future P.L.C.	1,301,863	141,786
	Games Workshop Group P.L.C.	101,889	882,175
	Greene King P.L.C.	1,421,372	21,417,155
	Halfords Group P.L.C.	1,072,399	8,264,630
	Headlam Group P.L.C.	337,290	2,695,113
	Home Retail Group P.L.C.	4,196,363	15,164,913
#*	Hornby P.L.C.	154,220	209,635
	Howden Joinery Group P.L.C.	3,180,986	19,754,308
	Huntsworth P.L.C.	926,689	1,046,869
	Inchcape P.L.C.	2,319,770	25,004,296
	Informa P.L.C.	3,121,619	27,532,371
	ITE Group P.L.C.	1,144,948	3,649,657
	ITV P.L.C.	297,513	950,559
	JD Sports Fashion P.L.C.	120,013	3,205,248
	JD Wetherspoon P.L.C.	490,410	7,009,307
	John Menzies P.L.C.	247,022	2,696,910
#*	Johnston Press P.L.C.	1,039,980	381,728
	Ladbrokes P.L.C.	4,483,503	10,099,793
*	Laura Ashley Holdings P.L.C.	1,517,420	626,631
	Lookers P.L.C.	1,408,832	3,516,081
	Marston's P.L.C.	3,122,248	7,499,337
	Mecom Group P.L.C.	428,577	870,661
	Millennium & Copthorne Hotels P.L.C.	1,048,561	9,894,087

*	Mitchells & Butlers P.L.C.	1,030,286	$7,831,741
	MJ Gleeson Group P.L.C.	195,875	1,322,292
#*	Mothercare P.L.C.	266,771	835,300
	N Brown Group P.L.C.	874,754	8,345,249
*	Ocado Group P.L.C.	841,913	6,467,617
	Pendragon P.L.C.	4,395,240	2,217,844
*	Perform Group P.L.C.	65,502	267,681
	Persimmon P.L.C.	1,168,882	26,255,177
	Photo-Me International P.L.C.	264,886	599,604
*	Puma Brandenburg, Ltd.	119,000	—
*	Puma Brandenburg, Ltd. A Shares	119,000	—
*	Punch Taverns P.L.C.	2,668,837	534,487
	Rank Group P.L.C.	99,802	263,198
	Redrow P.L.C.	1,505,347	8,188,903
	Restaurant Group P.L.C. (The)	967,459	11,504,836
	Rightmove P.L.C.	466,340	20,521,135
	Smiths News P.L.C.	998,228	2,517,832
	Spirit Pub Co. P.L.C.	3,103,818	4,207,261
*	Sportech P.L.C.	384,214	563,693
*	Sports Direct International P.L.C.	385,485	5,477,249
*	STV Group P.L.C.	4,868	29,706
*	SuperGroup P.L.C.	203,095	5,790,930
	Taylor Wimpey P.L.C.	15,614,170	30,692,905
	Ted Baker P.L.C.	145,679	5,218,130
*	Thomas Cook Group P.L.C.	7,517,966	22,622,030
	Topps Tiles P.L.C.	829,659	1,906,949
*	Torotrak P.L.C.	50,953	17,429
*	Trinity Mirror P.L.C.	1,688,565	5,431,522
	TUI Travel P.L.C.	394,548	2,883,116
	UBM P.L.C.	826,641	9,396,509
	UTV Media P.L.C.	444,753	1,754,059
	Vitec Group P.L.C. (The)	164,847	1,678,647
	WH Smith P.L.C.	711,405	14,270,860
	William Hill P.L.C.	3,678,697	20,929,762
	Wilmington Group P.L.C.	346,234	1,345,610
Total Consumer Discretionary			594,424,773

Consumer Staples — (3.8%)
	A.G. Barr P.L.C.	427,802	4,351,004
	Anglo-Eastern Plantations	108,153	1,246,154
	Booker Group P.L.C.	7,511,637	20,691,496
	Britvic P.L.C.	1,240,873	15,359,521
	Cranswick P.L.C.	264,392	5,399,266
	Dairy Crest Group P.L.C.	747,197	6,031,443
	Devro P.L.C.	891,696	3,510,035
	Greencore Group P.L.C.	2,335,961	10,741,610
	Greggs P.L.C.	541,226	4,561,991
	Hilton Food Group P.L.C.	24,794	208,272
	McBride P.L.C.	855,515	1,512,269
#*	Premier Foods P.L.C.	1,135,338	1,262,540
#	PZ Cussons P.L.C.	1,325,039	7,799,692
	REA Holdings P.L.C.	50,639	388,393
	Tate & Lyle P.L.C.	175,359	1,953,070

#*	Thorntons P.L.C.	261,199	$646,548
Total Consumer Staples			85,663,304

Energy — (5.1%)
*	Afren P.L.C.	5,639,345	13,287,011
	AMEC P.L.C.	1,114,094	20,865,484
	Anglo Pacific Group P.L.C.	472,317	1,417,944
*	Cairn Energy P.L.C.	2,601,577	7,244,796
*	Coalfield Resources P.L.C.	268,451	28,508
*	EnQuest P.L.C.	3,568,831	7,382,281
*	Essar Energy P.L.C.	1,162,294	1,314,172
*	Exillon Energy P.L.C.	289,661	604,721
	Fortune Oil P.L.C.	6,238,485	1,274,060
*	Hardy Oil & Gas P.L.C.	74,781	79,752
*	Heritage Oil P.L.C.	972,858	3,855,306
	Hunting P.L.C.	639,376	9,198,739
	James Fisher & Sons P.L.C.	216,358	5,281,244
#*	JKX Oil & Gas P.L.C.	456,676	468,465
	John Wood Group P.L.C.	1,508,579	19,313,177
*	Lamprell P.L.C.	967,717	2,243,874
	Premier Oil P.L.C.	2,484,308	12,226,606
*	Salamander Energy P.L.C.	1,063,663	1,802,375
	Soco International P.L.C.	1,018,017	6,728,118
Total Energy			114,616,633

Financials — (14.0%)
	Amlin P.L.C.	2,613,209	21,095,947
#	Ashmore Group P.L.C.	1,839,927	10,198,864
*	Bank of Georgia Holdings P.L.C.	106,665	4,437,233
	Beazley P.L.C.	2,627,389	11,579,415
	Brewin Dolphin Holdings P.L.C.	1,320,004	7,448,003
	Capital & Counties Properties P.L.C.	474,174	2,770,383
	Capital & Regional P.L.C.	1,493,345	1,172,053
	Catlin Group, Ltd.	1,812,653	16,260,706
	Charles Stanley Group P.L.C.	126,349	1,018,156
	Charles Taylor P.L.C.	139,215	605,232
	Chesnara P.L.C.	578,859	2,962,569
	Close Brothers Group P.L.C.	777,213	18,321,533
	Daejan Holdings P.L.C.	32,083	2,616,585
	Development Securities P.L.C.	580,091	2,260,386
	F&C Asset Management P.L.C.	2,273,162	4,621,447
	Hansard Global P.L.C.	16,468	27,458
	Helical Bar P.L.C.	668,916	4,166,960
	Henderson Group P.L.C.	5,229,541	23,000,273
	Hiscox, Ltd.	1,645,320	18,733,268
	ICAP P.L.C.	2,874,272	18,114,949
	IG Group Holdings P.L.C.	1,796,260	18,806,725
*	Industrial & Commercial Holdings P.L.C.	5,000	—
	Intermediate Capital Group P.L.C.	572,350	3,952,262
	International Personal Finance P.L.C.	690,825	5,904,951
*	IP Group P.L.C.	1,306,305	4,531,626
	Jardine Lloyd Thompson Group P.L.C.	591,880	10,512,751

	Jupiter Fund Management P.L.C.	1,343,222	$8,987,271
	Lancashire Holdings, Ltd.	912,700	10,419,131
	Liontrust Asset Management P.L.C.	93,155	372,780
	LSL Property Services P.L.C.	171,180	1,241,399
	Man Group P.L.C.	9,800,117	16,543,541
	Novae Group P.L.C.	276,081	2,672,381
	Phoenix Group Holdings	671,770	7,389,765
*	Quintain Estates & Development P.L.C.	2,680,731	4,605,603
	Rathbone Brothers P.L.C.	165,692	5,013,500
*	Raven Russia, Ltd.	835,818	974,658
#*	Renovo Group P.L.C.	87,461	25,939
	S&U P.L.C.	21,140	726,783
	Savills P.L.C.	625,702	6,961,463
	St James's Place P.L.C.	899,349	12,393,162
	ST Modwen Properties P.L.C.	957,652	6,391,199
	Tullett Prebon P.L.C.	1,098,479	5,169,574
	Unite Group P.L.C.	1,011,180	7,323,500
*	Waterloo Investment Holdings, Ltd.	5,979	698
Total Financials			312,332,082

Health Care — (2.9%)
#*	Alizyme P.L.C.	660,805	—
	Bioquell P.L.C.	90,893	194,088
*	BTG P.L.C.	1,781,080	16,141,286
	Consort Medical P.L.C.	141,787	2,213,500
	Dechra Pharmaceuticals P.L.C.	429,068	4,779,609
	Genus P.L.C.	281,441	4,656,337
	Hikma Pharmaceuticals P.L.C.	713,706	19,760,172
*	Optos P.L.C.	109,965	317,058
#*	Oxford Biomedica P.L.C.	2,821,652	116,563
*	Skyepharma P.L.C.	1,255	5,043
	Synergy Health P.L.C.	297,068	6,835,728
	UDG Healthcare P.L.C.	973,852	5,698,104
*	Vectura Group P.L.C.	1,829,761	4,683,714
*	Vernalis P.L.C.	19,974	11,912
Total Health Care			65,413,114

Industrials — (25.3%)
	Air Partner P.L.C.	39,319	338,587
	Alumasc Group P.L.C.	124,366	253,990
	Ashtead Group P.L.C.	2,326,314	36,945,474
	Avon Rubber P.L.C.	59,735	617,150
	Balfour Beatty P.L.C.	3,596,658	17,981,461
	BBA Aviation P.L.C.	2,792,163	15,450,098
	Berendsen P.L.C.	832,065	15,520,986
	Bodycote P.L.C.	1,253,236	16,871,872
	Braemar Shipping Services P.L.C.	83,345	736,237
	Brammer P.L.C.	405,721	3,308,099
#	Camellia P.L.C.	2,481	384,979
	Cape P.L.C.	596,104	3,107,136
	Carillion P.L.C.	2,233,191	13,468,793
	Carr's Milling Industries P.L.C.	35,419	833,644

	Castings P.L.C.	162,757	$1,184,979
	Chemring Group P.L.C.	1,217,006	5,270,722
	Clarkson P.L.C.	67,965	2,778,004
	Cobham P.L.C.	5,618,202	28,047,972
	Communisis P.L.C.	1,047,623	1,163,305
#	Costain Group P.L.C.	142,178	688,370
	DCC P.L.C.	431,941	23,510,299
	De La Rue P.L.C.	287,139	3,903,089
	Dialight P.L.C.	27,620	417,551
	Diploma P.L.C.	574,385	6,874,368
	easyJet P.L.C.	316,838	9,067,598
	Fenner P.L.C.	944,793	6,287,618
*	Firstgroup P.L.C.	5,473,650	13,326,236
	Galliford Try P.L.C.	339,416	7,520,551
	Go-Ahead Group P.L.C.	211,952	6,587,640
	Goodwin P.L.C.	383	27,047
	Grafton Group P.L.C.	474,773	5,117,536
	Harvey Nash Group P.L.C.	46,693	85,629
	Hays P.L.C.	7,041,541	17,041,411
	Helphire Group P.L.C.	1,255,173	142,357
	Hogg Robinson Group P.L.C.	134,014	174,405
	Homeserve P.L.C.	1,341,396	7,042,806
	Hyder Consulting P.L.C.	178,009	1,263,089
	Interserve P.L.C.	664,484	8,122,765
	Keller Group P.L.C.	333,468	5,975,102
	Kentz Corp., Ltd.	150,984	1,896,007
	Kier Group P.L.C.	208,884	5,760,499
	Latchways P.L.C.	36,248	623,938
	Lavendon Group P.L.C.	787,112	3,151,204
	Management Consulting Group P.L.C.	1,519,596	556,612
	Mears Group P.L.C.	471,692	4,112,445
	Meggitt P.L.C.	155,329	1,245,723
	Melrose Industries P.L.C.	3,398,567	16,842,589
	Michael Page International P.L.C.	1,282,180	10,522,328
	Mitie Group P.L.C.	1,851,006	10,046,296
	Morgan Advanced Materials P.L.C.	1,439,437	8,605,888
	Morgan Sindall Group P.L.C.	191,310	2,438,134
	National Express Group P.L.C.	2,250,170	10,519,892
	Norcros P.L.C.	127,268	43,496
	Northgate P.L.C.	752,381	6,522,806
	PayPoint P.L.C.	165,538	3,166,727
	QinetiQ Group P.L.C.	3,181,899	12,019,174
	Regus P.L.C.	3,367,250	12,378,952
*	Renold P.L.C.	182,467	169,710
	Rentokil Initial P.L.C.	7,037,656	14,459,022
	Ricardo P.L.C.	268,884	2,911,828
	Robert Walters P.L.C.	387,999	2,036,557
	Rotork P.L.C.	339,433	15,002,948
	RPS Group P.L.C.	1,266,580	6,622,505
	Senior P.L.C.	2,097,931	10,726,545
	Serco Group P.L.C.	1,965,238	13,815,417
*	Severfield-Rowen P.L.C.	1,275,258	1,203,993
	Shanks Group P.L.C.	2,313,344	4,288,383

	SIG P.L.C.	3,046,866	$10,229,412
	Speedy Hire P.L.C.	2,851,875	2,832,943
	Spirax-Sarco Engineering P.L.C.	369,703	17,835,728
	St Ives P.L.C.	672,895	2,226,681
	Stagecoach Group P.L.C.	2,248,039	14,808,407
	Sthree P.L.C.	353,259	2,354,391
	Stobart Group, Ltd.	307,428	675,467
	T Clarke P.L.C.	147,457	180,789
	Tarsus Group P.L.C.	208,165	711,149
	Tribal Group P.L.C.	156,581	524,942
	Trifast P.L.C.	443,600	638,004
	UK Mail Group P.L.C.	197,261	2,138,875
	Ultra Electronics Holdings P.L.C.	351,758	10,502,900
	Vesuvius P.L.C.	1,449,566	10,528,304
#	Volex P.L.C.	233,149	423,080
	Vp P.L.C.	167,297	1,772,417
*	Wincanton P.L.C.	538,066	1,004,315
	WS Atkins P.L.C.	523,508	12,158,464
#	XP Power, Ltd.	74,294	2,044,117
Total Industrials			562,718,958

Information Technology — (7.8%)
	Acal P.L.C.	104,729	550,982
	Anite P.L.C.	1,253,216	1,656,528
	Aveva Group P.L.C.	68,708	2,400,032
	Computacenter P.L.C.	422,291	4,635,845
	CSR P.L.C.	916,815	11,104,328
	Domino Printing Sciences P.L.C.	530,658	6,967,244
	E2V Technologies P.L.C.	516,585	1,344,174
	Electrocomponents P.L.C.	2,186,053	10,348,103
	Fidessa Group P.L.C.	157,497	6,662,696
*	Filtronic P.L.C.	4,262	2,737
	Halma P.L.C.	1,878,529	18,056,623
#*	Imagination Technologies Group P.L.C.	205,118	697,815
*	Innovation Group P.L.C.	5,126,744	2,975,178
*	Kofax, Ltd.	227,102	1,872,581
	Laird P.L.C.	1,362,165	6,826,719
	Micro Focus International P.L.C.	705,473	9,774,722
	Moneysupermarket.com Group P.L.C.	756,565	2,361,387
	NCC Group P.L.C.	264,608	826,503
	Oxford Instruments P.L.C.	167,558	3,548,123
	Pace P.L.C.	1,487,713	11,179,093
	Phoenix IT Group, Ltd.	204,614	419,825
	Playtech P.L.C.	437,812	4,942,655
	Premier Farnell P.L.C.	1,808,088	7,062,807
	PV Crystalox Solar P.L.C.	147,995	59,853
	Renishaw P.L.C.	188,423	6,131,276
	RM P.L.C.	318,062	785,813
	SDL P.L.C.	360,952	2,051,094
	Sepura P.L.C.	225,709	524,104
	Spectris P.L.C.	601,319	23,262,746
	Spirent Communications P.L.C.	2,633,737	4,337,420
	Telecity Group P.L.C.	656,941	7,655,333

	TT electronics P.L.C.	822,074	$2,934,500
	Vislink P.L.C.	274,226	225,193
*	Wolfson Microelectronics P.L.C.	504,759	1,127,580
	Xaar P.L.C.	275,443	4,310,835
	Xchanging P.L.C.	1,315,024	3,634,417
Total Information Technology			173,256,864

Materials — (7.4%)
	African Barrick Gold P.L.C.	504,945	2,215,593
	Alent P.L.C.	1,359,075	7,199,285
	AZ Electronic Materials SA	897,834	6,036,261
	British Polythene Industries P.L.C.	137,680	1,456,889
	Carclo P.L.C.	200,519	589,324
*	Centamin P.L.C.	5,029,586	4,247,091
	Croda International P.L.C.	442,133	18,802,463
	DS Smith P.L.C.	4,875,734	26,425,089
	Elementis P.L.C.	2,403,235	11,508,873
	Essentra P.L.C.	951,657	13,869,257
#*	Evraz P.L.C.	276,673	368,665
	Ferrexpo P.L.C.	955,423	2,466,049
*	Gem Diamonds, Ltd.	494,440	1,428,059
	Hill & Smith Holdings P.L.C.	429,023	3,894,210
	Hochschild Mining P.L.C.	657,160	1,852,862
*	International Ferro Metals, Ltd.	447,220	81,928
	Kazakhmys P.L.C.	210,565	928,055
#*	Lonmin P.L.C.	2,202,370	10,522,209
	Low & Bonar P.L.C.	1,099,209	1,553,288
	Marshalls P.L.C.	856,954	2,531,205
	Mondi P.L.C.	500,317	8,767,385
*	New World Resources P.L.C. Class A	72,390	41,030
*	Petra Diamonds, Ltd.	1,201,269	2,986,993
#	Petropavlovsk P.L.C.	803,344	1,033,831
	RPC Group P.L.C.	769,308	8,101,195
	Synthomer P.L.C.	1,200,019	5,667,347
#	Vedanta Resources P.L.C.	480,809	7,247,763
	Victrex P.L.C.	380,162	12,769,097
	Zotefoams P.L.C.	96,852	371,737
Total Materials			164,963,033

Telecommunication Services — (2.7%)
	Cable & Wireless Communications P.L.C.	10,300,226	9,038,546
*	Colt Group SA	1,437,706	3,544,491
	Inmarsat P.L.C.	2,296,017	27,834,141
	Kcom Group P.L.C.	3,032,026	5,006,569
	TalkTalk Telecom Group P.L.C.	2,542,439	13,603,405
Total Telecommunication Services			59,027,152

Utilities — (2.6%)
	Dee Valley Group P.L.C.	12,109	297,727
	Drax Group P.L.C.	2,103,725	26,898,147
	Pennon Group P.L.C.	1,980,713	24,560,285

* Telecom Plus P.L.C.	215,589	$6,426,859
Total Utilities		58,183,018

TOTAL COMMON STOCKS		2,190,598,931

RIGHTS/WARRANTS — (0.0%)
* Premier Foods P.L.C. Rights 04/07/14	1,816,539	484,551

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
§@ DFA Short Term Investment Fund	3,241,947	37,509,328

TOTAL INVESTMENTS — (100.0%) (Cost $1,419,993,737)^^		$2,228,592,810

Summary of the Series' investments as of March 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$594,424,773	—	$594,424,773
Consumer Staples	—	85,663,304	—	85,663,304
Energy	$1,274,060	113,342,573	—	114,616,633
Financials	—	312,332,082	—	312,332,082
Health Care	—	65,413,114	—	65,413,114
Industrials	129,125	562,589,833	—	562,718,958
Information Technology	—	173,256,864	—	173,256,864
Materials	—	164,963,033	—	164,963,033
Telecommunication Services	—	59,027,152	—	59,027,152
Utilities	—	58,183,018	—	58,183,018
Rights/Warrants	—	484,551	—	484,551
Securities Lending Collateral	—	37,509,328	—	37,509,328
TOTAL	$1,403,185	$2,227,189,625	—	$2,228,592,810

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (80.2%)
Consumer Discretionary — (22.8%)
	Active Group Holdings, Ltd.	184,000	$18,003
#	Aeon Stores Hong Kong Co., Ltd.	248,000	278,647
#	Ainsworth Game Technology, Ltd.	501,079	1,694,642
	Alco Holdings, Ltd.	1,426,000	238,961
	Allan International Holdings	720,000	212,694
	AMA Group, Ltd.	15,236	3,541
	Amalgamated Holdings, Ltd.	465,087	3,752,800
	Amara Holdings, Ltd.	950,000	401,205
*	Anxian Yuan China Holdings, Ltd.	3,100,000	78,325
	AP Eagers, Ltd.	235,789	1,117,300
#*	APN News & Media, Ltd.	4,152,906	2,299,983
#	ARB Corp., Ltd.	382,611	4,271,021
	Aristocrat Leisure, Ltd.	2,718,335	13,581,790
	Asia Standard Hotel Group, Ltd.	11,777,218	1,323,020
	Aupu Group Holding Co., Ltd.	2,504,000	268,169
	Automotive Holdings Group, Ltd.	1,213,325	4,391,510
*	Banyan Tree Holdings, Ltd.	1,053,000	536,584
	Beyond International, Ltd.	61,256	96,632
#*	Billabong International, Ltd.	3,581,890	1,732,253
#	Bonjour Holdings, Ltd.	10,366,000	1,861,362
	Bossini International Hldg	3,807,500	319,495
#	Breville Group, Ltd.	710,059	6,295,757
	Briscoe Group, Ltd.	2,235	4,774
#	Cafe de Coral Holdings, Ltd.	1,670,000	5,053,845
#	Cash Converters International, Ltd.	1,895,466	1,677,865
	Cavalier Corp., Ltd.	283,674	382,647
#	Centurion Corp., Ltd.	132,000	74,732
	Century City International Holdings, Ltd.	6,419,460	463,579
*	Cheung Wo International Holdings, Ltd.	690,000	62,459
*	China Energy Development Holdings, Ltd.	24,320,000	313,725
*	China Environmental Investment Holdings, Ltd.	7,470,000	173,865
*	China Nuclear Industry 23 International Corp., Ltd.	946,000	133,220
	China Star Entertainment, Ltd.	35,250,000	674,829
*	China Ting Group Holdings, Ltd.	2,443,151	173,725
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	5,636
	China-Hongkong Photo Products Holdings, Ltd.	1,967,000	144,558
#	Chow Sang Sang Holdings International, Ltd.	2,156,000	5,134,981
	Collins Foods, Ltd.	227,248	422,218
	Colonial Motor Co., Ltd. (The)	148,846	692,742
#	Corporate Travel Management, Ltd.	61,645	363,014
#	Cross-Harbour Holdings, Ltd. (The)	679,520	558,154
*	Culture Landmark Investment, Ltd.	509,800	26,484
*	Culturecom Holdings, Ltd.	1,120,000	153,221
#	David Jones, Ltd.	4,278,429	12,945,513
	Dickson Concepts International, Ltd.	1,258,000	729,650
*	Dingyi Group Investment, Ltd.	5,497,500	337,208
#	Domino's Pizza Enterprises, Ltd.	115,458	2,142,717
	Dorsett Hospitality International, Ltd.	4,711,200	900,125
	Eagle Nice International Holdings, Ltd.	1,116,000	169,951
	Echo Entertainment Group, Ltd.	2,941,638	6,695,902
*	EganaGoldpfeil Holdings, Ltd	4,121,757	—

	Emperor Entertainment Hotel, Ltd.	4,075,000	$1,633,461
	Emperor Watch & Jewellery, Ltd.	26,410,000	1,979,502
*	ENM Holdings, Ltd.	15,112,000	971,158
#	Esprit Holdings, Ltd.	12,854,950	21,452,741
*	eSun Holdings, Ltd.	4,472,000	561,819
#	Fairfax Media, Ltd.	12,512,986	10,642,043
	Fairwood, Ltd.	622,100	1,258,281
#	Fantastic Holdings, Ltd.	335,900	598,481
	FJ Benjamin Holdings, Ltd.	1,305,000	198,035
#	Fleetwood Corp., Ltd.	389,618	915,538
*	Fountain SET Holdings, Ltd.	4,898,000	619,904
	Fujikon Industrial Holdings, Ltd.	736,000	176,149
	Funtastic, Ltd.	14,936	1,803
	Future Bright Holdings, Ltd.	2,238,000	1,104,948
#	G8 Education, Ltd.	492,668	2,329,450
	Gazal Corp., Ltd.	75,960	197,117
#	Giordano International, Ltd.	9,084,000	5,864,758
*	Global Yellow Pages, Ltd.	299,000	20,492
	Glorious Sun Enterprises, Ltd.	2,702,000	623,216
*	Grande Holdings, Ltd. (The)	882,000	8,756
#	GUD Holdings, Ltd.	574,544	2,907,560
#	GuocoLeisure, Ltd.	3,364,000	2,477,719
#	Hallenstein Glasson Holdings, Ltd.	245,661	662,787
	Harbour Centre Development, Ltd.	963,500	1,658,424
*	Heng Fai Enterprises, Ltd.	440,000	25,510
	High Fashion International, Ltd.	268,000	108,088
*	Hong Kong Television Network, Ltd.	2,401,751	719,417
#	Hongkong & Shanghai Hotels (The)	1,114,000	1,482,488
*	Hotel Grand Central, Ltd.	1,331,073	1,203,847
*	Hotel Properties, Ltd.	1,385,400	3,263,420
	Hour Glass, Ltd. (The)	622,744	827,961
	HTL International Holdings, Ltd.	1,063,843	237,110
*	Hybrid Kinetic Group, Ltd.	2,422,000	33,748
*	I-CABLE Communications, Ltd.	1,010,000	130,712
*	Imagi International Holdings, Ltd.	50,616,000	568,349
#	Invocare, Ltd.	761,399	7,651,819
*	Isetan Singapore, Ltd.	122,500	438,722
	IT, Ltd.	3,920,532	1,031,731
#	JB Hi-Fi, Ltd.	856,886	14,891,957
	Jumbo Interactive, Ltd.	95,098	157,213
	Kam Hing International Holdings, Ltd.	1,830,000	139,286
	Kathmandu Holdings, Ltd.	331,075	1,104,363
	Keck Seng Investments	904,600	706,260
	Kingmaker Footwear Holdings, Ltd.	1,532,955	338,786
	Kingston Financial Group, Ltd.	15,719,000	1,583,956
#	L'Occitane International SA	587,750	1,453,856
	LCD Global Investments, Ltd.	3,569,504	392,180
	Lerado Group Holding Co., Ltd.	1,968,000	271,795
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	171,442
	Lifestyle International Holdings, Ltd.	843,000	1,716,632
*	Lisi Group Holdings, Ltd.	3,418,000	242,642
	Luen Thai Holdings, Ltd.	1,159,000	362,790
#	Luk Fook Holdings International, Ltd.	2,487,000	7,844,628

	Magnificent Estates	13,558,000	$647,634
	Mainland Headwear Holdings, Ltd.	313,600	27,475
#	Man Wah Holdings, Ltd.	2,644,400	4,474,352
	Matrix Holdings, Ltd.	1,067,414	227,795
	McPherson's, Ltd.	451,235	512,966
*	Mei Ah Entertainment Group, Ltd.	11,040,000	199,154
	Melco International Development, Ltd.	4,639,000	15,567,037
	Metro Holdings, Ltd.	2,085,792	1,409,998
	Michael Hill International, Ltd.	1,534,152	1,811,323
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	760,301
*	Ming Fung Jewellery Group, Ltd.	13,630,000	181,138
	Miramar Hotel & Investment	870,000	1,078,516
#	Myer Holdings, Ltd.	3,842,110	7,960,576
	NagaCorp, Ltd.	3,190,000	3,330,269
	National Electronic Hldgs	2,498,000	290,323
#	Navitas, Ltd.	1,381,635	9,358,965
*	Neptune Group, Ltd.	21,690,000	569,094
	New Century Group Hong Kong, Ltd.	13,351,464	291,706
*	Next Media, Ltd.	4,339,183	449,366
	Nick Scali, Ltd.	170,701	427,802
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,729,706	442,988
*	Orient Power Holdings, Ltd.	804,000	—
#	Oriental Watch Holdings	3,160,800	787,937
#	OrotonGroup, Ltd.	122,389	450,341
#	OSIM International, Ltd.	1,689,000	3,484,270
#	OUE, Ltd.	1,863,000	3,321,470
	Pacific Brands, Ltd.	5,493,700	2,702,751
	Pacific Textile Holdings, Ltd.	3,604,000	4,736,546
	Paliburg Holdings, Ltd.	3,152,830	992,880
*	Paradise Entertainment, Ltd.	2,748,000	2,132,499
#*	Peace Mark Holdings, Ltd.	2,712,022	—
	Pegasus International Holdings, Ltd.	226,000	32,100
	Pico Far East Holdings, Ltd.	4,822,000	1,372,005
*	Ping Shan Tea Group, Ltd.	2,633,325	46,588
	Playmates Holdings, Ltd.	658,000	900,207
*	Playmates Toys, Ltd.	3,000,000	1,406,829
	Popular Holdings, Ltd.	2,763,650	494,665
	Premier Investments, Ltd.	529,430	4,843,874
	Prime Media Group, Ltd.	1,777,139	1,609,220
*	Pumpkin Patch, Ltd.	606,913	305,856
#*	Raffles Education Corp., Ltd.	4,104,710	946,968
	Raymond Industrial, Ltd.	30,400	3,614
	RCG Corp., Ltd.	82,970	61,819
	REA Group, Ltd.	125,825	5,701,551
#	Regal Hotels International Holdings, Ltd.	2,851,800	1,413,892
#	Reject Shop, Ltd. (The)	228,019	2,149,224
#	Restaurant Brands New Zealand, Ltd.	461,634	1,174,990
#	Retail Food Group, Ltd.	566,363	2,296,685
#	Ruralco Holdings, Ltd.	119,306	371,092
#	SA SA International Holdings, Ltd.	7,820,000	6,264,052
	Samsonite International SA	162,000	501,911
	Schaffer Corp., Ltd.	33,766	187,627
	Seven West Media, Ltd.	3,362,444	6,195,430

*	Shun Ho Resources Holdings, Ltd.	189,000	$36,647
*	Shun Ho Technology Holdings, Ltd.	1,037,452	203,524
#*	Silver base Group Holdings, Ltd.	4,977,677	670,163
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	267,525
	Sitoy Group Holdings, Ltd.	468,000	266,361
	Sky Network Television, Ltd.	1,685,035	9,149,678
	SKYCITY Entertainment Group, Ltd.	3,754,893	12,815,499
#	Slater & Gordon, Ltd.	575,393	2,440,841
*	South China China, Ltd.	6,744,000	569,177
#	Southern Cross Media Group, Ltd.	3,233,213	4,117,576
	Specialty Fashion Group, Ltd.	809,557	672,200
	Stamford Land Corp., Ltd.	3,258,000	1,515,502
#	Stella International Holdings, Ltd.	562,000	1,345,229
	Stelux Holdings International, Ltd.	3,100,400	965,573
	Straco Corp., Ltd.	130,000	61,325
#	STW Communications Group, Ltd.	2,024,521	2,634,433
*	Success Universe Group, Ltd.	5,948,000	295,565
	Sun Hing Vision Group Holdings, Ltd.	358,000	105,506
#	Super Retail Group, Ltd.	1,291,875	13,249,439
	Tabcorp Holdings, Ltd.	623,363	1,974,237
#	Tan Chong International, Ltd.	1,212,000	492,517
#	Tao Heung Holdings, Ltd.	517,000	341,900
	Television Broadcasts, Ltd.	910,300	5,481,539
#*	Ten Network Holdings, Ltd.	9,765,594	2,496,700
	Texwinca Holdings, Ltd.	3,988,000	4,309,447
	Thakral Corp., Ltd.	5,601,000	124,572
	Thorn Group, Ltd.	398,461	796,304
	Trade Me Group, Ltd.	784,091	2,775,090
#	Trinity, Ltd.	7,266,000	1,905,467
	Tristate Holdings, Ltd.	188,000	78,065
	Tse Sui Luen Jewellery International, Ltd.	256,000	95,197
*	Universe International Holdings, Ltd.	3,475,000	75,707
	Victory City International Holdings, Ltd.	6,385,993	930,339
	Village Roadshow, Ltd.	855,994	5,540,525
#	Warehouse Group, Ltd. (The)	643,435	1,798,280
	Water Oasis Group, Ltd.	118,000	8,076
#	Webjet, Ltd.	390,881	997,709
	Win Hanverky Holdings, Ltd.	1,812,000	257,453
	Wing On Co. International, Ltd.	781,000	2,065,742
#	Wotif.com Holdings, Ltd.	756,981	1,865,220
*	Xinyi Glass Holdings, Ltd.	13,316,000	10,862,754
	Yangtzekiang Garment, Ltd.	606,500	216,971
#	YGM Trading, Ltd.	460,000	967,235
*	YHI International, Ltd.	1,174,000	224,191
*	Zhuhai Holdings Investment Group, Ltd.	2,558,000	462,651
Total Consumer Discretionary			398,783,205

Consumer Staples — (3.2%)
#*	A2 Corp., Ltd.	522,295	413,029
#*	Australian Agricultural Co., Ltd.	2,227,049	2,582,711
	Australian Vintage, Ltd.	4,096,187	1,350,787
#	Bega Cheese, Ltd.	229,694	1,120,764

#	Blackmores, Ltd.	79,224	$1,916,008
*	Breadtalk Group, Ltd.	850,800	836,834
*	China Billion Resources, Ltd.	4,876,000	—
	Convenience Retail Asia, Ltd.	42,000	29,533
*	CP Lotus Corp.	11,420,000	268,892
#	Del Monte Pacific, Ltd.	773,000	384,767
#*	Elders, Ltd.	1,419,921	138,303
	Etika International Holdings, Ltd.	575,000	222,164
	Food Empire Holdings, Ltd.	1,256,400	400,825
	Four Seas Mercantile Holdings, Ltd.	628,000	440,829
#*	GMG Global, Ltd.	18,238,000	1,377,658
	Golden Resources Development International, Ltd.	3,330,500	184,676
	Goodman Fielder, Ltd.	10,646,991	6,094,405
	GP Batteries International, Ltd.	235,000	109,482
	GrainCorp, Ltd. Class A	1,115,664	8,721,645
*	Hanwell Holdings, Ltd.	1,823,419	362,127
	Hop Hing Group Holdings, Ltd.	1,292,000	41,467
	Indofood Agri Resources, Ltd.	3,468,000	2,692,011
*	JLF Investment Co., Ltd.	1,623,500	104,348
	Lam Soon Hong Kong, Ltd.	302,310	301,832
	Mewah International, Inc.	1,773,000	706,024
	Ming Fai International Holdings, Ltd.	1,765,000	173,353
	Natural Beauty Bio-Technology, Ltd.	4,040,000	216,715
#*	Oceanus Group, Ltd.	13,109,000	197,922
	Pacific Andes International Holdings, Ltd.	11,385,378	448,593
	Patties Foods, Ltd.	42,099	50,793
#	Petra Foods, Ltd.	804,000	2,357,657
	PGG Wrightson, Ltd.	980,136	349,127
*	QAF, Ltd.	1,184,483	805,913
*	Ridley Corp., Ltd.	1,296,000	999,429
	Sanford, Ltd.	393,618	1,518,350
#	Select Harvests, Ltd.	325,063	1,987,013
	Sheng Siong Group, Ltd.	1,176,000	556,566
#*	Sino Grandness Food Industry Group, Ltd.	2,157,000	1,175,838
#	Super Group, Ltd.	1,124,000	3,114,968
	Tassal Group, Ltd.	733,552	2,635,503
	Treasury Wine Estates, Ltd.	445,285	1,462,741
	Vedan International Holdings, Ltd.	3,272,000	184,166
#	Vitasoy International Holdings, Ltd.	4,355,000	6,318,447
	Webster, Ltd.	180,921	218,198
#	Yeo Hiap Seng, Ltd.	223,731	414,597
Total Consumer Staples			55,987,010

Energy — (5.1%)
*	AED Oil, Ltd.	363,401	—
#*	Antares Energy, Ltd.	1,115,748	486,111
#*	Aurora Oil & Gas, Ltd.	2,641,857	10,051,740
*	AWE, Ltd.	3,031,113	4,265,149
#	Baker Technology, Ltd.	1,272,000	314,139
#*	Bandanna Energy, Ltd.	452,591	43,891
	Beach Energy, Ltd.	7,988,779	12,676,658
*	Berkeley Resources, Ltd.	434,006	118,146
	Boustead Singapore, Ltd.	1,686,261	2,508,836

#*	Brightoil Petroleum Holdings, Ltd.	8,469,000	$2,663,449
#*	Buccaneer Energy, Ltd.	3,283,586	24,362
#*	Buru Energy, Ltd.	181,983	215,755
#*	Carnarvon Petroleum, Ltd.	4,944,854	404,473
#*	Central Petroleum, Ltd.	68,605	34,961
	CH Offshore, Ltd.	1,642,400	536,438
#	China Aviation Oil Singapore Corp., Ltd.	1,586,399	1,099,536
#*	Coal of Africa, Ltd.	668,800	48,114
#*	Coalspur Mines, Ltd.	1,239,823	229,228
#*	Cockatoo Coal, Ltd.	6,931,645	224,956
*	Comet Ridge, Ltd.	15,204	2,325
*	Cooper Energy, Ltd.	336,842	167,282
*	Cue Energy Resources, Ltd.	1,378,665	166,525
*	Deep Yellow, Ltd.	1,039,981	27,999
#*	Drillsearch Energy, Ltd.	2,276,101	3,531,035
#	Dyna-Mac Holdings, Ltd.	2,015,000	617,853
*	Empire Oil & Gas NL	922,161	7,748
#*	Energy Resources of Australia, Ltd.	930,709	1,152,437
*	EPI Holdings, Ltd.	25,099,927	811,032
*	Ezion Holdings, Ltd.	1,024,800	1,762,967
#	Ezra Holdings, Ltd.	5,619,000	4,882,978
#	Falcon Energy Group, Ltd.	1,951,000	504,695
#*	FAR, Ltd.	8,567,778	460,608
	Hiap Seng Engineering, Ltd.	612,000	99,709
#*	Horizon Oil, Ltd.	6,888,387	1,980,351
*	Icon Energy, Ltd.	1,135,301	163,920
#*	Interra Resources, Ltd.	235,000	74,851
#*	Karoon Gas Australia, Ltd.	759,802	1,803,125
*	King Stone Energy Group, Ltd.	7,296,000	243,873
#*	Linc Energy, Ltd.	1,982,517	2,058,253
#*	Liquefied Natural Gas, Ltd.	366,175	202,103
*	Lonestar Resources, Ltd.	819,137	221,443
*	Matrix Composites & Engineering, Ltd.	167,126	187,736
#*	Maverick Drilling & Exploration, Ltd.	518,714	157,264
*	MEO Australia, Ltd.	681,039	24,724
#	Mermaid Maritime PCL	1,212,000	434,141
*	Metgasco, Ltd.	641,952	56,198
#*	Molopo Energy, Ltd.	1,186,993	187,796
*	Mongolia Energy Corp., Ltd.	10,603,000	295,074
#*	Neon Energy, Ltd.	2,846,674	74,419
	New Zealand Oil & Gas, Ltd.	2,036,646	1,352,322
	New Zealand Refining Co., Ltd. (The)	591,259	898,145
#	Newocean Energy Holdings, Ltd.	7,182,000	5,574,432
#*	Nexus Energy, Ltd.	6,106,883	113,271
*	Nido Petroleum, Ltd.	6,093,154	214,176
*	Otto Energy, Ltd.	1,936,175	161,341
#*	Paladin Energy, Ltd.	5,023,131	2,175,041
*	Pan Pacific Petroleum NL	1,094,343	101,941
*	Pancontinental Oil & Gas NL	1,006,891	40,289
*	Peninsula Energy, Ltd.	5,178,834	168,647
#*	Range Resources, Ltd.	1,456,711	18,850
#*	Red Fork Energy, Ltd.	2,658,133	258,913
*	Resource Generation, Ltd.	338,381	58,275

*	Roc Oil Co., Ltd.	6,490,268	$2,805,383
#*	Samson Oil & Gas, Ltd.	7,175,499	169,179
*	Senex Energy, Ltd.	5,913,356	4,137,303
*	Strike Energy, Ltd.	1,471,668	177,352
#*	Sundance Energy Australia, Ltd.	1,905,665	1,699,078
#*	Swiber Holdings, Ltd.	3,974,000	2,105,854
*	Swissco Holdings, Ltd.	1,026,000	277,866
*	Tap Oil, Ltd.	1,450,696	504,268
*	Titan Petrochemicals Group, Ltd.	13,140,000	4,235
*	Toro Energy, Ltd.	70,156	4,755
*	TSC Group Holdings, Ltd.	2,913,000	1,487,696
#*	White Energy Co., Ltd.	643,913	89,572
#*	Whitehaven Coal, Ltd.	3,388,496	5,214,485
Total Energy			88,119,075

Financials — (10.2%)
	Aeon Credit Service Asia Co., Ltd.	580,000	483,563
#	Allied Group, Ltd.	683,200	2,997,059
#	Allied Properties HK, Ltd.	12,297,857	2,286,973
	Asia Financial Holdings, Ltd.	2,474,908	1,031,422
#	Asia Standard International Group, Ltd.	13,425,937	3,659,196
*	Aspial Corp., Ltd.	69,680	24,940
#	Associated International Hotels, Ltd.	980,000	2,587,806
	Austbrokers Holdings, Ltd.	193,354	1,848,933
#	Aveo Group	418,332	784,888
*	AVJennings, Ltd.	7,259,050	3,976,235
#	Bentham IMF, Ltd.	475,767	786,072
	BT Investment Management, Ltd.	439,522	2,981,394
	Bukit Sembawang Estates, Ltd.	614,003	2,643,380
	Bund Center Investment, Ltd.	2,717,000	433,202
	Calliden Group, Ltd.	389,687	126,945
	CDL Investments New Zealand, Ltd.	163,215	78,783
#	Cedar Woods Properties, Ltd.	270,120	1,867,896
	Challenger, Ltd.	129,231	768,880
	Cheuk Nang Holdings, Ltd.	595,302	538,812
	China Financial Services Holdings, Ltd.	954,000	78,753
*	China Gamma Group, Ltd.	2,175,000	45,162
*	China Infrastructure Investment, Ltd.	7,776,000	132,575
#	China Motor Bus Co., Ltd.	50,000	398,205
	Chinney Investment, Ltd.	1,144,000	178,474
	Chong Hing Bank, Ltd.	222,080	775,913
	Chuang's China Investments, Ltd.	3,700,938	231,668
	Chuang's Consortium International, Ltd.	5,686,730	696,547
*	COL Capital, Ltd.	2,209,840	628,689
	CSI Properties, Ltd.	32,156,383	1,142,539
#	Dah Sing Banking Group, Ltd.	2,975,997	4,702,615
#	Dah Sing Financial Holdings, Ltd.	937,827	4,382,439
	Dan Form Holdings Co., Ltd.	3,668,260	345,810
*	Devine, Ltd.	497,498	281,049
	Emperor Capital Group, Ltd.	1,962,000	92,439
	Emperor International Holdings	7,984,753	1,959,044
	Euroz, Ltd.	90,019	104,375
	Far East Consortium International, Ltd.	6,156,772	2,122,277

#*	Far East Orchard, Ltd.	1,070,598	$1,439,743
	Finbar Group, Ltd.	111,165	184,856
#	FlexiGroup, Ltd.	620,491	2,077,474
*	Forterra Trust	98,000	140,296
#	Fragrance Group, Ltd.	6,256,000	1,270,158
	Get Nice Holdings, Ltd.	22,008,000	981,722
	GK Goh Holdings, Ltd.	1,458,000	988,090
#*	Goldin Financial Holdings, Ltd.	480,000	195,905
#*	Goldin Properties Holdings, Ltd.	3,044,000	1,311,388
	Great Eagle Holdings, Ltd.	70,160	264,510
#	GuocoLand, Ltd.	410,314	715,360
#	Guotai Junan International Holdings, Ltd.	3,543,000	1,910,628
#	Haitong International Securities Group, Ltd.	2,739,968	1,444,618
	Heartland New Zealand, Ltd.	179,542	137,115
#	HFA Holdings, Ltd.	235,865	222,716
#	Hiap Hoe, Ltd.	353,000	255,934
	HKR International, Ltd.	5,934,336	2,342,654
*	HLH Group, Ltd.	8,364,000	133,369
	Ho Bee Land, Ltd.	1,652,000	2,868,665
	Hon Kwok Land Investment Co., Ltd.	314,800	105,266
	Hong Fok Corp., Ltd.	3,323,640	1,945,137
	Hong Kong Ferry Holdings Co., Ltd.	809,300	778,185
	Hongkong Chinese, Ltd.	5,092,000	1,313,977
	Hwa Hong Corp., Ltd.	2,186,000	521,952
	IFS Capital, Ltd.	100,080	32,525
	IOOF Holdings, Ltd.	1,448,038	11,913,569
*	IPC Corp., Ltd.	4,265,000	509,393
	ITC Corp., Ltd.	856,708	61,922
	ITC Properties Group, Ltd.	3,590,186	1,603,512
#	K Wah International Holdings, Ltd.	7,930,545	5,332,588
	K1 Ventures, Ltd.	4,793,500	747,918
	Kowloon Development Co., Ltd.	2,392,000	2,901,213
*	Lai Sun Development	74,112,466	1,741,674
*	Lai Sun Garment International, Ltd.	3,419,680	495,221
*	Landsea Green Properties Co., Ltd.	812,000	62,029
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,175,183
	Lippo China Resources, Ltd.	19,362,000	887,831
*	Lippo, Ltd.	1,195,700	743,512
#	Liu Chong Hing Investment, Ltd.	1,015,200	2,097,145
#	Magellan Financial Group, Ltd.	143,746	1,832,337
	Melbourne Enterprises, Ltd.	40,500	713,948
#	Midland Holdings, Ltd.	5,334,000	2,844,537
	Mortgage Choice, Ltd.	675,146	1,692,549
	MyState, Ltd.	157,973	646,072
	Nanyang Holdings	137,500	595,337
#	NIB Holdings, Ltd.	2,244,392	5,831,201
#	NZX, Ltd.	960,063	1,068,307
#	Oxley Holdings, Ltd.	760,000	415,256
*	Pearl Oriental Oil, Ltd.	11,918,400	374,695
#*	Peet, Ltd.	1,471,836	1,935,557
#	Perpetual, Ltd.	312,245	14,515,630
	PNG Resources Holdings, Ltd.	37,802,362	332,372
	Pokfulam Development Co.	234,000	352,607

	Polytec Asset Holdings, Ltd.	10,878,526	$1,696,176
	Public Financial Holdings, Ltd.	3,194,000	1,524,157
*	Pyxis Group, Ltd.	1,936,000	7,987
*	Richfield Group Holdings, Ltd.	9,672,000	271,180
*	Rising Development Holdings, Ltd.	1,028,000	567,478
	Rivera Holdings, Ltd.	5,710,000	243,451
	Roxy-Pacific Holdings, Ltd.	297,500	136,235
	Safety Godown Co., Ltd.	398,000	500,787
#	SEA Holdings, Ltd.	1,158,000	632,309
#	Servcorp, Ltd.	301,327	1,182,776
#	Shenyin Wanguo HK, Ltd.	1,937,500	629,084
	Sim Lian Group, Ltd.	2,281,855	1,525,607
*	Simsen International Corp., Ltd.	4,000	16,858
#	Sinarmas Land, Ltd.	5,739,000	2,607,762
*	Sing Holdings, Ltd.	1,134,000	320,295
*	Sing Investments & Finance, Ltd.	297,675	320,072
	Singapore Reinsurance Corp., Ltd.	1,514,530	337,854
	Singapura Finance, Ltd.	174,062	203,920
*	Skyfame Realty Holdings, Ltd.	2,031,625	210,150
	Soundwill Holdings, Ltd.	412,000	756,863
*	South China Land, Ltd.	15,207,170	283,355
#	Sun Hung Kai & Co., Ltd.	3,319,429	2,135,022
	Sunland Group, Ltd.	741,191	1,166,997
	TAI Cheung Holdings	2,019,000	1,474,635
	TAI Sang Land Developement, Ltd.	804,910	376,538
*	Termbray Industries International Holdings, Ltd.	2,304,900	249,563
	Tern Properties	51,200	30,744
	Tian Teck Land	1,054,000	1,166,578
	Tower, Ltd.	739,546	1,008,921
	Treasury Group, Ltd.	21,218	203,165
#	Tuan Sing Holdings, Ltd.	4,074,495	1,085,790
	United Overseas Insurance, Ltd.	187,250	659,859
	UOB-Kay Hian Holdings, Ltd.	1,798,400	2,387,393
*	Value Convergence Holdings, Ltd.	1,756,000	283,416
#	Value Partners Group, Ltd.	5,497,000	3,319,777
	Vanke Property Overseas, Ltd.	13,000	14,153
	Villa World, Ltd.	110,045	211,361
	Wang On Group, Ltd.	27,831,286	585,898
	Wheelock Properties Singapore, Ltd.	1,210,000	1,588,061
	Wide Bay Australia, Ltd.	86,677	485,970
*	Willie International Holdings, Ltd.	600,000	116,032
	Wing Hang Bank, Ltd.	280,500	4,448,076
	Wing Tai Holdings, Ltd.	2,843,567	4,147,295
	Wing Tai Properties, Ltd.	1,957,331	1,141,636
	YT Realty Group, Ltd.	749,000	247,275
*	Yugang International, Ltd.	93,492,000	954,085
Total Financials			178,672,906

Health Care — (4.5%)
	Abano Healthcare Group, Ltd.	29,547	174,313
	Acrux, Ltd.	249,513	399,203
*	Alchemia, Ltd.	459,735	221,944
#	Ansell, Ltd.	474,660	8,109,873

	Arts Optical International Hldgs	730,000	$191,960
#	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,288,330
#*	Bionomics, Ltd.	307,673	151,278
#	Biosensors International Group, Ltd.	6,197,237	4,610,244
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
*	China Renji Medical Group, Ltd.	30,418,000	176,449
#	CK Life Sciences International Holdings, Inc.	20,500,000	2,117,733
#*	Clinuvel Pharmaceuticals, Ltd.	74,113	108,498
	Clover Corp., Ltd.	434,207	177,479
#	Ebos Group, Ltd.	402,636	3,583,202
#	Eu Yan Sang International, Ltd.	809,800	560,727
#	Fisher & Paykel Healthcare Corp., Ltd.	3,734,773	13,776,530
	Greencross, Ltd.	7,711	58,747
*	Healthway Medical Corp., Ltd.	8,042,776	396,365
*	International Healthway Corp., Ltd.	637,656	162,404
	Lee's Pharmaceutical Holdings, Ltd.	520,000	603,662
*	Mayne Pharma Group, Ltd.	1,977,504	1,739,219
#*	Mesoblast, Ltd.	99,585	506,429
#	Metlifecare, Ltd.	223,007	787,309
*	Nanosonics, Ltd.	152,184	121,603
#*	Pacific Edge, Ltd.	323,491	379,699
*	Pharmaxis, Ltd.	825,833	73,066
*	Phosphagenics, Ltd.	1,842,963	160,639
#*	Prima Biomed, Ltd.	2,194,242	82,967
	Primary Health Care, Ltd.	1,874,386	8,206,121
*	QRxPharma, Ltd.	92,824	66,583
#*	Raffles Medical Group, Ltd.	579,330	1,478,681
#*	Rubicon, Ltd.	1,485,105	490,356
#	Ryman Healthcare, Ltd.	2,065,609	15,704,724
#	Sigma Pharmaceuticals, Ltd.	6,888,660	4,257,371
	Sirtex Medical, Ltd.	309,228	4,461,127
#*	Starpharma Holdings, Ltd.	352,601	249,028
*	Town Health International Investments, Ltd.	627,165	405,536
#*	United Laboratories International Holdings, Ltd. (The)	4,142,000	2,469,479
#*	Vision Eye Institute, Ltd.	425,556	239,039
Total Health Care			78,747,917

Industrials — (15.4%)
#*	Abterra, Ltd.	531,800	240,961
	Air New Zealand, Ltd.	3,209,386	5,701,984
#*	AJ Lucas Group, Ltd.	317,969	263,645
#	Amtek Engineering, Ltd.	1,297,000	686,658
*	Apac Resources, Ltd.	13,300,000	287,123
	ASL Marine Holdings, Ltd.	816,600	455,380
	Auckland International Airport, Ltd.	355,350	1,175,656
#	Ausdrill, Ltd.	1,697,124	1,263,708
#	Ausenco, Ltd.	769,338	406,810
#*	Ausgroup, Ltd.	3,653,000	994,107
#*	Austal, Ltd.	1,105,762	999,336
#	Austin Engineering, Ltd.	279,815	596,911
#*	Australian Infrastructure Fund, Ltd.	3,606,473	16,606
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
#*	Boart Longyear, Ltd.	2,737,139	739,034

*	Bonvests Holdings, Ltd.	978,000	$918,343
*	Boom Logistics, Ltd.	916,361	132,136
#	Bradken, Ltd.	1,278,641	5,177,042
*	Brockman Mining, Ltd.	23,482,814	1,164,147
	BSA, Ltd.	375,573	43,380
#*	Burwill Holdings, Ltd.	25,014,960	1,457,060
#	Cabcharge Australia, Ltd.	802,480	3,015,803
#	Cardno, Ltd.	890,049	5,951,999
*	CDS Technologies, Ltd.	13,276	—
#*	Ceramic Fuel Cells, Ltd.	2,827,757	55,069
#	Chandler Macleod Group, Ltd.	448,233	172,555
	Chen Hsong Holdings	1,212,000	364,411
	Chevalier International Holdings, Ltd.	786,834	1,299,816
#*	China Daye Non-Ferrous Metals Mining, Ltd.	9,973,837	193,380
#*	China Merchants Holdings Pacific, Ltd.	813,000	620,220
	China Metal International Holdings, Inc.	2,710,000	804,967
*	China Strategic Holdings, Ltd.	12,585,000	265,310
	Chip Eng Seng Corp., Ltd.	3,546,800	2,075,677
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	604,850
	Chun Wo Development Holdings, Ltd.	1,852,926	115,992
*	Coffey International, Ltd.	1,048,636	273,225
#	Collection House, Ltd.	1,955,259	3,322,836
#	Cosco Corp. Singapore, Ltd.	7,006,000	3,990,418
*	Cosmos Machinery Enterprises, Ltd.	434,400	31,420
	Coventry Group, Ltd.	144,778	362,442
	Credit Corp. Group, Ltd.	110,382	880,970
#	Crowe Horwath Australasia, Ltd.	1,330,506	419,431
	CSC Holdings, Ltd.	2,495,000	174,652
#	CTI Logistics, Ltd.	7,200	12,465
*	Cw Group Holdings, Ltd.	1,578,000	406,756
#	CWT, Ltd.	1,393,700	1,630,329
#	Decmil Group, Ltd.	877,187	1,690,917
*	Digital Domain Holdings, Ltd.	8,625,655	105,918
	Downer EDI, Ltd.	2,684,206	12,556,298
#*	Emeco Holdings, Ltd.	3,530,669	823,275
#*	Forge Group, Ltd.	411,374	—
#	Freightways, Ltd.	867,233	3,645,072
#*	Gallant Venture, Ltd.	5,073,000	1,213,370
	Global Construction Services, Ltd.	4,832	2,335
#	GWA Group, Ltd.	1,681,319	4,561,668
#	Hellaby Holdings, Ltd.	372,546	986,731
#*	HG Metal Manufacturing, Ltd.	1,768,000	136,362
	HGL, Ltd.	24,134	11,874
	Hills Holdings, Ltd.	1,212,939	1,917,165
#	Hong Kong Aircraft Engineering Co., Ltd.	78,800	914,117
	Hong Leong Asia, Ltd.	702,000	798,491
	Hopewell Holdings, Ltd.	2,334,500	8,017,877
#	Hsin Chong Construction Group, Ltd.	5,173,658	742,161
	HupSteel, Ltd.	1,572,875	255,540
*	InnoTek, Ltd.	950,000	241,935
*	Integrated Waste Solutions Group Holdings, Ltd.	952,000	61,368
	IPE Group, Ltd.	2,655,000	164,490
*	ISDN Holdings, Ltd.	211,000	83,337

	Jaya Holdings, Ltd.	2,513,000	$1,552,121
*	Jinhui Holdings, Ltd.	121,000	28,103
	Johnson Electric Holdings, Ltd.	6,293,000	5,812,631
	K&S Corp., Ltd.	241,533	338,581
	K-Green Trust	1,330,000	1,099,892
	Ka Shui International Holdings, Ltd.	550,000	116,473
#*	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,928,819
	Koh Brothers Group, Ltd.	1,432,000	353,164
	Kwoon Chung Bus Holdings, Ltd.	260,000	67,257
	Lian Beng Group, Ltd.	1,945,000	944,413
#	LogiCamms, Ltd.	38,305	34,409
	Low Keng Huat Singapore, Ltd.	878,000	471,480
	Lum Chang Holdings, Ltd.	1,094,030	291,672
	Lung Kee Bermuda Holdings	1,613,875	574,560
	Lycopodium, Ltd.	80,228	275,327
	MACA, Ltd.	481,156	979,679
*	Macmahon Holdings, Ltd.	6,319,933	706,727
	Macquarie Atlas Roads Group	426,206	1,173,937
#	Mainfreight, Ltd.	490,049	5,636,194
*	Manhattan Resources, Ltd.	784,000	379,997
	Marco Polo Marine, Ltd.	963,000	295,189
	Mastermyne Group, Ltd.	8,431	4,149
#	MaxiTRANS Industries, Ltd.	942,578	1,006,320
#	McMillan Shakespeare, Ltd.	259,301	2,386,608
*	Mercator Lines Singapore, Ltd.	555,000	45,010
#	Mermaid Marine Australia, Ltd.	2,102,766	4,611,526
	Methven, Ltd.	93,877	93,744
	Mineral Resources, Ltd.	1,031,955	11,008,520
#	Monadelphous Group, Ltd.	682,215	10,658,973
#*	Nam Cheong, Ltd.	7,126,740	1,899,631
#*	Neo-Neon Holdings, Ltd.	4,144,500	911,063
#*	Neptune Orient Lines, Ltd.	547,000	433,349
#*	New Times Energy Corp., Ltd.	1,297,600	78,775
	Northland Port Corp. NZ, Ltd.	151,152	399,229
#	NRW Holdings, Ltd.	1,922,096	1,901,338
	OKP Holdings, Ltd.	207,000	51,285
#	Opus International Consultants, Ltd.	12,925	22,113
#	Orient Overseas International, Ltd.	911,000	4,193,708
#*	Otto Marine, Ltd.	10,983,500	692,234
	Pacific Basin Shipping, Ltd.	12,828,000	8,207,818
*	Pan Asia Environmental Protection Group, Ltd.	80,000	14,221
#	Pan-United Corp., Ltd.	2,006,000	1,676,991
#*	PaperlinX, Ltd.	2,814,406	93,906
	PEC, Ltd.	47,000	20,734
*	Penguin International, Ltd.	794,000	102,964
*	PMP, Ltd.	2,395,607	958,349
*	Poly Capital Holdings, Ltd.	1,154,000	20,883
	Port of Tauranga, Ltd.	528,322	6,513,910
	Programmed Maintenance Services, Ltd.	691,902	1,865,006
	PYI Corp., Ltd.	24,859,973	545,137
#*	Qantas Airways, Ltd.	2,816,195	2,893,234
#	Qube Holdings, Ltd.	412,415	855,290
*	Quickstep Holdings, Ltd.	462,355	75,520

#	RCR Tomlinson, Ltd.	1,072,079	$2,781,007
	Reece Australia, Ltd.	238,257	6,646,103
*	Richina Pacific, Ltd.	274,180	16,061
#	Rickmers Maritime	888,000	201,596
*	RiverCity Motorway Group	1,563,354	—
	Rotary Engineering, Ltd.	1,463,600	804,574
*	RungePincockMinarco, Ltd.	30,702	20,331
#	SAI Global, Ltd.	1,582,713	6,028,089
	Salmat, Ltd.	664,807	1,194,162
	SBS Transit, Ltd.	953,500	921,197
	Scott Technology, Ltd.	38,136	49,691
#	Sedgman, Ltd.	452,719	201,820
#	See Hup Seng, Ltd.	2,372,000	586,866
	Service Stream, Ltd.	1,432,710	306,244
#	Seven Group Holdings, Ltd.	219,920	1,688,973
	Shun Tak Holdings, Ltd.	11,303,419	5,843,135
#	Silver Chef, Ltd.	61,474	285,608
#	Singamas Container Holdings, Ltd.	10,438,000	2,398,347
	Singapore Post, Ltd.	9,103,120	9,850,178
	Singapore Shipping Corp., Ltd.	1,689,000	322,960
#	Skellerup Holdings, Ltd.	507,716	784,631
	Skilled Group, Ltd.	1,298,214	3,329,081
#	SMRT Corp., Ltd.	2,379,000	1,929,717
#	SOCAM Development, Ltd.	1,716,771	1,551,546
	Southern Cross Electrical Engineering, Ltd.	21,171	14,552
	Structural Systems, Ltd.	29,934	17,391
*	Sunningdale Tech, Ltd.	2,932,000	368,792
	Swick Mining Services, Ltd.	106,166	25,624
#	Tat Hong Holdings, Ltd.	2,072,800	1,253,651
#*	Taung Gold International, Ltd.	14,590,000	56,430
*	Tiger Airways Holdings, Ltd.	55,000	17,710
#	Tiong Woon Corp. Holding, Ltd.	2,152,250	531,787
	Tourism Holdings, Ltd.	274,867	277,293
#	Tox Free Solutions, Ltd.	770,429	2,400,185
#*	Transfield Services, Ltd.	2,864,375	2,229,549
*	Transpacific Industries Group, Ltd.	7,202,566	7,674,985
#	Transport International Holdings, Ltd.	1,001,741	1,872,840
#	Triyards holdings, Ltd.	348,900	177,654
#	UGL, Ltd.	1,204,535	7,858,632
	United Engineers, Ltd.	2,756,028	4,535,968
#	United Envirotech, Ltd.	2,521,000	2,980,594
	Van Shung Chong Holdings, Ltd.	789,335	129,568
#*	Vard Holdings, Ltd.	4,053,000	3,234,148
#	Vibrant Group, Ltd.	9,159,901	757,201
	Vicom, Ltd.	120,000	567,343
*	Virgin Australia Holdings, Ltd.(ACI01NXR8)	7,648,897	7
#*	Virgin Australia Holdings, Ltd.(B43DQC7)	10,380,644	3,564,421
	Wai Kee Holdings, Ltd.	7,864,738	2,140,243
	Watpac, Ltd.	738,762	638,264
#	WDS, Ltd.	375,342	408,560
#	Wee Hur Holdings, Ltd.	2,667,000	741,722
	Wong's Kong King International	120,000	9,991
	Xpress Holdings, Ltd.	1,281,000	22,462

	Yau Lee Holdings, Ltd.	534,000	$110,531
#*	Yongnam Holdings, Ltd.	8,048,000	1,442,389
Total Industrials			269,799,888

Information Technology — (4.2%)
*	AAT Corp., Ltd.	9,992	—
	Altium, Ltd.	40,913	89,189
#*	ASG Group, Ltd.	642,515	226,674
	ASM Pacific Technology, Ltd.	5,600	54,761
*	Broadway Industrial Group, Ltd.	1,374,000	283,783
	carsales.com, Ltd.	1,525,864	15,392,090
	Champion Technology Holdings, Ltd.	15,011,136	385,209
*	China Electronics Corp. Holdings Co., Ltd.	3,608,250	717,334
*	China Solar Energy Holdings, Ltd.	1,669,500	14,529
	Chuan Hup Holdings, Ltd.	3,967,000	806,589
#	Codan, Ltd.	400,153	231,942
	Creative Technology, Ltd.	272,200	503,861
	CSE Global, Ltd.	3,382,000	1,588,142
#	CSG, Ltd.	740,785	629,989
#	Data#3, Ltd.	455,453	281,008
	Datapulse Technology, Ltd.	89,000	11,025
#*	Diligent Board Member Services, Inc.	82,102	296,078
*	DMX Technologies Group, Ltd.	2,096,000	333,859
*	DVN Holdings, Ltd.	823,000	110,349
	DWS, Ltd.	382,927	399,618
*	EHG Corp., Ltd.	482	—
#	Elec & Eltek International Co., Ltd.	147,000	239,735
	Ellipsiz, Ltd.	123,000	8,493
*	Enviro Energy International Holdings, Ltd.	3,906,000	73,181
*	Ezcom Holdings, Ltd.	72,576	—
*	FIH Mobile, Ltd.	2,476,000	1,368,177
	Gold Peak Industries Holding, Ltd.	3,118,642	298,028
	GP Industries, Ltd.	2,643,209	1,014,031
	Hansen Technologies, Ltd.	5,702	6,457
*	Hi-P International, Ltd.	1,309,000	572,805
#	Infomedia, Ltd.	1,477,140	980,174
	Integrated Research, Ltd.	336,657	353,326
*	International Standard Resources Holdings, Ltd.	15,176,250	307,170
#	Iress, Ltd.	953,472	7,610,750
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	Kantone Holdings, Ltd.	9,925,145	157,501
	Karrie International Hldgs	1,337,200	70,666
*	Lafe Corp., Ltd.	700,000	31,423
	Man Yue Technology Holdings, Ltd.	980,000	329,427
	mDR, Ltd.	3,997,000	31,677
#	Melbourne IT, Ltd.	454,822	584,567
*	North Asia Resources Holdings, Ltd.	998,600	19,121
	Oakton, Ltd.	394,790	550,472
*	Rakon, Ltd.	24,598	4,267
#	Reckon, Ltd.	319,866	600,423
	Redflex Holdings, Ltd.	377,855	381,960
*	Same Time Holdings, Ltd.	28,000	41,819
*	Sandmartin International Holdings, Ltd.	84,000	4,560

	SAS Dragon Hldg, Ltd.	484,000	$364,533
*	Shougang Concord Technology Holdings	5,733,809	263,376
#*	Silex Systems, Ltd.	511,695	1,000,264
*	Sino-Tech International Holdings, Ltd.	29,380,000	159,417
	SIS International Holdings	34,000	12,876
#	SMS Management & Technology, Ltd.	556,717	1,837,256
*	Solomon Systech International, Ltd.	8,590,000	399,584
*	Sunway International Holdings, Ltd.	50,000	1,828
*	Talent Property Group, Ltd.	4,701,420	65,761
#	Technology One, Ltd.	1,357,489	2,888,258
*	Technovator International, Ltd.	784,000	432,497
	Tongda Group Holdings, Ltd.	5,600,000	790,862
*	Topsearch International Holdings, Ltd.	186,000	6,493
	Tradelink Electronic Commerce, Ltd.	4,622,000	1,139,027
#	UMS Holdings, Ltd.	1,368,000	870,436
*	Universal Technologies Holdings, Ltd.	7,630,000	492,808
#	UXC, Ltd.	1,611,117	1,278,014
#	Varitronix International, Ltd.	1,917,293	2,102,586
	Venture Corp., Ltd.	1,650,000	9,794,231
	VST Holdings, Ltd.	4,917,600	1,271,227
#	VTech Holdings, Ltd.	234,000	3,010,309
	Wong's International Hldgs	737,641	233,188
#*	Xero, Ltd.	103,801	3,555,913
*	Xinyi Solar Holdings, Ltd.	12,292,000	3,688,887
	Yeebo International Hldg	572,000	95,973
Total Information Technology			73,751,843

Materials — (9.6%)
*	ABM Resources NL	4,344,904	100,825
#	Adelaide Brighton, Ltd.	2,293,533	8,546,207
#*	Aditya Birla Minerals, Ltd.	884,599	242,011
#*	Alkane Resources, Ltd.	1,255,636	386,561
*	Alliance Resources, Ltd.	399,488	81,345
*	Altona Mining, Ltd.	1,108,169	174,237
#*	Aquarius Platinum, Ltd.	1,670,858	1,006,078
#*	Aquila Resources, Ltd.	473,521	1,031,362
*	Arafura Resources, Ltd.	1,004,551	76,803
	Arrium, Ltd.	8,470,367	10,657,513
*	Atlantic, Ltd.	21,276	3,453
#	Atlas Iron, Ltd.	5,310,349	4,828,165
*	Austpac Resources NL	1,539,067	28,687
*	Avanco Resources, Ltd.	2,444,368	149,729
#*	Bathurst Resources, Ltd.	1,666,560	117,692
	BC Iron, Ltd.	850,990	3,746,470
	Bisalloy Steel Group, Ltd.	55,691	21,696
#*	Blackthorn Resources, Ltd.	224,195	34,357
*	BlueScope Steel, Ltd.	2,142,110	12,208,142
*	Boulder Steel, Ltd.	165,585	921
	Brickworks, Ltd.	154,261	2,032,754
*	Cape Lambert Resources, Ltd.	373,413	34,613
*	Capral, Ltd.	58,499	7,882
*	China Flavors & Fragrances Co., Ltd.	156,137	29,158
#*	Citigold Corp., Ltd.	3,765,806	150,289

	CNT Group, Ltd.	8,315,264	$401,803
	CSR, Ltd.	3,097,442	10,112,591
*	CST Mining Group, Ltd.	83,928,000	606,556
#*	Cudeco, Ltd.	399,317	633,337
*	Delong Holdings, Ltd.	1,361,000	434,238
#*	Discovery Metals, Ltd.	869,591	22,581
*	Dragon Mining, Ltd.	119,430	18,165
	DuluxGroup, Ltd.	2,795,953	14,887,791
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	283,587
#*	Elemental Minerals, Ltd.	388,188	78,934
*	EnGro Corp., Ltd.	354,000	330,853
#*	Equatorial Resources, Ltd.	176,571	86,848
#	Evolution Mining, Ltd.	2,061,496	1,642,453
#*	Flinders Mines, Ltd.	6,909,293	179,441
#*	Focus Minerals, Ltd.	19,167,915	287,639
*	G-Resources Group, Ltd.	145,569,600	4,303,129
*	Galaxy Resources, Ltd.	760,450	57,034
#*	Gindalbie Metals, Ltd.	2,927,610	158,104
	Goodpack, Ltd.	1,620,000	2,757,424
#	Grange Resources, Ltd.	1,485,766	358,641
#*	Greenland Minerals & Energy, Ltd.	796,390	140,578
#*	Gryphon Minerals, Ltd.	1,931,531	277,913
	Guangnan Holdings, Ltd.	2,249,600	296,312
#*	Gunns, Ltd.	2,872,620	—
*	Hao Tian Development Group, Ltd.	12,024,000	304,157
*	Highlands Pacific, Ltd.	2,651,500	159,292
*	Hillgrove Resources, Ltd.	1,601,169	119,923
	Hung Hing Printing Group, Ltd.	1,412,000	220,500
*	IDM International, Ltd.	23,969	—
#	Imdex, Ltd.	1,203,514	736,572
	Independence Group NL	1,588,661	5,777,255
*	Indophil Resources NL	3,118,946	463,632
#*	Intrepid Mines, Ltd.	1,794,707	459,081
*	IRC, Ltd.	7,106,000	679,066
#*	Iron Ore Holdings, Ltd.	336,216	296,383
#*	Jiutian Chemical Group, Ltd.	10,128,000	573,018
*	Jupiter Mines, Ltd.	405,443	30,457
#*	Kagara, Ltd.	1,945,393	41,496
*	Kangaroo Resources, Ltd.	1,767,709	19,592
#*	Kingsgate Consolidated, Ltd.	1,688,470	1,566,094
#*	Kingsrose Mining, Ltd.	760,046	263,968
*	Ko Yo Chemical Group, Ltd.	15,800,000	161,106
#*	LionGold Corp., Ltd.	1,401,000	167,197
	Luks Group Vietnam Holdings Co., Ltd.	482,913	148,338
#*	Lynas Corp., Ltd.	2,963,990	579,880
#*	Medusa Mining, Ltd.	1,182,932	2,277,156
	Memstar Technology, Ltd.	200,000	2,703
*	Metals X, Ltd.	727,869	135,671
*	Metminco, Ltd.	803,323	17,151
#	Midas Holdings, Ltd.	8,177,000	2,865,213
	Mincor Resources NL	1,004,969	616,677
#*	Mineral Deposits, Ltd.	466,063	941,948
#*	Mirabela Nickel, Ltd.	2,820,238	2,820

#*	Mongolian Mining Corp.	9,183,500	$890,448
*	Morning Star Gold NL	332,749	33,945
#	Mount Gibson Iron, Ltd.	3,949,720	3,345,773
*	New Toyo International Holdings, Ltd.	1,624,000	412,249
#*	Noble Mineral Resources, Ltd.	405,717	—
#*	Northern Iron, Ltd.	692,729	128,291
#	Northern Star Resources, Ltd.	2,685,676	2,817,967
*	NSL, Ltd.	422,000	731,397
#	Nufarm, Ltd.	1,061,539	3,929,073
	Nuplex Industries, Ltd.	1,143,593	3,436,710
*	OM Holdings, Ltd.	29,193	8,405
#*	Orocobre, Ltd.	334,757	700,258
#	OZ Minerals, Ltd.	1,930,585	6,383,525
#	PanAust, Ltd.	3,169,507	4,641,307
#	Panoramic Resources, Ltd.	1,396,516	517,904
#*	Perseus Mining, Ltd.	3,096,293	1,247,441
*	Pike River Coal, Ltd.	490,805	—
#*	Platinum Australia, Ltd.	1,442,661	8,028
*	Pluton Resources, Ltd.	20,710	1,921
*	Poseidon Nickel, Ltd.	436,181	30,031
#*	Ramelius Resources, Ltd.	1,512,836	154,932
*	Red 5, Ltd.	9,022	649
#	Regis Resources, Ltd.	2,169,151	4,567,106
*	Resolute Mining, Ltd.	3,381,576	1,865,300
#*	Rex Minerals, Ltd.	469,315	161,439
	San Teh, Ltd.	999,087	253,451
*	Sandfire Resources NL	131,914	715,029
*	Sapphire Corp., Ltd.	493,000	23,960
*	Saracen Mineral Holdings, Ltd.	4,148,405	1,283,956
*	Sihayo Gold, Ltd.	475,700	11,669
#*	Silver Lake Resources, Ltd.	2,339,822	933,403
#*	Sims Metal Management, Ltd.	1,094,048	9,968,504
*	Sinocan Holdings, Ltd.	350,000	—
#*	St Barbara, Ltd.	2,671,044	678,324
	Steel & Tube Holdings, Ltd.	416,437	1,103,267
#*	Sundance Resources, Ltd.	8,756,540	781,141
#*	SunVic Chemical Holdings, Ltd.	2,038,000	982,067
*	Superb Summit International Group, Ltd.	10,877,600	1,248,114
*	Sustainable Forest Holdings, Ltd.	918,374	17,056
#	TFS Corp., Ltd.	1,477,948	2,271,355
*	Tiger Resources, Ltd.	4,649,665	1,580,588
*	Tribune Resources, Ltd.	3,093	8,887
#*	Troy Resources, Ltd.	908,565	883,642
*	Unity Mining, Ltd.	2,433,889	49,651
*	Up Energy Development Group, Ltd.	3,205,000	236,080
#*	UPP Holdings, Ltd.	3,060,000	646,268
*	Venture Minerals, Ltd.	412,390	65,178
#	Western Areas, Ltd.	1,305,899	4,037,963
#*	Western Desert Resources, Ltd.	241,493	114,183
#*	Windimurra Vanadium, Ltd.	67,179	—
*	Wollongong Coal, Ltd.	119,865	8,726

*	YTC Resources, Ltd.	104,200	$23,182
Total Materials			167,618,991

Other — (0.0%)
*	Centrebet International, Ltd. Claim Units	81,336	—
*	China Digicontent Co., Ltd.	2,710,000	—
*	Hong Fok Land, Ltd.	1,210,000	—
*	King Pacific International Holdings, Ltd.	1,404,200	—
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—
*	Lednium, Ltd.	195,019	—
Total Other			—

Real Estate Investment Trusts — (0.0%)
#	OUE Hospitality Trust	310,500	208,612

Telecommunication Services — (3.1%)
#	Amcom Telecommunications, Ltd.	1,432,150	2,766,590
#	APT Satellite Holdings, Ltd.	1,961,500	2,320,924
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,974,968
#	Chorus, Ltd.	1,405,548	2,093,724
#	CITIC Telecom International Holdings, Ltd.	10,730,125	3,976,598
*	euNetworks Group, Ltd.	8,220	4,535
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	10,664,000	3,538,553
#	iiNET, Ltd.	980,332	6,750,499
	M1, Ltd.	1,214,000	3,354,388
#	M2 Group, Ltd.	1,059,904	5,907,581
	Macquarie Telecom Group, Ltd.	35,019	265,938
#*	Newsat, Ltd.	1,409,689	536,464
	PCCW, Ltd.	7,933,000	3,964,584
*	S I2I, Ltd.	17,004,000	121,957
#	SmarTone Telecommunications Holdings, Ltd.	2,626,500	2,916,485
#	Telecom Corp. of New Zealand, Ltd.	440,138	933,281
	TPG Telecom, Ltd.	1,443,681	8,912,123
	Vocus Communications, Ltd.	343,406	1,468,495
Total Telecommunication Services			53,807,687

Utilities — (2.1%)
*	Carnegie Wave Energy, Ltd.	263,165	12,706
#	Cityspring Infrastructure Trust	1,268,000	474,257
	Contact Energy, Ltd.	186,074	859,442
	DUET Group	589,863	1,138,351
#*	Energy World Corp., Ltd.	4,263,928	1,289,662
	Envestra, Ltd.	7,569,682	7,910,474
	ERM Power, Ltd.	160,798	367,197
	Ethane Pipeline Income Fund	172,992	162,767
#*	Geodynamics, Ltd.	936,613	61,552
#	Hyflux, Ltd.	3,243,500	3,159,111
#*	Infigen Energy	2,081,316	386,278
#	Infratil, Ltd.	2,950,131	5,788,816
	Spark Infrastructure Group	7,702,983	12,238,548
#	TrustPower, Ltd.	68,345	385,177

#	Vector, Ltd.	1,199,306	$2,532,737
Total Utilities			36,767,075

TOTAL COMMON STOCKS			1,402,264,209

RIGHTS/WARRANTS — (0.0%)
	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Falcon Energy Group, Ltd. Rights 06/18/16	195,100	7,600
#*	Flinders Mines, Ltd. Rights 04/04/14	987,042	2,746
*	Kingsgate Consolidated, Ltd. Rights 04/09/14	337,551	—
*	Ming Fung Jewellery Group, Ltd. Rights 04/02/14	6,815,000	20,208
*	Service Stream, Ltd. Rights 04/22/14	260,493	12,079
*	Technics Oil & Gas, Ltd. Warrants 12/09/16	16,801	3,673
#*	Western Desert Resources, Ltd. Rights 04/07/14	57,958	54

TOTAL RIGHTS/WARRANTS			46,360

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (19.8%)
§@ DFA Short Term Investment Fund	29,864,665	345,534,172

TOTAL INVESTMENTS — (100.0%) (Cost $1,657,903,641)^^		$1,747,844,741

Summary of the Series' investments as of March 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$398,783,205	—	$398,783,205
Consumer Staples	—	55,987,010	—	55,987,010
Energy	—	88,119,075	—	88,119,075
Financials	$116,032	178,556,874	—	178,672,906
Health Care	—	78,747,917	—	78,747,917
Industrials	61,368	269,738,520	—	269,799,888
Information Technology	—	73,751,843	—	73,751,843
Materials	8,726	167,610,265	—	167,618,991
Other	—	—	—	—
Real Estate Investment Trusts	—	208,612	—	208,612
Telecommunication Services	—	53,807,687	—	53,807,687
Utilities	—	36,767,075	—	36,767,075
Rights/Warrants	—	46,360	—	46,360
Securities Lending Collateral	—	345,534,172	—	345,534,172
TOTAL	$186,126	$1,747,658,615	—	$1,747,844,741

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.7%)
#	Accell Group	104,121	$2,146,598
	Adler Modemaerkte AG	37,209	558,970
*	Advanced Digital Broadcast Holdings SA	2,179	35,623
*	AFC Ajax NV	18,134	206,974
#	Alma Media Oyj	277,852	1,064,425
*	Alysida S.A.	2,376	—
	Amer Sports Oyj	566,687	12,045,496
*	APG SGA SA	7,504	2,545,113
#*	Arnoldo Mondadori Editore SpA	521,400	1,041,475
*	AS Creation Tapeten	7,109	313,270
*	Atresmedia Corp de Medios de Comunicaion SA	312,481	4,814,802
*	Autogrill SpA	492,715	5,049,105
	Autoneum Holding AG	16,853	3,878,903
	Avgol Industries 1953, Ltd.	420,938	448,090
#*	Azorim-Investment Development & Construction Co., Ltd.	380,820	381,394
*	Bang & Olufsen A.S.	170,830	1,992,650
*	BasicNet SpA	128,628	424,828
#*	Beneteau SA	184,191	2,967,513
	Beter Bed Holding NV	92,587	2,083,757
	Betsson AB	152,884	5,570,026
#*	Bigben Interactive	31,445	336,483
	Bijou Brigitte AG	19,079	1,942,558
	Bilia AB Class A	113,425	3,634,972
#	Bjoern Borg AB	86,437	347,141
*	BKN International AG	33,408	—
*	BoConcept Holding A.S. Class B	5,365	97,155
	Borussia Dortmund GmbH & Co. KGaA	274,295	1,484,454
	Brembo SpA	162,145	6,137,896
#	Brunello Cucinelli SpA	68,381	1,811,219
	Burelle SA	3,866	3,481,549
*	BWG Homes ASA	346,255	624,024
	Byggmax Group AB	157,202	1,232,150
	Cairo Communication SpA	113,404	1,054,061
	Calida Holding AG	15,994	565,857
*	Caltagirone Editore SpA	6,277	10,019
#*	CDON Group AB	28,799	103,974
#*	Chargeurs SA	67,945	542,949
*	Charles Voegele Holding AG	43,316	512,598
	Cie Automotive SA	141,536	1,677,588
*	Cie des Alpes	22,452	501,172
#	Clas Ohlson AB Class B	180,273	3,814,064
#*	Club Mediterranee SA	107,104	2,623,127
*	Constantin Medien AG	351,622	764,764
	CTS Eventim AG	106,100	7,081,600
	D'ieteren SA	129,060	6,057,607
	De'Longhi SpA	275,556	6,209,188
	DEAG Deutsche Entertainment AG	2,648	20,624
*	Delclima	238,104	465,925
	Delek Automotive Systems, Ltd.	145,079	1,535,353
#	Delta-Galil Industries, Ltd.	47,407	1,495,767
#	Delticom AG	25,992	1,272,638

	DO & Co. AG	18,695	$969,086
*	Dufry AG	85,362	14,686,353
	Duni AB	174,631	2,289,350
	Ekornes ASA	112,551	1,785,919
*	Elektroniki Athinon SA	7,497	930
	ElringKlinger AG	151,212	5,965,598
*	Eniro AB	447,545	4,013,742
*	Etma Rayon SA	11,242	—
#*	Euro Disney SCA	61,062	352,245
*	Faurecia	216,138	9,129,312
	Fenix Outdoor AB	7,406	389,724
	Fielmann AG	36,883	4,957,429
	FinnvedenBulten AB	53,182	571,826
	Fiskars Oyj Abp	196,766	5,235,178
*	Forbo Holding AG	6,983	7,332,259
#	Fox Wizel, Ltd.	14,609	419,912
*	Gaumont SA	13,980	760,199
#	Geox SpA	343,770	1,548,461
#	Gerry Weber International AG	95,222	4,709,342
	GFK SE	72,504	3,937,938
	Golf & Co., Ltd.	74,605	270,836
	Grammer AG	59,024	2,889,918
#	Groupe Flo	35,997	153,257
*	Groupe Fnac	10,778	556,653
*	Gruppo Editoriale L'Espresso SpA	670,242	1,547,788
	Gtech Spa	185,318	5,630,236
*	Havas SA	1,237,953	9,260,029
#*	Hi-Media SA	173,905	557,989
#*	Highlight Communications AG	98,062	503,154
	Hornbach Baumarkt AG	739	30,213
	Hunter Douglas NV	8,819	423,603
#*	Hurtigruten ASA	915,208	670,986
	Husqvarna AB Class A	37,223	258,954
#	Husqvarna AB Class B	1,703,432	11,893,649
	Ibersol SGPS SA	20,401	207,980
	IC Companys A.S.	35,278	1,059,108
	Ilkka-Yhtyma Oyj	61,503	225,458
*	IMMSI SpA	743,533	706,822
*	Impresa SGPS SA	187,798	464,682
*	Independent News & Media P.L.C.	337,391	82,271
	Indesit Co. SpA	185,473	2,838,133
*	Ipirotiki Software & Publications S.A.	22,110	—
*	IPSOS	159,746	6,477,317
	JM AB	372,482	12,231,835
#*	Juventus Football Club SpA	1,587,772	528,221
*	Kampa AG	7,101	284
*	KappAhl AB	277,470	1,722,907
	Kinepolis Group NV	19,582	3,831,319
*	Kongsberg Automotive Holding ASA	1,953,294	1,786,906
	Kuoni Reisen Holding AG	15,477	6,953,107
	Lagardere SCA	493,283	19,578,698
*	Landi Renzo SpA	203,171	400,389
	Leifheit AG	12,500	622,170

	Leoni AG	160,146	$11,711,671
#	Macintosh Retail Group NV	53,398	581,139
	Maisons France Confort	15,380	776,647
	Manutan International	14,553	1,034,637
	Maytronics, Ltd.	6,672	14,840
*	MCH Group AG	1,404	95,285
#*	Mediaset Espana Comunicacion SA	794,399	9,258,613
*	Mediaset SpA	2,519,141	14,088,937
#	Mekonomen AB	96,226	2,657,488
#	Melia Hotels International SA	232,123	2,989,884
	Metall Zug AG	701	2,083,868
	Metropole Television SA	236,930	5,152,923
	MGI Coutier	3,915	706,789
	Mobilezone Holding AG	142,129	1,572,577
	Modern Times Group AB Class B	248,542	11,606,196
	Montupet	30,887	2,501,898
	MQ Holding AB	90,336	369,417
	Mr Bricolage	30,731	560,780
	New Wave Group AB Class B	205,564	1,446,230
	Nexity SA	111,222	4,767,383
*	NextRadioTV	12,421	449,929
*	NH Hoteles SA	542,107	3,857,529
	Nobia AB	666,139	5,890,631
#*	NRJ Group	72,524	897,360
*	Orascom Development Holding AG	48,908	781,821
	Paddy Power P.L.C.(0258810)	175,221	13,977,442
	Paddy Power P.L.C.(4828974)	6,799	538,715
	Pandora A.S.	726	47,915
#*	Parken Sport & Entertainment A.S.	33,556	473,673
#*	Peugeot SA	1,076,690	20,282,144
#	Piaggio & C SpA	736,724	2,640,056
*	Pierre & Vacances SA	24,300	1,004,318
*	Pininfarina SpA	39,576	271,635
	Plastic Omnium SA	324,906	12,047,078
*	Poltrona Frau SpA	238,473	967,853
	POLYTEC Holding AG	83,703	910,028
	Progress-Werk Oberkirch AG	7,828	612,110
*	Promota Hellas SA	8,860	—
#*	Promotora de Informaciones SA Class A	2,146,711	1,242,916
	PubliGroupe AG	8,975	1,064,905
#	Puma SE	7,647	2,150,759
	Rapala VMC Oyj	113,258	881,062
#*	RCS MediaGroup SpA	181,313	412,404
*	Rezidor Hotel Group AB	352,119	2,388,687
*	Richard-Ginori 1735 SpA	8,489	—
*	rnb Retail and Brands AB	48,828	130,466
*	Roularta Media Group NV	10,263	179,289
	Sabaf SpA	24,109	487,950
*	SAF-Holland SA	223,137	3,473,902
*	Safilo Group SpA	149,871	3,175,977
	Samse SA	8,342	1,070,994
#	Sanoma Oyj	355,701	2,481,274
	SEB SA	61,473	5,304,724

	SHW AG	12,018	$772,167
	Sioen Industries NV	52,140	653,535
	SkiStar AB	104,766	1,343,315
#*	Snai SpA	113,695	305,338
	Societe d'Edition de Canal +	272,836	2,416,272
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,525,751
	Societe Television Francaise 1	567,362	9,375,667
	Sogefi SpA	220,168	1,438,241
#*	Solocal Group	630,719	1,616,899
#*	Spir Communication SA	4,687	95,919
	Stockmann Oyj Abp(5462371)	43,914	640,562
#	Stockmann Oyj Abp(5462393)	139,051	2,051,801
*	Stroeer Media AG	114,489	2,060,993
	Surteco SE	1,704	70,394
	Swedol AB Class B	36,222	117,207
	Takkt AG	126,507	2,786,791
	Tamedia AG	14,891	1,911,454
*	Technicolor SA	673,541	4,858,791
*	Telecom Italia Media SpA	189,370	32,693
	Telegraaf Media Groep NV	175,800	1,777,527
#*	Tipp24 SE	30,567	2,387,939
	Tivoli A.S.	969	537,786
	Tod's SpA	23,353	3,030,806
#*	Tom Tailor Holding AG	93,383	1,712,334
#*	TomTom NV	562,433	3,796,120
*	Trigano SA	42,749	1,171,200
#	TUI AG	682,562	11,386,928
	Unibet Group P.L.C.	135,490	6,806,793
	Valora Holding AG	14,281	4,009,176
	Van de Velde NV	36,644	1,968,984
*	Viking Line Abp	10,366	253,079
*	Vocento SA	219,517	762,651
*	Wolford AG	11,252	273,308
*	World Duty Free SpA	492,715	6,910,012
*	Yoox SpA	183,930	6,293,198
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,060,020	8,317,714
Total Consumer Discretionary			528,969,256

Consumer Staples — (5.0%)
	AarhusKarlshamn AB	115,202	7,563,730
	Agrana Beteiligungs AG	17,354	2,098,383
	Albaad Massuot Yitzhak, Ltd.	370	6,536
*	Alon Blue Square Israel, Ltd.	76,012	300,060
#	Amsterdam Commodities NV	81,787	2,009,973
#	Apetit Oyj	19,402	527,175
*	Atlantic Supermarkets SA	34,730	—
	Atria P.L.C.	37,273	421,695
	Austevoll Seafood ASA	364,953	2,162,034
	Axfood AB	94,702	5,239,501
	Bakkafrost P/F	127,152	2,100,111
*	Baron de Ley	13,910	1,389,413
	Bell AG	363	995,818
	Bonduelle SCA	77,754	2,301,285

#	Bongrain SA	34,266	$2,972,179
	C&C Group P.L.C.(B010DT8)	399,607	2,615,430
	C&C Group P.L.C.(B011Y09)	1,058,477	6,906,076
*	Campofrio Food Group SA	107,600	1,023,275
#	Cermaq ASA	285,677	3,172,070
*	Cloetta AB Class B	324,318	1,183,802
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	281,059
	Corbion NV	195,394	4,614,320
	Davide Campari-Milano SpA	716,437	5,869,902
*	Deoleo SA	2,677,780	1,606,589
*	East Asiatic Co., Ltd. A.S.	55,571	901,473
#	Ebro Foods SA	378,733	8,763,862
*	Emmi AG	13,244	4,770,101
#	Fleury Michon SA	4,694	386,334
	Glanbia P.L.C.(0066950)	700,613	10,735,997
	Glanbia P.L.C.(4058629)	56,545	867,270
*	Grieg Seafood ASA	154,146	614,681
	Harboes Bryggeri A.S. Class B	13,115	227,042
#	Hawesko Holding AG	19,711	1,066,902
	HKScan Oyj Class A	120,587	721,082
*	ICA Gruppen AB	24,928	904,987
	Interparfums SA	32,245	1,517,520
	Josef Manner & Co. AG	870	63,494
	Kerur Holdings, Ltd.	2,133	45,296
	Kesko Oyj Class B	315,046	13,737,522
	Koninklijke Wessanen NV	423,423	2,407,312
#	KWS Saat AG	16,490	5,975,652
	L.D.C. SA	19	3,471
	La Doria SpA	16,790	141,566
	Lanson-BCC	8,266	466,429
	Laurent-Perrier	12,792	1,259,009
	Leroey Seafood Group ASA	83,018	2,694,196
	Lotus Bakeries	1,361	1,547,077
	Maabarot Products, Ltd.	21,999	293,291
	MARR SpA	157,876	3,097,721
#*	Natra SA	160,272	436,367
#	Naturex	25,746	2,276,474
*	Neto ME Holdings, Ltd.	5,411	302,212
	Nutreco NV	359,256	15,965,957
	Olvi Oyj Class A	70,665	2,424,811
#	Oriflame Cosmetics SA	117,418	2,848,268
	Orior AG	22,240	1,393,811
	Osem Investments, Ltd.	66,533	1,565,027
*	Pescanova SA	68,547	—
#	Raisio P.L.C. Class V	541,284	3,580,399
	Rallye SA	106,948	4,991,847
#	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,962,662
	Remy Cointreau SA	4,223	338,745
	Royal UNIBREW	45,850	7,626,335
*	Salmar ASA	92,697	1,326,381
	Schouw & Co.	74,017	3,623,550
#	Sektkellerei Schloss Wachenheim AG	7,479	137,581
	Shufersal, Ltd.	381,641	1,526,093

	Sipef SA	30,617	$2,535,272
*	Sligro Food Group NV	105,780	4,334,868
#	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	10,867	427,591
	Sonae	4,329,208	8,127,817
	Strauss Group, Ltd.	128,977	2,333,090
*	Sumol + Compal SA	67,967	102,978
	TER Beke SA	2,260	180,743
#	United International Enterprises	9,266	1,871,217
#	Vilmorin & Cie SA	22,432	3,147,224
#	Viscofan SA	213,526	11,171,342
	Vranken-Pommery Monopole SA	18,881	626,232
Total Consumer Staples			207,754,597

Energy — (3.5%)
*	Archer, Ltd.	1,027,106	1,338,346
*	Atlantic Petroleum P/F	4,328	79,841
	Bonheur ASA	68,100	1,343,728
#	Bourbon SA	216,060	7,097,189
	BW Offshore, Ltd.	1,547,023	2,002,451
#	CAT Oil AG	73,663	1,541,100
#*	CGG SA	455,425	7,298,741
	Concordia Maritime AB Class B	78,854	156,823
	CropEnergies AG	111,540	792,653
*	d'Amico International Shipping SA	491,250	455,265
*	Deep Sea Supply P.L.C.	373,810	604,602
#*	Det Norske Oljeselskap ASA	234,729	2,463,343
*	DNO International ASA	3,792,519	14,467,437
*	DOF ASA	203,869	926,043
#*	Dolphin Group A.S.	805,714	754,198
	Dragon Oil P.L.C.	953,523	8,727,447
#*	Electromagnetic GeoServices AS	652,701	805,034
	ERG SpA	242,145	3,920,556
	Esso SA Francaise	11,770	640,514
	Etablissements Maurel et Prom	419,398	6,451,821
#*	Euronav NV	102,730	1,204,893
	Exmar NV	132,340	2,174,047
	Farstad Shipping ASA	65,666	1,340,283
	Fred Olsen Energy ASA	17,797	593,398
#*	Frontline, Ltd.	256,692	995,791
	Fugro NV	159,003	9,769,640
	Ganger Rolf ASA	58,809	1,147,635
	Gas Plus SpA	14,596	97,432
*	Havila Shipping ASA	22,400	126,948
*	Hoegh LNG Holdings, Ltd.	137,202	1,245,258
#*	InterOil Exploration and Production ASA	894,130	333,394
	Kvaerner ASA	807,447	1,723,253
*	Naphtha Israel Petroleum Corp., Ltd.	159,911	1,194,915
#	Neste Oil Oyj	609,759	12,428,353
	Northern Offshore, Ltd.	350,656	511,059
*	Norwegian Energy Co. ASA	264,650	8,409
*	Oil Refineries, Ltd.	4,941,609	1,367,255
#*	PA Resources AB	35,211	45,767
*	Panoro Energy ASA	1,045,821	585,551

	Paz Oil Co., Ltd.	20,326	$3,068,610
	Petroleum Geo-Services ASA	30,641	372,797
	Prosafe SE	781,319	6,246,697
#*	Saras SpA	946,607	1,652,864
*	SBM Offshore NV	962,257	17,510,269
	Schoeller-Bleckmann Oilfield Equipment AG	53,715	6,282,948
#*	Sevan Drilling A.S.	1,103,557	663,235
*	Sevan Marine ASA	129,032	510,305
*	Siem Offshore, Inc.	606,183	911,376
	Solstad Offshore ASA	64,644	1,160,501
*	Songa Offshore	845,806	394,328
#*	Tecnicas Reunidas SA	140,774	7,957,589
#*	Torm A.S.	694,424	192,776
	Total Gabon	1,324	706,047
*	Verbio AG	796	2,301
Total Energy			146,393,056

Financials — (15.6%)
*	Aareal Bank AG	423,110	18,637,114
*	ABC Arbitrage	22,399	157,391
	ABG Sundal Collier Holding ASA	1,226,782	1,164,802
*	Ackermans & van Haaren NV	118,073	14,926,305
*	Africa Israel Investments, Ltd.	455,369	1,053,587
*	Africa Israel Properties, Ltd.	62,136	1,120,609
	Africa Israel Residences, Ltd.	594	9,197
#*	Agasti Holding ASA	227,087	53,092
*	Airport City, Ltd.	159,317	1,666,098
	Aker ASA Class A	1,221	39,434
	Aktia Bank Oyj	42,160	549,397
*	AL-ROV Israel, Ltd.	17,858	750,984
	Allreal Holding AG	52,059	7,506,118
*	Alm Brand A.S.	484,611	2,362,506
*	Alrov Properties and Lodgings, Ltd.	12,098	367,633
	Altamir	81,618	1,219,787
	Amot Investments, Ltd.	251,786	812,232
#	April	76,998	1,870,231
*	Atenor Group	6,182	327,998
	Atrium European Real Estate, Ltd.	614,001	3,465,457
	Atrium Ljungberg AB Class B	31,990	486,382
	Avanza Bank Holding AB	69,072	2,650,667
	Azimut Holding SpA	491,069	17,542,586
*	Babis Vovos International Construction SA	21,073	—
#*	Banca Carige SpA	3,160,296	2,724,008
#	Banca Finnat Euramerica SpA	637,043	470,297
	Banca Generali SpA	218,305	7,208,441
#	Banca IFIS SpA	102,347	2,257,021
#*	Banca Monte dei Paschi di Siena SpA	8,733,630	3,195,259
*	Banca Popolare dell'Emilia Romagna SC	1,449,109	18,273,437
#*	Banca Popolare dell'Etruria e del Lazio	594,540	704,840
#*	Banca Popolare di Milano Scarl	13,321,904	13,416,495
#	Banca Popolare di Sondrio Scarl	1,200,453	8,156,756
	Banca Profilo SpA	964,900	613,389
#*	Banco BPI SA	2,123,556	5,558,314

#*	Banco Comercial Portugues SA	44,641,579	$13,953,407
	Banco di Desio e della Brianza SpA	232,296	934,757
*	Banco Espirito Santo SA	5,093,237	9,537,956
#*	Banco Popolare SC	719,215	15,671,080
*	Bank Coop AG	31,671	1,567,076
	Bank of Aland P.L.C. Class B	22,078	251,332
*	Bank of Cyprus P.L.C.	4,342,301	—
	Bankinter SA	1,575,524	12,685,519
	BankNordik P/F	1,230	24,892
	Banque Cantonale de Geneve	4,098	1,051,441
	Banque Cantonale du Jura	4,442	323,359
	Banque Cantonale Vaudoise	4,426	2,583,129
	Banque Nationale de Belgique	970	4,516,830
*	Banque Privee Edmond de Rothschild SA	157	2,815,135
#	Basler Kantonalbank	4,757	414,543
	Bayside Land Corp.	2,734	714,098
#	Bellevue Group AG	28,459	440,696
#*	Berner Kantonalbank AG	23,232	5,647,347
*	Big Shopping Centers 2004, Ltd.	7,185	295,768
	BinckBank NV	319,629	3,778,023
	BKS Bank AG	3,120	74,985
	Blue Square Real Estate, Ltd.	4,493	189,301
#	Bolsas y Mercados Espanoles SA	342,685	13,949,325
*	Boursorama	92,227	1,536,149
#*	Brioschi Sviluppo Immobiliare SpA	174,780	27,590
	Bure Equity AB	326,825	1,390,247
	CA Immobilien Anlagen AG	163,483	2,955,952
#*	Caja de Ahorros del Mediterraneo	116,412	—
	Castellum AB	752,681	12,505,395
	Catena AB	55,547	944,301
*	Cie Financiere Tradition SA	9,139	490,970
	Cie Immobiliere de Belgique SA	12,863	701,010
	Citycon Oyj	1,345,638	4,784,714
	Clal Insurance Enterprises Holdings, Ltd.	88,615	1,763,292
*	Cohen Development & Industrial Buildings, Ltd.	1,348	45,929
*	Colonia Real Estate AG	16,334	103,074
	Comdirect Bank AG	179,407	2,142,952
	Conwert Immobilien Invest SE	93,716	1,240,805
	Corem Property Group AB Class B	1,868	7,060
#	Credito Bergamasco SpA	129,374	3,935,422
	Credito Emiliano SpA	376,390	3,747,544
#*	Credito Valtellinese SCRL	2,045,457	4,336,014
	DAB Bank AG	130,043	680,309
*	DeA Capital SpA	241,155	440,497
	Delta Lloyd NV	962,669	26,686,985
#	Deutsche Beteiligungs AG	29,148	811,823
*	Deutsche Wohnen AG(BFLR888)	436,450	9,115,323
#*	Deutsche Wohnen AG(B0YZ0Z5)	837,032	17,953,233
	DIC Asset AG	13,115	121,373
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	209,093
	Dios Fastigheter AB	171,208	1,421,926
	Direct Insurance Financial Investments, Ltd.	43,295	275,911
	Djurslands Bank A.S.	8,970	329,019

#*	East Capital Explorer AB	47,726	$372,757
#	EFG International AG	242,627	3,156,096
*	Electra Real Estate, Ltd.	6,881	23,330
*	Elron Electronic Industries, Ltd.	62,094	602,740
*	Equital, Ltd.	3,197	55,001
*	Euler Hermes SA	49,555	6,258,057
#	Fabege AB	590,552	7,702,672
*	Fastighets AB Balder	279,717	3,395,231
	FBD Holdings P.L.C.	125,728	3,153,875
	Fimalac	31,490	2,430,049
	First International Bank Of Israel, Ltd.	98,118	1,621,469
*	Fondiaria-Sai SpA	2,661,624	10,204,596
*	GAGFAH SA	281,532	4,278,403
	GAM Holding AG	806,220	14,554,157
	Gimv NV	13,949	713,397
#	Grenkeleasing AG	32,703	3,597,232
	Gronlandsbanken AB	1,125	137,717
#	Grupo Catalana Occidente SA	201,217	8,185,447
	Gruppo MutuiOnline SpA	51,809	364,267
	Harel Insurance Investments & Financial Services, Ltd.	474,019	2,867,594
	Heba Fastighets AB Class B	43,722	569,492
	Helvetia Holding AG	27,336	14,024,075
	Hufvudstaden AB Class A	189,483	2,673,010
	IFG Group P.L.C.	271,865	647,596
	IMMOFINANZ AG	15,360	71,997
#	Industrial Buildings Corp.	347,656	754,702
#*	Inmobiliaria Colonial SA	108,920	281,002
*	Inmobiliaria del Sur SA	2,902	47,949
	Intershop Holdings AG	5,592	2,181,803
*	Israel Discount Bank, Ltd. Class A	2,805,708	5,149,897
	Israel Land Development Co., Ltd. (The)	22,310	110,947
*	Jerusalem Oil Exploration	39,888	1,872,235
	Jeudan A.S.	4,800	537,932
*	Jyske Bank A.S.	290,713	15,933,760
	KAS Bank NV	70,897	979,590
	Klovern AB	387,861	2,075,451
	Kungsleden AB	697,243	5,765,021
	Lan & Spar Bank	5,150	360,341
*	Liechtensteinische Landesbank AG	19,985	965,470
#	Luzerner Kantonalbank AG	17,399	7,121,678
	Meitav DS Investments, Ltd.	38,130	129,280
#	Melisron, Ltd.	52,829	1,392,970
	Menorah Mivtachim Holdings, Ltd.	119,464	1,476,317
	Migdal Insurance & Financial Holding, Ltd.	1,213,664	2,077,035
	Mivtach Shamir Holdings, Ltd.	22,367	796,579
	MLP AG	216,957	1,439,256
	Mobimo Holding AG	27,212	5,777,186
*	Nitsba Holdings 1995, Ltd.	129,055	2,072,796
	Nordjyske Bank A.S.	17,600	357,156
	Nordnet AB Class B	401,993	1,689,365
	Norresundby Bank A.S.	7,350	341,371
	Oberbank AG	37,973	2,607,720
	Olav Thon Eiendomsselskap ASA	12,852	2,364,665

*	Orco Property Group	167,788	$228,656
#	Paris Orleans SA	3,127	77,588
*	Patrizia Immobilien AG	160,052	1,845,153
	Phoenix Holdings, Ltd. (The)	245,951	977,622
#*	Prelios SpA	589,378	581,212
*	Proton Bank SA	141,214	—
	PSP Swiss Property AG	148,327	13,940,935
*	Quabit Inmobiliaria SA	1,005,493	191,294
#	Ratos AB Class B	880,217	8,165,410
#*	Realia Business SA	408,451	689,949
*	RHJ International	54,210	272,544
#	Ringkjoebing Landbobank A.S.	19,475	4,244,537
	S IMMO AG	276,239	2,039,092
	Sagax AB Class B	48,648	240,645
*	Schweizerische National-Versicherungs-Gesellschaft AG	59,799	4,087,221
	Sievi Capital P.L.C.	123,479	202,413
	Sinner AG	1,089	20,352
#*	SNS Reaal NV	705,718	—
	Societa Cattolica di Assicurazioni SCRL	197,763	5,076,096
*	Spar Nord Bank A.S.	347,740	3,843,772
#	SpareBank 1 SMN	158,443	1,423,655
	SpareBank 1 SR Bank ASA	153,761	1,560,590
	St Galler Kantonalbank AG	10,381	4,317,268
*	Storebrand ASA	319,415	1,839,435
*	Summit Real Estate Holdings, Ltd.	6,712	22,315
	Swiss Life Holding AG	40,008	9,838,649
	Swissquote Group Holding SA	47,450	1,957,337
*	Sydbank A.S.	317,330	8,113,748
*	T Bank SA	228,007	—
	TAG Immobilien AG	455,809	5,655,744
	Tamburi Investment Partners SpA	37,478	145,020
#	Technopolis Oyj	367,728	2,134,995
#*	TK Development A.S.	374,839	559,077
*	Topdanmark A.S.	507,925	14,778,756
#*	Tribona AB	65,020	393,152
*	TT Hellenic Postbank SA	695,353	—
	UBM Realitaetenentwicklung AG	2,880	61,821
*	Uni Land SpA	51,835	—
*	Union Bank of Israel	130,630	606,410
	Union Financiere de France BQE SA	16,679	450,520
	Unione di Banche Italiane SCPA	1,041,097	9,822,559
	Unipol Gruppo Finanziario SpA	970,174	7,595,799
	UNIQA Insurance Group AG	361,548	4,801,736
	Valartis Group AG	936	23,795
	Valiant Holding AG	64,441	6,486,621
*	Van Lanschot NV	4,807	125,655
	Vaudoise Assurances Holding SA Class B	4,108	1,879,459
	Verwaltungs- und Privat-Bank AG	17,132	1,766,530
*	Vestjysk Bank A.S.	35,584	60,532
*	VIEL & Cie SA	158,130	531,698
	Vittoria Assicurazioni SpA	121,346	1,774,806
	Vontobel Holding AG	121,104	4,790,292
	Wallenstam AB Class B	399,066	6,543,826

*	Walliser Kantonalbank	1,440	$1,205,716
	Wihlborgs Fastigheter AB	289,738	5,644,186
*	Zueblin Immobilien Holding AG	261,040	579,036
	Zug Estates Holding AG	505	679,383
	Zuger Kantonalbank AG	627	3,392,548
Total Financials			650,048,666

Health Care — (7.8%)
#*	AAP Implantate AG	1,361	6,091
#*	Ablynx NV	227,939	3,020,172
*	AGFA-Gevaert NV	898,617	3,046,072
*	Aligna AG	318,087	—
	ALK-Abello A.S.	29,336	3,548,043
	Almirall SA	253,294	4,328,315
#	Ambu A.S. Class B	28,930	1,886,694
	Amplifon SpA	350,657	2,364,562
	Analytik Jena AG	5,992	115,396
*	Arseus NV	103,764	5,596,823
*	Audika Groupe	22,298	345,990
#*	Bachem Holding AG Class B	24,136	1,350,741
#	Balda AG	127,634	591,216
	Basilea Pharmaceutica	9,521	1,087,818
	Bastide le Confort Medical	1,571	33,240
*	Bavarian Nordic A.S.	113,364	2,060,270
*	Bio-cell, Ltd.	15,003	116,416
	BioGaia AB Class B	61,692	2,025,595
#*	BioLine RX, Ltd.	596,298	132,772
#	BioMerieux	34,940	3,830,192
#*	Bionor Pharma ASA	529,166	263,031
	Biotage AB	189,388	317,601
*	Biotec Pharmacon ASA	2,176	6,491
	Biotest AG	20,784	2,595,394
*	Biotie Therapies Oyj	955,389	288,667
	Boiron SA	29,832	2,421,661
*	Brainsway, Ltd.	10,345	177,985
	Carl Zeiss Meditec AG	102,720	2,886,792
*	Cegedim SA	20,258	778,264
	Celesio AG	362,819	12,401,946
#*	Clal Biotechnology Industries, Ltd.	174,162	625,293
	Coltene Holding AG	16,093	986,164
*	Compugen, Ltd.	112,760	1,182,421
#	CompuGroup Medical AG	62,401	1,564,719
*	Cosmo Pharmaceuticals SpA	1,287	155,395
#	DiaSorin SpA	92,848	3,986,786
	Draegerwerk AG & Co. KGaA	6,249	645,747
	Eckert & Ziegler AG	17,884	595,354
	El.En. SpA	428	14,207
*	Eurofins Scientific SE	28,691	8,576,415
*	Euromedica SA	13,696	5,088
*	Evogene, Ltd.	61,494	1,174,071
#*	Evolva Holding SA	154,124	239,410
#*	Evotec AG	1,165,338	6,217,109
	Faes Farma SA	1,197,516	4,121,977

#*	Galapagos NV	124,368	$2,744,214
	Galenica AG	16,866	16,322,006
*	Genmab A.S.	186,552	7,566,356
	Gerresheimer AG	151,437	9,829,983
	GN Store Nord A.S.	772,340	19,172,173
	Guerbet	27,183	1,195,806
*	Ion Beam Applications	89,791	1,111,265
	Ipsen SA	147,762	6,052,126
#*	Kamada, Ltd.	123,192	1,763,989
#*	Karolinska Development AB Class B	90,079	365,682
*	Korian-Medica	185,247	7,113,033
*	Laboratorios Farmaceuticos Rovi SA	70,934	952,527
*	Le Noble Age	1,857	40,460
*	LifeWatch AG	27,517	292,401
	Lonza Group AG	255,221	26,041,254
#*	Mazor Robotics, Ltd.	132,853	1,373,851
#*	MDxHealth	108,339	692,548
	Meda AB Class A	976,572	15,026,506
*	Mediclin AG	119,554	730,131
*	Medigene AG	23,760	178,106
*	Medivir AB Class B	157,903	2,796,954
*	Morphosys AG	36,103	3,357,559
	Nexus AG	42,453	702,342
	Nobel Biocare Holding AG	535,961	7,700,558
#*	Orexo AB	16,586	336,617
*	Oriola-KD Oyj Class A	5,045	17,742
*	Oriola-KD Oyj Class B	507,715	1,758,707
#	Orion Oyj Class A	130,940	3,932,985
#	Orion Oyj Class B	388,956	11,742,490
*	Orpea	129,821	8,589,375
#*	Paion AG	27,833	127,704
*	PhotoCure ASA	52,582	221,516
	Prim SA	39,424	317,770
*	QIAGEN NV	154,582	3,247,042
*	RaySearch Laboratories AB	24,747	117,782
	Recordati SpA	408,182	7,138,928
	Rhoen Klinikum AG	500,406	16,027,042
	Sartorius Stedim Biotech	8,752	1,755,929
	Sectra AB	34,851	428,302
	Servizi Italia SpA	34,833	268,343
	Siegfried Holding AG	16,598	3,135,756
*	Sorin SpA	1,208,532	3,611,268
	Stada Arzneimittel AG	298,237	12,775,259
*	Stallergenes SA	478	38,840
	STRATEC Biomedical AG	2,388	103,704
	Straumann Holding AG	16,533	3,519,266
*	Swedish Orphan Biovitrum AB	612,905	6,725,411
	Tecan Group AG	23,852	2,865,374
#*	ThromboGenics NV	155,245	4,398,320
#*	TopoTarget A.S.	546,711	327,134
	UMS United Medical Systems International AG	3,304	51,507
#*	Valneva SE(B03KGM0)	18,706	167,199
*	Valneva SE(B9B2YX8)	114,605	1,026,067

#	Vetoquinol SA	10,004	$522,368
	Virbac SA	17,539	3,911,150
	Vitrolife AB	60,303	880,438
#	Ypsomed Holding AG	3,079	271,671
#*	Zealand Pharma A.S.	38,483	489,240
*	Zeltia SA	888,495	3,270,135
Total Health Care			324,954,617

Industrials — (22.2%)
	Aalberts Industries NV	480,720	16,743,844
	Abengoa SA	199,714	1,118,173
	Abengoa SA Class B	883,512	4,110,800
	AddTech AB Class B	263,102	4,133,649
	Adveo Group International SA	53,002	1,266,991
	Aer Lingus Group P.L.C.	752,359	1,694,878
	Aeroporto di Firenze SpA	17,390	320,179
	Aeroporto di Venezia Marco Polo SpA - SAVE	75,847	1,381,941
	AF AB Class B	138,545	5,145,436
#	AF Gruppen ASA	2,718	35,583
*	AFG Arbonia-Forster Holding AG	79,104	2,612,299
#*	Air Berlin P.L.C.	167,708	404,820
#*	Air France-KLM	722,730	10,854,044
	Akka Technologies SA	19,541	700,876
	Amadeus Fire AG	22,923	2,006,244
*	American Shipping ASA	139,816	1,043,751
	Ansaldo STS SpA	481,426	5,646,059
#	Arcadis NV	301,048	11,570,228
	Arkil Holding A.S. Class B	504	70,449
	Aspo Oyj	83,365	615,435
*	Assystem	65,144	1,997,319
	Astaldi SpA	258,925	2,671,393
	Atlantia SpA	99,543	2,557,729
	Aurea SA	2,794	19,414
	Autohellas SA	2,456	37,406
*	Azkoyen SA	64,022	256,179
	B&B Tools AB Class B	104,242	1,916,359
#*	Ballast Nedam NV	8,076	103,903
#	Bauer AG	45,945	1,214,988
	BayWa AG(5838057)	59,344	3,377,066
	BayWa AG(5838068)	124	7,257
#*	BE Group AB	215,340	373,129
#*	Beghelli SpA	403,187	285,075
	Beijer AB G&L Class B	64,437	1,294,904
#	Beijer Alma AB	91,817	2,564,446
	Belimo Holding AG	1,903	5,274,727
	Bertrandt AG	24,117	3,693,886
*	Biesse SpA	54,004	472,906
	Bilfinger SE	290	36,853
*	Bobst Group SA	45,114	2,146,010
	Bossard Holding AG	15,203	4,361,530
	Brunel International NV	53,003	3,712,118
	Bucher Industries AG	33,342	11,334,896
	Burckhardt Compression Holding AG	9,390	4,886,983

	Burkhalter Holding AG	15,824	$1,384,824
#	Cargotec Oyj	167,673	7,219,614
	Carlo Gavazzi Holding AG	1,334	345,771
#*	Carraro SpA	113,633	488,373
#	Catering International Services	1,996	49,018
	Caverion Corp.	484,202	5,205,872
	Cavotec SA	16,457	73,883
	Cembre SpA	40,330	568,010
	CENTROTEC Sustainable AG	43,285	1,123,731
	Cewe Stiftung & Co. KGAA	22,058	1,696,495
	Cie d'Entreprises CFE	41,428	4,503,934
	Cie Industrielle et Financiere D'Entreprises	1,200	111,590
	Cie Maritime Belge SA	66,098	2,067,973
*	CIR-Compagnie Industriali Riunite SpA	1,837,842	2,773,056
	Cision AB	14,615	137,481
	Concentric AB	202,603	2,816,980
	Construcciones y Auxiliar de Ferrocarriles SA	7,909	4,059,576
*	Conzzeta AG	1,345	4,899,880
	Cramo Oyj	148,755	3,128,198
	D/S Norden A.S.	110,869	4,727,383
	Daetwyler Holding AG	29,754	4,676,761
	Danieli & C Officine Meccaniche SpA	58,967	1,968,895
*	Deceuninck NV	364,236	1,224,916
	Derichebourg SA	548,515	1,848,119
*	Deufol SE	76,487	93,510
*	Deutz AG	440,031	3,712,490
#	Dfds A.S.	19,411	1,586,253
#	DKSH Holding AG	11,453	911,297
	DMG MORI SEIKI AG	308,295	9,466,520
#	Dr Hoenle AG	21,610	414,065
	Duerr AG	116,560	9,002,396
#	Duro Felguera SA	251,747	1,723,596
*	Efore Oyj	49,703	47,333
	Eiffage SA	169,719	12,696,217
*	El Al Israel Airlines	77,144	16,808
	Elbit Systems, Ltd.	75,813	4,617,561
#	Elecnor SA	198,254	2,907,385
	Electra, Ltd.	7,310	1,126,631
	Eltek ASA	1,292,456	1,638,422
	Erlus AG	2,970	202,636
	Exel Industries Class A	10,680	985,187
	Fagerhult AB	18,323	838,148
	Faiveley Transport SA	35,342	2,563,569
	FE Bording A.S.	426	60,251
*	Fiera Milano SpA	14,773	150,481
#*	Finmeccanica SpA	1,838,316	18,154,485
*	Finnair Oyj	427,233	1,583,390
*	Finnlines Oyj	124,906	1,271,656
#	FLSmidth & Co. A.S.	201,458	10,157,075
	Flughafen Wien AG	48,018	4,758,539
	Flughafen Zuerich AG	18,960	12,202,293
#	Fluidra SA	153,214	766,378
	FMS Enterprises Migun, Ltd.	10,227	123,463

	FNM SpA	318,038	$296,675
#*	Fomento de Construcciones y Contratas SA	217,082	4,952,003
#*	Francotyp-Postalia Holding AG Class A	53,729	336,523
	Frauenthal Holding AG	4,212	53,078
*	Gamesa Corp. Tecnologica SA	1,113,758	12,109,090
*	Gategroup Holding AG	118,415	3,483,088
	Georg Fischer AG	18,366	14,250,810
	Gesco AG	14,980	1,570,930
	Gevelot SA	3,584	341,973
	GL Events	48,302	1,098,913
#	Golden Ocean Group, Ltd.	1,246,862	2,466,148
*	GPV Industri AS Series B	2,200	—
	Grafton Group P.L.C.	54,250	584,756
#*	Grontmij	313,343	1,574,842
	Groupe Crit	24,255	1,480,062
	Groupe Eurotunnel SA	796,263	10,164,393
#	Groupe Gorge	12,177	351,976
	Gunnebo AB	206,334	1,220,873
	Haldex AB	226,180	2,649,160
#	Hamburger Hafen und Logistik AG	84,770	2,039,808
*	Hamon & CIE SA	4,508	92,656
*	Haulotte Group SA	65,672	1,388,798
#*	Heidelberger Druckmaschinen AG	1,168,180	3,605,320
#	Heijmans NV	107,655	1,949,106
#	Hexagon Composites ASA	219,760	1,277,897
	Homag Group AG	25,484	668,347
	Huber & Suhner AG	50,241	2,726,409
	Implenia AG	65,242	4,875,333
#	Impregilo SpA	98,452	601,599
	Indus Holding AG	109,925	4,843,394
	Industria Macchine Automatiche SpA	58,626	2,906,430
	Indutrade AB	66,548	3,179,477
	Interpump Group SpA	317,190	4,890,797
	Interroll Holding AG	2,559	1,649,477
	Intrum Justitia AB	345,659	9,433,113
	Irish Continental Group P.L.C.(3333651)	23,420	967,338
	Irish Continental Group P.L.C.(3339455)	27,192	1,141,260
	Jacquet Metal Service	55,520	1,202,624
	Jensen-Group NV	13,482	260,351
#*	Joyou AG	18,024	315,667
#	Jungfraubahn Holding AG	3,095	242,964
	Kaba Holding AG Class B	12,166	5,809,153
*	Kardex AG	30,563	1,515,001
	Kendrion NV	46,455	1,590,156
	Kingspan Group P.L.C.	564,338	10,735,380
*	Kloeckner & Co. SE	520,355	7,680,659
	Koenig & Bauer AG	25,243	427,768
	Komax Holding AG	15,293	2,327,985
#	Konecranes Oyj	245,559	7,822,023
	Koninklijke BAM Groep NV	1,376,686	8,243,280
#	Krones AG	72,618	6,940,824
	KSB AG	3,584	2,301,488
#	KUKA AG	130,343	6,386,791

	Lassila & Tikanoja Oyj	151,954	$3,036,149
	Lemminkainen Oyj	26,333	478,819
*	Lindab International AB	330,563	3,979,037
	LISI	17,353	2,860,363
	Loomis AB Class B	318,925	8,221,489
#*	Maire Tecnimont SpA	460,257	1,723,467
	Manitou BF SA	48,911	841,679
#*	MasterFlex SE	19,347	184,682
*	Mersen	72,883	2,460,442
#	Metso Oyj	499,824	16,366,709
#*	Meyer Burger Technology AG	408,473	6,637,991
	Mota-Engil SGPS SA	363,210	2,950,929
	MTU Aero Engines AG	128,375	11,917,637
#	Muehlbauer Holding AG & Co. KGaA	14,905	377,742
	NCC AB Class A	24,456	881,848
	NCC AB Class B	373,389	13,522,609
	Nederman Holding AB	3,680	106,820
*	Neorion Holdings SA	14,991	483
#	Nexans SA	131,823	6,905,334
#	Nibe Industrier AB Class B	361,445	9,298,149
#	NKT Holding A.S.	110,421	6,397,134
	Nolato AB Class B	105,172	2,647,533
	Norbert Dentressangle SA	20,989	3,438,045
*	Nordex SE	279,193	4,512,251
	Norma Group SE	152,537	8,084,684
#*	Norwegian Air Shuttle A.S.	130,053	5,490,524
#	Obrascon Huarte Lain SA	193,959	8,438,541
	OC Oerlikon Corp. AG	858,856	14,479,369
#*	Odfjell SE Class A	138,810	822,593
	OEM International AB Class B	45,688	822,825
	Oesterreichische Post AG	159,507	8,038,843
	OHB AG	35,659	992,098
#*	Orell Fuessli Holding AG	5,198	569,645
	Ormat Industries	293,852	2,230,112
*	Osram Licht AG	2,228	144,467
#	Outotec Oyj	697,608	7,731,529
#	Palfinger AG	58,212	2,265,760
	Panalpina Welttransport Holding AG	40,168	6,173,711
	Peab AB	752,981	5,326,136
	PER Aarsleff A.S. Class B	8,228	1,431,350
	Pfeiffer Vacuum Technology AG	43,249	5,278,029
	Phoenix Mecano AG	3,100	1,954,990
*	Picanol	29,777	1,167,664
	PKC Group Oyj	109,715	3,423,631
	Plasson Industries, Ltd.	13,073	507,425
#	PNE Wind AG	276,366	1,084,087
	Ponsse Oy	30,777	444,888
*	PostNL NV	2,402,055	10,946,139
#*	Poyry Oyj	194,637	1,128,804
*	Prima Industrie SpA	3,858	74,714
	Proffice AB Class B	262,115	990,970
*	Prosegur Cia de Seguridad SA	875,740	5,634,372
	Prysmian SpA	364,872	9,079,959

	R Stahl AG	15,459	$740,777
	Ramirent Oyj	324,161	3,555,131
	Rational AG	9,565	3,408,706
	Revenio Group OYJ	7,363	172,226
	Rheinmetall AG	195,657	13,775,513
	Rieter Holding AG	16,400	3,654,120
	Roblon A.S. Class B	2,700	134,328
	Rockwool International A.S. Class B	30,614	5,944,210
	Rosenbauer International AG	17,256	1,607,120
#*	Royal Imtech NV	841,253	2,304,001
	Saab AB Class B	256,897	7,852,818
*	Sacyr SA	1,283,635	8,537,242
	Saft Groupe SA	126,335	4,415,954
*	Saga Furs Oyj	11,324	441,000
*	Sapec	2,832	195,098
#*	SAS AB	643,871	1,428,468
#	Schaltbau Holding AG	21,020	1,334,339
	Schweiter Technologies AG	4,466	3,304,373
	Seche Environnement SA	9,167	459,481
	Securitas AB Class B	938,366	10,867,519
	Semcon AB	85,074	912,708
	Semperit AG Holding	50,274	2,701,216
#	SGL Carbon SE	229,387	7,797,362
	Shikun & Binui, Ltd.	929,458	2,291,520
#*	Singulus Technologies AG	236,814	807,156
	Sixt SE	81,198	3,239,481
	SMT Scharf AG	18,717	491,435
	Societa Iniziative Autostradali e Servizi SpA	244,650	2,945,901
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,148	137,883
	Solar A.S. Class B	26,105	1,955,365
#	Somfy SA	21,738	6,857,277
*	Sonae Capital SGPS SA	16,256	10,963
	SRV Group P.L.C.	9,181	47,484
#*	Ste Industrielle d'Aviation Latecoere SA	30,831	587,041
	Stolt-Nielsen, Ltd.	76,704	2,223,177
#	Strabag SE	102,680	2,660,443
	Stref SA	29,121	2,397,141
	Sulzer AG	11,622	1,599,280
#	Sweco AB Class B	184,680	3,092,344
#	Swisslog Holding AG	1,022,294	1,189,935
	Synergie SA	70,650	1,805,750
	Systemair AB	29,611	509,698
	Technotrans AG	29,535	345,040
	Teixeira Duarte SA	734,737	1,119,019
#	Telegate AG	23,076	186,169
	Teleperformance	275,593	15,969,648
*	Themeliodomi S.A.	37,422	—
*	Thermador Groupe	10,147	1,110,669
	Thessaloniki Port Authority SA	2,794	99,847
	TKH Group NV	184,381	6,437,134
	TNT Express NV	813,310	7,979,392
	Tomra Systems ASA	669,803	6,439,710
#*	Tornos Holding AG	38,028	252,673

*	Touax SA	4,773	$132,152
*	Transcom WorldWide SA	1,397,448	270,698
	Trelleborg AB Class B	312,132	6,299,577
	Trevi Finanziaria Industriale SpA	154,707	1,735,776
	TTS Group ASA	180,762	191,518
	Uniflex AB	12,408	55,287
	Uponor Oyj	247,346	4,507,730
	USG People NV	389,997	6,294,280
#	Vacon P.L.C.	94,088	3,962,569
	VBG Group AB Class B	137	3,433
*	VBH Holding AG	9,415	35,315
	Veidekke ASA	336,593	3,481,750
*	Vestas Wind Systems A.S.	533,999	21,410,152
	Vianini Lavori SpA	175,180	1,544,890
*	VM Materiaux SA	6,914	342,493
#*	Von Roll Holding AG	258,978	498,366
	Vossloh AG	37,975	3,591,048
	VTG AG	49,169	984,040
	Wacker Neuson SE	85,451	1,475,878
#*	Walter Meier AG	23,690	1,379,866
	Washtec AG	5,625	91,220
#	Wienerberger AG	565,653	10,836,814
	Wilh Wilhelmsen ASA	138,972	1,317,185
	Wilh Wilhelmsen Holding ASA Class A	65,996	2,147,581
#	YIT Oyj	500,865	5,333,261
	Zehnder Group AG	45,677	2,004,023
	Zumtobel AG	161,140	3,996,567
Total Industrials			926,735,443

Information Technology — (8.6%)
	Acando AB	282,290	656,097
#*	Acotel Group SpA	3,478	96,069
	AddNode Group AB	22,737	142,457
*	ADVA Optical Networking SE	189,709	868,116
*	Aixtron SE	409,853	6,715,815
*	Alcatel-Lucent	6,724,528	26,482,907
	Allgeier SE	26,582	653,633
*	Allot Communications, Ltd.	59,420	780,449
	ALSO Holding AG	16,195	916,571
	Alten SA	95,360	5,120,809
*	Altran Technologies SA	676,432	7,643,623
*	ams AG	39,077	5,487,530
	Ascom Holding AG	183,217	3,765,139
	ASM International NV	238,444	9,560,564
	Atea ASA	312,408	3,432,909
	Aubay	10,285	154,920
*	AudioCodes, Ltd.	169,225	1,263,560
	Austria Technologie & Systemtechnik AG	83,748	1,010,870
#	Axis Communications AB	192,280	6,596,510
*	Axway Software SA	28,180	874,541
#	Babylon, Ltd.	134,822	212,991
#	Barco NV	60,150	4,818,277
	Basler AG	1,420	68,388

#	BasWare Oyj	38,468	$2,080,613
	BE Semiconductor Industries NV	164,367	2,537,776
	Bechtle AG	73,789	6,351,121
	Beijer Electronics AB	55,826	595,214
*	Bull	402,126	1,987,318
#	CANCOM SE	63,917	3,035,453
	Cegid Group	22,946	940,338
	CENIT AG	37,037	577,395
*	Ceragon Networks, Ltd.	77,319	224,288
*	Cicor Technologies	5,893	219,971
	Comptel Oyj	337,600	246,617
#	Connecta AB	40,724	231,181
*	CyberCom Group AB	385,158	154,510
	Data Modul AG	11,455	272,238
	Datalogic SpA	65,558	833,497
#	Devoteam SA	27,431	695,532
*	Dialog Semiconductor P.L.C.	310,004	7,663,553
	Digia P.L.C.	48,912	273,210
	DOCdata NV	22,463	504,411
	Doro AB	94,731	616,424
#	Econocom Group	304,215	3,495,184
	Ei Towers SpA	39,294	2,326,172
	Elektrobit Oyj	265,750	950,335
*	Elma Electronic AG	267	118,168
	Elmos Semiconductor AG	49,157	920,536
#	Enea AB	63,008	513,462
	Engineering SpA	20,358	1,486,246
	Esprinet SpA	124,948	1,308,105
#	Euromicron AG	33,718	621,094
#*	Eurotech SpA	122,818	440,934
	Evry ASA	267,383	451,942
	EVS Broadcast Equipment SA	60,843	3,945,102
	Exact Holding NV	73,229	2,779,793
*	EZchip Semiconductor, Ltd.	108,935	2,776,139
	F-Secure Oyj	471,472	1,562,229
*	First Sensor AG	19,888	257,070
#	Formula Systems 1985, Ltd.	36,549	1,126,495
*	GameLoft SE	306,873	3,250,521
	GEA	2,433	306,933
#*	GECI International	59,392	—
*	GeoSentric Oyj	244,900	—
	GFT Technologies AG	79,714	899,200
#*	Gilat Satellite Networks, Ltd.	101,405	513,292
	Groupe Open	27,590	338,029
	Groupe Steria SCA	135,577	2,733,599
#*	Grupo Ezentis SA	498,747	877,655
#	HIQ International AB	260,002	1,587,720
	HMS Networks AB	7,040	148,054
#*	Indra Sistemas SA	488,878	9,824,164
#	Industrial & Financial Systems Class B	89,522	2,527,395
*	Inficon Holding AG	8,083	2,995,186
*	Informatics S.A.	3,778	—
#*	Ingenico	157,666	14,735,947

	Init Innovation In Traffic Systems AG	11,745	$378,974
#*	Intershop Communications AG	62,598	155,879
#	Isra Vision AG	15,060	1,089,368
	Ituran Location and Control, Ltd.	87,477	2,175,989
	Jenoptik AG	223,167	4,051,966
#	Kapsch TrafficCom AG	26,900	1,482,908
	KNOW IT AB	75,523	765,672
	Kontron AG	247,150	1,694,689
	Kudelski SA	201,663	2,926,928
	Lagercrantz AB Class B	79,921	1,571,325
	Lectra	94,714	1,021,523
	LEM Holding SA	3,667	2,915,596
#	Logitech International SA	693,935	10,368,208
	LPKF Laser & Electronics AG	102,890	2,409,659
	Magic Software Enterprises, Ltd.	67,535	542,911
*	Manz AG	11,146	1,002,102
	Matrix IT, Ltd.	182,457	1,052,926
	Melexis NV	98,065	3,796,481
	Micronas Semiconductor Holding AG	155,041	1,227,687
*	Micronic Mydata AB	390,070	1,024,210
	Mobotix AG	13,963	275,158
	Nederland Apparatenfabriek	28,810	1,222,103
	Nemetschek AG	24,668	2,037,184
#*	Neopost SA	167,752	13,257,196
	Net Entertainment NE AB Class B	151,050	3,594,586
*	Net Insight AB Class B	1,189,130	345,778
	Nice SpA	41,141	188,952
#*	Nordic Semiconductor ASA	580,280	3,572,263
*	Nova Measuring Instruments, Ltd.	85,467	957,542
#	Novabase SGPS SA	65,729	354,568
	Okmetic Oyj	61,386	384,415
	Opera Software ASA	372,883	4,855,402
*	Ordina NV	414,015	1,112,311
	P&I Personal & Informatik AG	17,863	1,607,640
*	Parrot SA	38,572	1,168,233
*	Perion Network, Ltd.	16,455	179,125
#	Pricer AB Class B	452,718	406,559
	Proact IT Group AB	41,297	566,035
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	525,114
	PVA TePla AG	46,019	188,457
*	Q-Free ASA	143,444	349,232
	ReadSoft AB Class B	87,941	242,829
*	RealDolmen NV/SA(5529094)	120	18
#*	RealDolmen NV/SA(B3M0622)	7,587	209,581
#*	REC Silicon ASA	8,331,075	5,413,231
*	REC Solar ASA	138,239	2,127,624
*	Rentabiliweb Group	16,953	219,713
	Reply SpA	18,077	1,605,606
	RIB Software AG	85,906	1,337,286
	SAES Getters SpA	30,068	366,270
*	Sapiens International Corp. NV	21,557	176,010
	Schaffner Holding AG	2,624	778,484

	Securidev SA	2,500	$130,839
*	SER Systems AG	9,400	—
#	SimCorp A.S.	194,860	7,896,955
#	SMA Solar Technology AG	51,689	2,743,739
	Societe pour l'Informatique Industrielle	40,908	419,307
	Softing AG	12,107	263,428
#	Software AG	315,948	11,463,650
#*	SOITEC	826,614	2,630,630
*	Solaria Energia y Medio Ambiente SA	185,092	334,344
#*	Solarworld AG	2,151	114,890
*	Sopra Group SA	23,140	2,759,027
*	Store Electronic	11,257	243,665
#*	Suss Microtec AG	92,598	891,884
*	Sword Group	30,562	761,204
#	Syzygy AG	30,656	234,788
*	Telecomunicaciones y Energia	146,125	356,307
	Teleste Oyj	53,559	334,596
	Temenos Group AG	273,863	9,648,891
	Tessi SA	7,038	848,048
	Tieto Oyj	305,721	7,854,194
#	Tomorrow Focus AG	118,269	691,104
*	Topsil Semiconductor Matls	886,257	115,764
#*	Tower Semiconductor, Ltd.	119,920	1,063,749
*	TradeDoubler AB	202,211	527,850
	Transmode AB	73,455	1,234,158
	TXT e-solutions SpA	15,342	212,477
	U-Blox AG	27,034	3,718,232
*	UBISOFT Entertainment	459,542	8,217,665
#	USU Software AG	3,377	62,224
	Vaisala Oyj Class A	42,946	1,332,336
	Wincor Nixdorf AG	143,454	10,310,266
	Wirecard AG	112,653	4,677,543
*	WM Technologie, Ltd.	23,690	562,740
	XING AG	11,101	1,595,559
Total Information Technology			358,711,665

Materials — (6.4%)
*	A-TEC Industries AG	21,828	—
#	Acerinox SA	460,110	7,396,455
	Afarak Group Oyj	604,909	315,867
#	Ahlstrom Oyj	48,381	532,089
*	Alfa Alfa Energy S.A.	3,810	—
	Altri SGPS SA	597,102	2,168,946
	AMAG Austria Metall AG	2,133	70,827
#*	AMG Advanced Metallurgical Group NV	160,659	1,578,632
*	APERAM	262,538	6,963,754
*	Auriga Industries AS Class B	96,829	3,433,185
	Aurubis AG	153,470	8,336,069
	BillerudKorsnas AB	689,767	9,546,373
	Brodrene Hartmann A.S.	13,977	484,507
#	Buzzi Unicem SpA	320,417	5,978,573
	Caltagirone SpA	23,417	88,082
	Cementir Holding SpA	336,239	3,189,611

#*	Cementos Portland Valderrivas SA	53,170	$549,595
*	Cham Paper Holding AG	1,836	485,371
	Ciments Francais SA	47,966	5,200,211
	Clariant AG	453,880	8,826,009
	Corticeira Amorim SGPS SA	207,426	811,718
	Ence Energia y Celulosa SA	962,189	2,903,846
#	Eramet	8,545	1,027,886
#*	Ercros SA	483,625	337,573
*	Floridienne SA	868	82,144
	Fluegger A.S. Class B	4,198	258,846
	Frutarom Industries, Ltd.	174,875	4,202,496
	Fuchs Petrolub SE	90,111	7,956,249
	Gurit Holding AG	1,837	1,038,677
*	H&R AG	50,783	549,232
*	H+H International A.S. Class B	31,426	274,996
*	Hadera Paper, Ltd.	10,176	537,893
#*	Hansa Group AG	146,815	282,073
	Hexpol AB	115,947	10,245,816
	Holmen AB Class B	273,916	10,051,977
	Huhtamaki Oyj	452,365	12,404,169
	Iberpapel Gestion SA	26,401	523,264
*	Intek Group SpA	1,654,192	1,042,999
#	Italcementi SpA	308,441	3,808,088
*	Italmobiliare SpA	46,873	1,881,015
#	K+S AG	46,883	1,539,545
	Kemira Oyj	472,368	6,891,108
*	Kenmare Resources P.L.C.	4,546,361	1,089,506
*	Koninklijke Ten Cate NV	147,968	4,551,897
#	Lenzing AG	51,434	2,833,921
	Mayr Melnhof Karton AG	45,831	5,735,601
	Metsa Board Oyj	1,549,706	7,132,912
	Miquel y Costas & Miquel SA	37,628	1,556,278
*	Munksjo Oyj	24,345	203,447
#*	Norske Skogindustrier ASA	660,997	541,162
#	NV Bekaert SA	190,167	7,750,270
#	Nyrstar NV	742,718	2,764,640
#*	Outokumpu Oyj(BKF2BM9)	16,838,228	4,256,682
#*	Outokumpu Oyj(4665148)	4,209,557	1,121,183
	Papeles y Cartones de Europa SA	232,611	1,255,078
	Portucel SA	895,166	4,072,605
	PSB Industries SA	8,438	473,108
*	Rautaruukki Oyj	439,221	4,871,050
	Recticel SA	101,580	946,179
#*	Recylex SA	83,164	340,161
*	Reno de Medici SpA	230,093	102,161
	Resilux	4,724	706,367
#	RHI AG	113,647	3,657,138
	Robertet SA	3,167	742,483
#	Salzgitter AG	192,504	7,621,260
*	Schmolz + Bickenbach AG	2,540,584	3,540,503
	Semapa-Sociedade de Investimento e Gestao	315,847	4,631,970
#*	Sequana SA	44,019	409,161
	SKW Stahl-Metallurgie Holding AG	28,224	447,763

	Smurfit Kappa Group P.L.C.	511,812	$12,412,572
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	7,696
	Societe Internationale de Plantations d'Heveas SA	7,778	497,354
	SOL SpA	166,511	1,434,364
#*	Sonae Industria SGPS SA	443,755	427,651
#	SSAB AB Class A	834,811	6,450,326
#	SSAB AB Class B	352,706	2,366,563
	Symrise AG	155,836	7,785,577
	Tessenderlo Chemie NV	132,614	3,822,565
	TFF Group	5,013	422,311
#	Tikkurila Oyj	175,018	4,122,327
	Tubacex SA	520,966	2,399,026
*	Tubos Reunidos SA	495,225	1,403,449
*	Vetropack Holding AG	877	1,622,965
	Vicat	59,033	4,973,740
#	Vidrala SA	77,869	4,182,414
*	Viohalco SA	603,593	3,898,378
	Wacker Chemie AG	12,207	1,490,044
	Zignago Vetro SpA	132,100	1,143,027
Total Materials			268,012,601

Other — (0.0%)
*	Atag Group NV	4,630	—
*	Balafas S.A.	15,200	—
*	Parco Industriale e Immobiliare SA	600	—
Total Other			—

Telecommunication Services — (2.2%)
#	Cellcom Israel, Ltd.	246,360	3,377,804
	Drillisch AG	228,312	8,292,462
	Elisa Oyj	702,558	20,210,029
	Freenet AG	498,012	17,430,644
#*	Jazztel P.L.C.	1,044,478	15,891,605
*	Lan-Net S.A.	12,688	—
	Mobistar SA	103,511	1,954,551
#*	Partner Communications Co., Ltd.	392,298	3,566,503
#	Portugal Telecom SGPS SA	1,886,010	8,027,488
	QSC AG	484,191	2,414,434
#*	Retelit SpA	410,894	400,009
*	Space Communication, Ltd.	17,611	315,735
	Telekom Austria AG	817,041	8,135,241
*	Tiscali SpA	3,467,783	354,052
Total Telecommunication Services			90,370,557

Utilities — (1.9%)
#	A2A SpA	4,407,721	5,706,524
#	Acciona SA	104,622	9,071,114
	ACEA SpA	280,731	4,153,252
*	Albioma	96,570	2,592,306
	Alerion Cleanpower SpA	92,062	491,137
	Alpiq Holding AG	4,430	611,526
	Arendals Fossekompani A.S.	90	24,495

#*	Arise AB	36,861	$135,242
	Ascopiave SpA	194,134	606,911
	BKW AG	39,384	1,393,735
*	EDP Renovaveis SA	366,811	2,441,700
#	Electricite de Strasbourg	21,886	3,496,037
#*	Elia System Operator SA	135,158	6,829,699
	Energiedienst Holding AG	71,249	2,565,654
	EVN AG	164,083	2,309,977
*	Falck Renewables SpA	518,528	1,065,001
*	Greentech Energy Systems A.S.	12,775	29,558
	Hera SpA	2,996,036	8,754,277
	Iren SpA	2,070,565	3,738,096
#	MVV Energie AG	114,055	3,690,982
#*	REN - Redes Energeticas Nacionais SGPS SA	914,989	3,605,266
	Romande Energie Holding SA	2,714	3,410,244
#*	Rubis SCA	157,540	11,338,770
#*	Theolia SA	281,335	500,658
Total Utilities			78,562,161

TOTAL COMMON STOCKS			3,580,512,619

RIGHTS/WARRANTS — (0.1%)
*	Banco Popolare Rights 04/07/14	719,215	6,123,303
#*	Intercell AG	254,689	—
*	Mota-Engil SGPS SA Rights 12/31/49	363,210	304,964
#*	Seat Pagine Gialle SpA Warrants 08/31/14	2,988,838	3
TOTAL RIGHTS/WARRANTS			6,428,270

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (14.0%)
§@	DFA Short Term Investment Fund	50,382,544	582,926,029
TOTAL INVESTMENTS — (100.0%) (Cost $3,022,778,750)^^			$4,169,866,918

Summary of the Series' investments as of March 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$82,555	$528,886,701	—	$528,969,256
Consumer Staples	63,494	207,691,103	—	207,754,597
Energy	—	146,393,056	—	146,393,056
Financials	9,115,323	640,933,343	—	650,048,666
Health Care	—	324,954,617	—	324,954,617
Industrials	111,590	926,623,853	—	926,735,443
Information Technology	—	358,711,665	—	358,711,665
Materials	4,256,682	263,755,919	—	268,012,601
Other	—	—	—	—
Telecommunication Services	—	90,370,557	—	90,370,557
Utilities	—	78,562,161	—	78,562,161
Rights/Warrants	—	6,428,270	—	6,428,270
Securities Lending Collateral	—	582,926,029	—	582,926,029
TOTAL	$13,629,644	$4,156,237,274	—	$4,169,866,918

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2014
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.7%)
Consumer Discretionary — (7.4%)
	AutoCanada, Inc.	57,429	$3,194,829
*	Bauer Performance Sports, Ltd.	76,531	982,338
#	BMTC Group, Inc. Class A	17,481	237,666
*	Brookfield Residential Properties, Inc.	22,148	464,998
#	Cineplex, Inc.	271,135	10,318,091
#*	Coastal Contacts, Inc.	95,324	1,069,210
	Cogeco Cable, Inc.	78,287	4,061,293
	Cogeco, Inc.	15,973	791,787
#	Corus Entertainment, Inc. Class B	369,716	8,163,517
#	DHX Media, Ltd.	167,978	686,803
	Dorel Industries, Inc. Class B	127,520	4,266,816
	easyhome, Ltd.	3,600	58,421
	Gamehost, Inc.	19,981	258,099
	Glacier Media, Inc.	137,300	167,666
#	Glentel, Inc.	66,991	765,352
*	Great Canadian Gaming Corp.	302,800	3,911,338
#*	Imax Corp.	229,046	6,259,140
	Indigo Books & Music, Inc.	2,302	19,470
*	Le Chateau, Inc. Class A	59,800	143,888
#	Leon's Furniture, Ltd.	143,275	2,039,287
	Linamar Corp.	269,606	12,437,726
	Martinrea International, Inc.	461,356	4,160,759
#*	MEGA Brands, Inc.	68,098	1,090,923
#*	Mood Media Corp.	182,874	124,066
	MTY Food Group, Inc.	17,676	485,430
	Pizza Pizza Royalty Corp.	4,390	53,450
	Reitmans Canada, Ltd.	15,456	78,993
	Reitmans Canada, Ltd. Class A	237,386	1,236,855
#	RONA, Inc.	681,945	6,964,413
	Sears Canada, Inc.	37,769	563,716
	Torstar Corp. Class B	263,614	1,573,815
*	TVA Group, Inc. Class B	7,000	56,165
	Uni-Select, Inc.	76,177	2,060,328
	Whistler Blackcomb Holdings, Inc.	97,716	1,341,772
Total Consumer Discretionary			80,088,420

Consumer Staples — (2.7%)
	Alliance Grain Traders, Inc.	75,204	1,194,557
	Andrew Peller, Ltd. Class A	3,400	41,827
	Canada Bread Co., Ltd.	7,256	473,888
	Clearwater Seafoods, Inc.	9,749	66,845
#	Colabor Group, Inc.	92,227	333,702
	Corby Spirit and Wine, Ltd.	71,728	1,289,871
	Cott Corp.	499,623	4,239,226
	High Liner Foods, Inc.	12,497	519,211
#	Liquor Stores N.A., Ltd.	106,130	1,179,862
	Maple Leaf Foods, Inc.	500,264	7,968,927
	North West Co., Inc. (The)	232,610	5,159,292
	Premium Brands Holdings Corp.	90,243	1,710,984
#	Rogers Sugar, Inc.	367,159	1,537,717

*	SunOpta, Inc.	269,191	$3,175,261
Total Consumer Staples			28,891,170

Energy — (21.1%)
*	Advantage Oil & Gas, Ltd.	1,098,231	5,424,099
#	Akita Drilling, Ltd. Class A	42,000	630,665
#*	Alvopetro Energy, Ltd.	401,858	385,318
*	Anderson Energy, Ltd.	190,616	41,382
*	Antrim Energy, Inc.	271,991	15,992
	Arsenal Energy, Inc.	54,565	324,280
#*	Artek Exploration, Ltd.	242,032	888,874
#*	Athabasca Oil Corp.	187,200	1,347,908
*	Bankers Petroleum, Ltd.	1,277,846	6,218,735
*	Bellatrix Exploration, Ltd.	938,858	7,940,590
#*	Birchcliff Energy, Ltd.	441,234	4,390,388
#*	BlackPearl Resources, Inc.	1,273,745	3,030,257
*	BNK Petroleum, Inc.	486,714	898,143
#	Bonavista Energy Corp.	159,160	2,328,012
#	Bonterra Energy Corp.	81,072	3,927,830
#	Calfrac Well Services, Ltd.	159,947	5,089,946
*	Calvalley Petroleums, Inc. Class A	226,068	337,415
#*	Canacol Energy, Ltd.	137,542	868,422
#	Canadian Energy Services & Technology Corp.	179,083	4,644,333
#	CanElson Drilling, Inc.	325,926	2,125,668
#	Canyon Services Group, Inc.	215,570	2,669,519
#	Cathedral Energy Services, Ltd.	159,936	610,520
*	Cequence Energy, Ltd.	732,202	1,695,556
*	Chinook Energy, Inc.	189,450	231,350
*	Connacher Oil and Gas, Ltd.	2,187,935	534,367
#*	Corridor Resources, Inc.	367,780	582,194
*	Crew Energy, Inc.	542,884	4,316,554
*	Crocotta Energy, Inc.	290,742	891,556
*	DeeThree Exploration, Ltd.	396,042	3,396,181
*	Delphi Energy Corp.	746,304	1,809,222
#*	Denison Mines Corp.	2,185,983	3,223,114
#	Enbridge Income Fund Holdings, Inc.	227,285	5,448,261
	Enerflex, Ltd.	279,959	4,457,059
	Ensign Energy Services, Inc.	199,592	2,950,098
#*	Epsilon Energy, Ltd.	240,165	775,567
#	Equal Energy, Ltd.	154,741	708,267
*	Essential Energy Services Trust	622,141	1,536,359
#*	Forsys Metals Corp.	109,974	52,724
#*	Gasfrac Energy Services, Inc.	70,322	120,225
*	Gran Tierra Energy, Inc.	1,391,012	10,443,600
*	Ithaca Energy, Inc.	1,454,231	3,617,490
#*	Ivanhoe Energy, Inc.	348,882	186,197
*	Kelt Exploration, Ltd.	161,850	1,881,296
*	Legacy Oil + Gas, Inc.	745,800	4,904,537
#	Lightstream Resources, Ltd.	863,190	4,388,177
	Long Run Exploration, Ltd.	509,335	2,441,859
*	Marquee Energy, Ltd.	29,197	25,882
	McCoy Corp.	21,656	113,422
*	Mega Uranium, Ltd.	55,000	11,692

*	MGM Energy Corp.	19,000	$2,664
#	Mullen Group, Ltd.	458,025	11,497,235
#*	Niko Resources, Ltd.	178,719	347,577
	North American Energy Partners, Inc.	68,049	489,977
*	NuVista Energy, Ltd.	606,009	5,251,530
*	Painted Pony Petroleum, Ltd.	67,200	543,436
*	Parex Resources, Inc.	465,871	4,003,414
#	Parkland Fuel Corp.	353,327	6,826,834
#	Pason Systems, Inc.	292,560	7,399,347
#	Pengrowth Energy Corp.	4,252	25,731
#*	Perpetual Energy, Inc.	262,929	335,350
*	Petrobank Energy & Resources, Ltd.	398,702	137,048
#	PHX Energy Services Corp.	86,996	1,041,119
#*	Poseidon Concepts Corp.	165,977	83
	Pulse Seismic, Inc.	277,580	818,553
#*	Questerre Energy Corp. Class A	745,460	856,386
*	RMP Energy, Inc.	702,328	4,752,070
*	Rock Energy, Inc.	129,552	666,803
#*	Santonia Energy, Inc.	544,251	768,007
#	Savanna Energy Services Corp.	454,705	3,183,552
	Secure Energy Services, Inc.	437,854	7,521,345
*	Serinus Energy, Inc.	13,570	44,313
	ShawCor, Ltd.	125,996	5,254,107
*	Sonde Resources Corp.	77,286	34,256
#*	Southern Pacific Resource Corp.	1,650,425	492,664
#*	SouthGobi Resources, Ltd.	455,682	255,561
	Sprott Resource Corp.	471,290	1,061,522
#	Spyglass Resources Corp.	590,352	971,905
#	Strad Energy Services, Ltd.	12,700	52,845
#	Surge Energy, Inc.	758,003	4,209,985
#*	TAG Oil, Ltd.	181,541	497,575
*	Tethys Petroleum, Ltd.	412,989	201,731
	TORC Oil & Gas, Ltd.	281,784	3,084,203
	Total Energy Services, Inc.	135,278	2,361,705
#*	TransGlobe Energy Corp.	348,961	2,661,005
	Trican Well Service, Ltd.	643,185	8,139,447
	Trinidad Drilling, Ltd.	663,617	6,957,323
#*	Tuscany International Drilling, Inc.	176,042	—
#	Twin Butte Energy, Ltd.	1,317,124	2,692,628
#*	Uex Corp.	608,088	264,027
#	Veresen, Inc.	311,031	4,692,896
#	Western Energy Services Corp.	251,602	2,275,911
#	Whitecap Resources, Inc.	848,168	9,467,565
*	Xtreme Drilling and Coil Services Corp.	158,421	653,460
#	Zargon Oil & Gas, Ltd.	141,216	1,124,107
	ZCL Composites, Inc.	99,400	552,972
Total Energy			229,352,876

Financials — (5.9%)
#	AGF Management, Ltd. Class B	421,354	4,882,447
#	Alaris Royalty Corp.	52,216	1,412,265
	Altus Group, Ltd.	113,899	1,859,681
	Brookfield Real Estate Services, Inc.	8,075	108,032

#	Canaccord Genuity Group, Inc.	444,569	$3,297,572
#	Canadian Western Bank	300,957	10,129,905
	Clairvest Group, Inc.	1,900	41,076
*	Counsel Corp.	20,413	34,899
	E-L Financial Corp., Ltd.	1,467	962,076
	EGI Financial Holdings, Inc.	14,650	175,588
	Equitable Group, Inc.	52,295	2,736,086
*	Equity Financial Holdings, Inc.	800	8,235
	Fiera Capital Corp.	36,300	469,881
	Firm Capital Mortgage Investment Corp.	2,494	27,094
	First National Financial Corp.	3,873	85,378
#	FirstService Corp.	138,348	6,570,122
*	Genesis Land Development Corp.	71,917	245,903
#	Genworth MI Canada, Inc.	149,254	5,092,592
	Gluskin Sheff + Associates, Inc.	89,790	2,593,392
	GMP Capital, Inc.	298,487	2,006,113
	Guardian Capital Group, Ltd. Class A	11,327	161,580
*	Heritage Global, Inc.	4,254	2,935
#	Home Capital Group, Inc.	241,200	9,741,818
#	Killam Properties, Inc.	270,271	2,493,681
*	Kingsway Financial Services, Inc.	22,481	89,884
#	Laurentian Bank of Canada	147,250	6,289,593
*	Mainstreet Equity Corp.	16,062	535,691
	Melcor Developments, Ltd.	14,596	285,450
#	Sprott, Inc.	632,908	2,066,754
	TMX Group, Ltd.	6,593	321,927
Total Financials			64,727,650

Health Care — (1.8%)
	Amica Mature Lifestyles, Inc.	36,241	250,786
*	Endo International P.L.C.	87,493	6,009,356
#	Extendicare, Inc.	469,012	2,931,590
*	Imris, Inc.	73,479	116,317
#*	Knight Therapeutics, Inc.	53,575	255,881
#	Leisureworld Senior Care Corp.	150,832	1,661,812
#	Medical Facilities Corp.	81,158	1,493,219
*	Nordion, Inc.	464,108	5,348,472
#*	Oncolytics Biotech, Inc.	91,887	166,236
	QLT, Inc.	226,610	1,260,653
#*	Resverlogix Corp.	111,820	76,873
*	Theratechnologies, Inc.	10,101	4,066
#*	Transition Therapeutics, Inc.	50,610	404,239
*	TSO3, Inc.	74,206	32,891
*	Zenith Epigenetics Corp.	111,820	8,193
Total Health Care			20,020,584

Industrials — (11.2%)
	Aecon Group, Inc.	318,911	4,964,684
#	AG Growth International, Inc.	81,032	3,430,391
#*	Air Canada Class A	313,328	1,567,349
	Algoma Central Corp.	26,690	382,424
*	ATS Automation Tooling Systems, Inc.	455,298	5,910,019

	Badger Daylighting, Ltd.	148,114	$5,566,836
#*	Ballard Power Systems, Inc.	530,151	2,325,855
#	Bird Construction, Inc.	122,290	1,561,949
#	Black Diamond Group, Ltd.	199,089	6,168,067
	CanWel Building Materials Group, Ltd.	140,568	363,659
	Cervus Equipment Corp.	7,100	143,413
	Churchill Corp. Class A	91,759	925,475
#	Clarke, Inc.	46,294	346,734
	Contrans Group, Inc. Class A	97,789	1,110,133
#	DirectCash Payments, Inc.	37,998	502,172
#	Exchange Income Corp.	39,176	727,529
	Exco Technologies, Ltd.	76,543	616,221
*	GLV, Inc. Class A	93,231	325,528
#*	Heroux-Devtek, Inc.	119,947	1,241,243
	HNZ Group, Inc.	23,888	473,870
#	Horizon North Logistics, Inc.	478,383	3,617,623
#	K-Bro Linen, Inc.	15,144	536,033
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,751,009
	Magellan Aerospace Corp.	11,600	92,128
#	Morneau Shepell, Inc.	198,937	2,699,281
#	New Flyer Industries, Inc.	132,974	1,365,224
	Newalta Corp.	216,332	3,941,137
	Richelieu Hardware, Ltd.	65,723	2,889,315
#	Ritchie Bros Auctioneers, Inc.	347,194	8,391,699
#	Rocky Mountain Dealerships, Inc.	65,491	697,860
#	Russel Metals, Inc.	316,110	8,612,604
	Stantec, Inc.	228,285	13,953,159
#	Student Transportation, Inc.	374,162	2,315,032
	Toromont Industries, Ltd.	89,076	2,056,282
	Transcontinental, Inc. Class A	333,758	4,833,528
#	TransForce, Inc.	388,103	8,264,084
	Vicwest, Inc.	44,258	370,718
#	Wajax Corp.	82,286	2,727,980
	WaterFurnace Renewable Energy, Inc.	35,758	660,819
	WesternOne, Inc.	40,400	259,466
#	Westshore Terminals Investment Corp.	62,034	1,857,373
#	WSP Global, Inc.	189,353	6,119,930
Total Industrials			121,665,835

Information Technology — (4.6%)
#*	5N Plus, Inc.	248,422	858,410
	Absolute Software Corp.	219,888	1,398,293
*	AgJunction, Inc.	20,300	16,159
#*	Avigilon Corp.	115,293	2,981,662
	Calian Technologies, Ltd.	20,165	339,275
*	Celestica, Inc.	949,607	10,393,708
*	COM DEV International, Ltd.	396,424	1,362,651
	Computer Modelling Group, Ltd.	117,101	3,088,797
#	Davis + Henderson Corp.	380,812	10,651,024
*	Descartes Systems Group, Inc. (The)	262,529	3,668,994
#*	DragonWave, Inc.	162,023	225,704
#	Enghouse Systems, Ltd.	66,043	1,877,043
	Evertz Technologies, Ltd.	135,381	2,074,495

#*	EXFO, Inc.	106,980	$529,336
	Mediagrif Interactive Technologies, Inc.	7,276	120,247
*	Mitel Networks Corp.	118,901	1,255,154
#*	Points International, Ltd.	37,659	970,856
	Pure Technologies, Ltd.	26,910	162,604
#*	Redknee Solutions, Inc.	125,411	626,204
*	Sandvine Corp.	656,276	1,852,176
#*	Sierra Wireless, Inc.	157,015	3,425,782
*	Smart Technologies, Inc. Class A	7,408	35,516
*	Solium Capital, Inc.	40,200	250,182
	Vecima Networks, Inc.	6,059	32,172
	Wi-Lan, Inc.	765,533	2,285,173
Total Information Technology			50,481,617

Materials — (16.7%)
*	Aberdeen International, Inc.	122,333	16,045
#	Acadian Timber Corp.	14,113	165,960
*	Ainsworth Lumber Co., Ltd.	532,862	1,918,400
#	Alacer Gold Corp.	806,426	2,042,508
	Alamos Gold, Inc.	579,498	5,236,712
#*	Alexco Resource Corp.	278,307	417,901
#*	Almaden Minerals, Ltd.	98,343	133,437
#*	Altius Minerals Corp.	112,600	1,499,296
*	Amerigo Resources, Ltd.	553,854	232,964
#*	Argonaut Gold, Inc.	368,728	1,607,661
*	Asanko Gold, Inc.	271,644	565,157
#*	Augusta Resource Corp.	308,545	957,313
#	AuRico Gold, Inc.	1,247,156	5,437,623
#*	Avalon Rare Metals, Inc.	352,025	226,086
*	B2Gold Corp.	2,539,819	6,892,318
#*	Banro Corp.	14,500	6,952
	Canam Group, Inc. Class A	218,124	2,720,877
#	Canexus Corp.	286,986	1,300,588
*	Canfor Corp.	120,698	2,849,586
	Canfor Pulp Products, Inc.	206,615	2,196,044
*	Capstone Mining Corp.	1,560,656	4,122,221
	Cascades, Inc.	489,976	3,346,286
	CCL Industries, Inc. Class B	111,467	9,550,569
	Centerra Gold, Inc.	324,851	1,513,327
#*	Chaparral Gold Corp.	77,900	42,280
*	China Gold International Resources Corp., Ltd.	727,257	1,809,097
*	Claude Resources, Inc.	861,200	159,698
#*	Copper Mountain Mining Corp.	637,731	1,240,273
*	Dominion Diamond Corp.	385,640	5,180,239
#*	Duluth Metals, Ltd.	388,214	228,258
#*	Dundee Precious Metals, Inc.	515,238	1,859,611
*	Dynasty Metals & Mining, Inc.	39,369	48,076
#*	Eastern Platinum, Ltd.	3,210,960	232,363
#*	Eastmain Resources, Inc.	274,250	93,029
*	Eco Oro Minerals Corp.	3,789	1,405
*	EcoSynthetix, Inc.	1,500	3,528
*	Endeavour Mining Corp.	1,698,805	1,213,981
*	Endeavour Silver Corp.	389,940	1,682,509

#*	Energy Fuels, Inc.	47,970	$447,805
#*	Entree Gold, Inc.	286,898	101,212
*	Excellon Resources, Inc.	185,380	236,441
*	Exeter Resource Corp.	70,137	42,507
#*	First Majestic Silver Corp.	446,870	4,309,034
#*	Fortress Paper, Ltd. Class A	69,284	243,794
*	Fortuna Silver Mines, Inc.	750,906	2,764,530
#*	Fortune Bay Corp.	91,231	24,748
#*	Fortune Minerals, Ltd.	146,172	49,583
#*	Golden Star Resources, Ltd.	1,155,362	679,317
#*	Great Panther Silver, Ltd.	708,280	711,163
#*	Guyana Goldfields, Inc.	441,183	977,746
*	Hanfeng Evergreen, Inc.	45,837	28,609
#	HudBay Minerals, Inc.	872,492	6,811,041
	IAMGOLD Corp.	1,253,817	4,411,893
*	Imperial Metals Corp.	207,318	2,666,723
*	International Forest Products, Ltd. Class A	338,095	5,033,961
#*	International Tower Hill Mines, Ltd.	220,027	167,185
#	Intertape Polymer Group, Inc.	332,527	3,741,869
#*	Jaguar Mining, Inc.	274,437	13,654
#*	Katanga Mining, Ltd.	1,025,162	380,205
#*	Kirkland Lake Gold, Inc.	247,980	755,941
*	Labrador Iron Mines Holdings, Ltd.	17,133	1,860
#*	Lake Shore Gold Corp.	1,772,655	1,170,546
#*	Lucara Diamond Corp.	376,861	613,614
#*	MAG Silver Corp.	41,814	290,107
	Major Drilling Group International, Inc.	379,486	2,938,399
#*	MBAC Fertilizer Corp.	125,459	70,361
*	McEwen Mining - Minera Andes Acquisition Corp.	31,664	75,616
*	Mercator Minerals, Ltd.	443,725	40,138
#*	Migao Corp.	169,168	201,992
*	Minco Base Metals Corp.	2,780	—
*	Minco Silver Corp.	40,069	34,070
*	Nautilus Minerals, Inc.	89,354	17,782
#*	Nevada Copper Corp.	160,491	259,863
#	Nevsun Resources, Ltd.	978,216	3,309,387
*	New Millennium Iron Corp.	55,528	20,845
	Norbord, Inc.	185,489	4,887,648
#*	North American Palladium, Ltd.	565,789	276,369
#*	Northern Dynasty Minerals, Ltd.	148,624	146,540
#*	Novagold Resources, Inc.	569,999	2,077,880
*	OceanaGold Corp.	1,235,008	2,614,128
*	Orvana Minerals Corp.	292,952	161,647
*	Osisko Mining Corp.	1,551,415	9,655,120
#	Pan American Silver Corp.	627,915	8,071,164
#*	Petaquilla Minerals, Ltd.	528,482	117,122
*	Phoscan Chemical Corp.	432,579	115,433
#*	Pilot Gold, Inc.	39,391	50,597
#*	Platinum Group Metals, Ltd.	241,887	242,872
#*	Polymet Mining Corp.	635,065	867,434
*	Primero Mining Corp.	581,299	4,211,851
#*	RB Energy, Inc.	396,013	293,741
#*	Richmont Mines, Inc.	114,244	161,213

#*	Rubicon Minerals Corp.	508,405	$538,068
#*	Sabina Gold & Silver Corp.	383,055	270,269
#*	San Gold Corp.	1,226,995	166,485
#*	Sandstorm Gold, Ltd.	208,554	1,169,638
*	Scorpio Mining Corp.	978,870	243,500
#*	Seabridge Gold, Inc.	115,135	817,557
#	SEMAFO, Inc.	1,217,341	4,294,554
#	Sherritt International Corp.	1,628,826	5,687,262
*	Shore Gold, Inc.	167,935	39,496
#*	Silver Standard Resources, Inc.	340,397	3,377,797
*	St Andrew Goldfields, Ltd.	774,028	210,048
	Stella-Jones, Inc.	139,017	3,861,793
#*	Stornoway Diamond Corp.	297,297	322,710
#*	Sulliden Gold Corp., Ltd.	659,525	465,337
#*	Tanzanian Royalty Exploration Corp.	344,717	835,678
*	Taseko Mines, Ltd.	972,023	1,925,582
#*	Tembec, Inc.	374,965	847,953
#*	Teranga Gold Corp.	644,545	495,580
#*	Thompson Creek Metals Co., Inc.	902,518	1,967,497
*	Timminco, Ltd.	69,822	69
#*	Timmins Gold Corp.	869,574	1,093,359
*	US Silver & Gold, Inc.	45,433	19,727
*	Virginia Mines, Inc.	47,210	523,132
*	Wesdome Gold Mines, Ltd.	325,464	214,915
	West Fraser Timber Co., Ltd.	38,016	1,736,597
#	Western Forest Products, Inc.	771,080	1,680,961
	Winpak, Ltd.	83,054	2,088,558
Total Materials			181,238,600

Telecommunication Services — (0.3%)
	Axia NetMedia Corp.	188,167	434,035
#	Manitoba Telecom Services, Inc.	85,585	2,347,297
Total Telecommunication Services			2,781,332

Utilities — (4.0%)
#	Algonquin Power & Utilities Corp.	912,415	6,437,663
#*	Alterra Power Corp.	1,066,070	289,300
	Boralex, Inc. Class A	100,868	1,186,146
#	Capital Power Corp.	389,209	9,055,138
#	Capstone Infrastructure Corp.	422,566	1,536,603
#	Innergex Renewable Energy, Inc.	450,650	4,064,207
#	Just Energy Group, Inc.	675,567	5,432,646
#*	Maxim Power Corp.	92,234	237,781
#	Northland Power, Inc.	373,925	5,885,387
#	Superior Plus Corp.	653,197	7,196,689

# Valener, Inc.	173,453	$2,441,365
Total Utilities		43,762,925
TOTAL COMMON STOCKS		823,011,009

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (24.3%)
§@ DFA Short Term Investment Fund	22,839,195	264,249,487
TOTAL INVESTMENTS — (100.0%) (Cost $1,129,496,421)^^		$1,087,260,496

Summary of the Series' investments as of March 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$80,088,420	—	—	$80,088,420
Consumer Staples	28,891,170	—	—	28,891,170
Energy	229,352,793	$83	—	229,352,876
Financials	64,727,650	—	—	64,727,650
Health Care	20,012,391	8,193	—	20,020,584
Industrials	121,665,835	—	—	121,665,835
Information Technology	50,481,617	—	—	50,481,617
Materials	181,171,520	67,080	—	181,238,600
Telecommunication Services	2,781,332	—	—	2,781,332
Utilities	43,762,925	—	—	43,762,925
Securities Lending Collateral	—	264,249,487	—	264,249,487
TOTAL	$822,935,653	$264,324,843	—	$1,087,260,496

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At March 31, 2014, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios' have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2014.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Other

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Federal Tax Cost

At March 31, 2014, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,509,262,230
The Asia Pacific Small Company Series	1,681,449,063
The United Kingdom Small Company Series	1,440,292,678
The Continental Small Company Series	3,029,322,280
The Canadian Small Company Series	1,133,320,688

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or additional disclosure in the Schedules of Investments.